ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
 (THE "TRUST")
Prospectus dated April 25, 2016
AZL® Government Money Market Fund (formerly AZL® Money Market Fund) AZL® Multi-Manager Mid Cap Growth Fund (formerly AZL® Morgan Stanley Mid Cap Growth Fund)
Allianz Investment Management LLC (the "Manager")
Shares of each Fund are sold exclusively to certain insurance companies in connection with particular variable annuity contracts and/or variable life insurance policies (each a "Contract" and collectively the "Contracts") they issue. The insurance companies invest in shares of the Funds in accordance with instructions received from owners of the applicable Contracts.
This Prospectus must be accompanied or preceded by a current prospectus for the Contracts that invest in the Funds.
Questions?
Call toll free at 1-800-624-0197 or contact your investment representative.
The Securities and Exchange Commission has not approved or disapproved the shares described in this Prospectus or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
This prospectus may contain information on Funds not available under your Contract. Please refer to your Contract prospectus for information regarding the investment options available to you.
AZL® is a registered service mark of Allianz SE. Allianz SE is the ultimate owner of the Manager.

Table of Contents Allianz VIP Trust

TABLE OF CONTENTS
AZL® Government Money Market Fund	3
AZL® Multi-Manager Mid Cap Growth Fund	6
Tax Information	10
Financial Intermediary Compensation	10
More about the Funds	11
Overview	11
Investment Strategies	13
Investment Risks	14
Fund Management	19
The Manager	19
The Subadvisers of the Funds	19
The Portfolio Managers of the Funds	19
More Information About Fund Management	21
Duties of the Manager and Subadvisers	21
Payments to Affiliated Insurance Companies	21
Management Fees	22
Legal Proceedings	22
The Administrator	23
The Distributor	23
The Custodian	23
Disclosure of Portfolio Holdings	23
The Commodity Exchange Act	23
Shareholder Information	24
Pricing of Fund Shares	24
Government Money Market Fund	24
Purchase and Redemption of Shares	24
Market Timing	25
Distribution (12b-1) Fees	26
Dividends, Distributions, and Taxes	26
Financial Highlights	27
For More Information	29

The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016
2

Fund Summaries AZL® Government Money Market Fund

AZL® GOVERNMENT MONEY MARKET FUND

Investment Objective

The Fund seeks current income consistent with stability of principal.

Fees and Expenses

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. If Contract fees and expenses were included, the fees and expenses in the following table would be higher. Please refer to the Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.35%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.65%
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$66	$208	$362	$810

Investments, Risks, and Performance

Principal Investment Strategies of the Fund
The Fund invests at least 99.5% of its total assets in cash, government securities, or repurchase agreements that are collateralized fully by such securities. The Fund also has a policy to invest, under normal market conditions, at least 80% of its net assets in government securities or in repurchase agreements that are collateralized by government securities. The government securities in which the Fund may invest include any security issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the Government of the United States pursuant to authority granted by the Congress of the United States, or any certificate of deposit for any of the foregoing.
Under normal circumstances, the Fund's investments include U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less.
The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), and other rules of the U.S. Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund's subadviser, pursuant to guidelines approved by the Trust's Board of Trustees.
Principal Risks of Investing in the Fund
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016
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Fund Summaries AZL® Government Money Market Fund

During extended periods of low interest rates, and due in part to Contract fees and expenses, the yield of the Fund may become extremely low and possibly negative.
•	Selection Risk – Because this Fund is actively managed, there can be no guarantee that investment decisions made for the Fund will produce the desired results.
•	Interest Rate Risk – Debt securities held by the Fund may decline in value due to rising interest rates. Interest rates in the U.S. are at, or near, historic lows, which may increase the Fund's exposure to risks related to rising rates.
•	Credit Risk – The failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the Fund's earnings.
•	Market Risk – The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
•	Income Risk – Falling interest rates may cause the Fund's income to decline.
•	Issuer Risk – The value of a security may decline for a number of reasons directly related to the issuer of the security.
•	Extension Risk – If interest rates rise, debt securities may be paid in full more slowly than anticipated.
•	Liquidity Risk – An investment that is difficult to purchase or sell may have an adverse effect on the Fund's returns.
•	Call Risk – If interest rates fall, issuers of callable debt securities are more likely to prepay prior to the maturity date. The Fund may not be able to reinvest the proceeds from the prepayment in investments that will generate the same level of income.
•	Repurchase Agreements and Purchase and Sale Contracts Risk – If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in ether situation and the market value of the security declines, the Fund may lose money.
•	U.S. Government Obligations Risk – Certain securities in which the Fund may invest, including securities issued by certain government agencies and government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.
•	When Issued and Delayed Delivery Securities and Forward Commitments Risk – The purchase or sale of securities on a when issued basis or on a delayed delivery basis or through a forward commitment involves the purchase or sale of securities by the Fund at an established price with payment and delivery taking place in the future.
•	Variable and Floating Rate Instrument Risk - These are instruments that provide for adjustments in the interest rate on certain reset dates (variable) or whenever a specified interest rate index changes (floating).
Performance Information
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year, five years, and ten years compare with those of a broad measure of market performance.
Both the bar chart and the table assume reinvestment of dividends and distributions.
The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future. Prior to April 25, 2016, the Fund was named the AZL Money Market Fund, and it operated as a prime money market fund and invested in certain types of securities that the Fund may no longer hold. Consequently, the performance information below may have been different if the current investment limitations had been in effect during the period prior to the Fund's conversion to the AZL Government Money Market Fund.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016
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Fund Summaries AZL® Government Money Market Fund

Performance Bar Chart and Table
Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q3, 2007)	1.20%
Lowest (Q4, 2014)	0.00%
Average Annual Total Returns
	One Year Ended December 31, 2015	Five Years Ended December 31, 2015	Ten Years Ended December 31, 2015
AZL® Money Market Fund	0.01%	0.00%	1.17%
Three-Month U.S. Treasury Bill Index*	0.05%	0.06%	1.11%
*	Reflects no deduction for fees, expenses, or taxes.
The seven-day yield for the period ended December 31, 2015 was 0.00%. For the Fund's current 7-day yield, telephone 800-624-0197 toll-free.

Management

Allianz Investment Management LLC serves as the investment adviser to the Fund.
BlackRock Advisors, LLC serves as the subadviser to the Fund.
For important information about tax information and financial intermediary compensation, please turn to the sections "Tax Information" and "Financial Intermediary Compensation" at page 10 in this prospectus.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016
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Fund Summaries AZL® Multi-Manager Mid Cap Growth Fund

AZL® MULTI-MANAGER MID CAP GROWTH FUND

Investment Objective

The Fund seeks capital growth.

Fees and Expenses

Annual Fund Operating Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. If Contract fees and expenses were included, the fees and expenses in the following table would be higher. Please refer to the Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.80%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.05%
Total Annual Fund Operating Expenses	1.10%
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$112	$350	$606	$1,340
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 27% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies of the Fund
The Fund seeks to achieve its goal by investing in a combination of two subportfolios, or strategies, one of which is subadvised by J.P. Morgan Investment Management Inc., and the other of which is subadvised by Morgan Stanley Investment Management, Inc. The Manager generally makes equal allocations (approximately 50%) of the Fund's assets to each of the strategies. The investment results of the individual strategies will vary. The percentage allocations to the strategies will be monitored daily by the Manager and will generally not exceed plus or minus 3% of 50%. The Manager may recommend additional or different strategies for investment, without seeking the approval of shareholders.
The Fund as a whole normally will invest at least 80% of its net assets plus any borrowings for investment purposes in equity securities (including common stocks, preferred stocks and other securities convertible into common stocks or other equity securities) of mid cap companies. For this purpose, the Fund considers mid cap companies to be those that, at the time of purchase, have market capitalizations within the range of companies included in the Russell Midcap Growth Index, which at December 31, 2015, was between $201.8 million and $28.8 billion.
The JPMorgan Mid Cap Growth Strategy
Under normal circumstances, at least 80% of the net assets allocated to the JPMorgan Mid Cap Growth Strategy will be invested in equity securities of mid cap companies, including common stocks and debt securities and preferred stocks that are convertible to common stocks. The Strategy will invest primarily in common stocks of mid cap companies which the subadviser believes are capable of achieving sustained growth.
Derivatives may be used as substitutes for securities in which the Strategy can invest. To the extent the Strategy uses derivatives, it primarily will use futures contracts to more effectively gain targeted equity exposure from its cash positions.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016
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Fund Summaries AZL® Multi-Manager Mid Cap Growth Fund

In managing the Strategy, the subadviser employs a process that combines research, valuation and stock selection to identify companies that have a history of above-average growth or which the subadviser believes will achieve above-average growth in the future. Growth companies include those with leading competitive positions, predictable and durable business models and management that can achieve sustained growth.
The subadviser may sell a security for several reasons. A security may be sold due to a change in the company's fundamentals or if the subadviser believes the security is no longer attractively valued. Investments may also be sold if the subadviser identifies a stock that it believes offers a better investment opportunity.
The Morgan Stanley Mid Cap Growth Strategy
Under normal circumstances, at least 80% of the net assets allocated to the Morgan Stanley Mid Cap Growth Strategy will be invested in common stocks and other equity securities of mid cap growth companies. The Strategy may also invest in preferred stocks and securities convertible into common stocks or other equity securities.
The Strategy seeks to invest in high quality companies that the subadviser believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return. The Strategy typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and an attractive risk/reward. The subadviser generally considers selling an investment when it determines the company no longer satisfies its investment criteria.
The Strategy may invest up to 25% of its total assets in securities of foreign companies, including emerging market securities.  The securities in which the Strategy may invest may be denominated in U.S. dollars or in currencies other than U.S. dollars.
Principal Investment Risks
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.
The following is a summary of the principal risks to which the Fund's portfolio as a whole is subject. As changes occur in a Fund's portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.
•	Market Risk – The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
•	Issuer Risk – The value of a security may decline for a number of reasons directly related to the issuer of the security.
•	Selection Risk – Because this Fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results.
•	Growth Stocks Risk – Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks may be susceptible to rapid price swings or to adverse developments in certain sectors of the market.
•	Capitalization Risk – Investing in mid-capitalization companies creates risk because mid-capitalization companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large capitalization companies.
•	Convertible Securities Risk – The value of convertible securities may be affected by interest rates, default by the issuer on principal or interest payments, and the value of the underlying stock into which the securities may be converted.
•	Foreign Risk – Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
•	Emerging Markets Risk – Emerging markets may have less developed or more volatile trading markets, less developed legal and accounting systems, and greater likelihood of government restrictions, nationalization, or confiscation than developed countries.
•	Currency Risk – Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the Fund. In the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016
7

Fund Summaries AZL® Multi-Manager Mid Cap Growth Fund

•	Derivatives Risk – Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments.
Performance Information
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year, five years, and ten years compare with those of a broad measure of market performance.
Both the bar chart and the table assume reinvestment of dividends and distributions.
The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future. Prior to November 23, 2015, the Fund was subadvised by only one subadviser, Morgan Stanley Investment Management Inc., and named the AZL Morgan Stanley Mid Cap Growth Fund. Consequently, the performance information below may have been different if J.P. Morgan had been a subadviser to the Fund during the period prior to November 23, 2015.
Performance Bar Chart and Table
Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q2, 2009)	25.30%
Lowest (Q4, 2008)	-28.50%
Average Annual Total Returns
	One Year Ended December 31, 2015	Five Years Ended December 31, 2015	Ten Years Ended December 31, 2015
AZL® Multi-Manager Mid Cap Growth Fund	-6.21%	5.87%	6.68%
Russell MidCap® Growth Index*	-0.20%	11.54%	8.16%
*	Reflects no deduction for fees, expenses, or taxes.

Management

Allianz Investment Management LLC serves as the investment adviser to the Fund. Since September 21, 2015, Brian Muench, President of the Manager, is primarily responsible for determining allocations to each strategy.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016
8

Fund Summaries AZL® Multi-Manager Mid Cap Growth Fund

J.P. Morgan Investment Management Inc. serves as the subadviser to the Fund for the JPMorgan Mid Cap Growth Strategy.  The portfolio manager for the JPMorgan Mid Cap Growth Strategy, since September 21, 2015, is Timothy Parton, Managing Director, and since May 2016, Felise Agranoff, Managing Director.
Morgan Stanley Investment Management, Inc. serves as the subadviser to the Fund for the Morgan Stanley Mid Cap Growth Strategy.  The portfolio managers for the Morgan Stanley Mid Cap Growth Strategy are:  Dennis P. Lynch, Managing Director, since 2003, David S. Cohen, Managing Director, since 2003, Sam G. Chainani, Managing Director, since 2004, Jason C. Yeung, Managing Director, since 2007, and Armistead B. Nash, Managing Director, since 2008, and Alexander T. Norton, Executive Director, since 2005.
For important information about tax information and financial intermediary compensation, please turn to the sections "Tax Information" and "Financial Intermediary Compensation" at page 10 in this prospectus..
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016
9

Fund SummariesTax Information and Financial Intermediary Compensation

TAX INFORMATION

Shares of the Funds are sold exclusively to the separate accounts of certain insurance companies in connection with particular variable annuity and variable life insurance contracts (the "Contracts"). Provided that a Fund and a separate account investing in the Fund satisfy applicable tax requirements, any distributions from the Fund to the separate account will be exempt from current federal income taxation to the extent that such distributions accumulate in the Contract. You should refer to your Contract prospectus for further information regarding the tax treatment of the Contract and the separate accounts in which the Contract is invested.

FINANCIAL INTERMEDIARY COMPENSATION

Shares of the Funds are sold exclusively to certain insurance companies in connection with particular Contracts. The Trust and its related companies may pay such insurance companies (or their related companies) for the sale of shares of the Funds and related services. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) that sell the Contracts for the sale of shares of the Funds and related services. When received by an insurance company, such payments may be a factor that the insurance companies consider in including a Fund as an investment option in the Contracts. The prospectus or other disclosures relating to a Contract may contain additional information about these payments. When received by a broker-dealer or other intermediary, such payments may create a conflict of interest by influencing the broker-dealer or other intermediary and salespersons to recommend the Fund over other mutual funds available as investment options in the Contracts. Ask the salesperson or visit the financial intermediary's website for more information.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016
10

More about the Funds Overview

MORE ABOUT THE FUNDS

OVERVIEW

The Allianz Variable Insurance Products Trust (the "VIP Trust") consists of 36 separate investment portfolios (together, the "Funds," "VIP Funds" or "Allianz VIP Funds," and each individually, a "Fund," "VIP Fund," or "Allianz VIP Fund"). Each Fund is a diversified open-end fund and a series of the VIP Trust. Within the scope of an investment program approved by the Board of Trustees to the VIP Funds (the "Board," the "Trustees" or the "Board of Trustees"), the Funds are managed by Allianz Investment Management LLC (the "Manager"), which in turn has retained certain asset management firms (the "subadvisers") to make investment decisions on behalf of the Funds. The Manager selected each subadviser based on the subadviser's experience with the investment strategy for which it was selected. The VIP Trust provides investment vehicles for variable annuity contracts and variable life insurance policies (the "Contracts") offered by the separate accounts of various life insurance companies affiliated with the Manager. The separate accounts buy, and own, shares of the Funds on behalf of Contract owners who direct purchase payments to subaccounts of the separate accounts that invest in the Funds. Therefore, you cannot directly purchase, nor will you directly own, shares of the Funds.
This prospectus is designed to help you make informed decisions about certain investment options available under your Contract. You will find details about how your Contract works in the related Contract prospectus.
This prospectus summarizes key information about the Funds, including information regarding the investment objectives, strategies and risks and performance and fees for two of the Funds. "You" and "your" refer to both direct shareholders (including the insurance company separate accounts that invest assets on behalf of their contract holders) and contract holders who invest in the Funds indirectly through the Contracts.
The Funds have the flexibility to make portfolio investments and engage in investment techniques that differ from the strategies discussed in this prospectus.
Unless otherwise indicated, any percentage limitation on a Fund's holdings set forth in the summaries above is applied only when that particular type of security is purchased. In the case of illiquid securities, if the limitation is exceeded, the Funds will take appropriate steps to bring the aggregate amount of illiquid securities below the limit as soon as practicable.
Investors should carefully consider their investment goals and willingness to tolerate investment risk before allocating their investment to a Fund.
Certain of the Funds may have names, investment objectives, strategies, portfolio manager(s), and characteristics that are substantially similar to other mutual funds managed by the subadvisers. However, the asset size, portfolio composition, fees, and expenses of a Fund may be different from those of any similar fund, and performance may be better or worse. No representation is made that the Funds will perform in an equivalent manner to the similar funds. Funds may be added or removed from the VIP Trust from time to time.
The following Fund has a name that suggests a focus on a particular type of investment:
AZL Government Money Market Fund (previously, AZL Money Market Fund)
AZL Multi-Manager Mid Cap Growth Fund (previously, AZL Morgan Stanley Mid Cap Growth Fund)
In accordance with Rule 35d-1 under the Investment Company Act of 1940 (the "1940 Act"), the fund has adopted a policy that it will, under normal circumstances, invest at least 80% of its assets (exclusive of collateral received in connection with securities lending, if applicable) in investments of the type suggested by its name. For this policy, "assets" means net assets plus the amount of any borrowings for investment purposes. In addition, in appropriate circumstances, synthetic investments, or derivatives, such as futures and options, may be included in the 80% basket. Only the market value of derivatives instruments will be used for purposes of meeting the 80% policy. The Fund's policy to invest at least 80% of its assets in such a manner is not a "fundamental" policy, which means that it may be changed without the vote of a majority of the Fund's outstanding shares as defined in the 1940 Act. The name of the Fund may be changed at any time by a vote of the Trustees. However, Rule 35d-1 also requires that shareholders be given written notice at least 60 days prior to any change by the Fund of its 80% investment policy.
The investment objective of each Fund, except the AZL Government Money Market Fund, may be changed by the Trustees without shareholder approval.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016
11

More about the Funds Overview

The following chart identifies each Fund, its subadviser(s), and certain affiliates of the subadvisers:
Fund	Subadviser
AZL Government Money Market Fund	BlackRock Advisors, LLC
AZL Multi-Manager Mid Cap Growth Fund	J.P. Morgan Investment Management Inc.
Morgan Stanley Investment Management Inc.
The following chart identifies Funds which have changed name or subadvisers during the last year:
Date	Current Fund name (subadviser)	Previous Fund name (subadviser)
November 23, 2015	AZL Multi-Manager Mid Cap Growth Fund (J.P. Morgan Investment Management Inc. and Morgan Stanley Investment Management Inc.)	AZL Morgan Stanley Mid Cap Growth Fund (Morgan Stanley Investment Management Inc.)
April 25, 2016	AZL Government Money Market Fund (BlackRock Advisors, LLC)	AZL Money Market Fund (BlackRock Advisors, LLC)
Fund Operating Expense Limitation Agreements
The Manager and each of the following Funds have entered into a written agreement, through April 30, 2017, limiting the operating expenses of the Fund, excluding certain expenses (such as interest expense, acquired fund fees, cash overdraft fees, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund's business), to the amount set forth below. After April 30, 2017, the Manager may terminate the agreement for any reason on 30 days written notice to the Fund. Each Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of expenses previously paid by the Manager pursuant to this agreement, provided that such reimbursement will not cause the Fund to exceed the lesser of any applicable limits in effect (i) at the time of the original waiver and (ii) at the time of such reimbursement, as supported by standard accounting practices. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. To the extent that a Fund makes such reimbursements to the Manager, the amount of the reimbursements will be reflected in the financial statements in the Fund's shareholder reports and in Other Expenses under Fees and Expenses of the Fund.
Name of Fund	Operating Expense Limitation (through April 30, 2017)

AZL Government Money Market Fund	0.87%
AZL Multi-Manager Mid Cap Growth Fund	1.30%
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016
12

More About the Funds Investment Strategies

INVESTMENT STRATEGIES

Temporary Defensive Positions
For temporary defensive purposes or when cash is temporarily available, each of the Funds may invest in investment grade, short-term debt instruments, including government, corporate, and money market securities. If a Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.

The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016
13

More About the Funds Investment Risks

INVESTMENT RISKS

The following provides additional information regarding the principal risks of investing in the Funds:
Call Risk AZL Government Money Market Fund
If interest rates fall, it is possible that issuers of callable securities held by the Fund will call or prepay their securities before their maturity dates. In this event, the proceeds from the called securities would most likely be reinvested by the Fund in securities bearing the new, lower interest rates, resulting in a possible decline in the Fund's income and distributions to shareholders and termination of any conversion option on convertible securities.

Capitalization Risk AZL Multi-Manager Mid Cap Growth Fund
To the extent the Fund invests significantly in small and/or mid-capitalization companies, it may have capitalization risk. These companies may present additional risk because they have less predictable earnings or no earnings, more volatile share prices and less liquid securities than large capitalization companies. These securities may fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the price of smaller companies' securities and the Fund's ability to sell them when the portfolio manager deems it appropriate. These companies may have limited product lines, markets, or financial resources, or may depend on a limited management group. Small-cap companies may have unseasoned management or less depth in management skill than larger, more established companies. They may be more reliant on the efforts of particular members of their management team and management changes may pose a greater risk to the success of the business. The value of some of the Fund's investments will rise and fall based on investor perception rather than economic factors.

Convertible Securities Risk AZL Multi-Manager Mid Cap Growth Fund
The values of the convertible securities in which the Fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise, and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the Fund.

Credit Risk AZL Government Money Market Fund	Although credit risk is low because the Fund invests only in high quality obligations, if an issuer fails to pay interest or repay principal, the value of the Fund's assets could decline.
Currency Risk AZL Multi-Manager Mid Cap Growth Fund
Funds that invest in securities that trade in, and receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or failure to intervene) by the U.S. or foreign governments, central banks, or supranational authorities, such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. As a result, the Fund's investments with exposure to foreign currency fluctuations may decline in value (in terms of the U.S. dollar) and reduce the returns of the Fund.

The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016
14

More About the Funds Investment Risks

Derivatives Risk AZL Multi-Manager Mid Cap Growth Fund
The Funds listed may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Funds typically use derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. Funds may also use derivatives for leverage, in which case their use would involve leveraging risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, any Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument (for example, forward contracts and futures that are required to "cash settle") are not covered through ownership of the underlying security, financial instrument, or currency.

Emerging Markets Risk AZL Multi-Manager Mid Cap Growth Fund
In addition to the risks described under "Foreign Risk", issuers in emerging markets may present greater risk than investing in foreign issuers generally. Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.

Extension Risk AZL Government Money Market Fund	When interest rates rise, certain bond obligations will be paid in full by the issuer more slowly than anticipated, cause the value of the securities to fall.
Foreign Risk AZL Multi-Manager Mid Cap Growth Fund
Because the Fund invests in securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country, including the risk of nationalization, expropriation or confiscatory taxation. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than U.S. accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.

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More About the Funds Investment Risks

Growth Stocks Risk AZL Multi-Manager Mid Cap Growth Fund
The returns on growth stocks may or may not move in tandem with the returns on other categories of stocks, or the stock market as a whole. Growth stocks may be particularly susceptible to rapid price swings during periods of economic uncertainty or in the event of earnings disappointments. Further, growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. To the extent a growth style of investing emphasizes certain sectors of the market, such investments will be more sensitive to market, political, regulatory and economic factors affecting those sectors.

Income Risk AZL Government Money Market Fund	Income risk is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally higher for short-term bonds.
Interest Rate Risk AZL Government Money Market Fund
This is the risk that changes in nominal interest rates, which consist of a real interest rate and the expected rate of inflation, will affect the value of the Fund's investments in income-producing or debt securities. Although the value of money market investments is less sensitive to interest rate risk than longer-term securities, increases in nominal interest rates may cause the value of the Fund's investments to decline. Interest rates in the U.S. are at, or near, historic lows, which may increase the Fund's exposure to risks related to rising rates.

Issuer Risk All of the Funds
The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer's products or services.

Liquidity Risk AZL Government Money Market Fund	The Fund may purchase variable and floating rate instruments. The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.
Market Risk All of the Funds
The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. The value of the Fund's portfolio may fluctuate to a greater or lesser degree than fluctuations of the general stock market. For those Funds that invest in stocks of foreign companies, the value of the Fund's portfolio will be affected by changes in foreign stock markets and the special economic and other factors that might primarily affect stock markets in particular foreign countries and regions. Equity securities generally have greater price volatility than fixed income securities. Preferred stock generally holds preference as to dividends and liquidation over an issuer's common stock but ranks junior to an issuer's debt securities. Preferred stock dividends are payable only if declared by the issuer's board, and preferred stock also may be subject to optional or mandatory redemption provisions.

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More About the Funds Investment Risks

Repurchase Agreements and Purchase and Sale Contracts Risks AZL Government Money Market Fund
If the other party to a repurchase agreement or purchase and sale contract defaults on it obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in ether situation and the market value of the security declines, the Fund may lose money.

Selection Risk AZL Government Money Market Fund AZL Multi-Manager Mid Cap Growth Fund
The Fund is an actively managed investment portfolio. The portfolio manager(s) make investment decisions for the Fund's assets. The investment approach of some Funds emphasizes buying and holding securities, even through adverse markets, while the investment approach of other Funds emphasizes frequent trading in order to take advantage of short-term market movements. However, there can be no guarantee they will produce the desired results and poor security selection may cause the Fund to underperform its benchmark index or other funds with similar investment objectives.

U.S. Government Obligations Risks AZL Government Money Market Fund
Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency's obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Variable and Floating Rate Instrument Risks AZL Government Money Market Fund
These are instruments that provide for adjustments in the interest rate on certain reset dates (variable) or whenever a specified interest rate index changes (floating). The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

When Issued and Delayed Delivery Securities and Forward Commitments Risk AZL Government Money Market Fund
The purchase or sale of securities on a when issued basis or on a delayed delivery basis or through a forward commitment involves the purchase or sale of securities by the Fund at an established price with payment and delivery taking place in the future. The Fund enters into these transactions to obtain what considered an advantageous price to the fund at the time of entering into the transaction.

Transfer Supported Features of Certain Annuity Contracts
The Funds may be offered under certain variable annuities that have guaranteed value or benefit features that are supported by automatic transfers between investment choices available under the product (the "Transfer Supported Features"). If the Transfer Supported Features are available to you, they are described in the prospectus for your Contract. These features may be known as the Guaranteed Account Value Benefit, Guaranteed Principal Value Benefit, the PRIME Plus Benefit, the Lifetime Plus Benefit, the Lifetime Plus II Benefit, Target Date Retirement Benefit, Income Protector, Investment Protector, or another name. Under the Transfer Supported Features, contract values may be rebalanced periodically. This rebalancing can cause a fund, including the Funds, to incur transactional expenses as it buys or sells securities to manage asset inflows or outflows. During periods of market volatility, brokerage fees resulting from such transfers could increase substantially. Also, large outflows from a fund may increase expenses attributable to the assets remaining in the fund. These increased expenses can have an adverse impact on the performance of an affected fund and on contract or policy owners who have assets allocated to it. Even if you do not participate in the Transfer Supported
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More About the Funds Investment Risks

Programs you may be impacted if you allocate assets to a fund, including the Funds, that is affected by transfers under the Transfer Supported Features.
Cyber Security Risk
Like other business enterprises, the use of the Internet and other electronic media and technology exposes a Fund, and the Fund's service providers, and their respective operations, to potential risks from cyber-security attacks or incidents (collectively, "cyber-events"). Cyber-events may include, for example, unauthorized access to systems, networks or devices (such as, for example, through "hacking" activity), infection from computer viruses or other malicious software code, and attacks which shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. In addition to intentional cyber-events, unintentional cyber-events can occur, such as, for example, the inadvertent release of confidential information. Any cyber-event could adversely impact the Funds and their shareholders and cause the Funds to incur financial loss and expense, as well as face exposure to regulatory penalties, reputational damage and additional compliance costs associated with corrective measures. A cyber-event may cause a Fund, or its service providers, to lose proprietary information, suffer data corruption, lose operational capacity (such as, for example, the loss of the ability to process transactions, calculate a Fund's NAV, or allow shareholders to transact business), and/or fail to comply with applicable privacy and other laws. Among other potentially harmful effects, cyber-events also may result in theft, unauthorized monitoring and failures in the physical infrastructure or operating systems that support a Fund and its service providers. In addition, cyber-events affecting issuers in which a Fund invests could cause a Fund's investments to lose value. The Funds' Subdvisers, affiliates and principal service providers have established risk management systems reasonably designed to seek to reduce the risks associated with cyber-events, however, there is no guarantee that the efforts of the Subadvisers, affiliates, or other service providers, will succeed, either entirely or partially, among other reasons, the nature of malicious cyber-attacks is becoming increasingly sophisticated and the Funds' Subadvisers, affiliates and affiliates and principal service providers, cannot control the cyber systems and cyber security systems of issuers or third-party service providers.
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FUND MANAGEMENT

FUND MANAGEMENT

THE MANAGER

Allianz Investment Management LLC serves as the Manager for the Funds pursuant to the terms of an investment management agreement. The Manager has signed subadvisory agreements or portfolio management agreements ("Subadvisory Agreements") with various subadvisers for portfolio management functions for the Funds. The subadvisers manage the portfolio securities of the Funds and provide additional services including research, selection of brokers and similar services. The Manager compensates the subadvisers for their services as provided in the Subadvisory Agreements. A discussion of the Board of Trustees' basis for approving the Funds' Investment Management Agreement with the Manager and the Subadvisory Agreements with the subadvisers is available in the Funds' Annual Reports for the year ended December 31, 2015.
The Manager was established as an investment adviser by Allianz Life Insurance Company of North America in April 2001. The Manager evaluates and selects subadvisers for the Trust, subject to the oversight of the Board of Trustees, and to a more limited extent, provides investment advice with regard to selection of individual portfolio securities. In addition, the Manager constantly evaluates possible additional or alternative subadvisers for the Trust. The Manager currently acts as Manager of all of the Funds of the Trust. The Manager's other clients are the Allianz Variable Insurance Products Fund of Funds Trust ("FOF Trust") and various affiliated entities. As of December 31, 2015, the Manager had aggregate assets under management of $120.14 billion. The Manager monitors and reviews the activities of each of the subadvisers.
Brian Muench is the president of the Manager and of the Trust and ultimately responsible for evaluating and selecting subadvisers for the Trust. Mr. Muench joined Allianz Life Insurance Company of North America (Allianz Life), the parent of the Manager, in 1998. Mr. Muench served as vice president of the Manager from 2005 until he was elected president in 2010. Mr. Muench is also a vice president of Allianz Life.
The Manager's address is 5701 Golden Hills Drive, Minneapolis, Minnesota 55416.

THE SUBADVISERS OF THE FUNDS

AZL Government Money Market Fund
BlackRock Advisors, LLC ("BlackRock Advisors") was organized in 1994 to perform advisory services for investment companies. BlackRock Advisors, which has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809 has served as the Fund's investment adviser since July 1, 2011. Prior thereto, BlackRock Institutional Management Corporation ("BIMC"), an affiliate of BlackRock Advisors, served as the Fund's investment adviser. BlackRock Advisors is a wholly-owned indirect subsidiary of BlackRock, Inc. ("BlackRock"). BlackRock and its affiliates had approximately $4.64 trillion in assets under management as of December 31, 2015. BlackRock is an affiliate of The PNC Financial Services Group, Inc.

AZL Multi-Manager Mid Cap Growth Fund
J.P. Morgan Investment Management Inc. ("JPMIM") is a wholly-owned subsidiary of J.P. Morgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co., a bank holding company. JPMIM is located at 270 Park Avenue, New York, NY 10017. As of December 31, 2015, JPMIM and its affiliates had $1.72 trillion in assets under management.
Morgan Stanley Investment Management Inc. ("MSIM") is a wholly-owned subsidiary of Morgan Stanley. MSIM, together with its affiliated asset management companies, had approximately $406 billion under management or supervision as of December 31, 2015. The offices of MSIM are located at 522 Fifth Avenue, New York, NY 10036.

THE PORTFOLIO MANAGERS OF THE FUNDS

AZL Multi-Manager Mid Cap Growth Fund – JPMorgan Mid Cap Growth Strategy
The portfolio management team is led by Timothy Parton, Managing Director of JPMIM, and a CFA charterholder. Mr. Parton has worked as a portfolio manager for JPMIM or its affiliates (or their predecessors) since 1986 and has been employed with the firm since 1986.
Felise L. Agranoff, Managing Director, is a co-portfolio manager of the Mid Cap Growth Strategy and a research analyst in the U.S. Equity Group. An employee since 2004, Felise is responsible for research analysis of the industrials, energy, financials and business services sectors for the J.P. Morgan Mid Cap Growth Strategy. Additionally, Felise is a member of the Small Cap Growth research team and she previously worked as a research associate on the US Large Cap
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FUND MANAGEMENT

Fundamental team. Felise obtained a B.S. in finance and accounting from the McIntire School of Commerce at the University of Virginia and is a CFA charterholder.
AZL Multi-Manager Mid Cap Growth Fund – Morgan Stanley Mid Cap Growth Strategy
The Strategy is managed within the MSIM's Growth Team. The Current members of the team include Dennis P. Lynch, David S. Cohen, Sam G. Chainani, Jason C. Yeung, and Armistead B. Nash, Managing Directors of the subadviser, and Alexander T. Norton, Executive Director of the subadviser.
Mr. Lynch is the lead portfolio manager of the Strategy. Messrs. Cohen, Chainani, Norton, Yeung and Nash are co-portfolio managers. Members of the team collaborate to manage the assets of the Strategy.
The composition of the team may change without notice from time to time. See below for more information about the portfolio managers.
The Morgan Stanley Portfolio Managers:
•	Sam G. Chainani has worked for the subadviser since 1996 and has managed the AZL Multi-Manager Mid Cap Growth since 2004.
•	David S. Cohen has worked for the subadviser since 1993 and has managed the AZL Multi-Manager Mid Cap Growth Fund since 2003.
•	Dennis P. Lynch has worked for the subadviser since 1998 and has managed the AZL Multi-Manager Mid Cap Growth Fund since 2003.
•	Armistead B. Nash has worked for the subadviser since 2002 and has managed the AZL Multi-Manager Mid Cap Growth Fund since September 2008.
•	Alexander T. Norton has worked for the subadviser since 2000 and has managed the AZL Multi-Manager Mid Cap Growth Fund since July 2005.
▪	Jason C. Yeung has worked for the subadviser since 2002 and has managed the AZL Multi-Manager Mid Cap Growth Fund since September 2007

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Fund Management

MORE INFORMATION ABOUT FUND MANAGEMENT

The Manager is a subsidiary of Allianz SE, one of the world's largest insurance and financial services companies. Allianz SE is headquartered in Munich, Germany and has operations in more than 70 countries. As of December 31, 2015, Allianz SE had third-party assets under management of $1.92 trillion. In North America, Allianz SE subsidiaries are engaged in the life insurance, property/casualty insurance, broker-dealer, banking, investment adviser, and mutual fund businesses.
The SAI has more detailed information about the Manager, the subadvisers and other service providers. The SAI also provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds.

DUTIES OF THE MANAGER AND SUBADVISERS

Within the scope of an investment program approved by the Board of Trustees, the Manager oversees the AZL Funds and the selection of subadvisers and advises on the Funds' investment policies. The subadvisers determine which securities are bought and sold, and in what amounts. The Manager continuously monitors the performance of various investment management organizations, including the subadvisers, and generally oversees the services provided to the VIP Funds by its administrator, custodian and other service providers. Further information about the subadvisers is included in the SAI.
The Manager is paid a fee as set forth under "Fees" below, by the Fund for its services, which includes any fee paid to the subadviser.
Each of these Funds and the Manager, under an order received from the Securities and Exchange Commission ("SEC") on September 17, 2002, may enter into and materially amend agreements with unaffiliated subadvisers without obtaining shareholder approval. This type of structure is commonly known as a "Manager of Managers" structure. Because each of the Funds is relying on the order, the Manager may:
• hire one or more subadvisers;
• change subadvisers; and
• reallocate management fees between itself and subadvisers.
The Manager continues to have the ultimate responsibility for the investment performance of these Funds due to its responsibility to oversee subadvisers and recommend their hiring, termination and replacement.

PAYMENTS TO AFFILIATED INSURANCE COMPANIES

Currently, the Funds are available as underlying investment options of Contracts offered by Allianz Life Insurance Company of North America and its affiliates (the "Affiliated Insurance Companies"), which are also affiliates of the Manager. In addition to the Funds, these Contracts include other funds for which the Manager is not the investment manager (the "Nonproprietary Funds"). The Affiliated Insurance Companies may receive payments from the sponsors of the Nonproprietary Funds as a result of including them as investment options in the Contracts. Similarly, the Affiliated Insurance Companies are allocated resources, including revenue earned by the Manager for providing investment management and other services to the Funds, as a result of including the Funds in the Contracts. The amount of payments from Nonproprietary Funds or allocations of resources from the Manager varies, and may be significant and may create an incentive for the Affiliated Insurance Companies regarding its decision of which funds to include in the Contracts.
Other Administrative Services
The Affiliated Insurance Companies provide administrative and other services to Contract owners on behalf of the funds, including the Funds and the Nonproprietary Funds that are available under the Contracts. The Affiliated Insurance Companies may receive payment for these services.
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Fund Management

MANAGEMENT FEES

Each Fund paid the Manager a fee for advisory services (including subadvisory fees) during 2015 at the annual rate shown on the following table, before and after fee waivers:
	Percentage of Average Net Assets for the Period Ended 12/31/15 Before Fee Waivers	Percentage of Average Net Assets for the Period Ended 12/31/15 After Fee Waivers/Recoupments
AZL Government Money Market Fund	0.35%	0.35%
AZL Multi-Manager Mid Cap Growth Fund	0.80%	0.80%
AZL Government Money Market Fund
The Manager has voluntarily undertaken to waive, reimburse, or pay the Fund's expenses to the extent necessary in order to maintain a minimum daily net investment income for the Fund of 0.00%. The Distributor may waive its Rule 12b-1 fees. The amount waived, reimbursed, or paid by the Manager and/or the Distributor will be repaid to the Manager and/or the Distributor subject to the following limitations:
(1)	the repayments will not cause the Fund's net investment income to fall below 0.00%;
(2)	the repayments must be made no later than three years after the end of the fiscal year in which the waiver, reimbursement, or payment took place; and
(3)	any expense recovery paid by the Fund will not cause its expense ratio to exceed 0.87%.
The ability of the Manager and/or the Distributor to receive such repayments could negatively affect the Fund's future yields.

LEGAL PROCEEDINGS

The Manager is not aware of any material pending legal proceedings, other than routine litigation incidental to the conduct of their respective businesses, to which the Funds, the Manager or the principal underwriter is a party. However, some of the subadvisers currently are the subject of investigations or proceedings which relate to their management of other mutual funds. Brief descriptions thereof are set forth below. Terms that are defined in the following legal proceedings apply only to the sections in which they appear. Such proceedings would be material only to the extent that they are likely to have a material adverse effect on the ability of the subadviser to perform its agreement with the Manager.
BlackRock Advisors, LLC
On May 27, 2014, certain purported investors in the BlackRock Global Allocation Fund, Inc. ("Global Allocation") and the BlackRock Equity Dividend Fund ("Equity Dividend") filed a consolidated complaint (the "Consolidated Complaint") in the United States District Court for the District of New Jersey against BlackRock Advisors, LLC, BlackRock Investment Management, LLC and BlackRock International Limited (collectively, the "Defendants") under the caption In re BlackRock Mutual Funds Advisory Fee Litigation. The Consolidated Complaint, which purports to be brought derivatively on behalf of Global Allocation and Equity Dividend, alleges that the Defendants violated Section 36(b) of the Investment Company Act by receiving allegedly excessive investment advisory fees from Global Allocation and Equity Dividend. The Consolidated Complaint seeks, among other things, to recover on behalf of Global Allocation and Equity Dividend all allegedly excessive advisory fees from one year prior to the filing of the lawsuit and purported lost investment returns on those amounts, plus interest. The Defendants believe the claims in the Consolidated Complaint are without merit and intend to vigorously defend the action.
J.P. Morgan Investment Management Inc.
J.P. Morgan Investment Management Inc. is not the subject of any litigation that is currently expected to be material to its business or have a material impact on the services J.P. Morgan Investment Management provides to its clients.
Morgan Stanley Investment Management Inc.
Morgan Stanley Investment Management (MSIM) and its parent, Morgan Stanley, are named, from time to time, as defendants in various legal actions—including arbitrations, class actions, and other litigation, arising in connection with its activities as a global diversified financial services institution—and involved in investigations and proceedings by governmental and/or regulatory agencies or self-regulatory organizations, certain of which may result in adverse judgments, fines, penalties or sanctions.
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Fund Management

Morgan Stanley discloses pending litigations, proceedings and investigations, if any, by governmental and/or regulatory agencies or self-regulatory organizations that it believes is or may be material in its filings on Form 10-K and Forms 10-Q made with the U.S. Securities and Exchange Commission (the Commission). For information regarding such litigations, proceedings or investigations please refer to the information under Part I, Item 3 in Morgan Stanley's Form 10-K (File No. 1-11758) with respect to the fiscal year ended December 31, 2015, and Part II, Item 1 in Morgan Stanley's Form 10-Q (File No. 1-11758) for the fiscal quarters ending March 31, 2015, June 30, 2015 and September 30, 2015 as filed with the Commission. Morgan Stanley's Forms 10-K and 10-Q may be accessed at:
https://www.morganstanley.com/about/ir/sec_filings.html.
MSIM also discloses certain legal and disciplinary events in Item 9 of the firm's Form ADV Part 2.

THE ADMINISTRATOR

Citi Fund Services Ohio, Inc. ("CFSO"), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the Funds' administrator, and fund accountant. Administrative services of CFSO include providing office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping, legal and dividend disbursing services.

THE DISTRIBUTOR

Allianz Life Financial Services, LLC ("ALFS"), whose address is 5701 Golden Hills Drive, Minneapolis, Minnesota 55416, serves as the Funds' distributor. ALFS is affiliated with the Manager.
Other Distribution Services
The Affiliated Insurance Companies may make payments for distribution services to other companies, including their affiliates, to provide certain distribution related services for the Funds. The companies that receive such payments may in turn, pay any or all of these fees to their registered representatives who have provided distribution services. The payments made for distribution services under these agreements are paid by the Affiliated Insurance Companies and are not paid out of Fund assets.

THE CUSTODIAN

The Bank of New York Mellon ("BNY Mellon"), whose address is One Wall Street, New York, New York 10286, serves as custodian of the Fund. BNY Mellon. BNY Mellon is paid certain fees and reimbursed for certain out-of-pocket expenses for its services. Fees paid by the Fund for these services are included under "Other Expenses" in the Fees and Expenses table for each Fund. BNY Mellon is affiliated with The Boston Company Asset Management LLC.
The SAI provides additional information about the services provided to the Funds.

DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.

THE COMMODITY EXCHANGE ACT

Pursuant to a notice of eligibility claiming exclusion from the definition of commodity pool operator filed with the Commodity Futures Trading Commission ("CFTC") and the National Futures Association on behalf of the Funds, neither the Trust nor any Fund is deemed to be a "commodity pool operator" under the Commodity Exchange Act ("CEA"), and, accordingly, they are excluded from registration or regulation as such under the CEA. On February 9, 2012, the CFTC adopted amendments to its rules; a Fund seeking to claim the exclusion after the effectiveness of the amended rules will be limited in its ability to use futures and options on futures or commodities or engage in swap transactions. Each Fund currently expects to qualify for the exclusion. If a Fund were no longer able to claim the exclusion, the Manager would be required to register as a "commodity pool operator," and the Fund and the Manager would be subject to regulation under the CEA. The Funds are not vehicles for trading in the commodity futures, commodity options, or swaps markets.
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Shareholder Information

SHAREHOLDER INFORMATION

PRICING OF FUND SHARES

The price of each fund share is based on its Net Asset Value (NAV). The NAV is the current value of a share in a mutual fund. The NAV is calculated by adding the total value of a Fund's investments and other assets, subtracting its liabilities, and then dividing that figure by the number of outstanding shares of the Fund:
NAV = (Total Assets – Liabilities) ÷ Number of Shares Outstanding
Per share NAV for each Fund, other than the Government Money Market Fund, is determined and its shares are priced at the close of regular trading on the New York Stock Exchange, normally at 4:00 p.m. Eastern Time, on days the NYSE is open. Shares will not be priced on the days on which the NYSE is closed for trading.
The securities (other than short-term debt securities) of the Funds, with the exception of the AZL Government Money Market Fund, are generally valued at current market prices. The AZL Government Money Market Fund values its securities at amortized cost (see below). Also, if market quotations are not available, or if an event occurs after the pricing of a security has been established that would likely cause the value to change, the value of the security may be priced at fair value as determined in good faith by or at the direction of the Funds' Trustees.
Options purchased and held by the Funds generally are valued at the average of the closing bid and ask quotations on the principal exchange on which the option is traded, as of the close of the NYSE. The close of trading for some options exchanges may occur later than closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in good faith by or at the direction of the Funds' Trustees.
Foreign securities held by the Funds are valued on a daily basis using a fair valuation program approved by the Funds' Trustees. The fair valuation program includes processes administered by an independent pricing agent (based upon changes in certain markets, indices, and/or securities, if applicable) that may result in a value different from the last closing price of such foreign security on its principal overseas market or exchange.
The effect of using fair value pricing is that the Fund's NAV will be subject to the judgment of the Board of Trustees or its designees instead of being determined by the market. In addition, foreign securities acquired by a Fund may be valued in foreign markets on days when the Fund's NAV is not calculated. In such cases, the NAV of a Fund may be significantly affected on days when investors cannot buy or sell shares.

GOVERNMENT MONEY MARKET FUND

The Government Money Market Fund's NAV, the offering price, is expected to be constant at $1.00 per share although this value is not guaranteed. The NAV is determined as of the close of trading on the NYSE (generally 4:00 p.m. Eastern Time) that day. The Government Money Market Fund values its securities at its amortized cost. The amortized cost method values a portfolio security initially at its cost on the date of the purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and initial cost.

PURCHASE AND REDEMPTION OF SHARES

Investors may not purchase or redeem shares of the Funds directly, but only through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. You should refer to the prospectus of the participating insurance company's variable products for information on how to purchase a variable annuity contract or variable life insurance policy, how to select specific Allianz VIP Funds as investment options for your contract or policy and how to redeem monies from the Funds.
Orders for the purchase and redemption of shares of a Fund received before the NYSE closes are effected at the net asset value per share determined as of the close of trading on the NYSE (generally 4:00 p.m. Eastern Time) that day. Orders received after the NYSE closes are effected at the next calculated net asset value. Payment for redemption will be made by the Funds within 7 days after the request is received.
The Funds may suspend the right of redemption under certain extraordinary circumstances in accordance with the rules of the Securities and Exchange Commission. The Funds do not assess any fees when they sell or redeem their shares.
The right of purchase of Fund shares may also be restricted, and purchase orders may be rejected, in accordance with the market timing policy of the Trust as described under the "Market Timing" section below, and the market timing policy of
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Shareholder Information

the separate accounts of participating insurance companies. Please refer to your contract prospectus for the market timing policy of the separate account for your contract.
Each Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to the accumulation unit value allocated under your variable contract to the subaccount that invests in the Fund. When these securities are converted to cash, the associated brokerage charges will be deducted from the assets of the subaccount. Any securities redeemed in kind will remain subject to market risk until sold.
The Funds currently do not foresee any disadvantages to investors if the Funds serve as an investment medium for both variable annuity contracts and variable life insurance policies. However, it is theoretically possible that the interest of owners of annuity contracts and insurance policies for which the Funds serve as an investment medium might at some time be in conflict due to differences in tax treatment or other considerations. The Board of Trustees and each participating insurance company would be required to monitor events to identify any material conflicts between variable annuity contract owners and variable life insurance policy owners, and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company investing in a Fund might be required to redeem the investment of one or more of its separate accounts from the Fund, which might force the Fund to sell securities at disadvantageous prices.

MARKET TIMING

The Board of Trustees has adopted a policy that the Funds will not knowingly permit market timing or other abusive short-term trading practices. Market timing is frequent or short-term trading activity by certain investors in a fund intending to profit at the expense of other investors in the same fund by taking advantage of pricing inefficiencies that can prevent a fund's share price from accurately reflecting the value of its portfolio securities. For example, investors may engage in short-term trading in funds that invest in securities which trade on overseas securities markets to take advantage of the difference between the close of the overseas markets and the close of the U.S. markets. This type of short-term trading is sometimes referred to as "time-zone arbitrage." Funds that invest in other securities which are less liquid, or are traded less often, may be vulnerable to similar pricing inefficiencies.
Market timing and other abusive short-term trading practices may adversely impact a fund's performance by preventing portfolio managers from fully investing the assets of the fund, diluting the value of shares, or increasing the fund's transaction costs. To the extent that certain of the Funds have significant holdings in foreign securities (including emerging markets securities), small cap stocks, or high yield bonds, or any combination thereof, the risks of market timing may be greater for those Funds than for other Funds. The Funds are offered only through variable annuity contracts and life insurance policies, and shares of the Funds are held in subaccounts of affiliated insurance companies. Because Fund transactions are processed by those insurance companies, rather than by the Trust, the Board of Trustees has not adopted procedures to monitor market timing activity at the Fund level, but rather has approved monitoring procedures designed to detect and deter market timing activities at the contract or policy level.
As required by SEC rules, the Funds have entered into agreements with their financial intermediaries, including the affiliated insurance companies, whereby the Funds or their agents may require the financial intermediaries to provide individual account level information about you and your trading activities in the Funds. If the Funds detect market timing activities either at the omnibus or individual account level, the Funds may require the financial intermediaries to take actions to curtail the activity, which may include restricting your trading activity in the Funds.
Your variable annuity or variable life insurance prospectus contains a description of the market timing detection and deterrence policy at the contract or policy level. Please refer to your annuity contract or life insurance policy prospectus for specific details on transfers between accounts.
The procedures that are designed to detect and deter market timing activities at the contract or policy level cannot provide a guarantee that all market timing activity will be identified and restricted. In addition, state law and the terms of some contracts and policies may prevent or restrict the effectiveness of the market timing procedures from stopping certain market timing activity. Market timing activity that is not identified, prevented, or restricted may adversely impact the performance of a Fund.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016
25

Shareholder Information

DISTRIBUTION (12b-1) FEES

Each Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. Distribution fees ("12b-1 fees") under the plan compensate the Distributor and affiliates of Allianz Life Insurance Company of North America for services and expenses relating to the distribution of the Funds' shares in connection with the variable products through which Fund shares are sold. 12b-1 fees are paid from Fund assets on an ongoing basis. Over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
Each of the Funds pays an annual 12b‑1 fee in the maximum amount of 0.25% of their average daily net assets.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

Any income a Fund receives is paid out, less expenses, in the form of dividends to its shareholders. Shares begin accruing dividends on the day they are purchased. Income dividends are usually paid annually. Income dividends on the AZL Government Money Market Fund are usually paid monthly. Capital gains for all Funds are distributed at least annually.
All dividends and capital gain distributions will be automatically reinvested in additional shares of a Fund at the net asset value of such shares on the payment date.
Each Fund is treated as a separate corporate entity for tax purposes. Each Fund intends to elect to be treated as a regulated investment company and each Fund intends to qualify for such treatment for each taxable year under Subchapter M of the Internal Revenue Code of 1986, as amended. In addition, each Fund will diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a given issuer generally are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable. If a Fund fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Fund at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Provided that a Fund and a separate account investing in the Fund satisfy applicable tax requirements, any distributions from the Fund to the separate account will be exempt from current federal income taxation to the extent that such distributions accumulate in a variable annuity contract or a variable life insurance policy.
Persons investing in variable annuity contracts or variable life insurance policies should refer to the prospectuses with respect to such contracts or policies for further information regarding the tax treatment of the contracts or policies and the separate accounts in which the contracts or policies are invested.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016
26

Financial Highlights

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the financial performance of the Funds for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the tables represent returns that you would have earned (or lost) on an investment in the indicated Fund (assuming reinvestment of all dividends and distributions). The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If insurance contract charges were included, the return would be reduced.
This information has been derived from information audited by KPMG LLP, independent registered public accounting firm, whose reports, along with each Fund's financial statements, are included in the Annual Report to Shareholders and incorporated by reference into the Statement of Additional Information. This should be read in conjunction with those financial statements. Copies of such Annual Report are available without charge upon written request from the Funds at 3435 Stelzer Road, Columbus, Ohio 43219, or by calling toll free 1-800-624-0197.
AZL Government Money Market Fund
 (formerly, the AZL Money Market Fund)
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)
	Year Ended December 31,
	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Activities:
Net Investment Income/(Loss)	—	—	—	—	—
Net Realized and Unrealized Gains/(Losses) on Investments	—(a)	—(a)	—(a)	—(a)	—(a)
Total from Investment Activities	—(a)	—(a)	—(a)	—(a)	—(a)
Dividends to Shareholders From:
Net Realized Gains	—(a)	—(a)	—(a)	—(a)	—(a)
Total Dividends	—(a)	—(a)	—(a)	—(a)	—(a)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(b)	0.01%	0.01%	—	—	—
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's)	$687,635	$700,335	$806,642	$872,062	$865,626
Net Investment Income/(Loss)	—	—	—	—	—
Expenses Before Reductions(c)	0.65%	0.65%	0.65%	0.66%	0.66%
Expenses Net of Reductions(d)	0.26%	0.20%	0.22%	0.29%	0.28%
(a)	Represents less than $0.005.
(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.
(d)	The expense ratio for the period reflects the reduction of certain expenses to maintain a certain minimum yield.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016
27

Financial Highlights

AZL Multi-Manager Mid Cap Growth Fund
 (formerly, the AZL Morgan Stanley Mid Cap Growth Fund)
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)
	Year Ended December 31,
	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$16.94	$18.48	$13.73	$13.32	$14.31
Investment Activities:
Net Investment Income/(Loss)	(0.10)	(0.07)	(0.05)	0.08	(0.04)
Net Realized and Unrealized Gains/(Losses) on Investments	(0.91)	0.26	5.34	1.02	(0.90)
Total from Investment Activities	(1.01)	0.19	5.29	1.10	(0.94)
Dividends to Shareholders From:
Net Investment Income	—	—	(0.08)	—	(0.05)
Net Realized Gains	(2.79)	(1.73)	(0.46)	(0.69)	—
Total Dividends	(2.79)	(1.73)	(0.54)	(0.69)	(0.05)
Net Asset Value, End of Period	$13.14	$16.94	$18.48	$13.73	$13.32
Total Return(a)	(6.21)%	0.82%	38.94%	8.36%	(6.57)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's)	$383,595	$471,097	$533,754	$413,777	$375,663
Net Investment Income/(Loss)	(0.65)%	(0.41)%	(0.32)%	0.62%	(0.20)%
Expenses Before Reductions(b)	1.10%	1.10%	1.11%	1.13%	1.14%
Expenses Net of Reductions	1.10%	1.10%	1.10%	1.12%	1.12%
Portfolio Turnover Rate(c)	27%	46%	49%	32%	32%
(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(b)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.
(c)	Effective November 23, 2015, the investment strategy of the Fund changed. Costs of purchases and proceeds from sales of portfolio securities associated with the changes in investment strategy contributed to higher portfolio turnover rate for the period ended December 31, 2015 as compared to prior years.

The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016
28

FOR MORE INFORMATION

This Prospectus is intended for use only when accompanied or preceded by a variable product prospectus.

MORE INFORMATION ABOUT THE FUNDS

The following documents are available free upon request:
Annual/Semi-Annual Reports (Shareholder Reports):
Each Fund's annual and semi-annual reports to shareholders contain additional information about the Funds' investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance, except the AZL Government Money Market Fund, during its last fiscal year.
Proxy Voting Records:
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available without charge.
Statement of Additional Information (SAI):
The SAI provides more detailed information about the Funds, including their respective operations and investment policies. It is incorporated by reference and is legally considered a part of this Prospectus.
Shareholder Inquiries:
Shareholders in the Fund may make inquiries to the Fund by contacting the Fund at the address or the toll-free number set forth in the table below.
Your request for free documents may be made in the following ways:
Shareholder Reports and the SAI	Contact a broker or investment adviser that sells products that offer the Funds.	Contact the Funds at: 3435 Stelzer Road, Columbus, Ohio 43219 (toll-free) 1-800-624-0197	Access the Allianz Life website at: www.allianzlife.com/VariableInvestments (for the SAI) www.allianzlife.com/shareholderreports (for the shareholder reports)
Proxy Voting Records	Access the Allianz Life website at: www.allianzlife.com/VariableInvestments

INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION

You can review information about the Funds (including the SAI), and obtain copies, after paying a duplicating fee, from the SEC as follows:
In Person:
Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-551-8090.)
By Mail:
Securities and Exchange Commission
Public Reference Section
100 F Street NE
 Washington, D.C. 20549
On the EDGAR database via the Internet:
www.sec.gov
By electronic request:
publicinfo@sec.gov.
 The SEC charges a fee to copy any documents.
Investment Company Act file no. 811-09491
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

29

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
 (THE "TRUST")
Prospectus dated April 25, 2016
AZL® BlackRock Capital Appreciation Fund
AZL® BlackRock Global Allocation Fund
AZL® Boston Company Research Growth Fund
AZL® DFA Emerging Markets Core Equity Fund
AZL® DFA Five-Year Global Fixed Income Fund
AZL® DFA International Core Equity Fund
AZL® DFA U.S. Core Equity Fund
AZL® DFA U.S. Small Cap Fund
AZL® Enhanced Bond Index Fund
AZL® Federated Clover Small Value Fund
AZL® Franklin Templeton Founding Strategy Plus Fund
AZL® Gateway Fund
AZL® International Index Fund
AZL® Invesco Equity and Income Fund
AZL® Invesco Growth and Income Fund
AZL® Invesco International Equity Fund
AZL® JPMorgan International Opportunities Fund

AZL® JPMorgan U.S. Equity Fund, Class 2
AZL® MetWest Total Return Bond Fund
AZL® MFS Investors Trust Fund
AZL® MFS Mid Cap Value Fund
AZL® MFS Value Fund
AZL® Mid Cap Index Fund
AZL® Morgan Stanley Global Real Estate Fund
AZL® NFJ International Value Fund
AZL® Oppenheimer Discovery Fund
AZL® Pyramis® Total Bond Fund
AZL® Russell 1000 Growth Index Fund
AZL® Russell 1000 Value Index Fund
AZL® S&P 500 Index Fund, Class 1 and Class 2
AZL® Schroder Emerging Markets Equity Fund, Class 1 and Class 2
AZL® Small Cap Stock Index Fund
AZL® T. Rowe Price Capital Appreciation Fund, Class 2
AZL® Wells Fargo Large Cap Growth Fund

Allianz Investment Management LLC (the "Manager")
Shares of each Fund are sold exclusively to certain insurance companies in connection with particular variable annuity contracts and/or variable life insurance policies (each a "Contract" and collectively the "Contracts") they issue. The insurance companies invest in shares of the Funds in accordance with instructions received from owners of the applicable Contracts.
This Prospectus must be accompanied or preceded by a current prospectus for the Contracts that invest in the Funds.
Questions?
Call toll free at 1-800-624-0197 or contact your investment representative.
The Securities and Exchange Commission has not approved or disapproved the shares described in this Prospectus or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
This prospectus may contain information on Funds not available under your Contract. Please refer to your Contract prospectus for information regarding the investment options available to you.
AZL® is a registered service mark of Allianz SE. Allianz SE is the ultimate owner of the Manager.

Table of Contents Allianz VIP Trust

Fund Summaries	3
AZL® BlackRock Capital Appreciation Fund	3
AZL® BlackRock Global Allocation Fund	7
AZL® Boston Company Research Growth Fund	12
AZL® DFA Emerging Markets Core Equity Fund	15
AZL® DFA Five-Year Global Fixed Income Fund	18
AZL® DFA International Core Equity Fund	21
AZL® DFA U.S. Core Equity Fund	23
AZL® DFA U.S. Small Cap Fund	25
AZL® Enhanced Bond Index Fund	27
AZL® Federated Clover Small Value Fund	31
AZL® Franklin Templeton Founding Strategy
Plus Fund	35
AZL® Gateway Fund	40
AZL® International Index Fund	43
AZL® Invesco Equity and Income Fund	46
AZL® Invesco Growth and Income Fund	50
AZL® Invesco International Equity Fund	54
AZL® JPMorgan International Opportunities Fund	57
AZL® JPMorgan U.S. Equity Fund, Class 2	61
AZL® MetWest Total Return Bond Fund	64
AZL® MFS Investors Trust Fund	67
AZL® MFS Mid Cap Value Fund	70
AZL® MFS Value Fund	73
AZL® Mid Cap Index Fund	76
AZL® Morgan Stanley Global Real Estate Fund	79
AZL® NFJ International Value Fund	82
AZL® Oppenheimer Discovery Fund	85
AZL® Pyramis® Total Bond Fund	88
AZL® Russell 1000 Growth Index Fund	92
AZL® Russell 1000 Value Index Fund	95
AZL® S&P 500 Index Fund, Class 1 and Class 2	98
AZL® Schroder Emerging Markets Equity Fund,
Class 1 and Class 2	101
AZL® Small Cap Stock Index Fund	105
AZL® T. Rowe Price Capital Appreciation Fund,
Class 2	108
AZL® Wells Fargo Large Cap Growth Fund	112
Tax Information	115
Financial Intermediary Compensation	115
More about the Funds	116
Overview	116
Investment Strategies	120
Investment Risks	127
Fund Management	145
The Manager	145
The Subadvisers of the Funds	145
The Portfolio Managers of the Funds	148
More Information About Fund Management	159
Duties of the Manager and Subadvisers	159
Payments to Affiliated Insurance Companies	159
Management Fees	160
Legal Proceedings	160
The Administrator	164
The Distributor	164
The Custodian	164
Licensing Arrangements	164
Disclosure of Portfolio Holdings	166
The Commodity Exchange Act	166
Shareholder Information	167
Pricing of Fund Shares	167
Purchase and Redemption of Shares	167
Market Timing	168
Distribution (12b-1) Fees	168
Dividends, Distributions, and Taxes	169
Financial Highlights	170
For More Information	204

The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® BlackRock Capital Appreciation Fund

FUND SUMMARIES

AZL® BLACKROCK CAPITAL APPRECIATION FUND

Investment Objective

The Fund seeks long-term growth of capital.

Fees and Expenses

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. If Contract fees and expenses were included, the fees and expenses in the following table would be higher. Please refer to the Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.80%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.05%
Total Annual Fund Operating Expenses	1.10%
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$112	$350	$606	$1,340
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 69% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies of the Fund
The Fund will seek to achieve its investment objective by investing primarily in a diversified portfolio consisting primarily of common stock of U.S. companies that the Subadviser believes have exhibited above-average growth rates in earnings over the long term. In other words, the Subadviser tries to choose investments that will increase in value over the long term.
The Fund will generally invest at least 65% of its total assets in the following equity securities:
•	Common stock;
•	Convertible preferred stock;
•	Securities convertible into common stock; and
•	Rights to subscribe to common stock.
Of these securities the Fund generally seeks to invest primarily in common stock.
The Fund may invest in companies of any size but emphasizes investments in companies that have medium to large stock market capitalizations (currently, approximately $2 billion or more).
Convertible securities generally are debt securities or preferred stock that may be converted into common stock. Convertible securities typically pay current income as either interest (debt security convertibles) or dividends (preferred stock). A convertible's value usually reflects both the stream of current income payments and the market value of the underlying common stock. The Fund may purchase securities pursuant to the exercise of subscription rights, which allow
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® BlackRock Capital Appreciation Fund

an issuer's existing shareholders to purchase additional common stock at a price substantially below the market price of the shares.
The Fund may invest up to 20% of its total assets in the securities of foreign companies, including in the form of European Depositary Receipts ("EDRs") or other securities convertible into securities of foreign companies. This 20% limit does not apply to investments in the form of American Depositary Receipts ("ADRs"). ADRs are receipts typically issued by an American bank or trust company that evidence underlying securities issued by a foreign corporation. EDRs (issued in Europe) and Global Depositary Receipts (issued throughout the world) each evidence a similar ownership arrangement. The Fund may invest in unsponsored depositary receipts.
Principal Risks of Investing in the Fund
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.
The following is a summary of the principal risks to which the Fund's portfolio as a whole is subject. As changes occur in a Fund's portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.
•	Market Risk – The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
•	Issuer Risk – The value of a security may decline for a number of reasons directly related to the issuer of the security.
•	Selection Risk – Because this Fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results.
•	Growth Stocks Risk – Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks may be susceptible to rapid price swings or to adverse developments in certain sectors of the market.
•	Leveraging Risk – The Fund may engage in certain kinds of transactions, including the use of derivatives, that may give rise to a form of leverage. The use of leverage may require the Fund to liquidate a portfolio position at a disadvantageous time or may exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities.
•	Capitalization Risk – Investing in small- to mid-sized companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.
•	Credit Risk – The failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the Fund's earnings.
•	Convertible Securities Risk – The value of convertible securities may be affected by interest rates, default by the issuer on principal or interest payments, and the value of the underlying stock into which the securities may be converted.
•	Interest Rate Risk – Debt securities held by the Fund may decline in value due to rising interest rates. Interest rates in the U.S. are at, or near, historic lows, which may increase the Fund's exposure to risks related to rising rates.
•	Foreign Risk – Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
•	Depositary Receipt Risk – Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities.
•	Liquidity Risk – An investment that is difficult to purchase or sell may have an adverse effect on the Fund's returns.
•	Private Placed Securities Risk – The Fund may invest in privately placed securities, which are subject to resale restrictions.
•	Initial Public Offerings Risk – Securities purchased in initial public offerings (IPOs) may be issued by companies with limited operating histories or companies that are undercapitalized. The trading market for these securities may be limited.
•	Portfolio Turnover – The Fund may trade its portfolio securities frequently, which could result in higher transaction costs and could adversely affect the Fund's performance.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® BlackRock Capital Appreciation Fund

•	ETF and Investment Company Risk – Investing in an exchange-traded fund (ETF) or another mutual fund exposes the Fund to all the risks of that ETF or mutual fund and also to a pro rata portion of its expenses.
•	Warrants Risk – If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the Fund loses any amount it paid for the warrant.
•	When Issued and Delayed Delivery Securities and Forward Commitments Risk – The purchase or sale of securities on a when issued basis or on a delayed delivery basis or through a forward commitment involves the purchase or sale of securities by the fund at an established price with payment and delivery taking place in the future.
•	Derivatives Risk – Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments.
Performance Information
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year, five years, and ten years compare with those of a broad-based measure of market performance.
Both the bar chart and the table assume reinvestment of dividends and distributions.
The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
Performance Bar Chart and Table
Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q3, 2009)	16.20%
Lowest (Q4, 2008)	-19.81%
Average Annual Total Returns
	One Year Ended December 31, 2015	Five Years Ended December 31, 2015	Ten Years Ended December 31, 2015
AZL® BlackRock Capital Appreciation Fund	6.23%	9.84%	6.35%
Russell 1000® Growth Index*	5.67%	13.53%	8.53%
*	Reflects no deduction for fees, expenses, or taxes.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® BlackRock Capital Appreciation Fund

Management

Allianz Investment Management LLC serves as the investment adviser to the Fund.
BlackRock Capital Management, Inc. serves as the subadviser to the Fund.
The Fund's portfolio manager is: Lawrence Kemp, Managing Director, since January 2013.
For important information about tax information and financial intermediary compensation, please turn to the sections "Tax Information" and "Financial Intermediary Compensation" at page 115 in this prospectus.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® BlackRock Global Allocation Fund

AZL® BLACKROCK GLOBAL ALLOCATION FUND

Investment Objective

The Fund seeks high total investment return.

Fees and Expenses

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. If Contract fees and expenses were included, the fees and expenses in the following table would be higher. Please refer to the Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.11%
Total Annual Fund Operating Expenses	1.11%
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 years
$113	$353	$612	$1,352
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 82% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies of the Fund
The Fund invests in a portfolio of equity, debt and money market securities. Generally, the Fund's portfolio will include both equity and debt securities. Equity securities include common stock, preferred stock, securities convertible into common stock, rights and warrants or securities or other instruments whose price is linked to the value of common stock. At any given time, however, the Fund may emphasize either debt securities or equity securities. In selecting equity investments, the Fund mainly seeks securities that the Fund's subadviser believes are undervalued. The Fund may buy debt securities of varying maturities, debt securities paying a fixed or fluctuating rate of interest, and debt securities of any kind, including by way of example, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, by foreign governments or international agencies or supranational entities, or by domestic or foreign private issuers, mortgage-backed or other asset-backed securities, debt securities convertible into equity securities, inflation-indexed bonds, structured notes, credit-linked notes, loan assignments and loan participations. The Fund may invest up to 35% of its net assets in "junk bonds," corporate loans and distressed securities. The Fund may also invest in real estate investment trusts ("REITs") and securities related to real assets (like real estate- or precious metals-related securities) such as stocks, bonds or convertible bonds issued by REITs or companies that mine precious metals.
When choosing investments, the subadviser considers various factors, including opportunities for equity or debt investments to increase in value, expected dividends and interest rates. The Fund generally seeks diversification across markets, industries and issuers as one of its strategies to reduce volatility. The Fund has no geographic limits on where it may invest. This flexibility allows the subadviser to look for investments in markets around the world, including emerging markets, that it believes will provide the best asset allocation to meet the Fund's objective. The Fund may invest in the securities of companies of any market capitalization.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® BlackRock Global Allocation Fund

Generally, the Fund may invest in the securities of corporate and governmental issuers located anywhere in the world. The Fund may emphasize foreign securities when the subadviser expects these investments to outperform U.S. securities. When choosing investment markets, the subadviser considers various factors, including economic and political conditions, potential for economic growth and possible changes in currency exchange rates. In addition to investing in foreign securities, the Fund actively manages its exposure to foreign currencies through the use of forward currency contracts and other currency derivatives. The Fund may own foreign cash equivalents or foreign bank deposits as part of the Fund's investment strategy. The Fund will also invest in non-U.S. currencies. The Fund may underweight or overweight a currency based on the subadviser's outlook.
The Fund's composite Reference Benchmark has at all times since the Fund's formation included a 40% weighting in non-U.S. securities. The Reference Benchmark is an unmanaged weighted index comprised as follows: 36% of the S&P 500 Index; 24% FTSE World (ex U.S.) Index; 24% BofA Merrill Lynch Current 5-year U.S. Treasury Index; and 16% Citigroup Non-U.S. Dollar World Government Bond Index. Throughout its history, the Fund has maintained a weighting in non-U.S. securities, often exceeding the 40% Reference Benchmark weighting and rarely falling below this allocation.
Under normal circumstances, the Fund will allocate a substantial amount (approximately 40% or more — unless market conditions are not deemed favorable by the subadviser, in which case the Fund would invest at least 30%) — of its net assets in securities of (i) foreign government issuers, (ii) issuers organized or located outside the United States, (iii) issuers which primarily trade in a market located outside the United States, or (iv) issuers doing a substantial amount of business outside the United States, which the Fund considers to be companies that derive at least 50% of their revenue or profits from business outside the United States, or have at least 50% of their sales or assets outside the United States. The Fund will allocate its assets among various regions and countries, including the United States (but in no less than three different countries).
The Fund may use derivatives, including options, futures, indexed securities, inverse securities, swaps and forward contracts both to seek to increase the return of the Fund and to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets. The Fund may hold a portion of its assets in cash or cash equivalents.
Fund may invest in individual securities, baskets of securities or particular measurements of value or rate, and may consider a variety of factors and systematic inputs. Fund management may employ derivatives for a variety of reasons, including but not limited to, adjusting its exposures to markets, sectors, asset classes and securities. As a result, the economic exposure of the Fund to any particular market, sector, or asset class may vary relative to the market value of any particular exposure.
The Fund may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investment in commodity-linked derivative instruments and investment vehicles, such as exchange traded funds, and are designed to provide this exposure without direct investment in physical commodities. The Fund may also gain exposure to commodity markets by investing up to 25% of its total assets in AZL Cayman Global Allocation Fund I, Ltd. (the "Subsidiary"), a wholly owned subsidiary of the Fund formed in the Cayman Islands, which invests primarily in commodity-related instruments. The Subsidiary (unlike the Fund) may invest without limitation in commodity-related instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund. The Subsidiary may also hold cash and invest in other instruments, including fixed income securities, either as investments or to serve as margin or collateral for the Subsidiary's derivative positions.
Principal Risks of Investing in the Fund
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.
The following is a summary of the principal risks to which the Fund's portfolio as a whole is subject. As changes occur in a Fund's portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.
•	Market Risk – The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
•	Issuer Risk – The value of a security may decline for a number of reasons directly related to the issuer of the security.
•	Selection Risk – Because this Fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® BlackRock Global Allocation Fund

•	Credit Risk – The failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the Fund's earnings.
•	Commodities-Related Investments Risk – Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities.
•	Convertible Securities Risk – The value of convertible securities may be affected by interest rates, default by the issuer on principal or interest payments, and the value of the underlying stock into which the securities may be converted.
•	Currency Risk – Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the Fund. In the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged.
•	Distressed Securities Risk – Distressed securities are speculative and involve substantial risks in addition to the risks of investing in junk bonds. The Fund will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. Distressed securities involve the substantial risk that principal will not be repaid and may present a substantial risk of default or may be in default at the time of investment.
•	Interest Rate Risk – Debt securities held by the Fund may decline in value due to rising interest rates. Interest rates are at, or near, historic lows, which may increase the Fund's exposure to risks related to rising rates.
•	Security Quality Risk – The Fund may invest in high yield, high risk debt securities, which may be subject to higher levels of credit and liquidity risk than higher quality debt securities. Security quality risk is sometimes known as "high-yield risk" or "junk bond risk."
•	Capitalization Risk – Investing in small- to mid-sized companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.
•	Initial Public Offerings Risk – Securities purchased in initial public offerings (IPOs) may be issued by companies with limited operating histories or companies that are undercapitalized. The trading market for these securities may be limited.
•	ETF and Investment Company Risk – Investing in an exchange-traded fund (ETF) or another mutual fund exposes the Fund to all the risks of that ETF or mutual fund and also to a pro rata portion of its expenses.
•	Foreign Risk – Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
•	Emerging Markets Risk – Emerging markets may have less developed or more volatile trading markets, less developed legal and accounting systems, and greater likelihood of government restrictions, nationalization, or confiscation than developed countries.
•	Sovereign Debt Risk – Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity's debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.
•	Real Estate Investments Risk – The performance of investments in real estate depends on the overall strength of the real estate market, the management of real estate investments trusts (REITs), and property management, all of which can be affected by a variety of factors, including national and regional economic conditions.
•	Derivatives Risk – Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments.
•	Corporate Loans Risk – The market for corporate loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.
•	Extension Risk – If interest rates rise, debt securities may be paid in full more slowly than anticipated.
•	Depositary Receipt Risk – Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities.
•	Mortgage-Related and Other Asset-Backed Risk – Investing in mortgage-related or other asset-backed securities involves a variety of risks associated with the credit markets, such as rising or falling interest rates, increases in the rate of defaults or prepayments, and the quality of the pool of mortgages (subprime risk) or other assets that backs the security.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® BlackRock Global Allocation Fund

•	Leveraging Risk – The Fund may engage in certain kinds of transactions, including the use of derivatives, that may give rise to a form of leverage. The use of leverage may require the Fund to liquidate a portfolio position at a disadvantageous time or may exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities.
•	Call Risk – If interest rates fall, issuers of callable debt securities are more likely to prepay prior to the maturity date. The Fund may not be able to reinvest the proceeds from the prepayment in investments that will generate the same level of income.
•	Repurchase Agreements and Purchase and Sale Contracts Risk – If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in ether situation and the market value of the security declines, the Fund may lose money.
•	Liquidity Risk – An investment that is difficult to purchase or sell may have an adverse effect on the Fund's returns.
•	Private Placed Securities Risk – The Fund may invest in privately placed securities, which are subject to resale restrictions.
•	Precious Metal Related Securities Risk – Prices of precious metals and of precious metal related securities historically have been very volatile. The high volatility of precious metal prices may adversely affect the financial condition of companies involved with precious metals.
•	Structured Notes Risk – Structured notes and other related instruments purchased by the Fund are generally privately negotiated debt obligations where the principal and/or interest is determined by reference to the performance of a specific asset, benchmark asset, market or interest rate ("reference measure").
•	Warrants Risk – If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the Fund loses any amount it paid for the warrant.
•	Short Sales Risk – The Fund may engage in short sales, which are transactions in which the Fund sells securities borrowed from others with the expectation that the price of the security will fall before the Fund must purchase the security to return it to the lender.
•	When Issued and Delayed Delivery Securities and Forward Commitments Risk – The purchase or sale of securities on a when issued basis or on a delayed delivery basis or through a forward commitment involves the purchase or sale of securities by the Fund at an established price with payment and delivery taking place in the future.
•	Indexed and Inverse Securities Risk – Certain indexed and inverse securities have greater sensitivity to changes in interest rates or index levels than other securities, and the Fund's investment in such instruments may decline signiﬁcantly in value if interest rates or index levels move in a way Fund management does not anticipate.
•	Standby Commitment Agreements Risk – Standby commitment agreements involve the risk that the security the Fund buys will lose value prior to its delivery to the Fund and will no longer be worth what the Fund has agreed to pay for it
•	Subsidiary Risk – By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary's investments. The Subsidiary is not registered under the Investment Company Act and is not subject to all the investor protections of the Investment Company Act.
Performance Information
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the FTSE World Index. The Fund's performance also is compared to the returns of the S&P 500 Index, the FTSE World (ex U.S.) Index, the BofA Merrill Lynch Current 5-Year U.S. Treasury Index, the Citigroup (Non-USD) World Government Bond Index and the Reference Benchmark, which are relevant to the Fund because they have characteristics similar to the Fund's investment strategies. The Reference Benchmark is an unmanaged weighted index comprised as follows: 36% of the S&P 500 Index; 24% FTSE World (ex U.S.) Index; 24% BofA Merrill Lynch Current 5-year U.S. Treasury Index; and 16% Citigroup Non-U.S. Dollar World Government Bond Index.
Both the bar chart and the table assume reinvestment of dividends and distributions.
The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® BlackRock Global Allocation Fund

Performance Bar Chart and Table
Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q4, 2013)	4.87%
Lowest (Q3, 2015)	-6.44%
Average Annual Total Returns
	One Year Ended December 31, 2015	Since Inception (1/10/12)
AZL® BlackRock Global Allocation Fund	-1.41%	5.32%
FTSE World Index*	-1.37%	10.27%
S&P 500 Index*	1.38%	14.66%
FTSE World ex U.S. Index*	-4.16%	5.84%
BofA Merrill Lynch 5-year U.S. Treasury Bond Index*	1.49%	1.06%
Citigroup (Non-USD) World Government Bond Index*	-5.54%	-2.66%
Reference Benchmark*	-0.83%	6.57%
*	Reflects no deduction for fees, expenses, or taxes.

Management

Allianz Investment Management LLC serves as the investment adviser to the Fund.
BlackRock Investment Management, LLC serves as the subadviser to the Fund.
The Fund's portfolio managers since January 2012 are: Dennis Stattman, CFA, Dan Chamby, CFA, and Aldo Roldan, PhD, each a Managing Director.
For important information about tax information and financial intermediary compensation, please turn to the sections "Tax Information" and "Financial Intermediary Compensation" at page 115 in this prospectus.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® Boston Company Research Growth Fund

AZL® BOSTON COMPANY RESEARCH GROWTH FUND

Investment Objective

The Fund seeks long-term growth of capital and income.

Fees and Expenses

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. If Contract fees and expenses were included, the fees and expenses in the following table would be higher. Please refer to the Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.76%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.05%
Total Annual Fund Operating Expenses	1.06%
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$108	$337	$585	$1,294
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 50% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies of the Fund
To pursue its objective, the Fund invests primarily in common stocks of large, well-established and mature companies. The Fund invests primarily in large-capitalization companies, which it defines as companies with market capitalizations within the range of the Russell 1000® Growth Index. While a significant portion of these stocks normally would be expected to pay regular dividends, the Fund may invest in non-dividend paying companies if they offer better prospects for capital appreciation. The Fund defines large capitalization as companies with market capitalizations within the range of the Russell 1000® Growth Index, which is the large-cap Russell index used by the Fund for comparative purposes. At times, the Fund may overweight or underweight certain industry sectors relative to its benchmark index. The Fund may also invest up to 30% of its total assets in foreign securities. The Fund will not invest more than 5% of its net assets in bonds, debentures, convertible securities, and corporate obligations rated below investment grade.
The subadviser manages the Fund using a "growth style" of investing, searching for companies whose fundamental strengths suggest the potential to provide superior earnings growth over time. The subadviser uses a consistent, bottom-up approach to build equity portfolios which emphasizes individual stock selection. The subadviser goes beyond Wall Street analysis and performs intensive qualitative and quantitative in-house research to determine whether companies meet its investment criteria.
The subadviser continually monitors the securities in the Fund's portfolio, and will consider selling a security if its business momentum deteriorates or valuation becomes excessive. The subadviser also may sell a security if an event occurs that contradicts the subadviser's rationale for owning it, such as a deterioration in the company's financial fundamentals. In addition, the subadviser may sell a security if better investment opportunities emerge elsewhere. The subadviser also may liquidate a security if the subadviser changes the Fund's industry or sector weightings.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® Boston Company Research Growth Fund

The Fund may, but is not required to, use derivatives, such as futures, options and forward contracts, as a substitute for taking a position in an underlying asset, to increase returns, to manage interest rate risk, or as part of a hedging strategy.
Principal Risks of Investing in the Fund
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.
The following is a summary of the principal risks to which the Fund's portfolio as a whole is subject. As changes occur in a Fund's portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.
•	Market Risk – The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
•	Issuer Risk – The value of a security may decline for a number of reasons directly related to the issuer of the security.
•	Selection Risk – Because this Fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results.
•	Growth Stocks Risk – Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks may be susceptible to rapid price swings or to adverse developments in certain sectors of the market.
•	Industry Sector Risk – Investing in a single industry or sector, or concentrating investments in a limited number of industries or sectors, tends to increase the risk that economic, political, or regulatory developments affecting certain industries or sectors will have a large impact on the value of the Fund's portfolio.
•	Foreign Risk – Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
•	Dividend Risk – Stocks that are expected to pay dividends may pay lower dividends or no dividends at all. Distributions on debt securities with variable or floating interest rates will vary with fluctuations in market interest rates.
•	Currency Risk – Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the Fund. In the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged.
•	Derivatives Risk – Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments.
Performance Information
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year, five years, and ten years compare with those of a broad measure of market performance.
Both the bar chart and the table assume reinvestment of dividends and distributions.
The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® Boston Company Research Growth Fund

Performance Bar Chart and Table
Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q3, 2010)	16.65%
Lowest (Q4, 2008)	-24.68%
Average Annual Total Returns
	One Year Ended December 31, 2015	Five Years Ended December 31, 2015	Ten Years Ended December 31, 2015
AZL® Boston Company Research Growth Fund	5.52%	12.15%	7.74%
Russell 1000® Growth Index*	5.67%	13.53%	8.53%
*	Reflects no deduction for fees, expenses, or taxes.

Management

Allianz Investment Management LLC serves as the investment adviser to the Fund.
The Boston Company Asset Management LLC serves as the subadviser to the Fund.
Elizabeth Slover, Senior Managing Director, has been the portfolio manager of the Fund since January 2009.
For important information about tax information and financial intermediary compensation, please turn to the sections "Tax Information" and "Financial Intermediary Compensation" at page 115 in this prospectus.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® DFA Emerging Markets Core Equity Fund

AZL® DFA EMERGING MARKETS CORE EQUITY FUND

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. If Contract fees and expenses were included, the fees and expenses in the following table would be higher. Please refer to the Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	1.25%
Distribution (12b-1) Fees	0.25%
Other Expenses(1)	0.50%
Acquired Fund Fees and Expenses	0.05%
Total Annual Fund Operating Expenses	2.05%
Expense Reimbursement(2)	-0.50%
Total Annual Fund Operating Expenses After Expense Reimbursement(2)	1.55%
(1)	Because Acquired Fund Fees and Expenses are not included in the Fund's Financial Highlights, the Fund's total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.
(2)	The Manager and the Fund have entered into a written contract limiting operating expenses, excluding certain expenses (such as interest expense and Acquired Fund Fees and Expenses), to 1.50% through April 30, 2017. After April 30, 2017, the Manager may terminate the contract for any reason on 30 days written notice to the Fund. Amounts contractually waived or reimbursed in a particular fiscal year may be recouped by the Manager.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. It reflects the management fee waiver agreement for the first year. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$158	$594	$1,057	$2,339
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. For the period of April 27, 2015 through December 31, 2015, the Fund's portfolio turnover rate was 26% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies of the Fund
The Fund purchases a broad and diverse group of securities associated with emerging markets, as designated by the subadviser, which may include frontier markets (emerging market countries in an earlier stage of development), with an increased exposure to securities of small-cap issuers and securities that it considers to be value securities within this eligible universe. In assessing value, the subadviser may consider factors such as the issuer's securities having a high book value in relation to their market value, as well as price to cash flow or price to earnings ratios. The criteria the subadviser uses for assessing value are subject to change from time to time. In addition, the subadviser may adjust the representation in the Fund of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity management, profitability, and other factor it determines to be appropriate, given market conditions. In assessing profitability, the subadviser may consider different ratios, such as that of earnings or profits from operations relative to book value or assets.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® DFA Emerging Markets Core Equity Fund

As a non-fundamental policy, under normal circumstances, the Fund will invest at least 80% of its net assets in emerging markets equity investments.
The Fund may gain exposure to companies by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer's domicile country. The Fund may use derivatives, such as futures contracts and options on futures contracts or other equity market securities and indices, including those of the United States, to adjust market exposure based on actual or expected cash inflows to or outflows from the Fund. The Fund does not intend to use derivatives for purposes of speculation or leveraging investment returns.
Principal Risks of Investing in the Fund
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.
The following is a summary of the principal risks to which the Fund's portfolio as a whole is subject. As changes occur in a Fund's portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.
•	Market Risk – The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
•	Issuer Risk – The value of a security may decline for a number of reasons directly related to the issuer of the security.
•	Selection Risk – Because this Fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results.
•	Value Stocks Risk – Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Fund to at times underperform equity funds that use other investment strategies.
•	Capitalization Risk – Investing in small- to mid-sized companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.
•	Emerging Markets Risk – Emerging markets may have less developed or more volatile trading markets, less developed legal and accounting systems, and greater likelihood of government restrictions, nationalization, or confiscation than developed countries. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.
•	Foreign Risk – Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
•	Depositary Receipt Risk – Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. Investing in these instruments may expose the Fund to credit risk with respect to the issuer of the depositary receipt, in addition to the risks of the underlying investment.
•	Currency Risk – Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the Fund.
•	Derivatives Risk – Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested.
Performance Information
Performance information is not presented because the Fund has not had a full calendar year of operations.

Management

Allianz Investment Management LLC serves as the investment adviser to the Fund.
Dimensional Fund Advisors LP serves as the subadviser to the Fund.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® DFA Emerging Markets Core Equity Fund

The Fund's portfolio managers are: Joseph H. Chi, Senior Portfolio Manager and Vice President, Jed S. Fogdall, Senior Portfolio Manager and Vice President, since April 2015; Bhanu P. Singh, Portfolio Manager and Vice President, and Allen Pu, Senior Portfolio Manager and Vice President, since July 2015.
For important information about tax information and financial intermediary compensation, please turn to the sections "Tax Information" and "Financial Intermediary Compensation" at page 115 in this prospectus.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® DFA Five-Year Global Fixed Income Fund

AZL® DFA FIVE-YEAR GLOBAL FIXED INCOME FUND

Investment Objective

The Fund seeks to provide a market rate of return for a fixed income portfolio with low relative volatility of returns, and seeks to focus the eligible universe on securities with relatively less expected upward or downward movement in market value.

Fees and Expenses

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. If Contract fees and expenses were included, the fees and expenses in the following table would be higher. Please refer to the Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.60%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.91%
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$93	$290	$504	$1,120
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. For the period of April 27, 2015 through December 31, 2015, the Fund's portfolio turnover rate was 127% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies of the Fund
The Fund seeks to achieve its investment objective by generally investing in a universe of U.S. and foreign debt securities maturing in five years or less. The Fund primarily invests in obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, corporate debt obligations, bank obligations, commercial paper, repurchase agreements, obligations of other domestic and foreign issuers, securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States, and obligations of supranational organizations. At the present time, the subadviser of the Fund expects that most investments will be made in the obligations of issuers which are in developed countries. However, in the future, the Fund anticipates investing in issuers located in other countries as well. The fixed income securities in which the Fund invests are considered investment grade at the time of purchase. Under normal market conditions, the Fund intends to invest its assets to gain exposure to issuers of at least three different countries, one of which may be the United States. An issuer may be considered to be of a country if it is organized, has the majority of its assets, or derives a majority of its operating income in that country. As a non-fundamental policy, under normal circumstances, the Fund will invest at least 80% of its net assets in fixed income securities that mature within five years from the date of settlement.
It is the policy of the Fund that the weighted average length of maturity of investments will not exceed five years. In making purchase decisions, if the anticipated maturity risk premium is greater for longer-term securities in the eligible maturity range, the Fund will focus investment in that longer-term area, otherwise, the Fund will focus investment in the short-term range of the eligible maturity range. However, investments may be made in obligations maturing in a shorter time period (from overnight, to up to five years from the date of settlement). The Fund is authorized to invest more than
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® DFA Five-Year Global Fixed Income Fund

25% of its total assets in U.S. Treasury bonds, bills and notes and obligations of federal agencies and instrumentalities. Because many of the Fund's investments will be denominated in foreign currencies, the Fund may also enter into forward foreign currency contracts to attempt to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. In regard to currency hedging, it is generally not possible to precisely match the foreign currency exposure of such forward foreign currency contracts to the value of the securities involved due to fluctuations in the market values of such securities and cash flows into and out of the Fund between the date a forward foreign currency contract is entered into and the date it expires. The Fund may use derivatives, such as futures contracts and options on futures contracts, to hedge its currency exposure or to adjust market exposure based on actual or expected cash inflows to or outflows from the Fund. The Fund does not intend to use derivatives for purposes of speculation or leveraging investment returns.
Principal Risks of Investing in the Fund
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.
The following is a summary of the principal risks to which the Fund's portfolio as a whole is subject. As changes occur in a Fund's portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.
•	Market Risk – The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
•	Issuer Risk – The value of a security may decline for a number of reasons directly related to the issuer of the security.
•	Selection Risk – There can be no guarantee that investment decisions made for the fund will produce the desired results.
•	Derivatives Risk – Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested.
•	Credit Risk – The failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the Fund's earnings.
•	Liquidity Risk – An investment that is difficult to purchase or sell may have an adverse effect on the Fund's returns.
•	Foreign Risk – Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
•	Currency Risk – Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the Fund.
•	Interest Rate Risk – Debt securities held by the Fund may decline in value due to rising interest rates. Interest rates are at, or near, historic lows, which may increase the Fund's exposure to risks related to rising rates.
•	Income Risk – Falling interest rates may cause the Fund's income to decline.
•	Portfolio Turnover – The Fund may trade its portfolio securities frequently, which could result in higher transaction costs and could adversely affect the Fund's performance.
•	Sovereign Debt Risk – Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity's debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.
Performance Information
Performance information is not presented because the Fund has not had a full calendar year of operations.

Management

Allianz Investment Management LLC serves as the investment adviser to the Fund.
Dimensional Fund Advisors LP serves as the subadviser to the Fund.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® DFA Five-Year Global Fixed Income Fund

The Fund's portfolio managers, since April 2015, are David A. Plecha, Senior Portfolio Manager and Vice President, and Joseph F. Kolerich, Senior Portfolio Manager and Vice President.
For important information about tax information and financial intermediary compensation, please turn to the sections "Tax Information" and "Financial Intermediary Compensation" at page 115 in this prospectus.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® DFA International Core Equity Fund

AZL® DFA INTERNATIONAL CORE EQUITY FUND

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. If Contract fees and expenses were included, the fees and expenses in the following table would be higher. Please refer to the Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.95%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.19%
Total Annual Fund Operating Expenses	1.39%
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$142	$440	$761	$1,669
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. For the period of April 27, 2015 through December 31, 2015, the Fund's portfolio turnover rate was 4% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies of the Fund
The Fund purchases a broad and diverse group of securities of non-U.S. companies in developed markets with a greater emphasis on small capitalization and value companies as compared to their representation in the International Universe. For purposes of this Fund, the subadviser defines the International Universe as a market capitalization weighted portfolio of non-U.S. companies in developed markets. The Fund's increased exposure to small capitalization and value companies may be achieved by decreasing the allocation of the Fund's assets to the largest growth companies relative to their weight in the International Universe, which would result in a greater weight allocation to small capitalization and value companies. An equity issuer is considered a growth company primarily because it has a low, non-negative book value in relation to its market capitalization. An equity issuer is considered a value company primarily because it has a high book value in relation to its market capitalization.
The Fund intends to purchase securities of companies associated with developed market countries that the subadviser has designated as approved markets. As a non-fundamental policy, under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities. The subadviser of the Fund determines company size on a country or region specific basis and based primarily on market capitalization. The percentage allocation of the assets of the Fund to securities of the largest growth companies as defined above will generally be reduced from between 5% and 35% of their percentage weight in the International Universe. The percentage by which the Fund's allocation to securities of the largest growth companies is reduced will change due to market movements and other factors. Additionally, the Fund's percentage allocation to all securities as compared to their representation in the International Universe may be modified after considering other factors the subadviser determines to be appropriate given market conditions, such as free float, momentum, trading strategies, liquidity management, and profitability. In assessing profitability, the subadviser may consider different ratios, such as that of earnings or profits from operations relative to book value or assets.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® DFA International Core Equity Fund

The Fund may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer's domicile country. The Fund also may use derivatives, such as futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the Fund. The Fund does not intend to use derivatives for purposes of speculation or leveraging investment returns.
Principal Risks of Investing in the Fund
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.
The following is a summary of the principal risks to which the Fund's portfolio as a whole is subject. As changes occur in a Fund's portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.
•	Market Risk – The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
•	Issuer Risk – The value of a security may decline for a number of reasons directly related to the issuer of the security.
•	Selection Risk – Because this Fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results.
•	Value Stocks Risk – Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Fund to at times underperform equity funds that use other investment strategies.
•	Capitalization Risk – Investing in small- to mid-sized companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.
•	Foreign Risk – Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
•	Depositary Receipt Risk – Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. Investing in these instruments may expose the Fund to credit risk with respect to the issuer of the depositary receipt, in addition to the risks of the underlying investment.
•	Currency Risk – Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the Fund.
•	Derivatives Risk – Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested.
Performance Information
Performance information is not presented because the Fund has not had a full calendar year of operations.

Management

Allianz Investment Management LLC serves as the investment adviser to the Fund.
Dimensional Fund Advisors LP serves as the subadviser to the Fund.
The Fund's portfolio managers are: Joseph H. Chi, Senior Portfolio Manager and Vice President, Jed S. Fogdall, Senior Portfolio Manager and Vice President, since April 2015; Bhanu P. Singh, Portfolio Manager and Vice President, and Allen Pu, Senior Portfolio Manager and Vice President, since July 2015.
For important information about tax information and financial intermediary compensation, please turn to the sections "Tax Information" and "Financial Intermediary Compensation" at page 115 in this prospectus.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® DFA U.S. Core Equity Fund

AZL® DFA U.S. CORE EQUITY FUND

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. If Contract fees and expenses were included, the fees and expenses in the following table would be higher. Please refer to the Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.80%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.07%
Total Annual Fund Operating Expenses	1.12%
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$114	$356	$617	$1,363
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. For the period of April 27, 2015 through December 31, 2015, the Fund's portfolio turnover rate was 12% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies of the Fund
The Fund purchases a broad and diverse group of securities of U.S. companies with a greater emphasis on small capitalization and value companies as compared to their representation in the U.S. Universe. The subadviser generally defines the U.S. Universe as a free float adjusted market capitalization weighted portfolio of U.S. operating companies listed on the New York Stock Exchange ("NYSE"), NYSE MKT LLC, Nasdaq Global Market®, Nasdaq Capital Market®, or such other securities exchanges deemed appropriate by the subadviser. The Fund's increased exposure to small and value companies may be achieved by decreasing the allocation of the Fund's assets to the largest U.S. growth companies relative to their weight in the U.S. Universe, which would result in a greater weight allocation to small capitalization and value companies. An equity issuer is considered a growth company primarily because it has a low, non-negative book value in relation to its market capitalization. An equity issuer is considered a value company primarily because it has a high book value in relation to its market capitalization.
As a non-fundamental policy, under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of U.S. companies. The percentage allocation of the assets of the Fund to securities of the largest U.S. growth companies as defined above will generally be reduced from between 2.5% and 25% of their percentage weight in the U.S. Universe. The percentage by which the Fund's allocation to securities of the largest U.S. growth companies is reduced will change due to market movements. Additionally, the Fund's percentage allocation to all securities as compared to their representation in the U.S. Universe may be modified after considering other factors the subadviser determines to be appropriate, such as free float, momentum, trading strategies, liquidity management, and profitability. In assessing profitability, the subadviser may consider different ratios, such as that of earnings or profits from operations relative to book value or assets.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® DFA U.S. Core Equity Fund

The Fund may use derivatives, such as futures contracts and options on futures contracts for U.S. equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the Fund. The Fund does not intend to use derivatives for purposes of speculation or leveraging investment returns.
Principal Risks of Investing in the Fund
The price per share of the Fund will fluctuate with changes in the value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.
The following is a summary of the principal risks to which the Fund's portfolio as a whole is subject. As changes occur in a Fund's portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.
•	Market Risk – The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
•	Issuer Risk – The value of a security may decline for a number of reasons directly related to the issuer of the security.
•	Selection Risk – Because this Fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results.
•	Value Stocks Risk – Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Fund to at times underperform equity funds that use other investment strategies.
•	Capitalization Risk – Investing in small- to mid-sized companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.
•	Derivatives Risk – Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested.
Performance Information
Performance information is not presented because the Fund has not had a full calendar year of operations.

Management

Allianz Investment Management LLC serves as the investment adviser to the Fund.
Dimensional Fund Advisors LP serves as the subadviser to the Fund.
The Fund's portfolio managers are: Joseph H. Chi, Senior Portfolio Manager and Vice President; Jed S. Fogdall, Senior Portfolio Manager and Vice President; and Henry F. Gray, Vice President, since April 2015.
For important information about tax information and financial intermediary compensation, please turn to the sections "Tax Information" and "Financial Intermediary Compensation" at page 115 in this prospectus.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® DFA U.S. Small Cap Fund

AZL® DFA U.S. SMALL CAP FUND

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. If Contract fees and expenses were included, the fees and expenses in the following table would be higher. Please refer to the Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.85%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.08%
Total Annual Fund Operating Expenses	1.18%
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$120	$375	$649	$1,432
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. For the period of April 27, 2015 through December 31, 2015, the Fund's portfolio turnover rate was 10% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies of the Fund
The Fund, using a market capitalization weighted approach, purchases a broad and diverse group of readily marketable securities of U.S. small-cap companies. A company's market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of the U.S. small-cap company, the greater its representation in the Fund. The Fund may modify market capitalization weights and even exclude companies after considering such factors as free float, momentum, trading strategies, liquidity management, and profitability, as well as other factors that the subadviser determines to be appropriate, given market conditions. In assessing profitability, the subadviser may consider different ratios, such as that of earnings or profits from operations relative to book value or assets.
As a non-fundamental policy, under normal circumstances, the subadviser will invest at least 80% of its net assets in securities of small-cap U.S. companies. As of the date of this Prospectus, for purposes of the Fund, the subadviser considers small-cap companies to be companies, at the time of purchase, whose market capitalizations are generally in the lowest 10% of total market capitalization or companies whose market capitalizations are smaller than the 1,000th largest U.S. company, whichever results in the higher market capitalization break. Total market capitalization is based on the market capitalization of U.S. operating companies listed on the New York Stock Exchange ("NYSE"), NYSE MKT LLC, Nasdaq Global Market®,  Nasdaq Capital Market®, or such other securities exchanges deemed appropriate by the subadviser. Under the subadviser's market capitalization guidelines described above, as of December 31, 2015, the market capitalization of a small-cap company was $4.1 billion or below. This dollar amount will change due to market conditions.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® DFA U.S. Small Cap Fund

The Fund may use derivatives, such as futures contracts and options on futures contracts for U.S. equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the Fund. The Fund does not intend to use derivatives for purposes of speculation or leveraging investment returns.
Principal Risks of Investing in the Fund
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.
The following is a summary of the principal risks to which the Fund's portfolio as a whole is subject. As changes occur in a Fund's portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.
•	Market Risk – The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
•	Issuer Risk – The value of a security may decline for a number of reasons directly related to the issuer of the security.
•	Selection Risk – Because this Fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results.
•	Capitalization Risk – Investing in small- to mid-sized companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.
•	Derivatives Risk – Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested.
Performance Information
Performance information is not presented because the Fund has not had a full calendar year of operations.

Management

Allianz Investment Management LLC serves as the investment adviser to the Fund.
Dimensional Fund Advisors LP serves as the subadviser to the Fund.
The Fund's portfolio managers are: Joseph H. Chi, Senior Portfolio Manager and Vice President, Jed S. Fogdall, Senior Portfolio Manager and Vice President, Henry F. Gray, Vice President, since April 2015; and Joel P. Schneider, Senior Portfolio Manager and Vice President, since July 2015.
For important information about tax information and financial intermediary compensation, please turn to the sections "Tax Information" and "Financial Intermediary Compensation" at page 115 in this prospectus.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® Enhanced Bond Index Fund

AZL® ENHANCED BOND INDEX FUND

Investment Objective

The Fund seeks to exceed the total return of the Barclays U.S. Aggregate Bond Index.

Fees and Expenses

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. If Contract fees and expenses were included, the fees and expenses in the following table would be higher. Please refer to the Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.35%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.66%
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$67	$211	$368	$822
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 342% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies of the Fund
The Fund generally invests in a combination of securities with an overall weighting close to the capitalization weights of the Barclays U.S. Aggregate Bond Index (the "Index"); however, the Fund's investments may not replicate the portfolio weights of the Index at all times. Instead, the subadviser may overweight or underweight securities in the Fund (relative to their weightings in the Index) in order to emphasize securities which have quantitative characteristics (such as above-average yield or below-average valuation) the subadviser believes may enhance performance. The Fund may not invest in all of the bonds in the Index, or in the same weightings as in the Index. Because the Index typically includes securities not readily available in the market, the Fund may invest in bonds that are not included in the Index but that are selected to reflect as closely as practicable characteristics, such as maturity, duration, or credit quality, of bonds in the Index. This may result in different levels of interest rate, credit or other risks from the levels of risks on the securities included in the Index. The Fund may trade securities to the extent necessary to maintain the duration of certain segments of the portfolio close to the duration of corresponding segments of the Index.
Under normal market conditions, the Fund invests at least 80% of its net assets in investment-grade debt securities (those of medium and high quality) of all types and repurchase agreements for those securities. The subadviser uses the Index as a guide in structuring the Fund and selecting its investments and manages the Fund to have similar overall interest rate risk to the index.
The Fund usually will invest a portion of its assets in mortgage-backed securities. Most mortgage-backed securities are issued by Federal government agencies, such as the Government National Mortgage Association ("Ginnie Mae"), or government sponsored enterprises, such as the Federal Home Loan Mortgage Corporation ("Freddie Mac") or the Federal National Mortgage Association ("Fannie Mae"). Principal and interest payments on mortgage-backed securities issued by the Federal government agencies may be guaranteed by either the Federal government or the government agency, but not
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® Enhanced Bond Index Fund

all such securities issued by certain government agencies and by government sponsored enterprises are guaranteed by the U.S. government or backed by the full faith and credit of the United States.
The Fund also may invest in U.S. Treasury bills, notes and bonds and other "full faith and credit" obligations of the U.S. Government. The Fund may also invest in U.S. Government agency securities, which are debt obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government. "Agency" securities may not be backed by the "full faith and credit" of the U.S. Government. U.S. Government agencies may include the Federal Farm Credit Bank, the Resolution Trust Corporation and the Government National Mortgage Association. "Agency" obligations are not explicitly guaranteed by the U.S. Government and so are perceived as somewhat riskier than comparable Treasury bonds.
Eligible investments for the Fund also include:
•	Agency and non-agency mortgage-backed securities back by loans secured by residential, multifamily, and commercial properties;
•	Obligations of U.S. and foreign corporations;
•	Obligations of foreign governments and supranational entities, such as the World Bank;
•	Asset-backed securities;
•	Municipal bonds, both taxable and tax-exempt;
•	Preferred stock, including non-convertible preferred stock; and
•	Cash equivalent securities (any security that has an effective duration under one year, a weighted average life of less than one year, and spread duration less than one year).
Securities must be rated investment grade or better at the time of purchase. The Fund will have a targeted duration within a band of ±10% around the duration of the Index. Except for Treasury or agency debentures, pass through securities, or REMICs (real estate mortgage investment conduits), no more than 3% of the Fund's assets may be invested in the securities of a single issuer.
The Fund may use futures, options, and/or swaps to manage duration and other characteristics of its portfolio. The Fund is permitted to purchase securities in private placements or Rule 144A transactions and to purchase securities on a when-issued basis or for forward delivery. The Fund may also enter into repurchase agreements and covered dollar rolls on mortgage securities.
Principal Risks of Investing in the Fund
The price per share of the Fund will fluctuate with changes in the value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.
The following is a summary of the principal risks to which the Fund's portfolio as a whole is subject. As changes occur in a Fund's portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.
•	Market Risk – The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
•	Issuer Risk – The value of a security may decline for a number of reasons directly related to the issuer of the security.
•	Selection Risk – Because this Fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results.
•	Index Fund Risk – The Fund does not attempt to manage market volatility or reduce the effects of poor bond performance. In addition, factors such as Fund expenses, selection of a representative portfolio, changes in the composition of the index, or the timing of purchases or redemptions of Fund shares may affect the correlation between the performance of the index and the Fund's performance.
•	Interest Rate Risk – Debt securities held by the Fund may decline in value due to rising interest rates. Interest rates in the U.S. are at, or near, historic lows, which may increase the Fund's exposure to risks related to rising rates.
•	Leveraging Risk – The Fund may engage in certain kinds of transactions, including the use of derivatives, that may give rise to a form of leverage. The use of leverage may require the Fund to liquidate a portfolio position at a disadvantageous time or may exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities.
•	Credit Risk – The failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the Fund's earnings.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® Enhanced Bond Index Fund

•	Call Risk – If interest rates fall, issuers of callable debt securities are more likely to prepay prior to the maturity date. The Fund may not be able to reinvest the proceeds from the prepayment in investments that will generate the same level of income.
•	Currency Risk – Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the Fund. In the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged.
•	Extension Risk – If interest rates rise, debt securities may be paid in full more slowly than anticipated.
•	Liquidity Risk – An investment that is difficult to purchase or sell may have an adverse effect on the Fund's returns.
•	Mortgage-Related and Other Asset-Backed Risk – Investing in mortgage-related or other asset-backed securities involves a variety of risks associated with the credit markets, such as rising or falling interest rates, increases in the rate of defaults or prepayments, and the quality of the pool of mortgages (subprime risk) or other assets that backs the security.
•	Derivatives Risk – Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments.
•	Foreign Risk – Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
•	Portfolio Turnover – The Fund may trade its portfolio securities frequently, which could result in higher transaction costs and could adversely affect the Fund's performance.
•	Private Placed Securities Risk – The Fund may invest in privately placed securities, which are subject to resale restrictions.
•	Repurchase Agreements and Purchase and Sale Contracts Risk – If the other party to a repurchase agreement or purchase and sale contract defaults on it obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in ether situation and the market value of the security declines, the Fund may lose money.
•	Emerging Markets Risk – Emerging markets may have less developed or more volatile trading markets, less developed legal and accounting systems, and greater likelihood of government restrictions, nationalization, or confiscation than developed countries.
•	Sovereign Debt Risk – Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity's debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.
•	U.S. Government Obligations Risk – Certain securities in which the Fund may invest, including securities issued by certain government agencies and government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.
Performance Information
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year, five years, and since its inception compare with those of a broad-based measure of market performance.
Both the bar chart and the table assume reinvestment of dividends and distributions.
The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® Enhanced Bond Index Fund

Performance Bar Chart and Table
Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q3, 2011)	3.36%
Lowest (Q2, 2013)	-2.34%
Average Annual Total Returns
	One Year Ended December 31, 2015	Five Year Ended December 31, 2015	Since Inception (7/10/2009)
AZL® Enhanced Bond Index Fund	0.23%	2.89%	3.16%
Barclays U.S. Aggregate Bond Index*	0.55%	3.25%	3.94%
*	Reflects no deduction for fees, expenses, or taxes.

Management

Allianz Investment Management LLC serves as the investment adviser to the Fund.
BlackRock Financial Management, Inc. serves as the subadviser to the Fund.
The portfolio manager of the Fund is:  Akiva Dickstein, Managing Director, since June 30, 2014.
For important information about tax information and financial intermediary compensation, please turn to the sections "Tax Information" and "Financial Intermediary Compensation" at page 115 in this prospectus.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® Federated Clover Small Value Fund

AZL® FEDERATED CLOVER SMALL VALUE FUND

Investment Objective

The Fund seeks capital appreciation.

Fees and Expenses

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. If Contract fees and expenses were included, the fees and expenses in the following table would be higher. Please refer to the Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.05%
Total Annual Fund Operating Expenses	1.05%
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$107	$334	$579	$1,283
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 72% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies of the Fund
The Fund primarily invests in common stocks and other equity securities of U.S. companies with small market capitalizations. The Fund seeks to achieve its investment objective by investing in companies that the subadviser believes are undervalued relative to the market or their historic valuations.
Under normal market conditions the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in investments of small-capitalization companies. Small capitalization companies are companies with market capitalizations at the time of purchase similar to those in the range of the Russell 2000® Index.
The Fund invests in securities of U.S. companies operating in a broad range of industries based primarily on value characterizations such as price-cash flow, price-earnings and price-book value ratios. In selecting securities for the Fund, the subadviser will seek to identify companies whose stock is out-of-favor with investors. In searching for undervalued companies in which to invest, the subadviser seeks companies with the fundamental strength to capitalize on change agents, such as internal changes (e.g., management changes, restructuring or merger and acquisition activity or sales mix shifts), external changes (e.g., regulatory changes, marketplace shifts or technological advances) or companies with deep seated advantages (e.g., captive customers, pricing power, patents or strong brand names) that are undergoing short-term challenges. The subadviser generally will consider selling a security when its price target for the security has been achieved, its investment thesis has been invalidated or if it finds a more compelling investment alternative.
Under normal market conditions, the Fund invests its assets in a diversified portfolio of equity securities which may include common stocks, preferred stocks which are convertible into common stock, and American Depositary Receipts (ADRs) and other domestically traded securities of foreign issuers which may constitute up to 20% of the Fund's assets. The Fund may also invest in debt securities convertible into common stocks, may invest up to 5% of its net assets in
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® Federated Clover Small Value Fund

warrants and rights to purchase common stocks and up to 20% of its net assets in equity interests issued by real estate investment trusts (REITs). The Fund also may invest in money market funds, exchange-traded funds and repurchase agreements.
The Fund may use derivative contracts and/or hybrid instruments to implement elements of its investment strategy. For example, the Fund may use derivative contracts or hybrid instruments to increase or decrease the portfolio's exposure to the investment(s) underlying the derivative or hybrid in an attempt to benefit from changes in the value of the underlying investment(s). The Fund also may use derivative contracts in an attempt to obtain premiums from the sale of a derivative contract, realize gains from trading a derivative contract, and hedge against potential losses.
Principal Risks of Investing in the Fund
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.
The following is a summary of the principal risks to which the Fund's portfolio as a whole is subject. As changes occur in a Fund's portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.
•	Market Risk – The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
•	Issuer Risk – The value of a security may decline for a number of reasons directly related to the issuer of the security.
•	Selection Risk – Because this Fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results.
•	Capitalization Risk – Investing in small- to mid-sized companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.
•	Value Stocks Risk – Value investing emphasizes stocks of undervalued companies whose characteristics may lead to improved valuations. Value stocks may lose favor with investors, or their valuations may not improve as anticipated.
•	Industry Sector Risk – Investing in a single industry or sector, or concentrating investments in a limited number of industries or sectors, tends to increase the risk that economic, political, or regulatory developments affecting certain industries or sectors will have a large impact on the value of the Fund's portfolio.
•	Derivatives Risk – Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments.
•	Credit Risk – The failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the Fund's earnings.
•	Liquidity Risk – An investment that is difficult to purchase or sell may have an adverse effect on the Fund's returns.
•	Leveraging Risk – The Fund may engage in certain kinds of transactions, including the use of derivatives, that may give rise to a form of leverage. The use of leverage may require the Fund to liquidate a portfolio position at a disadvantageous time or may exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities.
•	Foreign Risk – Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
•	Depositary Receipt Risk – Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities.
•	Convertible Securities Risk – The value of convertible securities may be affected by interest rates, default by the issuer on principal or interest payments, and the value of the underlying stock into which the securities may be converted.
•	Real Estate Investments Risk – The performance of investments in real estate depends on the overall strength of the real estate market, the management of real estate investments trusts (REITs), REOCs, and foreign real estate companies, and property management, all of which can be affected by a variety of factors, including national and regional economic conditions.
•	ETF and Investment Company Risk – Investing in an exchange-traded fund (ETF) or another mutual fund exposes the Fund to all the risks of that ETF or mutual fund and also to a pro rata portion of its expenses.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® Federated Clover Small Value Fund

•	Technology Risk – Proprietary and third party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.
Performance Information
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year, five years, and ten years compare with those of a broad measure of market performance.
Both the bar chart and the table assume reinvestment of dividends and distributions.
The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
Performance Bar Chart and Table
Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q3, 2009)	24.52%
Lowest (Q4, 2008)	-28.55%
Average Annual Total Returns
	One Year Ended December 31, 2015	Five Years Ended December 31, 2015	Ten Years Ended December 31, 2015
AZL® Federated Clover Small Value Fund	-6.10%	7.92%	5.92%
Russell 2000® Value Index*	-7.47%	7.67%	5.57%
*	Reflects no deduction for fees, expenses, or taxes.

Management

Allianz Investment Management LLC serves as the investment adviser to the Fund.
Federated Global Investment Management Corp., operating primarily through its Federated Clover Investment Advisors division, serves as the subadviser to the Fund.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® Federated Clover Small Value Fund

The Fund's portfolio managers are:  Stephen K. Gutch, Senior Portfolio Manager, since February 2012; and Martin A. Jarzebowski, Portfolio Manager, since June 2014.
For important information about tax information and financial intermediary compensation, please turn to the sections "Tax Information" and "Financial Intermediary Compensation" at page 115 in this prospectus.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® Franklin Templeton Founding Strategy Plus Fund

AZL® FRANKLIN TEMPLETON FOUNDING STRATEGY PLUS FUND

Investment Objective

The Fund seeks long-term capital appreciation, with income as a secondary goal.

Fees and Expenses

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. If Contract fees and expenses were included, the fees and expenses in the following table would be higher. Please refer to the Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.70%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.09%
Total Annual Fund Operating Expenses	1.04%
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$106	$331	$574	$1,271
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 35% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies of the Fund
The Fund seeks to achieve its goal by investing in a combination of subportfolios, or strategies, each of which is managed by an asset manager that is part of Franklin Templeton. Two of the strategies invest primarily in U.S. and foreign equity securities and the other two invest in U.S. and foreign fixed-income securities. The Fund generally makes equal allocations (approximately 25%) of its assets to each of the following four strategies:
•	Mutual Shares Strategy
•	Templeton Growth Strategy
•	Franklin Income Strategy
•	Templeton Global Bond Strategy
The investment results of the individual strategies will vary. As a result, the percentage allocations to the strategies will be monitored daily by the Manager. The allocations to each strategy will generally not exceed plus or minus 3% of the pre-determined fixed allocation percentages. The Manager may recommend additional or different strategies for investment, without seeking the approval of shareholders.
Each of the strategies may use various derivative strategies seeking to protect assets, implement cash or tax management strategies or enhance returns.
Principal Risks of Investing in the Fund
The price per share of the Fund will fluctuate with changes in value of the investment held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® Franklin Templeton Founding Strategy Plus Fund

the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.
The following is a summary of the principal risks to which the Fund's portfolio as a whole is subject. As changes occur in a Fund's portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.
•	Market Risk – The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
•	Issuer Risk – The value of a security may decline for a number of reasons directly related to the issuer of the security.
•	Selection Risk – Because this Fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results.
•	Value Stocks Risk – Value investing emphasizes stocks of undervalued companies whose characteristics may lead to improved valuations. Value stocks may lose favor with investors, or their valuations may not improve as anticipated.
•	Interest Rate Risk – Debt securities held by the Fund may decline in value due to rising interest rates. Interest rates are at, or near, historic lows, which may increase the Fund's exposure to risks related to rising rates.
•	Credit Risk – The failure of the issuer of a debt security to pay interest or repay principal in a timely manner or at all may have an adverse impact on the Fund's earnings.
•	Call Risk – If interest rates fall, issuers of callable debt securities are more likely to prepay prior to the maturity date. The Fund may not be able to reinvest the proceeds from the prepayment in investments that will generate the same level of income.
•	Security Quality Risk – The Fund may invest in high yield, high risk debt securities, which may be subject to higher levels of credit and liquidity risk than higher quality debt securities. Security quality risk is sometimes known as "high-yield risk" or "junk bond risk."
•	Foreign Risk – Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
•	Emerging Markets Risk – Emerging markets may have less developed or more volatile trading markets, less developed legal and accounting systems, and greater likelihood of government restrictions, nationalization, or confiscation than developed countries.
•	Currency Risk – Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the Fund. In the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged.
•	Derivatives Risk – Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments.
•	Convertible Securities Risk – The value of convertible securities may be affected by interest rates, default by the issuer on principal or interest payments, and the value of the underlying stock into which the securities may be converted.
•	Special Situations Risk – The Fund may use investment strategies that are intended to take advantage of mergers, reorganizations, or other unusual events. If the change or event does not occur, the Fund may not receive the anticipated benefit or may incur a loss.
•	Industry Sector Risk – Investing in a single industry or sector, or concentrating investments in a limited number of industries or sectors, tends to increase the risk that economic, political, or regulatory developments affecting certain industries or sectors will have a large impact on the value of the Fund's portfolio.
•	Capitalization Risk – Investing in small- to mid-sized companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.
•	Income Risk – Falling interest rates may cause the Fund's income to decline.
•	Private Placed Securities Risk – The Fund may invest in privately placed securities, which are subject to resale restrictions.
•	Extension Risk – If interest rates rise, debt securities may be paid in full more slowly than anticipated.
•	Dividend Risk – Stocks that are expected to pay dividends may pay lower dividends or no dividends at all. Distributions on debt securities with variable or floating interest rates will vary with fluctuations in market interest rates.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® Franklin Templeton Founding Strategy Plus Fund

•	Distressed Securities Risk – Distressed securities are speculative and involve substantial risks in addition to the risks of investing in junk bonds. The Fund will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. Distressed securities involve the substantial risk that principal will not be repaid and may present a substantial risk of default or may be in default at the time of investment.
•	Inflation-Indexed Securities Risk – Inflation-indexed securities have a tendency to react to changes in real interest rates. Real interest rates represent nominal (stated) interest rates lowered by the anticipated effect of inflation.
•	Country/Regional Risk – Political events, financial troubles, or natural disasters may have an adverse effect on the securities markets of a country or region.
•	Structured Notes Risk – Structured notes and other related instruments purchased by the Fund are generally privately negotiated debt obligations where the principal and/or interest is determined by reference to the performance of a specific asset, benchmark asset, market or interest rate ("reference measure").
•	Sovereign Debt Risk – Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity's debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.
Performance Information
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year, five years and since its inception compare with those of a broad-based measure of market performance, the S&P 500 Index. The Fund's performance also is compared to the Barclays U.S. Aggregate Bond Index, which shows how the Fund's performance compares with the returns of a broad index of investment-grade fixed-rate debt issues, and to a Balanced Composite Index, which shows how the Fund's performance compares with a composite index composed of the S&P 500 Index (60%) and Barclay's U.S. Aggregate Bond Index (40%) in proportions similar to the equity to fixed income allocation of the Fund.
Both the bar chart and the table assume reinvestment of dividends and distributions.
The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® Franklin Templeton Founding Strategy Plus Fund

Performance Bar Chart and Table
Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q3, 2010)	8.87%
Lowest (Q3, 2011)	-13.34%
Average Annual Total Returns
	One Year Ended December 31, 2015	Five Year Ended December 31, 2015	Since Inception (10/23/2009)
AZL® Franklin Templeton Founding Strategy Plus Fund	-5.46%	5.15%	6.17%
S&P 500® Index*	1.38%	12.57%	13.23%
Barclays U.S. Aggregate Bond Index*	0.55%	3.25%	3.71%
Balanced Composite Index*	1.20%	9.02%	9.65%
*	Reflects no deduction for fees, expenses, or taxes.

Management

Allianz Investment Management LLC serves as the investment adviser to the Fund. As of November 12, 2010, Brian Muench, President of the Manager, is primarily responsible for determining allocations to each strategy.
Mutual Shares Strategy:  Franklin Mutual Advisers, LLC serves as the subadviser to the Fund for the Mutual Shares Strategy. The portfolio managers for the Mutual Shares Strategy, since October 2009, are: Peter A. Langerman, Chairman, President and Chief Executive Officer; F. David Segal, CFA, Portfolio Manager; and Deborah A. Turner, CFA, Assistant Portfolio Manager.
Franklin Income Strategy:  Franklin Advisers Inc. serves as the subadviser to the Fund for the Franklin Income Strategy. The portfolio managers for the Franklin Income Strategy, since October 2009, are:  Edward D. Perks, CFA, Executive Vice President; Matt Quinlan, Vice President and Portfolio Manager; and Alex W. Peters, CFA, Vice President and Portfolio Manager.
Templeton Global Bond Strategy:  Franklin Advisers Inc. serves as the subadviser to the Fund for the Templeton Global Bond Strategy. The portfolio managers for the Templeton Global Bond Strategy are Michael Hasenstab, Ph.D., Executive Vice President, since October 2009; and Christine Zhu, Portfolio Manager, since May 2014.
Templeton Growth Strategy:  Templeton Global Advisers Limited serves as the subadviser to the Fund for the Templeton Growth Strategy. The portfolio managers for the Templeton Growth Strategy are:  Norman J. Boersma, CFA, President,
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® Franklin Templeton Founding Strategy Plus Fund

Lead Portfolio Manager, since March 2011; Tucker Scott, CFA, Executive Vice President, Portfolio Manager/Research Analyst, since October 2009; and Heather Arnold, Director of Research, Portfolio Manager, since April 2015.
For important information about tax information and financial intermediary compensation, please turn to the sections "Tax Information" and "Financial Intermediary Compensation" at page 115 in this prospectus.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® Gateway Fund

AZL® GATEWAY FUND

Investment Objective

The Fund seeks to capture the majority of the returns associated with equity market investments, while exposing investors to less risk than other equity investments.

Fees and Expenses

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. If Contract fees and expenses were included, the fees and expenses in the following table would be higher. Please refer to the Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.80%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.05%
Total Annual Fund Operating Expenses	1.10%
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$112	$350	$606	$1,340
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 5% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies of the Fund
Under normal circumstances, the Fund invests in a broadly diversified portfolio of common stocks, while also selling index call options. The Fund also buys index put options, which can protect the Fund from a significant market decline that may occur over a short period of time. The combination of the diversified stock portfolio, the cash flow from the sale of index call options and the downside protection from index put options is intended to provide the Fund with the majority of the returns associated with equity market investments while exposing investors to less risk than other equity investments. The Fund may invest in companies with small, medium or large market capitalizations. Equity securities purchased by the Fund may include U.S.-exchange-listed common stocks, American Depositary Receipts (ADRs), and interests in real estate investment trusts (REITs).
From time to time, the Fund may reduce its holdings of put options, resulting in an increased exposure to a market decline. The Fund may invest in foreign securities traded in U.S. markets (through ADRs or stocks traded in U.S. dollars). The Fund may also invest in other investment companies, including money market funds, to the extent permitted by the Investment Company Act of 1940. The Fund may enter into repurchase agreements and/or hold cash and cash equivalents. The Fund may purchase U.S. government securities, certificates of deposit, commercial paper, bankers' acceptance, and/or repurchase agreements or hold cash (U.S. Dollars, foreign currencies or multinational currency units) for temporary defensive purposes in response to adverse market, economic or political conditions, or, under normal circumstances, for purposes of liquidity. These investments may prevent the Fund from achieving its investment objective.
The Fund not only strives for the majority of the returns associated with equity market investments, but also returns in excess of those available from other investments comparable in volatility. With its core investment in equities, the Fund is
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® Gateway Fund

significantly less vulnerable to fluctuations in value caused by interest rate volatility, a risk factor present in both fixed income and hybrid investments, although the Fund expects to generally have lower long-term returns than a portfolio consisting solely of equity securities. The Fund intends that its index option-based risk management strategy will limit the volatility inherent in equities while sacrificing less of the higher equity returns than hybrid investments.
Principal Risks of Investing in the Fund
The price per share of the Fund will fluctuate with changes in the value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.
The following is a summary of the principal risks to which the Fund's portfolio as a whole is subject. As changes occur in a Fund's portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.
•	Market Risk – The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
•	Issuer Risk – The value of a security may decline for a number of reasons directly related to the issuer of the security.
•	Selection Risk – Because this Fund is actively managed, there can be no guarantee that investment decisions made for the Fund will produce the desired results.
•	Correlation Risk – The effectiveness of the Fund's index option-based risk management strategy may be reduced if the performance of the Fund's equity portfolio does not correlate to the index underlying its option positions.
•	Foreign Risk – Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
•	Options Risk – The value of the Fund's positions in index options fluctuates in response to changes in the value of the underlying index. Writing index call options reduces the risk of owning stocks, but it limits the opportunity to profit from an increase in the market value of stocks in exchange for up-front cash at the time of selling the call option. The Fund also risks losing all or part of the cash paid for purchasing index put options. Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the Fund's option strategies, and for these and other reasons the Fund's option strategies may not reduce the Fund's volatility to the extent desired. From time to time, the Fund may reduce its holdings of put options, resulting in an increased exposure to a market decline.
•	Depositary Receipt Risk – Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities.
•	Real Estate Investments Risk – The performance of investments in real estate depends on the overall strength of the real estate market, the management of real estate investments trusts (REITs), and property management, all of which can be affected by a variety of factors, including national and regional economic conditions.
Performance Information
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year, five year and since its inception compare with those of a broad-based measure of market performance.
Both the bar chart and the table assume reinvestment of dividends and distributions.
The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® Gateway Fund

Performance Bar Chart and Table
Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q4, 2011)	5.45%
Lowest (Q3, 2011)	-4.62%
Average Annual Total Returns
	One Year Ended December 31, 2015	Five Year Ended December 31, 2015	Since Inception (4/30/2010)
AZL® Gateway Fund	1.98%	4.12%	3.98%
S&P 500 Index*	1.38%	12.57%	12.43%
*	Reflects no deduction for fees, expenses, or taxes.

Management

Allianz Investment Management LLC serves as the investment adviser to the Fund.
Gateway Investment Advisers, LLC serves as the subadviser to the Fund.
The portfolio managers for the Fund, since April 2010, are Paul R. Stewart, president and chief executive officer of Gateway; Michael T. Buckius, senior vice president and chief investment officer of Gateway; since February 2013, Kenneth H. Toft, a senior vice president of Gateway, and since April 2016, a portfolio manager of Gateway Daniel M. Ashcraft.
For important information about tax information and financial intermediary compensation, please turn to the sections "Tax Information" and "Financial Intermediary Compensation" at page 115 in this prospectus.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® International Index Fund

AZL® INTERNATIONAL INDEX FUND

Investment Objective

The Fund seeks to match the performance of the MSCI EAFE® Index as closely as possible.

Fees and Expenses

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. If Contract fees and expenses were included, the fees and expenses in the following table would be higher. Please refer to the Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.35%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.15%
Total Annual Fund Operating Expenses	0.75%
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$77	$240	$417	$930
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 13% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies of the Fund
The Fund employs a passive management approach, investing in a portfolio of assets whose performance is expected to match approximately the performance of the MSCI EAFE Index before the deduction of Fund expenses. Under normal circumstances, the Fund invests at least 80% of the value of its net assets in a statistically selected sampling of equity securities of companies included in the MSCI EAFE Index and in derivative instruments linked to the MSCI EAFE Index, primarily futures contracts.
The MSCI EAFE Index is a market-weighted index composed of common stocks of companies from various industrial sectors whose primary trading markets are located outside the United States. Companies included in the MSCI EAFE Index are selected from among the larger-capitalization companies in these markets. The weighting of the MSCI EAFE Index is based on the relative market capitalization of each of the countries in the MSCI EAFE Index.
The Fund does not necessarily invest in all of the securities in the MSCI EAFE Index, or in the same weightings as the securities have in the index. The Fund's subadviser chooses investments so that the market capitalizations, industry weightings, and other fundamental characteristics of the securities chosen are similar to those of the MSCI EAFE Index as a whole.
Principal Risks of Investing in the Fund
The price per share of the Fund will fluctuate with changes in the value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® International Index Fund

The following is a summary of the principal risks to which the Fund's portfolio as a whole is subject. As changes occur in a Fund's portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.
•	Market Risk – The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
•	Issuer Risk – The value of a security may decline for a number of reasons directly related to the issuer of the security.
•	Selection Risk – Because this Fund is actively managed, there can be no guarantee that investment decisions made for the Fund will produce the desired results.
•	Foreign Risk – Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
•	Index Fund Risk – The Fund does not attempt to manage market volatility or reduce the effects of poor stock performance. In addition, factors such as Fund expenses, selection of a representative portfolio, changes in the composition of the index, or the timing of purchases or redemptions of Fund shares may affect the correlation between the performance of the index and the Fund's performance.
•	Derivatives Risk – Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments.
•	Leveraging Risk – The Fund may engage in certain kinds of transactions, including the use of derivatives, that may give rise to a form of leverage. The use of leverage may require the Fund to liquidate a portfolio position at a disadvantageous time or may exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities.
•	Liquidity Risk – An investment that is difficult to purchase or sell may have an adverse effect on the Fund's returns.
•	Repurchase Agreements and Purchase and Sale Contracts Risk – If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in ether situation and the market value of the security declines, the Fund may lose money.
•	Sovereign Debt Risk – Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity's debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.
•	ETF and Investment Company Risk – Investing in an exchange-traded fund (ETF) or another mutual fund exposes the Fund to all the risks of that ETF or mutual fund and also to a pro rata portion of its expenses.
•	Short Sales Risk – The Fund may engage in short sales, which are transactions in which the Fund sells securities borrowed from others with the expectation that the price of the security will fall before the Fund must purchase the security to return it to the lender.
•	Depositary Receipt Risk – Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities.
•	Currency Risk – Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the Fund. In the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged.
Performance Information
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year, five years and since its inception compare with those of a broad measure of market performance.
Both the bar chart and the table assume reinvestment of dividends and distributions.
The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® International Index Fund

Performance Bar Chart and Table
Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q3, 2010)	17.43%
Lowest (Q3, 2011)	-20.27%
Average Annual Total Returns
	One Year Ended December 31, 2015	Five Year Ended December 31, 2015	Since Inception (5/1/2009)
AZL® International Index Fund	-1.39%	2.94%	7.78%
MSCI EAFE Index*	-0.39%	4.07%	9.19%
*	Reflects no deduction for fees, expenses, or taxes.

Management

Allianz Investment Management LLC (the "Manager") serves as the investment manager to the Fund.
BlackRock Investment Management, LLC serves as the subadviser to the Fund.
The portfolio managers for the Fund are: Greg Savage, Managing Director, since May 2011, Alan Mason, Managing Director, since February 2014, Creighton Jue, Managing Director, since April 2015, and Rachel Aguirre, Director, since April 2015.
For important information about tax information and financial intermediary compensation, please turn to the sections "Tax Information" and "Financial Intermediary Compensation" at page 115 in this prospectus.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® Invesco Equity and Income Fund

AZL® INVESCO EQUITY AND INCOME FUND

Investment Objective

The Fund seeks the highest possible income consistent with safety of principal, with long-term growth of capital as an important secondary objective.

Fees and Expenses

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. If Contract fees and expenses were included, the fees and expenses in the following table would be higher. Please refer to the Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.05%
Total Annual Fund Operating Expenses	1.05%
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$107	$334	$579	$1,283
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 117% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity and income securities, and in derivatives and other instruments that have economic characteristics similar to such securities.
The Fund may invest in securities of issuers of all capitalization sizes; however, a substantial number of the issuers in which the Fund invests are large-capitalization issuers.
The Fund invests, under normal conditions, at least 65% of its net assets in income-producing equity investments.
The Fund may invest in income-producing equity instruments (subject to the 65% policy above), debt securities and warrants or rights to acquire such securities, in such proportions as economic conditions indicate would best accomplish the Fund's objectives. It is the current operating policy of the Fund to invest in debt securities rated investment grade. This operating policy does not apply to convertible securities, which are selected primarily on the basis of their equity characteristics. These operating policies do not apply to convertible securities, which are selected primarily on the basis of their equity characteristics.
The Fund may invest up to 15% of its net assets in REITs.
The Fund may invest up to 25% of its net assets in securities of foreign issuers or depositary receipts.
The Fund can invest in derivative instruments including forward foreign currency contracts, futures contracts and options.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® Invesco Equity and Income Fund

The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
The Fund can use futures contracts to seek exposure to certain asset classes and to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
The Fund can use options to seek alpha (return on investments in excess of the Russell 1000® Value Index) or to mitigate risk and to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
In selecting securities, the subadviser focuses on a security's potential for income with safety of principal and long-term growth of capital. The subadviser emphasizes a value style of investing, which focuses on undervalued companies with characteristics for improved valuations. This catalyst could come from within the company in the form of new management, operational enhancements, restructuring or reorganization. It could also be an external factor, such as an improvement in industry conditions or a regulatory change.
The Fund may dispose of a security when the security reaches the subadviser's estimate of fair value or when the Adviser identifies a more attractive investment opportunity.
Principal Risks of Investing in the Fund
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.
The following is a summary of the principal risks to which the Fund's portfolio as a whole is subject. As changes occur in a Fund's portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.
•	Market Risk – The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
•	Issuer Risk – The value of a security may decline for a number of reasons directly related to the issuer of the security.
•	Selection Risk – Because this Fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results.
•	Value Stocks Risk – Value investing emphasizes stocks of undervalued companies whose characteristics may lead to improved valuations. Value stocks may lose favor with investors, or their valuations may not improve as anticipated.
•	Foreign Risk – Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
•	Emerging Markets Risk – Emerging markets may have less developed or more volatile trading markets, less developed legal and accounting systems, and greater likelihood of government restrictions, nationalization, or confiscation than developed countries.
•	Currency Risk – Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the Fund. In the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged.
•	Convertible Securities Risk – The value of convertible securities may be affected by interest rates, default by the issuer on principal or interest payments, and the value of the underlying stock into which the securities may be converted.
•	Credit Risk – The failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the Fund's earnings.
•	Derivatives Risk – Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments.
•	Mortgage-Related and Other Asset-Backed Risk – Investing in mortgage-related or other asset-backed securities involves a variety of risks associated with the credit markets, such as rising or falling interest rates, increases in the rate of defaults or prepayments, and the quality of the pool of mortgages (subprime risk) or other assets that backs the security.
•	Income Risk – Falling interest rates may cause the Fund's income to decline.
•	Interest Rate Risk – Debt securities held by the Fund may decline in value due to rising interest rates. Interest rates in the U.S. are at, or near, historic lows, which may increase the Fund's exposure to risks related to rising rates.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® Invesco Equity and Income Fund

•	Preferred Securities Risk – There are special risks associated with investing in preferred securities. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time.
•	Call Risk – If interest rates fall, issuers of callable debt securities are more likely to prepay prior to the maturity date. The Fund may not be able to reinvest the proceeds from the prepayment in investments that will generate the same level of income.
•	Industry Sector Risk – Investing in a single industry or sector, or concentrating investments in a limited number of industries or sectors, tends to increase the risk that economic, political, or regulatory developments affecting certain industries or sectors will have a large impact on the value of the Fund's portfolio.
•	Real Estate Investments Risk – The performance of investments in real estate depends on the overall strength of the real estate market, the management of real estate investments trusts (REITs), and property management, all of which can be affected by a variety of factors, including national and regional economic conditions.
•	Depositary Receipt Risk – Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities.
Performance Information
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year, five years, and ten years compare with those of a broad-based measure of market performance, the S&P 500 Index. The Fund's performance also is compared to the Barclay's U.S. Aggregate Bond Index, which shows how the Fund's performance compares with the returns of a broad index of investment-grade fixed-rate issues.
Both the bar chart and the table assume reinvestment of dividends and distributions.
The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
Performance Bar Chart and Table
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® Invesco Equity and Income Fund

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q3, 2009)	16.83%
Lowest (Q4, 2008)	-13.29%
Average Annual Total Returns
	One Year Ended December 31, 2015	Five Years Ended December 31, 2015	Ten Years Ended December 31, 2015
AZL® Invesco Equity and Income Fund	-2.47%	7.63%	5.75%
S&P 500® Index*	1.38%	12.57%	7.31%
Barclays U.S. Aggregate Bond Index*	0.55%	3.25%	4.51%
*	Reflects no deduction for fees, expenses, or taxes.

Management

Allianz Investment Management LLC serves as the investment adviser to the Fund.
Invesco Advisers, Inc. serves as the subadviser to the Fund.
The portfolio managers of the Fund are: Thomas Bastian, Lead Portfolio Manager, James Roeder, and Sergio Marcheli, each a Portfolio Manager, and each since 2004, Chuck Burge, Portfolio Manager, since 2010, Brian Jurkash, Portfolio Manager, since 2015, and Matthew Titus, Portfolio Manager, since 2016.
For important information about tax information and financial intermediary compensation, please turn to the sections "Tax Information" and "Financial Intermediary Compensation" at page 115 in this prospectus.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® Invesco Growth and Income Fund

AZL® INVESCO GROWTH AND INCOME FUND

Investment Objective

The Fund seeks income and long-term growth of capital.

Fees and Expenses

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. If Contract fees and expenses were included, the fees and expenses in the following table would be higher. Please refer to the Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.06%
Total Annual Fund Operating Expenses	1.06%
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$108	$337	$585	$1,294
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies of the Fund
Under normal market conditions, the Fund's subadviser seeks to achieve the Fund's investment objective by investing primarily in income-producing equity securities, which include common stocks and convertible securities.
The Fund may invest in securities of issuers of all capitalization sizes; however, a substantial number of the issuers in which the Fund invests are large-capitalization issuers.
The Fund may invest up to 15% of its net assets in REITs.
The Fund may invest up to 25% of its net assets in securities of foreign issuers, which may include depositary receipts.
The Fund can invest in derivative instruments including forward foreign currency contracts, futures contracts and options.
The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
The Fund can use futures contracts to seek exposure to certain asset classes and to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
The Fund can use options to seek alpha (return on investments in excess of the Russell 1000® Index), to mitigate risk and to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
The Fund emphasizes a value style of investing, which focuses on undervalued companies with characteristics for improved valuations. In selecting securities for the Fund, the Fund's subadviser looks for catalysts for change that may
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® Invesco Growth and Income Fund

positively impact a company, such as new management, industry development or regulatory change. The aim is to uncover these catalysts for change, and then benefit from potential stock price appreciation of the change taking place at the company.
The Fund may dispose of a security whenever, in the opinion of the Fund's subadviser, the security reaches the Fund's subadviser's estimate of fair value or when the Fund's subadviser identifies a more attractive investment opportunity.
Principal Investment Risks
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.
The following is a summary of the principal risks to which the Fund's portfolio as a whole is subject. As changes occur in a Fund's portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.
•	Market Risk – The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
•	Issuer Risk – The value of a security may decline for a number of reasons directly related to the issuer of the security.
•	Selection Risk – Because this Fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results.
•	Capitalization Risk – Investing in small- to mid-sized companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.
•	Foreign Risk – Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
•	Emerging Markets Risk – Emerging markets may have less developed or more volatile trading markets, less developed legal and accounting systems, and greater likelihood of government restrictions, nationalization, or confiscation than developed countries.
•	Currency Risk – Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the Fund. In the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged.
•	Credit Risk – The failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the Fund's earnings.
•	Call Risk – If interest rates fall, issuers of callable debt securities are more likely to prepay prior to the maturity date. The Fund may not be able to reinvest the proceeds from the prepayment in investments that will generate the same level of income.
•	Income Risk – Falling interest rates may cause the Fund's income to decline.
•	Convertible Securities Risk – The value of convertible securities may be affected by interest rates, default by the issuer on principal or interest payments, and the value of the underlying stock into which the securities may be converted.
•	Interest Rate Risk – Debt securities held by the Fund may decline in value due to rising interest rates. Interest rates are at, or near, historic lows, which may increase the Fund's exposure to risks related to rising rates.
•	Derivatives Risk – Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments.
•	Real Estate Investments Risk – The performance of investments in real estate depends on the overall strength of the real estate market, the management of real estate investments trusts (REITs), and property management, all of which can be affected by a variety of factors, including national and regional economic conditions.
•	Depositary Receipt Risk – Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® Invesco Growth and Income Fund

Performance Information
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year, five years, and ten years compare with those of a broad-based measure of market performance.
Both the bar chart and the table assume reinvestment of dividends and distributions.
The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
Performance Bar Chart and Table
Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q3, 2009)	21.78%
Lowest (Q4, 2008)	-20.18%
 Average Annual Total Returns
	One Year Ended December 31, 2015	Five Years Ended December 31, 2015	Ten Years Ended December 31, 2015
AZL® Invesco Growth and Income Fund	-3.26%	9.79%	5.88%
Russell 1000® Value Index*	-3.83%	11.27%	6.16%
*	Reflects no deduction for fees, expenses, or taxes.

Management

Allianz Investment Management LLC serves as the investment adviser to the Fund.
Invesco Advisers, Inc. serves as the subadviser to the Fund.
The portfolio managers of the Fund are: Thomas Bastian, Lead Portfolio Manager, James Roeder, Sergio Marcheli, each a Portfolio Manager, and each since 2001, Brian Jurkash, Portfolio Manager, since 2015and Matthew Titus, Portfolio Manager, since 2016.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® Invesco Growth and Income Fund

For important information about tax information and financial intermediary compensation, please turn to the sections "Tax Information" and "Financial Intermediary Compensation" at page 115 in this prospectus.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® Invesco International Equity Fund

AZL® INVESCO INTERNATIONAL EQUITY FUND

Investment Objective

The Fund seeks to provide long-term growth of capital.

Fees and Expenses

Fees and expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. If Contract fees and expenses were included, the fees and expenses in the following table would be higher. Please refer to the Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.90%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.08%
Total Annual Fund Operating Expenses	1.23%
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$125	$390	$676	$1,489
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 21% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies of the Fund
The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in a diversified portfolio of equity securities of foreign issuers that are considered by the Fund's subadviser to have strong earnings  and revenue growth.
The Fund invests primarily in equity securities and depositary receipts of foreign issuers. The principal types of equity securities in which the Fund invests are common and preferred stock.
The Fund invests, under normal circumstances, in securities of issuers located in at least three different countries outside of the U.S. The Fund can invest up to 20% of total net assets in emerging markets. Emerging markets countries are those countries that are in the initial stages of their industrial cycles.
The Fund invests primarily in the securities of large-capitalization issuers; however, the Fund may invest a significant amount of its net assets in the securities of mid-capitalization issuers.
The Fund can invest in derivative instruments, including forward foreign currency contracts and futures contracts.
The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
The Fund can use futures contracts to gain exposure to the broad market in connection with managing cash balances or to hedge against downside risk.
The portfolio managers employ a disciplined investment strategy that emphasizes fundamental research to identify quality growth companies and is supported by quantitative analysis, portfolio construction and risk management techniques.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® Invesco International Equity Fund

Investments for the portfolio are selected bottom-up on a security-by-security basis. The focus is on the strengths of individual issuers, rather than sector or country trends. The portfolio managers' strategy primarily focuses on identifying issuers that they believe have sustainable earnings growth, efficient capital allocation, and attractive prices.
The Fund's portfolio managers may consider selling a security for several reasons, including when (1) its price changes such that they believe it has become too expensive, (2) the original investment thesis for the company is no longer valid, or (3) a more compelling investment opportunity is identified.
Principal Risks of Investing in the Fund
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.
The following is a summary of the principal risks to which the Fund's portfolio as a whole is subject. As changes occur in a Fund's portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.
•	Market Risk – The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
•	Issuer Risk – The value of a security may decline for a number of reasons directly related to the issuer of the security.
•	Selection Risk – Because this Fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results.
•	Growth Stocks Risk – Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks may be susceptible to rapid price swings or to adverse developments in certain sectors of the market.
•	Foreign Risk – Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
•	Emerging Markets Risk – Emerging markets may have less developed or more volatile trading markets, less developed legal and accounting systems, and greater likelihood of government restrictions, nationalization, or confiscation than developed countries.
•	Currency Risk – Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the Fund. In the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged.
•	Derivatives Risk – Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments.
•	Convertible Securities Risk – The value of convertible securities may be affected by interest rates, default by the issuer on principal or interest payments, and the value of the underlying stock into which the securities may be converted.
•	Capitalization Risk – Investing in small- to mid-sized companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.
•	Depositary Receipt Risk – Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities.
Performance Information
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year, five years, and ten years compare with those of a broad-based measure of market performance, the MSCI EAFE Index. The Fund's performance also is compared to the MSCI ACWI Ex-U.S. Growth Index, which shows how the Fund's performance compares with the returns of a broad index of large- and mid-cap securities exhibiting overall growth-style characteristics across 22 developed markets and 21 emerging markets countries.
Both the bar chart and the table assume reinvestment of dividends and distributions.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® Invesco International Equity Fund

The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
Performance Bar Chart and Table
Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q2, 2009)	18.20%
Lowest (Q4, 2008)	-20.57%
Average Annual Total Returns
	One Year Ended December 31, 2015	Five Years Ended December 31, 2015	Ten Years Ended December 31, 2015
AZL® Invesco International Equity Fund	-2.74%	4.40%	4.79%
MSCI EAFE Index*	-0.39%	4.07%	3.50%
MSCI ACWI Ex-U.S. Growth Index*	-0.91%	2.48%	4.02%
*	Reflects no deduction for fees, expenses, or taxes.

Management

Allianz Investment Management LLC serves as the investment adviser to the Fund.
Invesco Advisers, Inc. serves as the subadviser to the Fund.
The Fund's portfolio managers are: Clas Olsson, Portfolio Manager, since May 2002; Matthew Dennis, Portfolio Manager, since 2003; Mark Jason, Portfolio Manager, since 2011; Brent Bates, Portfolio Manager, since 2013; and Richard Nield, Portfoilio Manager, since 2013.
For important information about tax information and financial intermediary compensation, please turn to the sections "Tax Information" and "Financial Intermediary Compensation" at page 115 in this prospectus.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® JPMorgan International Opportunities Fund

AZL® JPMORGAN INTERNATIONAL OPPORTUNITIES FUND

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. If Contract fees and expenses were included, the fees and expenses in the following table would be higher. Please refer to the Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.95%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.07%
Total Annual Fund Operating Expenses	1.27%
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$129	$403	$697	$1,534
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 42% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies of the Fund
The Fund's assets are invested primarily in equity securities of companies from developed countries other than the United States. The Fund's assets may also be invested to a limited extent in emerging markets issuers. Developed countries primarily include those in the MSCI EAFE Index, which is the Fund's benchmark; emerging markets include most other countries in the world not in the MSCI EAFE Index or Canada. The equity securities in which the Fund may invest include, but are not limited to, common and preferred stock, convertible securities, trust or partnership interests, depositary receipts, privately placed securities, and warrants and rights.
Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may also be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options and swaps to more effectively gain targeted equity exposure from its cash positions, to hedge various investments, for risk management and to increase the Fund's gain.
The Fund may invest in securities denominated in U.S. dollars, major reserve currencies and currencies of other countries in which it can invest.
The Fund will invest substantially in securities denominated in foreign currencies and may seek to and manage currency risk where appropriate through managing currency exposure.
In managing the Fund, the subadviser employs a three-step process that combines research, valuation and stock selection.
The subadviser selects securities for the Fund's portfolio using its own investment process to determine which companies are most likely to provide high total return to shareholders. The subadviser chooses the most attractive securities in each sector and builds the portfolio bottom up. Stocks in each industry are ranked with the help of fundamental valuations,
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® JPMorgan International Opportunities Fund

then selected for investment. The subadviser may adjust currency exposure to manage risks and reduce currency deviations relative to its benchmark, where practical.
Through its extensive global equity research and analytical systems, the subadviser seeks to generate an information advantage. Using fundamental analysis, the subadviser develops proprietary research, primarily on companies but also on countries and currencies. In these processes, the analysts focus on a relatively long period rather than on near-term expectations alone.
Fundamental stock research is used to produce a ranking of companies in each industry group according to their relative value. The Fund's subadviser then buys and sells stocks, using the research and valuation rankings as well as its assessment of other factors, including catalysts that could trigger a change in a stock's price, potential reward compared to potential risk, and temporary mispricings caused by market overreactions.
The Fund may invest a substantial part of its assets in just one region or country.
The Fund may also invest in real estate investment trusts (REITS) which are pooled vehicles which invest primarily in income-producing real estate or loans related to real estate.
Principal Investment Risks
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.
The following is a summary of the principal risks to which the Fund's portfolio as a whole is subject. As changes occur in a Fund's portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.
•	Market Risk – The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
•	Issuer Risk – The value of a security may decline for a number of reasons directly related to the issuer of the security.
•	Selection Risk – Because this Fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results.
•	Foreign Risk – Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
•	Emerging Markets Risk – Emerging markets may have less developed or more volatile trading markets, less developed legal and accounting systems, and greater likelihood of government restrictions, nationalization, or confiscation than developed countries.
•	Country/Regional Risk – Political events, financial troubles, or natural disasters may have an adverse effect on the securities markets of a country or region.
•	Currency Risk – Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the Fund. In the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged.
•	Derivatives Risk – Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments.
•	Convertible Securities Risk – The value of convertible securities may be affected by interest rates, default by the issuer on principal or interest payments, and the value of the underlying stock into which the securities may be converted.
•	Capitalization Risk – Investing in small- to mid-sized companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.
•	Real Estate Investments Risk – The performance of investments in real estate depends on the overall strength of the real estate market, the management of real estate investments trusts (REITs), and property management, all of which can be affected by a variety of factors, including national and regional economic conditions.
•	Credit Risk – The failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the Fund's earnings.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® JPMorgan International Opportunities Fund

•	Depositary Receipt Risk – Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities.
•	Private Placed Securities Risk – The Fund may invest in privately placed securities, which are subject to resale restrictions.
•	Liquidity Risk – An investment that is difficult to purchase or sell may have an adverse effect on the Fund's returns.
Performance Information
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year, five years, and ten years compare with those of a broad-based measure of market performance.
Both the bar chart and the table assume reinvestment of dividends and distributions.
The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
Performance Bar Chart and Table
Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q2, 2009)	18.13%
Lowest (Q3, 2011)	-22.24%
Average Annual Total Returns
	One Year Ended December 31, 2015	Five Years Ended December 31, 2015	Ten Years Ended December 31, 2015
AZL® JPMorgan International Opportunities Fund	0.78%	3.24%	4.09%
MSCI EAFE Index*	-0.39%	4.07%	3.50%
*	Reflects no deduction for fees, expenses, or taxes.

Management

Allianz Investment Management LLC serves as the investment adviser to the Fund.
J.P. Morgan Investment Management Inc. serves as the subadviser to the Fund.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® JPMorgan International Opportunities Fund

Since May, 2011, the portfolio managers for the Fund are Jeroen Huysinga, Gerd Woort-Menker, and Georgina Perceval Maxwell, each a Managing Director.
For important information about tax information and financial intermediary compensation, please turn to the sections "Tax Information" and "Financial Intermediary Compensation" at page 115 in this prospectus.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® JPMorgan U.S. Equity Fund, Class 2

AZL® JPMORGAN U.S. EQUITY FUND, CLASS 2

Investment Objective

The Fund seeks to provide high total return from a portfolio of selected equity securities.

Fees and Expenses

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. If Contract fees and expenses were included, the fees and expenses in the following table would be higher. Please refer to the Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.80%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.06%
Total Annual Fund Operating Expenses	1.11%
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$113	$353	$612	$1,352
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 71% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies of the Fund
Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. companies. The Fund primarily invests in large- and medium-capitalization U.S. companies. Market capitalization is the total market value of a company's shares. Sector by sector, the Fund's weightings are similar to those of the S&P 500 Index. The Fund's subadviser may moderately underweight or overweight sectors when it believes doing so will benefit performance.
Within each sector, the Fund focuses on those equity securities that the subadviser considers most undervalued and seeks to outperform the S&P 500 through superior stock selection. By emphasizing undervalued equity securities, the subadviser seeks to produce returns that exceed those of the S&P 500 Index. At the same time, by controlling the sector weightings of the S&P 500 Index, the subadviser seeks to limit the Fund's volatility to that of the overall market, as represented by this index.
Equity securities in which the Fund primarily invests include common stocks, depositary receipts, exchange-traded funds (ETFs), and real estate investment trusts (REITs). An ETF is a registered investment company that seeks to track the performance of a particular market index. These indexes include not only broad market indexes, but also more specific indexes as well, including those relating to particular sectors, markets, regions, and industries. REITs are pooled investment vehicles which invest primarily in income-producing real estate or loans related to real estate.
Derivatives, which are instruments that have a value based on another instrument, exchange rate, or index, may be used as substitutes for securities in which the Fund can invest. The subadviser may use futures contracts, options, swaps, and other derivatives as tools in the management of portfolio assets. The subadviser may use derivatives to hedge various investments and for risk management.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® JPMorgan U.S. Equity Fund, Class 2

In managing the Fund, the subadviser employs a three-step process that combines research, valuation, and stock selection.
The subadviser takes an in-depth look at company prospects over a relatively long period – often as much as five years – rather than focusing on near-term expectations. This approach is designed to provide insight into a company's real growth potential.
The research findings allow the subadviser to rank the companies in each sector group according to their relative value. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced using a variety of models that quantify the research team's findings.
The subadviser then buys and sells equity securities for the Fund according to its own policies, using the research and valuation rankings as a basis. In general, the subadviser buys equity securities that are identified as undervalued and considers selling them when they appear to be overvalued. Along with attractive valuation, the subadviser often considers a number of other criteria:
•	Catalysts that could trigger a rise in a stock's price;
•	High potential reward compared to potential risk; and
•	Temporary mispricings cause by apparent market overreactions.
Principal Risks of Investing in the Fund
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.
The following is a summary of the principal risks to which the Fund's portfolio as a whole is subject. As changes occur in a Fund's portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.
•	Issuer Risk – The value of a security may decline for a number of reasons directly related to the issuer of the security.
•	Market Risk – The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
•	Selection Risk – Because this Fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results.
•	Capitalization Risk – Investing in small- to mid-sized companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.
•	Value Stocks Risk – Value investing emphasizes stocks of undervalued companies whose characteristics may lead to improved valuations. Value stocks may lose favor with investors, or their valuations may not improve as anticipated.
•	Foreign Risk – Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
•	Derivatives Risk – Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments.
•	Real Estate Investments Risk – The performance of investments in real estate depends on the overall strength of the real estate market, the management of real estate investments trusts (REITs), and property management, all of which can be affected by a variety of factors, including national and regional economic conditions.
•	ETF and Investment Company Risk – Investing in an exchange-traded fund (ETF) or another mutual fund exposes the Fund to all the risks of that ETF or mutual fund and also to a pro rata portion of its expenses.
•	Convertible Securities Risk – The value of convertible securities may be affected by interest rates, default by the issuer on principal or interest payments, and the value of the underlying stock into which the securities may be converted.
•	Portfolio Turnover – The Fund may trade its portfolio securities frequently, which could result in higher transaction costs and could adversely affect the Fund's performance.
•	Depositary Receipt Risk – Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® JPMorgan U.S. Equity Fund, Class 2

Performance Information
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year, five years, and ten years compare with those of a broad-based measure of market performance.
Both the bar chart and the table assume reinvestment of dividends and distributions.
The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
 Performance Bar Chart and Table
Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q2, 2009)	16.84%
Lowest (Q4, 2008)	-22.09%
Average Annual Total Returns
	One Year Ended December 31, 2015	Five Years Ended December 31, 2015	Ten Years Ended December 31, 2015
AZL® JPMorgan U.S. Equity Fund	0.12%	12.39%	7.04%
S&P 500 Index*	1.38%	12.57%	7.31%
*	Reflects no deduction for fees, expenses, or taxes.

Management

Allianz Investment Management LLC serves as the investment adviser to the Fund.
J.P. Morgan Investment Management Inc. serves as the subadviser to the Fund.
The portfolio managers of the Fund, since January 2009, are Thomas Luddy, Managing Director, and Susan Bao, Managing Director.
For important information about tax information and financial intermediary compensation, please turn to the sections "Tax Information" and "Financial Intermediary Compensation" at page 115 in this prospectus.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® MetWest Total Return Bond Fund

AZL® METWEST TOTAL RETURN BOND FUND

Investment Objective

The Fund seeks to maximize long-term total return.

Fees and Expenses

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. If Contract fees and expenses were included, the fees and expenses in the following table would be higher. Please refer to the Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.60%
Distribution (12b-1) Fees	0.25%
Other Expenses(1)	0.04%
Total Annual Fund Operating Expenses	0.89%
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$91	$284	$493	$1,096
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 256% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies of the Fund
The Fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets in investment-grade fixed income securities or unrated securities that are determined by the subadviser to be of similar quality. Up to 20% of the Fund's net assets may be invested in securities rated below investment grade. The Fund also invests at least 80% of its net assets plus borrowings for investment purposes in fixed income securities it regards as bonds. Under normal conditions, the portfolio duration is two to eight years and the dollar-weighted average maturity ranges from two to fifteen years. The Fund invests in the U.S. and abroad, including emerging markets and may purchase securities of varying maturities issued by domestic and foreign corporations and governments. The subadviser will focus the Fund's portfolio holdings in areas of the bond market (based on quality, sector, coupon or maturity) that the subadviser believes to be relatively undervalued.
Investments include various types of bonds and other securities, typically corporate bonds, notes, collateralized bond obligations, collateralized debt obligations, mortgage-related and asset-backed securities, bank loans, money-market securities, swaps, futures, municipal securities, options, credit default swaps, private placements and restricted securities. These investments may have interest rates that are fixed, variable or floating.
The Fund may sell short up to 25% of the value of its total assets.
Derivatives will be used in an effort to hedge investments, for risk management, or to increase income or gains for the Fund. The Fund may also seek to obtain market exposure to the securities in which it invests by entering into a series of purchase and sale contracts or by using other investment techniques such as reverse repurchase agreements.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® MetWest Total Return Bond Fund

Principal Risks of Investing in the Fund
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.
The following is a summary of the principal risks to which the Fund's portfolio as a whole is subject. As changes occur in a Fund's portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.
•	Market Risk – The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
•	Issuer Risk – The value of a security may decline for a number of reasons directly related to the issuer of the security.
•	Selection Risk – Because this Fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results.
•	Interest Rate Risk – Debt securities held by the Fund may decline in value due to rising interest rates. Interest rates are at, or near, historic lows, which may increase the Fund's exposure to risks related to rising rates.
•	Security Quality Risk – The Fund may invest in high yield, high risk debt securities, which may be subject to higher levels of credit and liquidity risk than higher quality debt securities. Security quality risk is sometimes known as "high-yield risk" or "junk bond risk."
•	Credit Risk – The failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the Fund's earnings.
•	Extension Risk – If interest rates rise, debt securities may be paid in full more slowly than anticipated.
•	Call Risk – If interest rates fall, issuers of callable debt securities are more likely to prepay prior to the maturity date. The Fund may not be able to reinvest the proceeds from the prepayment in investments that will generate the same level of income.
•	Derivatives Risk – Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested.
•	Income Risk – Falling interest rates may cause the Fund's income to decline.
•	Mortgage-Related and Other Asset-Backed Risk – Investing in mortgage-related or other asset-backed securities involves a variety of risks associated with the credit markets, such as rising or falling interest rates, increases in the rate of defaults or prepayments, and the quality of the pool of mortgages (subprime risk) or other assets that backs the security.
•	Foreign Risk – Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
•	Emerging Markets Risk – Emerging markets may have less developed or more volatile trading markets, less developed legal and accounting systems, and greater likelihood of government restrictions, nationalization, or confiscation than developed countries.
•	Liquidity Risk – An investment that is difficult to purchase or sell may have an adverse effect on the Fund's returns.
•	Short Sales Risk – The Fund may engage in short sales, which are transactions in which the Fund sells securities borrowed from others with the expectation that the price of the security will fall before the Fund must purchase the security to return it to the lender.
•	Repurchase Agreements and Purchase and Sale Contracts Risk – If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.
•	Private Placed Securities Risk – The Fund may invest in privately placed securities, which are subject to resale restrictions.
•	Portfolio Turnover – The Fund may trade its portfolio securities frequently, which could result in higher transaction costs and could adversely affect the Fund's performance.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® MetWest Total Return Bond Fund

Performance Information
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year and since its inception compare with those of a broad-based measure of market performance.
Both the bar chart and the table assume reinvestment of dividends and distributions.
The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
Performance Bar Chart and Table
Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q1, 2015)	1.29%
Lowest (Q2, 2015)	-1.47%
Average Annual Total Returns
	One Year Ended December 31, 2015	Since Inception (11/17/14)
AZL® MetWest Total Return Bond Fund	-0.20%	0.44%
Barclays U.S. Aggregate Bond Index*	0.55%	1.20%
*	Reflects no deduction for fees, expenses, or taxes.

Management

Allianz Investment Management LLC serves as the investment adviser to the Fund.
Metropolitan West Asset Management, LLC serves as the subadviser to the Fund.
The Fund's portfolio managers since November, 2014, are: Tad Rivelle, Portfolio Manager, Steve Kane, CFA, Portfolio Manager, Laird Landmann, CFA, Portfolio Manager, and Bryan Whalen, Portfolio Manager.
For important information about tax information and financial intermediary compensation, please turn to the sections "Tax Information" and "Financial Intermediary Compensation" at page 115 in this prospectus.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® MFS Investors Trust Fund

AZL® MFS INVESTORS TRUST FUND

Investment Objective

The Fund seeks capital appreciation.

Fees and Expenses

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. If Contract fees and expenses were included, the fees and expenses in the following table would be higher. Please refer to the Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.05%
Total Annual Fund Operating Expenses	1.05%
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$107	$334	$579	$1,283
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 17% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies of the Fund
Massachusetts Financial Services Company ("MFS"), the Fund's subadviser, normally invests the Fund's assets primarily in equity securities. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for such securities.
In selecting investments for the Fund, MFS is not constrained to any particular investment style. MFS may invest the Fund's assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.
While MFS may invest the Fund's assets in companies of any size, MFS primarily invests in companies with large capitalizations.
MFS may invest the Fund's assets in foreign securities.
MFS uses a bottom-up investment approach to buying and selling investments for the Fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer's earnings, cash flows, competitive position, and management ability. Quantitative models that systematically evaluate an issuer's valuation, price and earnings momentum, earnings quality, and other factors may also be considered.
Principal Risks of Investing in the Fund
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® MFS Investors Trust Fund

the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.
The following is a summary of the principal risks to which the Fund's portfolio as a whole is subject. As changes occur in a Fund's portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.
•	Market Risk – The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
•	Growth Stocks Risk – Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks may be susceptible to rapid price swings or to adverse developments in certain sectors of the market.
•	Value Stocks Risk – Value investing emphasizes stocks of undervalued companies whose characteristics may lead to improved valuations. Value stocks may lose favor with investors, or their valuations may not improve as anticipated.
•	Issuer Risk – The value of a security may decline for a number of reasons directly related to the issuer of the security.
•	Selection Risk – Because this Fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results.
•	Foreign Risk – Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
•	Currency Risk – Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the Fund. In the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged.
•	Liquidity Risk – An investment that is difficult to purchase or sell may have an adverse effect on the Fund's returns.
•	Convertible Securities Risk – The value of convertible securities may be affected by interest rates, default by the issuer on principal or interest payments, and the value of the underlying stock into which the securities may be converted.
•	Depositary Receipt Risk – Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities.
Performance Information
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year, five years, and ten years compare with those of a broad-based measure of market performance.
Both the bar chart and the table assume reinvestment of dividends and distributions.
The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® MFS Investors Trust Fund

Performance Bar Chart and Table
Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q2, 2009)	21.27%
Lowest (Q4, 2008)	-25.31%
Average Annual Total Returns
	One Year Ended December 31, 2015	Five Years Ended December 31, 2015	Ten Years Ended December 31, 2015
AZL® MFS Investors Trust Fund	0.00%	11.16%	7.90%
S&P 500 Index*	1.38%	12.57%	7.31%
*	Reflects no deduction for fees, expenses, or taxes.

Management

Allianz Investment Management LLC serves as the investment adviser to the Fund.
Massachusetts Financial Services Company ("MFS") serves as the subadviser to the Fund.
The portfolio managers for the Fund are: since October 2009, T. Kevin Beatty, Chief Investment Officer – Global Equity, and since April 2012, Edward Maloney, Investment Officer.
For important information about tax information and financial intermediary compensation, please turn to the sections "Tax Information" and "Financial Intermediary Compensation" at page 115 in this prospectus.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® MFS Mid Cap Value Fund

AZL® MFS MID CAP VALUE FUND

Investment Objective

The Fund seeks capital appreciation.

Fees and Expenses

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. If Contract fees and expenses were included, the fees and expenses in the following table would be higher. Please refer to the Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.07%
Total Annual Fund Operating Expenses	1.07%
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$109	$340	$590	$1,306
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 47% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies of the Fund
Massachusetts Financial Services Company ("MFS"), the Fund's subadviser, normally invests at least 80% of the Fund's net assets in issuers with medium market capitalizations. MFS generally defines medium market capitalization issuers as issuers with market capitalizations similar to those of issuers included in the Russell Midcap® Value Index over the last 13 months at the time of purchase. As of December 31, 2015, the range of the market capitalizations of the issuers in the Russell Midcap® Value Index was between $381 million and $30.4 billion. Issuers whose market capitalizations fall outside this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy.
MFS normally invests the Fund's assets primarily in equity securities. Equity securities include common stocks, preferred stocks, securities convertible into stocks, equity interests in real estate investment trusts (REITs), and depositary receipts for such securities.
MFS focuses on investing the Fund's assets in the stocks of companies that it believes are undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.
MFS may invest the Fund's assets in foreign securities.
MFS uses a bottom-up investment approach to buying and selling investments for the Fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer's earnings, cash flows, competitive position, and management ability. Quantitative models that systematically evaluate an issuer's valuation, price and earnings momentum, earnings quality, and other factors may also be considered.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® MFS Mid Cap Value Fund

Principal Risks of Investing in the Fund
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.
The following is a summary of the principal risks to which the Fund's portfolio as a whole is subject. As changes occur in a Fund's portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.
•	Market Risk – The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
•	Issuer Risk – The value of a security may decline for a number of reasons directly related to the issuer of the security.
•	Capitalization Risk – Investing in small- to mid-sized companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.
•	Value Stocks Risk – Value investing emphasizes stocks of undervalued companies whose characteristics may lead to improved valuations. Value stocks may lose favor with investors, or their valuations may not improve as anticipated.
•	Selection Risk – Because this fund is actively managed, there can be no guarantee that investment decisions made for the Fund will produce the desired results.
•	Foreign Risk – Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
•	Currency Risk – Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the Fund. In the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged.
•	Real Estate Investments Risk – The performance of investments in real estate depends on the overall strength of the real estate market, the management of real estate investments trusts (REITs), and property management, all of which can be affected by a variety of factors, including national and regional economic conditions.
•	Convertible Securities Risk – The value of convertible securities may be affected by interest rates, default by the issuer on principal or interest payments, and the value of the underlying stock into which the securities may be converted.
•	Depositary Receipt Risk – Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities.
•	Liquidity Risk – An investment that is difficult to purchase or sell may have an adverse effect on the Fund's returns.
Performance Information
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year, five years, and since its inception compare with those of a broad-based measure of market performance.
Both the bar chart and the table assume reinvestment of dividends and distributions.
The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® MFS Mid Cap Value Fund

Performance Bar Chart and Table
Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q3, 2009)	20.85%
Lowest (Q4, 2008)	-35.44%
Average Annual Total Returns
	One Year Ended December 31, 2015	Five Years Ended December 31, 2015	Since Inception (5/1/2006)
AZL® MFS Mid Cap Value Fund	-2.51%	10.29%	3.06%
Russell Midcap® Value Index*	-4.78%	11.25%	6.98%
*	Reflects no deduction for fees, expenses, or taxes.

Management

Allianz Investment Management LLC serves as the investment adviser to the Fund.
Massachusetts Financial Services Company ("MFS") serves as the subadviser to the Fund.
The portfolio managers of the Fund, since January 2014, are: Brooks A. Taylor, Investment Officer; and Kevin J. Schmitz, Investment Officer.
For important information about tax information and financial intermediary compensation, please turn to the sections "Tax Information" and "Financial Intermediary Compensation" at page 115 in this prospectus.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® MFS Value Fund

AZL® MFS VALUE FUND

Investment Objective

The Fund seeks capital appreciation.

Fees and Expenses

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. If Contract fees and expenses were included, the fees and expenses in the following table would be higher. Please refer to the Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.74%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.06%
Total Annual Fund Operating Expenses	1.05%
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$107	$334	$579	$1,283
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 14% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies of the Fund
Massachusetts Financial Services Company ("MFS"), the Fund's subadviser, normally invests the Fund's assets primarily in equity securities. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for such securities.
MFS focuses on investing the Fund's assets in the stocks of companies it believes are undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, and other financial measures.
While MFS may invest the Fund's assets in companies of any size, MFS primarily invests in companies with large capitalizations.
MFS may invest the Fund's assets in foreign securities.
MFS uses a bottom-up investment approach to buying and selling investments for the Fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their current financial condition, and market, economic, political and regulatory conditions. Factors considered may include analysis of an issuer's earnings, cash flows, competitive position, and management ability. Quantitative models that systematically evaluate an issuer's valuation, price and earnings momentum, earnings quality, and other factors may also be considered.
Principal Risks of Investing in the Fund
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® MFS Value Fund

the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.
The following is a summary of the principal risks to which the Fund's portfolio as a whole is subject. As changes occur in a Fund's portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.
•	Market Risk – The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
•	Issuer Risk – The value of a security may decline for a number of reasons directly related to the issuer of the security.
•	Selection Risk – Because this Fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results.
•	Value Stocks Risk – Value investing emphasizes stocks of undervalued companies whose characteristics may lead to improved valuations. Value stocks may lose favor with investors, or their valuations may not improve as anticipated.
•	Foreign Risk – Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
•	Liquidity Risk – An investment that is difficult to purchase or sell may have an adverse effect on the Fund's returns.
•	Convertible Securities Risk – The value of convertible securities may be affected by interest rates, default by the issuer on principal or interest payments, and the value of the underlying stock into which the securities may be converted.
•	Depositary Receipt Risk – Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities.
•	Currency Risk – Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the Fund. In the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged.
Performance Information
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year, five years, and ten years compare with those of a broad-based measure of market performance.
Both the bar chart and the table assume reinvestment of dividends and distributions.
The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® MFS Value Fund

Performance Bar Chart and Table
Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q3, 2009)	18.83%
Lowest (Q4, 2008)	-23.07%
Average Annual Total Returns
	One Year Ended December 31, 2015	Five Years Ended December 31, 2015	Ten Years Ended December 31, 2015
AZL® MFS Value Fund	-0.83%	10.54%	5.18%
Russell 1000® Value Index*	-3.83%	11.27%	6.16%
*	Reflects no deduction for fees, expenses, or taxes.

Management

Allianz Investment Management LLC serves as the investment adviser to the Fund.
Massachusetts Financial Services Company ("MFS") serves as the subadviser to the Fund.
The portfolio managers for the Fund are: since September 2012, Nevin P. Chitkara, Investment Officer, and Steven R. Gorham, Investment Officer.
For important information about tax information and financial intermediary compensation, please turn to the sections "Tax Information" and "Financial Intermediary Compensation" at page 115 in this prospectus.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® Mid Cap Index Fund

AZL® MID CAP INDEX FUND

Investment Objective

The Fund seeks to match the performance of the Standard & Poor's MidCap 400® Index ("S&P 400 Index") as closely as possible.

Fees and Expenses

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. If Contract fees and expenses were included, the fees and expenses in the following table would be higher. Please refer to the Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.25%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.07%
Total Annual Fund Operating Expenses	0.57%
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$58	$183	$318	$714
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 26% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies of the Fund
The Fund employs a passive management approach, investing in a portfolio of assets whose performance is expected to match approximately the performance of the S&P 400 Index before the deduction of Fund expenses. Under normal circumstances, the Fund invests at least 80% of the value of its net assets in a statistically selected sampling of equity securities of companies included in the S&P 400 Index and in derivative instruments linked to the S&P 400 Index, primarily futures contracts.
The S&P 400 Index is a market-weighted index composed of approximately 400 common stocks of medium-sized U.S. companies in a wide range of businesses chosen by Standard & Poor's based on a number of factors, including industry representation, market value, economic sector and operating/financial condition. As of December 31, 2014, the market capitalizations of companies in the S&P 400 Index ranged from $800 million to $3 billion.
The Fund does not necessarily invest in all of the securities in the S&P 400 Index or in the same weightings as the securities have in the index. The Fund's subadviser chooses investments so that the market capitalizations, industry weightings, and other fundamental characteristics of the securities chosen are similar to the S&P 400 Index as a whole.
Principal Risks of Investing in the Fund
The price per share of the Fund will fluctuate with changes in the value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® Mid Cap Index Fund

The following is a summary of the principal risks to which the Fund's portfolio as a whole is subject. As changes occur in a Fund's portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.
•	Market Risk – The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
•	Issuer Risk – The value of a security may decline for a number of reasons directly related to the issuer of the security.
•	Selection Risk – Because this Fund is actively managed, there can be no guarantee that investment decisions made for the Fund will produce the desired results.
•	Capitalization Risk – Investing in small to midsized companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.
•	Index Fund Risk – The Fund does not attempt to manage market volatility or reduce the effects of poor stock performance. In addition, factors such as Fund expenses, selection of a representative portfolio, changes in the composition of the index, or the timing of purchases or redemptions of Fund shares may affect the correlation between the performance of the index and the Fund's performance.
•	Derivatives Risk – Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments.
Performance Information
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year, five years and since its inception compare with those of a broad-based measure of market performance.
Both the bar chart and the table assume reinvestment of dividends and distributions.
The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
Performance Bar Chart and Table
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® Mid Cap Index Fund

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q4, 2010)	13.31%
Lowest (Q3, 2011)	-19.96%
Average Annual Total Returns
	One Year Ended December 31, 2015	Five Year Ended December 31, 2015	Since Inception (5/1/2009)
AZL® Mid Cap Index Fund	-2.67%	10.06%	15.64%
S&P Midcap 400 Index*	-2.18%	10.68%	16.48%
*	Reflects no deduction for fees, expenses, or taxes.

Management

Allianz Investment Management LLC serves as the investment adviser to the Fund.
BlackRock Investment Management, LLC serves as the subadviser to the Fund.
The portfolio managers for the Fund are: Greg Savage, Managing Director, since May 2011, Alan Mason, Managing Director, since February 2014, Creighton Jue, Managing Director, since April 2015, and Rachel Aguirre, Director, since April 2015.
For important information about tax information and financial intermediary compensation, please turn to the sections "Tax Information" and "Financial Intermediary Compensation" at page 115 in this prospectus.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® Morgan Stanley Global Real Estate Fund

AZL® MORGAN STANLEY GLOBAL REAL ESTATE FUND

Investment Objective

The Fund seeks to provide income and capital appreciation.

Fees and Expenses

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. If Contract fees and expenses were included, the fees and expenses in the following table would be higher. Please refer to the Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.90%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.14%
Total Annual Fund Operating Expenses	1.29%
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$131	$409	$708	$1,556
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 25% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies of the Fund
The subadviser seeks a combination of current income and capital appreciation by investing primarily in equity securities of companies in the real estate industry located throughout the world, including real estate operating companies (REOCs), real estate investment trusts (REITs) and similar entities established outside the United States (foreign real estate companies). The Fund will invest primarily in companies located in the developed countries of North America, Europe and Asia, but may also invest in emerging markets. The subadviser's approach emphasizes a bottom-up stock selection with a top-down global allocation.
The subadviser actively manages the Fund using a combination of top-down and bottom-up methodologies. The Subadviser's proprietary models drive the bottom-up value-driven approach for stock selection. The top-down portion seeks diversified exposure to all major asset classes with an overweighting to property markets that offer the best relative valuation. The bottom-up research process strongly influences the subadviser's perspective on which property markets it believes provide better relative value and growth prospects and, consequently, affects its decision to overweight or underweight a given region, sector and/or country. The subadviser generally considers selling a portfolio holding if the holding's share price shifts to the point where the position no longer represents an attractive relative value opportunity versus the underlying value of its assets and/or growth prospects or versus other securities in the investment universe.
Under normal circumstances, at least 80% of the Fund's assets, plus any borrowings for investment purposes, will be invested in equity securities of companies in the real estate industry, including REOCs, REITs, and foreign real estate companies.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® Morgan Stanley Global Real Estate Fund

A company is considered to be in the real estate industry if it (i) derives at least 50% of its revenues or profits from the ownership, construction, management, financing or sale of residential, commercial or industrial real estate or (ii) has at least 50% of the fair market value of its assets invested in residential, commercial or industrial real estate.
The equity securities in which the Fund may invest include common stocks, preferred stock, convertible securities, depositary receipts, rights and warrants and limited partnership interests.
Principal Investment Risks
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.
The following is a summary of the principal risks to which the Fund's portfolio as a whole is subject. As changes occur in a Fund's portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.
•	Market Risk – The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
•	Issuer Risk – The value of a security may decline for a number of reasons directly related to the issuer of the security.
•	Selection Risk – Because this Fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results.
•	Real Estate Investments Risk – The performance of investments in real estate depends on the overall strength of the real estate market, the management of real estate investments trusts (REITs), REOCs, and foreign real estate companies, and property management, all of which can be affected by a variety of factors, including national and regional economic conditions.
•	Foreign Risk – Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
•	Emerging Markets Risk – Emerging markets may have less developed or more volatile trading markets, less developed legal and accounting systems, and greater likelihood of government restrictions, nationalization, or confiscation than developed countries.
•	Currency Risk – Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the Fund. In the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged.
•	Convertible Securities Risk – The value of convertible securities may be affected by interest rates, default by the issuer on principal or interest payments, and the value of the underlying stock into which the securities may be converted.
•	Depositary Receipt Risk – Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities.
•	Warrants Risk – If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the Fund loses any amount it paid for the warrant.
•	Liquidity Risk – An investment that is difficult to purchase or sell may have an adverse effect on the Fund's returns.
Performance Information
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year, five years, and since its inception compare with those of a broad measure of market performance.
Both the bar chart and the table assume reinvestment of dividends and distributions.
The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® Morgan Stanley Global Real Estate Fund

Performance Bar Chart and Table
Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q2, 2009)	38.85%
Lowest (Q4, 2008)	-30.62%
Average Annual Total Returns
	One Year Ended December 31, 2015	Five Years Ended December 31, 2015	Since Inception (5/1/2006)
AZL® Morgan Stanley Global Real Estate Fund	-1.34%	6.22%	3.38%
FTSE EPRA/NAREIT Developed Real Estate Index*	0.05%	7.96%	4.25%
*	Reflects no deduction for fees, expenses, or taxes.

Management

Allianz Investment Management LLC serves as the investment adviser to the Fund.
Morgan Stanley Investment Management, Inc. serves as the subadviser to the Fund.
The portfolio managers of the Fund, since May 2006, are: Theodore R. Bigman, since 2006, Michiel te Paske, since 2006, Sven van Kemenade, since 2006, Angeline Ho, since 2006, and Bill Grant, since May 2014, each a Managing Director, and Desmond Foong, since May 2015, Executive Director.
For important information about tax information and financial intermediary compensation, please turn to the sections "Tax Information" and "Financial Intermediary Compensation" at page 115 in this prospectus.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® NFJ International Value Fund

AZL® NFJ INTERNATIONAL VALUE FUND

Investment Objective

The Fund seeks long-term growth of capital and income.

Fees and Expenses

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. If Contract fees and expenses were included, the fees and expenses in the following table would be higher. Please refer to the Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.90%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.09%
Total Annual Fund Operating Expenses	1.24%
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$126	$393	$681	$1,500
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 50% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies of the Fund
The Fund seeks to achieve its investment objective by investing normally at least 65% of its net assets, plus any borrowings for investment purposes, in equity securities of non-U.S. companies with market capitalizations greater than $1 billion. The Fund normally invests a significant portion of its assets in equity securities that the Fund's subadviser expects will generate income by paying dividends. The Fund may invest up to 50% of its assets in emerging market securities. The Fund typically achieves its exposure to equity securities through investing in American Depositary Receipts (ADRs) and/or foreign ordinaries.
The Fund's subadviser uses a value investing style focusing on equity securities of companies whose stocks the Fund's portfolio managers believe have low valuations. The portfolio managers use quantitative factors to screen the Fund's initial selection universe. To further narrow the universe, the portfolio managers analyze factors such as price momentum (changes in stock price relative to changes in overall market prices), earnings estimate revisions (changes in analysts' earnings-per-share estimates), and transactions in an issuer's securities by its insiders. The portfolio managers also classify the Fund's selection universe by industry and then identify what they believe to be undervalued stocks in each industry to determine potential holdings for the Fund representing a broad range of industry groups. After still further narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select approximately 40 to 60 stocks for the Fund. The portfolio managers consider selling a stock when any of the factors leading to its purchase materially changes or when a more attractive candidate is identified, including when an alternative stock with strong fundamentals demonstrates a lower price-to-earnings ratio, a higher dividend yield, or other favorable qualitative metrics.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® NFJ International Value Fund

Principal Risks of Investing in the Fund
The price per share of the Fund will fluctuate with changes in the value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.
The following is a summary of the principal risks to which the Fund's portfolio as a whole is subject. As changes occur in a Fund's portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.
•	Market Risk – The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
•	Issuer Risk – The value of a security may decline for a number of reasons directly related to the issuer of the security.
•	Selection Risk – Because this Fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results.
•	Value Stocks Risk – Value investing emphasizes stocks of undervalued companies whose characteristics may lead to improved valuations. Value stocks may lose favor with investors, or their valuations may not improve as anticipated.
•	Foreign Risk – Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
•	Emerging Markets Risk – Emerging markets may have less developed or more volatile trading markets, less developed legal and accounting systems, and greater likelihood of government restrictions, nationalization, or confiscation than developed countries.
•	Capitalization Risk – Investing in small- to mid-sized companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.
•	Focused Investment Risk – Investing in a relatively small number of issuers, industries, or regions involves added risk. Changes in the value of a single security or a single economic, political, or regulatory event may have a large impact on the value of the Fund's portfolio.
•	Credit Risk – The failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the Fund's earnings.
•	Currency Risk – Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the Fund. In the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged.
•	Liquidity Risk – An investment that is difficult to purchase or sell may have an adverse effect on the Fund's returns.
•	Depositary Receipt Risk – Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities.
•	Portfolio Turnover – The Fund may trade its portfolio securities frequently, which could result in higher transaction costs and could adversely affect the Fund's performance.
Performance Information
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year, five years and since its inception compare with those of a broad-based measure of market performance, the MSCI EAFE Index. The Fund's performance also is compared to the MSCI ACWI Ex-U.S. Index, which shows how the Fund's performance compares with the returns of a broad index of large- and mid-cap securities across 22 developed markets and 21 emerging markets countries.
Both the bar chart and the table assume reinvestment of dividends and distributions.
The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® NFJ International Value Fund

Performance Bar Chart and Table
Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q3, 2010)	14.41%
Lowest (Q3, 2011)	-19.45%
Average Annual Total Returns
	One Year Ended December 31, 2015	Five Year Ended December 31, 2015	Since Inception (5/1/2009)
AZL® NFJ International Value Fund	-12.57%	-0.14%	6.19%
MSCI EAFE Index*	-0.39%	4.07%	9.19%
MSCI ACWI Ex-U.S. Index*	-5.25%	1.51%	8.08%
*	Reflects no deduction for fees, expenses, or taxes.

Management

Allianz Investment Management LLC serves as the investment adviser to the Fund.
NFJ Investment Group LLC serves as the subadviser to the Fund.
The portfolio managers for the Fund, since May 2009, are:  Ben Fischer, CFA, Managing Director, Portfolio Manager/Analyst; Paul Magnuson, Managing Director, Portfolio Manager/Analyst; Thomas Oliver, CPA, CFA, Managing Director, Portfolio Manager/Analyst; R. Burns McKinney, CFA, Managing Director, Portfolio Manager/Analyst; L. Baxter Hines,CFA, Managing Director, Portfolio Manager/Analyst, and since 2012, John Mowrey, CFA, Director, Portfolio Manager/Analyst.
For important information about tax information and financial intermediary compensation, please turn to the sections "Tax Information" and "Financial Intermediary Compensation" at page 115 in this prospectus.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® Oppenheimer Discovery Fund

AZL® OPPENHEIMER DISCOVERY FUND

Investment Objective

The Fund seeks capital appreciation.

Fees and Expenses

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. If Contract fees and expenses were included, the fees and expenses in the following table would be higher. Please refer to the Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.85%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.06%
Total Annual Fund Operating Expenses	1.16%
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$118	$368	$638	$1,409
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 71% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies of the Fund
The Fund mainly invests in common stocks of U.S. companies that the subadviser believes have favorable growth prospects. The Fund emphasizes stocks of small-capitalization (or "small-cap") companies, which are defined as companies with market capitalizations at the time of purchase in the range of the market capitalizations of companies included in the Russell 2000® Growth Index. A company's "market capitalization" is the value of its outstanding common stock relative to that of other companies. Companies are generally classified as small cap, mid cap or large cap. The Fund's target capitalization range may change over time. These stocks may be traded on stock exchanges or over−the−counter.
The subadviser looks for companies with high growth potential. This approach includes fundamental analysis of a company's financial statements and management structure and consideration of the company's operations and product development, as well as its position in its industry. The subadviser also evaluates research on particular industries, market trends and general economic conditions.
The subadviser currently seeks companies with proven management records that are able to handle rapid growth, companies with innovative products or services, and companies that have above average growth profiles and have what the subadviser believes are sustainable growth rates. These criteria can vary.
Principal Risks of Investing in the Fund
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® Oppenheimer Discovery Fund

The following is a summary of the principal risks to which the Fund's portfolio as a whole is subject. As changes occur in a Fund's portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.
•	Market Risk – The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
•	Issuer Risk – The value of a security may decline for a number of reasons directly related to the issuer of the security.
•	Selection Risk – Because this Fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results.
•	Capitalization Risk – Investing in small- to mid-sized companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.
•	Industry Sector Risk – Investing in a single industry or sector, or concentrating investments in a limited number of industries or sectors, tends to increase the risk that economic, political, or regulatory developments affecting certain industries or sectors will have a large impact on the value of the Fund's portfolio.
•	Growth Stocks Risk – Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks may be susceptible to rapid price swings or to adverse developments in certain sectors of the market.
•	Cyclical Opportunities – At times, the Fund might seek to take advantage of short-term market movements or changes in the business cycle by investing in companies or industries that are sensitive to those changes.
•	Portfolio Turnover – The Fund may trade its portfolio securities frequently, which could result in higher transaction costs and could adversely affect the Fund's performance.
Performance Information
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year, five years, and ten years compare with those of a broad-based measure of market performance.
Both the bar chart and the table assume reinvestment of dividends and distributions.
The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® Oppenheimer Discovery Fund

Performance Bar Chart and Table
Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q2, 2009)	20.27%
Lowest (Q4, 2008)	-26.57%
Average Annual Total Returns
	One Year Ended December 31, 2015	Five Years Ended December 31, 2015	Ten Years Ended December 31, 2015
AZL® Oppenheimer Discovery Fund	2.19%	9.90%	6.14%
Russell 2000® Growth Index*	-1.38%	10.67%	7.95%
*	Reflects no deduction for fees, expenses, or taxes.

Management

Allianz Investment Management LLC serves as the investment adviser to the Fund.
OppenheimerFunds, Inc. serves as the subadviser to the Fund.
The Fund's lead portfolio manager, since February 2012, is Ronald J. Zibelli, Jr., CFA, Vice President, and the Fund's co-portfolio manager, since February 2014, is Ash Shah, Vice President.
For important information about tax information and financial intermediary compensation, please turn to the sections "Tax Information" and "Financial Intermediary Compensation" at page 115 in this prospectus.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® Pyramis® Total Bond Fund

AZL® PYRAMIS® TOTAL BOND FUND

Investment Objective

The Fund seeks a high level of current income.

Fees and Expenses

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. If Contract fees and expenses were included, the fees and expenses in the following table would be higher. Please refer to the Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.50%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.07%
Total Annual Fund Operating Expenses	0.82%
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$84	$262	$455	$1,014
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 123% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies of the Fund
Under normal market conditions, the Fund invests at least 80% of its net assets in investment-grade debt securities (those of medium and high quality) of all types and repurchase agreements for those securities. The subadviser uses the Barclays U.S. Aggregate Bond Index as a guide in structuring the Fund and selecting its investments and manages the Fund to have similar overall interest rate risk to the index.
The subadviser considers other factors when selecting the Fund's investments, including the credit quality of the issuer, security-specific features, current valuation relative to alternatives in the market, short-term trading opportunities resulting from market inefficiencies, and potential future valuation. In managing the Fund's exposure to various risks, including interest rate risk, the subadviser considers, among other things, the market's overall risk characteristics, the market's current pricing of those risks, information on the Fund's competitive universe and internal views of potential future market conditions.
The Fund's assets may be allocated among different market sectors (for example, corporate, asset-backed, or government securities) and different maturities based on the subadviser's view of the relative value of each sector or maturity.
The Fund's assets may be invested in securities of foreign issuers in addition to securities of domestic issuers, including issuers located in emerging markets.
The Fund may engage in transactions that have a leveraging effect on the Fund, including investments in derivatives, regardless of whether the Fund may own the asset, instrument or components of the index underlying the derivative, and forward-settling securities. The Fund may invest a significant portion of its assets in these types of investments. The Fund's derivative investments may include interest rate swaps, total return swaps, credit default swaps, and futures contracts (both long and short positions) on securities and indexes. Depending on the subadviser's outlook and market
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® Pyramis® Total Bond Fund

conditions, the Fund may engage in these transactions to increase or decrease its exposure to changing security prices, interest rates, credit qualities, or other factors that affect security values, or to gain or reduce exposure to an asset, instrument, or index.
The Fund also may invest up to 20% of its assets in lower-quality debt securities.
To earn additional income for the Fund, the subadviser may use a trading strategy that involves selling (or buying) mortgage securities and simultaneously agreeing to purchase (or sell) mortgage securities on a later date at a set price. This trading strategy may increase interest rate exposure and result in an increased portfolio turnover rate which increases transaction costs and may increase taxable gains.
Principal Risks of Investing in the Fund
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.
The following is a summary of the principal risks to which the Fund's portfolio as a whole is subject. As changes occur in a Fund's portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.
•	Market Risk – The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
•	Issuer Risk – The value of a security may decline for a number of reasons directly related to the issuer of the security.
•	Selection Risk – Because this Fund is actively managed, there can be no guarantee that investment decisions made for the Fund will produce the desired results.
•	Interest Rate Risk – Debt securities held by the Fund may decline in value due to rising interest rates. Interest rates are at, or near, historic lows, which may increase the Fund's exposure to risks related to rising rates.
•	Credit Risk – The failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the Fund's earnings.
•	Emerging Markets Risk – Emerging markets may have less developed or more volatile trading markets, less developed legal and accounting systems, and greater likelihood of government restrictions, nationalization, or confiscation than developed countries.
•	Private Placed Securities Risk – The Fund may invest in privately placed securities, which are subject to resale restrictions.
•	Call Risk – If interest rates fall, issuers of callable debt securities are more likely to prepay prior to the maturity date. The Fund may not be able to reinvest the proceeds from the prepayment in investments that will generate the same level of income.
•	Extension Risk – If interest rates rise, debt securities may be paid in full more slowly than anticipated.
•	Foreign Risk – Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
•	Derivatives Risk – Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments.
•	Leveraging Risk – The Fund may engage in certain kinds of transactions, including the use of derivatives, that may give rise to a form of leverage. The use of leverage may require the Fund to liquidate a portfolio position at a disadvantageous time or may exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities.
•	Portfolio Turnover – The Fund may trade its portfolio securities frequently, which could result in higher transaction costs and could adversely affect the Fund's performance.
•	Asset-Backed Securities Risk – Asset-backed securities represent interests in "pools" of assets, including consumer loans or receivables held in trust. Asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default of the underlying asset, particularly during periods of economic downturn.
•	Security Quality Risk – The Fund may invest in high yield, high risk debt securities, which may be subject to higher levels of credit and liquidity risk than higher quality debt securities. Security quality risk is sometimes known as "high-yield risk" or "junk bond risk."
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® Pyramis® Total Bond Fund

•	Income Risk – Falling interest rates may cause the Fund's income to decline.
•	Liquidity Risk – An investment that is difficult to purchase or sell may have an adverse effect on the Fund's returns.
•	Mortgage-Related and Other Asset-Backed Risk – Investing in mortgage-related or other asset-backed securities involves a variety of risks associated with the credit markets, such as rising or falling interest rates, increases in the rate of defaults or prepayments, and the quality of the pool of mortgages (subprime risk) or other assets that back the security.
•	U.S. Government Obligations Risk – Certain securities in which the Fund may invest, including securities issued by certain government agencies and government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.
•	Real Estate Investments Risk – The performance of investments in real estate depends on the overall strength of the real estate market, the management of real estate investments trusts (REITs), and property management, all of which can be affected by a variety of factors, including national and regional economic conditions.
•	Sovereign Debt Risk – Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity's debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.
•	Currency Risk – Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the Fund. In the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged.
Performance Information
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year and since its inception compare with those of a broad-based measure of market performance.
Both the bar chart and the table assume reinvestment of dividends and distributions.
The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future. Prior to April 27, 2015, the Fund was named the AZL Pyramis® Core Bond Fund.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® Pyramis® Total Bond Fund

Performance Bar Chart and Table
Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q1, 2014)	2.25%
Lowest (Q2, 2013)	-2.79%
Average Annual Total Returns
	One Year Ended December 31, 2015	Since Inception (9/5/12)
AZL® Pyramis® Total Bond Fund	-0.89%	0.82%
Barclays U.S. Aggregate Bond Index*	0.55%	1.43%
*	Reflects no deduction for fees, expenses, or taxes.

Management

Allianz Investment Management LLC serves as the investment adviser to the Fund.
FIAM LLC serves as the subadviser to the Fund.
The Fund's portfolio managers since September 2012, are: Ford O'Neil, Portfolio Manager and Michael Plage, Portfolio Manager.
For important information about tax information and financial intermediary compensation, please turn to the sections "Tax Information" and "Financial Intermediary Compensation" at page 115 in this prospectus.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® Russell 1000 Growth Index Fund

AZL® RUSSELL 1000 GROWTH INDEX FUND

Investment Objective

The Fund seeks to match the total return of the Russell 1000® Growth Index.

Fees and Expenses

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. If Contract fees and expenses were included, the fees and expenses in the following table would be higher. Please refer to the Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.44%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.78%
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 years	10 Years
$80	$249	$433	$966
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 14% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies of the Fund
The Fund normally invests in all stocks in the Russell 1000® Growth Index (the "Index") in proportion to their weighting in the Index. The subadviser attempts to have a correlation between the Fund's performance and that of the Index of at least 0.95 before expenses. A correlation of 1.00 would mean that the Fund and the Index were perfectly correlated.
The Index is an unmanaged index composed of companies on the Russell 1000® Index which exhibit higher price-to-book ratios and higher forecasted growth values. The Russell 1000® Index is itself composed of approximately 1,000 of the largest securities on the Russell 3000® Index, based on a combination of their market cap and current index membership. The Index is constructed to provide a comprehensive and unbiased barometer for the large-cap growth segment. The Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect growth characteristics.
In seeking to match the performance of the Index, the subadviser uses a passive management approach and purchases all or a representative sample of the stocks comprising the Index. The subadviser also may use stock index futures as a substitute for the sale or purchase of securities. Because the Fund has expenses, performance will tend to be slightly lower than that of the target benchmark.
Principal Risks of Investing in the Fund
The price per share of the Fund will fluctuate with changes in the value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® Russell 1000 Growth Index Fund

The following is a summary of the principal risks to which the Fund's portfolio as a whole is subject. As changes occur in a Fund's portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.
•	Market Risk – The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
•	Growth Stocks Risk – Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks may be susceptible to rapid price swings or to adverse developments in certain sectors of the market.
•	Index Fund Risk – The Fund does not attempt to manage market volatility or reduce the effects of poor stock performance. In addition, factors such as Fund expenses, changes in the composition of the index, or the timing of purchases or redemptions of Fund shares may affect the correlation between the performance of the index and the Fund's performance.
•	Issuer Risk – The value of a security may decline for a number of reasons directly related to the issuer of the security.
•	Derivatives Risk – Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments.
Performance Information
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year, five years, and since its inception compare with those of a broad-based measure of market performance.
Both the bar chart and the table assume reinvestment of dividends and distributions.
The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
Performance Bar Chart and Table
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® Russell 1000 Growth Index Fund

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q1, 2012)	14.41%
Lowest (Q3, 2011)	-13.18%
Average Annual Total Returns
	One Year Ended December 31, 2015	Five Years Ended December 31, 2015	Since Inception (4/30/2010)
AZL® Russell 1000 Growth Index Fund	4.86%	12.69%	12.89%
Russell 1000® Growth Index*	5.67%	13.53%	13.80%
*	Reflects no deduction for fees, expenses, or taxes.

Management

Allianz Investment Management LLC serves as the investment adviser to the Fund.
BlackRock Investment Management, LLC serves as the subadviser to the Fund.
The portfolio managers for the Fund are: Greg Savage, Managing Director, since May 2011, Alan Mason, Managing Director, since February 2014, Creighton Jue, Managing Director, since April 2015, and Rachel Aguirre, Director, since April 2015.
For important information about tax information and financial intermediary compensation, please turn to the sections "Tax Information" and "Financial Intermediary Compensation" at page 115 in this prospectus.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® Russell 1000 Value Index Fund

AZL® RUSSELL 1000 VALUE INDEX FUND

Investment Objective

The Fund seeks to match the total return of the Russell 1000® Value Index.

Fees and Expenses

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. If Contract fees and expenses were included, the fees and expenses in the following table would be higher. Please refer to the Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.44%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.77%
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$79	$246	$428	$954
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 16% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies of the Fund
The Fund normally invests in all stocks in the Russell 1000® Value Index (the "Index") in proportion to their weighting in the Index. The subadviser attempts to have a correlation between the Fund's performance and that of the Index of at least 0.95 before expenses. A correlation of 1.00 would mean that the Fund and the Index were perfectly correlated.
The Index is an unmanaged index composed of companies on the Russell 1000® Index which exhibit lower price-to-book ratios and lower expected growth values. The Russell 1000® Index is itself composed of approximately 1,000 of the largest securities on the Russell 3000® Index, based on a combination of their market cap and current index membership. The Index is constructed to provide a comprehensive and unbiased barometer for the large-cap value segment. The Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics.
In seeking to match the performance of the Index, the subadviser uses a passive management approach and purchases all or a representative sample of the stocks comprising the Index. The subadviser also may use stock index futures as a substitute for the sale or purchase of securities. Because the Fund has expenses, performance will tend to be slightly lower than that of the target benchmark.
Principal Risks of Investing in the Fund
The price per share of the Fund will fluctuate with changes in the value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® Russell 1000 Value Index Fund

The following is a summary of the principal risks to which the Fund's portfolio as a whole is subject. As changes occur in a Fund's portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.
•	Market Risk – The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
•	Value Stocks Risk – Value investing emphasizes stocks of undervalued companies whose characteristics may lead to improved valuations. Value stocks may lose favor with investors, or their valuations may not improve as anticipated.
•	Index Fund Risk – The Fund does not attempt to manage market volatility or reduce the effects of poor stock performance. In addition, factors such as Fund expenses, changes in the composition of the index, or the timing of purchases or redemptions of Fund shares may affect the correlation between the performance of the index and the Fund's performance.
•	Issuer Risk – The value of a security may decline for a number of reasons directly related to the issuer of the security.
•	Derivatives Risk – Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments.
Performance Information
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year, five years, and since its inception compare with those of a broad-based measure of market performance.
Both the bar chart and the table assume reinvestment of dividends and distributions.
The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
Performance Bar Chart and Table
Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q4, 2011)	12.85%
Lowest (Q3, 2011)	-16.24%
Average Annual Total Returns
	One Year Ended December 31, 2015	Five Years Ended December 31, 2015	Since Inception (4/30/2010)
AZL® Russell 1000 Value Index Fund	-4.42%	10.49%	10.11%
Russell 1000® Value Index*	-3.83%	11.27%	10.91%
*	Reflects no deduction for fees, expenses, or taxes.

Management

Allianz Investment Management LLC serves as the investment adviser to the Fund.
BlackRock Investment Management, LLC serves as the subadviser to the Fund.
The portfolio managers for the Fund are: Greg Savage, Managing Director, since May 2011, Alan Mason, Managing Director, since February 2014, Creighton Jue, Managing Director, since April 2015, and Rachel Aguirre, Director, since April 2015.
For important information about tax information and financial intermediary compensation, please turn to the sections "Tax Information" and "Financial Intermediary Compensation" at page 115 in this prospectus.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® S&P 500 Index Fund, Class 1 and Class 2

AZL® S&P 500 INDEX FUND, CLASS 1 AND CLASS 2

Investment Objective

The Fund seeks to match the total return of the Standard & Poor's 500 Composite Stock Price Index (S&P 500®).

Fees and Expenses

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. If Contract fees and expenses were included, the fees and expenses in the following table would be higher. Please refer to the Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 2
Management Fee	0.17%	0.17%
Distribution (12b-1) Fees	0.00%	0.25%
Other Expenses	0.07%	0.07%
Total Annual Fund Operating Expenses	0.24%	0.49%
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class 1	$25	$77	$135	$306
Class 2	$50	$157	$274	$616
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 8% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies of the Fund
The subadviser normally invests in all 500 stocks in the S&P 500® in proportion to their weighting in the index.
The subadviser attempts to have a correlation between the Fund's performance and that of the S&P 500® Index of at least 0.95 before expenses. A correlation of 1.00 would mean that the Fund and the index were perfectly correlated.
The S&P 500® is an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. S&P® adjusts each company's stock weighting in the index by the number of available float shares (those shares available to public investors) divided by the company's total shares outstanding, which means larger companies with more available float shares have greater representation in the index than smaller ones.
In seeking to match the performance of the index, the subadviser uses a passive management approach and generally purchases all of the stocks comprising the benchmark index. However, in certain circumstances the subadviser may find it advantageous to purchase a representative sample of the stocks comprising the index. The subadviser also may use stock index futures as a substitute for the sale or purchase of securities.
Principal Risks of Investing in the Fund
The price per share of the Fund will fluctuate with changes in the value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® S&P 500 Index Fund, Class 1 and Class 2

guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.
The following is a summary of the principal risks to which the Fund's portfolio as a whole is subject. As changes occur in a Fund's portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.
•	Market Risk – The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
•	Selection Risk – Because this Fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results.
•	Index Fund Risk – The Fund does not attempt to manage market volatility or reduce the effects of poor stock performance. In addition, factors such as Fund expenses, changes in the composition of the index, or the timing of purchases or redemptions of Fund shares may affect the correlation between the performance of the index and the Fund's performance.
•	Issuer Risk – The value of a security may decline for a number of reasons directly related to the issuer of the security.
•	Industry Sector Risk – Investing in a single industry or sector, or concentrating investments in a limited number of industries or sectors, tends to increase the risk that economic, political, or regulatory developments affecting certain industries or sectors will have a large impact on the value of the Fund's portfolio.
•	Leveraging Risk – The Fund may engage in certain kinds of transactions, including the use of derivatives, that may give rise to a form of leverage. The use of leverage may require the Fund to liquidate a portfolio position at a disadvantageous time or may exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities.
•	Liquidity Risk – An investment that is difficult to purchase or sell may have an adverse effect on the Fund's returns.
•	Derivatives Risk – Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments.
Performance Information
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year, five years, and since its inception compare with those of a broad-based measure of market performance.
Both the bar chart and the table assume reinvestment of dividends and distributions.
The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® S&P 500 Index Fund, Class 1 and Class 2

Performance Bar Chart and Table (Class 2)
Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q2, 2009)	15.75%
Lowest (Q4, 2008)	-22.35%

Average Annual Total Returns
	One Year Ended December 31, 2015	Five Year Ended December 31, 2015	Since Inception (Class 1 – 5/14/2007 and Class 2 – 5/1/2007)
AZL® S&P 500 Index Fund (Class 1)	1.16%	12.28%	5.49%
AZL® S&P 500 Index Fund (Class 2)	0.95%	12.00%	5.38%
S&P 500® Index*	1.38%	12.57%	6.02%
*	Reflects no deduction for fees, expenses, or taxes. The since inception performance data for the S&P 500 Index is calculated from 5/1/2007.

Management

Allianz Investment Management LLC serves as the investment adviser to the Fund.
BlackRock Investment Management, LLC serves as the subadviser to the Fund.
The portfolio managers for the Fund are: Greg Savage, Managing Director, since May 2011, Alan Mason, Managing Director, since February 2014, Creighton Jue, Managing Director, since April 2015, and Rachel Aguirre, Director, since April 2015.
For important information about tax information and financial intermediary compensation, please turn to the sections "Tax Information" and "Financial Intermediary Compensation" at page 115 in this prospectus.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® Schroder Emerging Markets Equity Fund, Class 1 and Class 2

AZL® SCHRODER EMERGING MARKETS EQUITY FUND, CLASS 1 AND CLASS 2

Investment Objective

The Fund seeks capital appreciation.

Fees and Expenses

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. If Contract fees and expenses were included, the fees and expenses in the following table would be higher. Please refer to the Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 2
Management Fee	1.23%	1.23%
Distribution (12b-1) Fees	0.00%	0.25%
Other Expenses	0.26%	0.26%
Total Annual Fund Operating Expenses	1.49%	1.74%
Expense Reimbursement(1)	-0.09%	-0.09%
Total Annual Fund Operating Expenses After Expense Reimbursement(1)	1.40%	1.65%

(1)	The Manager and the Fund have entered into a written contract limiting operating expenses, excluding certain expenses (such as interest expense and Acquired Fund Fees and Expenses), to 1.40% and 1.65%, respectively, through April 30, 2017. After April 30, 2017, the Manager may terminate the contract for any reason on 30 days written notice to the Fund. Amounts contractually waived or reimbursed in a particular fiscal year may be recouped by the Manager.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that you reinvest all dividends and distributions. It reflects the expense reimbursement agreement for the first year. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class 1	$143	$462	$805	$1,772
Class 2	$168	$539	$935	$2,044
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 45% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies of the Fund
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies the Fund's subadviser believes to be "emerging market" issuers. The Fund may use derivatives for purposes of complying with this policy. The Fund may invest the remainder of its assets in securities of issuers located anywhere in the world.
The Fund may invest in common and preferred stocks, units of common and preferred stocks, securities convertible into common and preferred stocks, warrants to purchase common and preferred stocks, and index-linked warrants. The Fund may also invest in sponsored or unsponsored American Depositary Receipts, Global Depository Receipts, European Depository Receipts or other similar securities representing ownership of foreign securities. The Fund may also invest in securities of closed-end investment companies and exchange-traded funds ("ETFs"), including securities of emerging market issuers. An investment in a domestic closed-end fund or ETF that has a policy that it will normally invest at least 80% of its net assets in equity securities of emerging market issuers, and has "emerging market" or the equivalent in its
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® Schroder Emerging Markets Equity Fund, Class 1 and Class 2

name, or foreign funds with similar investment policies, will be treated as an investment in equity securities of emerging market issuers for purposes of determining if the Fund has invested at least 80% of its net assets in such securities.
The Fund invests in equity securities of issuers domiciled or doing business in "emerging market" countries in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa. The Fund's subadviser currently considers "emerging market" issuers to be issuers domiciled in or deriving a substantial portion of their revenues from countries not included at the time of investment in the MSCI World Index. Countries currently in this Index include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong SAR, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. At times, the Fund's subadviser may determine based on its own analysis that an economy included in the Index should nonetheless be considered an emerging market country, in which case that country would constitute an emerging market country for purposes of the Fund's investments. The Fund's subadviser has determined that Chinese companies listed in Hong Kong will be considered emerging market issuers for this purpose. There is no limit on the amount of the Fund's assets that may be invested in securities of issuers domiciled in any one emerging market country, although the Fund will typically seek to allocate its investments among a number of different emerging market countries.
The Fund invests in issuers and countries that its subadviser believes offer the potential for capital growth. In identifying investments for the Fund, the Fund's subadviser considers a variety of factors, including the issuer's likelihood of above average earnings growth, the securities' attractive relative valuation, and whether the issuer enjoys proprietary advantages. The Fund may invest in securities of companies of any size, including companies with large, medium, and small market capitalizations, including micro-cap companies. The Fund may also purchase securities issued in initial public offerings. In addition, the Fund's subadviser considers the risk of local political and/or economic instability associated with particular countries and regions and the liquidity of local markets. The Fund generally sells securities when the Fund's subadviser believes they are fully priced or to take advantage of other investments the Fund's subadviser considers more attractive.
The Fund may purchase or sell structured notes, or enter into swap transactions, for hedging or as an alternative to purchasing or selling securities. The Fund's subadviser may hedge some of the Fund's foreign currency exposure back into the U.S. dollar, although it does not normally expect to do so. The Fund may also purchase or sell futures on indices, including country specific or overall emerging market indices. The Fund may use derivatives to gain long or short exposure to securities or market sectors as a substitute for cash investments (not for leverage) or pending the sale of securities by the Fund and reinvestment of the proceeds.
Principal Risks of Investing in the Fund
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.
The following is a summary of the principal risks to which the Fund's portfolio as a whole is subject. As changes occur in a Fund's portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.
•	Market Risk – The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
•	Issuer Risk – The value of a security may decline for a number of reasons directly related to the issuer of the security.
•	Selection Risk – Because this Fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results.
•	Capitalization Risk – Investing in small- to mid-sized companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.
•	Foreign Risk – Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
•	Emerging Markets Risk – Emerging markets may have less developed or more volatile trading markets, less developed legal and accounting systems, and greater likelihood of government restrictions, nationalization, or confiscation than developed countries.
•	Country/Regional Risk – Political events, financial troubles, or natural disasters may have an adverse effect on the securities markets of a country or region.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® Schroder Emerging Markets Equity Fund, Class 1 and Class 2

•	Currency Risk – Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the Fund. In the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged.
•	Derivatives Risk – Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments.
•	Convertible Securities Risk – The value of convertible securities may be affected by interest rates, default by the issuer on principal or interest payments, and the value of the underlying stock into which the securities may be converted.
•	ETF and Investment Company Risk – Investing in an exchange-traded fund (ETF) or another mutual fund exposes the Fund to all the risks of that ETF or mutual fund and also to a pro rata portion of its expenses.
•	Liquidity Risk – An investment that is difficult to purchase or sell may have an adverse effect on the Fund's returns.
•	Initial Public Offerings Risk – Securities purchased in initial public offerings (IPOs) may be issued by companies with limited operating histories or companies that are undercapitalized. The trading market for these securities may be limited.
•	Depositary Receipt Risk – Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities.
•	Portfolio Turnover – The Fund may trade its portfolio securities frequently, which could result in higher transaction costs and could adversely affect the Fund's performance.
Performance Information
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year, five years, and since its inception compare with those of a broad-based measure of market performance.
Both the bar chart and the table assume reinvestment of dividends and distributions.
The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
Performance Bar Chart and Table (Class 2)
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® Schroder Emerging Markets Equity Fund, Class 1 and Class 2

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q2, 2009)	31.94%
Lowest (Q3, 2008)	-27.35%
Average Annual Total Returns
	One Year Ended December 31, 2015	Five Years Ended December 31, 2015	Since Inception (Class 1 – 5/6/2007 and Class 2 – 5/1/2006)
AZL® Schroder Emerging Markets Equity Fund (Class 1)	-12.69%	-3.90%	-1.03%
AZL® Schroder Emerging Markets Equity Fund (Class 2)	-12.88%	-4.14%	0.36%
MSCI Emerging Markets Index*	-14.60%	-4.47%	2.09%
*	Reflects no deduction for fees, expenses, or taxes. The since inception performance data for the MSCI Emerging Markets Index is calculated from 5/1/2006.

Management

Allianz Investment Management LLC serves as the investment adviser to the Fund.
Schroder Investment Management North America Inc. serves as the subadviser to the Fund.
The portfolio managers for the Fund, since December 2007, are:  Allan Conway, Head of Emerging Market Equities; Robert Davy, Fund Manager, Equities; James Gotto, Fund Manager, Equities; Waj Hashmi, Fund Manager, Equities, and since November 2014, Tom Wilson, Fund Manager, Equities.
For important information about tax information and financial intermediary compensation, please turn to the sections "Tax Information" and "Financial Intermediary Compensation" at page 115 in this prospectus.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® Small Cap Stock index Fund

AZL® SMALL CAP STOCK INDEX FUND

Investment Objective

The Fund seeks to match the performance of the Standard & Poor's (S&P) SmallCap 600 Index®.

Fees and Expenses

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. If Contract fees and expenses were included, the fees and expenses in the following table would be higher. Please refer to the Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.26%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.59%
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$60	$189	$329	$738
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 16% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies of the Fund
The subadviser normally invests in all of the stocks in the S&P SmallCap 600® Index in proportion to their weighting in the index.
Under normal market conditions, the Fund invests at least 80% of its assets, plus any borrowings for investment purposes, in investments of small-capitalization companies, which for this purpose are companies with market capitalizations (the total market value of a company's outstanding stock) at the time of purchase included in the S&P SmallCap 600 Index.
The subadviser attempts to have a correlation between the Fund's performance and that of the index of at least 0.95 before expenses. A correlation of 1.00 would mean that the Fund and the index were perfectly correlated.
The S&P SmallCap 600® Index is an unmanaged index composed of 600 domestic stocks with market capitalizations ranging between approximately $300 million and $2.0 billion, depending on index composition. S&P® adjusts each company's stock weighting in the index by the number of available float shares (those shares available to public investors) divided by the total shares outstanding of the company, which means larger companies with more available float shares have greater representation in the index than smaller ones.
In seeking to match the performance of the index, the subadviser uses a passive management approach and generally purchases all of the stocks comprising the benchmark index. However, in certain circumstances the subadviser may find it advantageous to purchase a representative sample of the stocks comprising the index. The subadviser also may use stock index futures as a substitute for the sale or purchase of securities.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® Small Cap Stock index Fund

Principal Risks of Investing in the Fund
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.
The following is a summary of the principal risks to which the Fund's portfolio as a whole is subject. As changes occur in a Fund's portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.
•	Market Risk – The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
•	Selection Risk – Because this Fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results.
•	Index Fund Risk – The Fund does not attempt to manage market volatility or reduce the effects of poor stock performance. In addition, factors such as Fund expenses, selection of a representative portfolio, changes in the composition of the index, or the timing of purchases or redemptions of Fund shares may affect the correlation between the performance of the index and the Fund's performance.
•	Capitalization Risk – Investing in small- to mid-sized companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.
•	Issuer Risk – The value of a security may decline for a number of reasons directly related to the issuer of the security.
•	Initial Public Offerings Risk – Securities purchased in initial public offerings (IPOs) may be issued by companies with limited operating histories or companies that are undercapitalized. The trading market for these securities may be limited.
•	Leveraging Risk – The Fund may engage in certain kinds of transactions, including the use of derivatives, that may give rise to a form of leverage. The use of leverage may require the Fund to liquidate a portfolio position at a disadvantageous time or may exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities.
•	Derivatives Risk – Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments.
Performance Information
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year, five years, and since its inception compare with those of a broad-based measure of market performance.
Both the bar chart and the table assume reinvestment of dividends and distributions.
The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® Small Cap Stock index Fund

Performance Bar Chart and Table
Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q2, 2009)	20.83%
Lowest (Q4, 2008)	-25.21%
Average Annual Total Returns
	One Year Ended December 31, 2015	Five Years Ended December 31, 2015	Since Inception (5/1/2007)
AZL® Small Cap Stock Index Fund	-2.49%	10.88%	6.36%
S&P SmallCap 600 Index*	-1.97%	11.48%	6.81%
*	Reflects no deduction for fees, expenses, or taxes.

Management

Allianz Investment Management LLC serves as the investment adviser to the Fund.
BlackRock Investment Management, LLC serves as the subadviser to the Fund.
The portfolio managers for the Fund are: Greg Savage, Managing Director, since May 2011, Alan Mason, Managing Director, since February 2014, Creighton Jue, Managing Director, since April 2015, and Rachel Aguirre, Director, since April 2015.
For important information about tax information and financial intermediary compensation, please turn to the sections "Tax Information" and "Financial Intermediary Compensation" at page 115 in this prospectus.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® T. Rowe Price Capital Appreciation Fund, Class 2

AZL® T. ROWE PRICE CAPITAL APPRECIATION FUND, CLASS 2

Investment Objective

The Fund seeks long term capital appreciation with preservation of capital as an important intermediate-term objective.

Fees and Expenses

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. If Contract fees and expenses were included, the fees and expenses in the following table would be higher. Please refer to the Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.05%
Total Annual Fund Operating Expenses	1.05%
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$107	$334	$579	$1,283
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 73% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies of the Fund
The Fund will normally invest at least 50% of its total assets in the common stocks of established U.S. companies that the subadviser believes has above-average potential for capital growth. The remaining assets are generally invested in convertible securities, corporate and government debt, mortgage- and asset-backed securities, bank loans (which represent an interest in amounts owed by a borrower to a syndicate of lenders), and foreign securities, in keeping with the Fund's objective. The Fund may invest up to 25% of its total assets in foreign securities.
The Fund's investments in common stocks generally fall into one of two categories: the larger category comprises long-term core holdings whose prices when the subadviser buys them are considered low in terms of company assets, earnings, or other factors; the smaller category comprises opportunistic investments whose prices the subadviser expects to rise in the short term but not necessarily over the long term. There are no limits on the market capitalization of the issuers of the stocks in which the Fund invests. Since the subadviser attempts to prevent losses as well as achieve gains, the subadviser typically uses a value approach in selecting investments. The subadviser's research team seeks to identify companies that seem undervalued by various measures, such as price/book value, and may be temporarily out of favor but the subadviser believes has good prospects for capital appreciation. The subadviser may establish relatively large positions in companies the subadviser finds particularly attractive.
The subadviser works as hard to reduce risk as to maximize gains and may seek to realize gains rather than lose them in market declines. In addition, the subadviser searches for attractive risk/reward values among all types of securities. The portion of the Fund invested in a particular type of security, such as common stocks, results largely from case-by-case investment decisions, and the size of the Fund's cash reserves may reflect the portfolio manager's ability to find companies that meet valuation criteria rather than his market outlook.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® T. Rowe Price Capital Appreciation Fund, Class 2

The Fund may purchase bonds, convertible securities, mortgage and asset backed securities, and bank loans for their income or other features or to gain additional exposure to a company. Maturity and quality are not necessarily major considerations and there are no limits on the maturities or credit ratings of the debt instruments in which the Fund invests. The Fund may invest up to 25% of its total assets in below investment-grade debt securities ("junk bonds") and bank loans. If a security is split-rated (i.e., rated investment-grade by at least one rating agency and noninvestment-grade by another rating agency), the higher rating will be used for purposes of this requirement. In addition, the Fund may invest up to 10% of its total assets in mortgage- and asset-backed securities. The Fund also writes (i.e., sells) call options, primarily in an effort to protect against downside risk or to generate additional income.
The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.
Principal Risks of Investing in the Fund
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.
The following is a summary of the principal risks to which the Fund's portfolio as a whole is subject. As changes occur in a Fund's portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.
•	Market Risk – The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
•	Issuer Risk – The value of a security may decline for a number of reasons directly related to the issuer of the security.
•	Selection Risk – Because this Fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results.
•	Value Stocks Risk – Value investing emphasizes stocks of undervalued companies whose characteristics may lead to improved valuations. Value stocks may lose favor with investors, or their valuations may not improve as anticipated.
•	Capitalization Risk – Investing in small- to mid-sized companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.
•	Focused Investment Risk – Investing in a relatively small number of issuers, industries, or regions involves added risk. Changes in the value of a single security or a single economic, political, or regulatory event may have a large impact on the value of the Fund's portfolio.
•	Bank Loan Risk – To the extent the fund invests in bank loans, it is exposed to additional risks beyond those normally associated with more traditional debt securities. The fund's ability to receive payments in connection with the loan depends primarily on the financial condition of the borrower, and whether or not a loan is secured by collateral, although there is no assurance that the collateral securing the loan will be sufficient to satisfy the loan obligation. In addition, bank loans often have contractual restrictions on resale, which can delay the sale and adversely impact the sale price.
•	Convertible Securities Risk – The value of convertible securities may be affected by interest rates, default by the issuer on principal or interest payments, and the value of the underlying stock into which the securities may be converted.
•	Interest Rate Risk – Debt securities held by the Fund may decline in value due to rising interest rates. Interest rates are at, or near, historic lows, which may increase the Fund's exposure to risks related to rising rates.
•	Credit Risk – The failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the Fund's earnings.
•	Security Quality Risk – The Fund may invest in high yield, high risk debt securities, which may be subject to higher levels of credit and liquidity risk than higher quality debt securities. Security quality risk is sometimes known as "high-yield risk" or "junk bond risk."
•	Foreign Risk – Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, reduced liquidity, and differences in social and economic developments or policies.
•	Derivatives Risk – Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments.
•	Liquidity Risk – An investment that is difficult to purchase or sell may have an adverse effect on the Fund's returns.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® T. Rowe Price Capital Appreciation Fund, Class 2

•	Mortgage-Related and Other Asset-Backed Risk – Investing in mortgage-related or other asset-backed securities involves a variety of risks associated with the credit markets, such as rising or falling interest rates, increases in the rate of defaults or prepayments, and the quality of the pool of mortgages (subprime risk) or other assets that backs the security.
•	Options Risk – To the extent the fund uses options, it is exposed to additional volatility and potential losses. Writing call options exposes the fund to the risk that the underlying security may not move in the direction anticipated by the portfolio manager, requiring the fund to buy or sell the security at a price that is disadvantageous to the fund.
Performance Information
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year, five years, and ten years compare with those of a broad-based measure of market performance, the S&P 500 Index. The Fund's performance also is compared to the Barclays U.S. Aggregate Bond Index, which shows how the Fund's performance compares with the returns of a broad index of investment-grade fixed-rate debt issues, and to a Balanced Composite Index, which shows how the Fund's performance compares with a composite index composed of the S&P 500® Index (60%) and Barclay's U.S. Aggregate Bond Index (40%) in proportions similar to the equity to fixed income allocation of the Fund.
Both the bar chart and the table assume reinvestment of dividends and distributions.
The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
Performance Bar Chart and Table
Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q2, 2009)	20.68%
Lowest (Q4, 2008)	-25.23%

The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® T. Rowe Price Capital Appreciation Fund, Class 2

Average Annual Total Returns
	One Year Ended December 31, 2015	Five Years Ended December 31, 2015	Ten Years Ended December 31, 2015
AZL® T. Rowe Price Capital Appreciation Fund	5.07%	10.43%	5.52%
S&P 500 Index*	1.38%	12.57%	7.31%
Barclays U.S. Aggregate Bond Index*	0.55%	3.25%	4.51%
Balanced Composite Index*	1.20%	9.02%	6.59%
*	Reflects no deduction for fees, expenses, or taxes.

Management

Allianz Investment Management LLC serves as the investment adviser to the Fund.
T. Rowe Price Associates, Inc. serves as the subadviser to the Fund.
The portfolio manager of the Fund, since November 2013, is: David R. Giroux, Portfolio Manager.
For important information about tax information and financial intermediary compensation, please turn to the sections "Tax Information" and "Financial Intermediary Compensation" at page 115 in this prospectus.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® Wells Fargo Large Cap Growth Fund

AZL® WELLS FARGO LARGE CAP GROWTH FUND

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. If Contract fees and expenses were included, the fees and expenses in the following table would be higher. Please refer to the Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.80%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.05%
Total Annual Fund Operating Expenses	1.10%
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$112	$350	$606	$1,340
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 26% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies of the Fund
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of large-capitalization companies.
The Fund invests principally in equity securities of large-capitalization companies that the subadviser believes offers the potential for robust and sustainable growth of revenue, cash flow and earnings. The Fund defines large-capitalization companies as those with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $380 million to $583 billion, as of December 31, 2015, and is expected to change frequently.
The subadviser focuses on securities who exhibit a market capitalization of five billion USD or greater. Many of those companies are also generally found within the Russell 1000® Growth Index. The subadviser invests in common stock and foreign securities traded on a U.S. exchange. This will also include ADRs and ADS's, but it is rare for that exposure to exceed 10% (these types of foreign securities may comprise a maximum of 25% of a typical portfolio). The subadviser will employ the use of a suitable index ETF for cash management purposes only; however, it is rare for that weighting to comprise more than 2% of the portfolio. Futures, options, and other derivatives are typically not employed as a component of the team's portfolio construction process.
The subadviser invests principally in equity securities of companies that it believes have prospects for robust and sustainable growth of revenues, earnings, and cash flows, and opportunities to invest in these companies arise when the market underestimates one or both of these characteristics. The characteristics of these companies exhibiting robust growth include top-half revenue, as well as cash-flow growers typically identified within the top half of their industry or peer group. The sustainability of these companies' growth attributes is another critical measurement of evaluation. The
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® Wells Fargo Large Cap Growth Fund

characteristics that the subadviser will consider in measuring sustainability include the company's operating margins and market share, as well as others. The key to finding companies with these attributes is all cap research along with continuous risk management. By researching companies across the market cap spectrum the subadviser is able to gain unique insight and an informational advantage over other subadvisers that focus on one market cap range. This informational advantage helps the subadviser determine if growth is robust, sustainable and underappreciated.
The subadviser's process seeks out the most fertile growth companies, with many of these found in the technology, health care, and consumer discretionary sectors. The Fund may invest in any sector, and at times the subadviser may emphasize one or more particular sectors. However, the subadviser is focused on its discipline to go where the investment process leads, rather than taking a top-down sector-focused approach. The subadviser pays particular attention to the gap between what its fundamental research is saying a company's growth will be vs. consensus expectations for growth. The more robust and sustainable the subadviser's expectations are, relative to the market's expectations, the better the investment opportunity. Conversely, as this gap narrows, the risk/return trade-off of owning the stock becomes less favorable. When the gap becomes too narrow or when consensus expectations for growth exceed the subadviser's expectations, the stock is sold or avoided.
Principal Risks of Investing in the Fund
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.
The following is a summary of the principal risks to which the Fund's portfolio as a whole is subject. As changes occur in a Fund's portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.
•	Market Risk – The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
•	Issuer Risk – The value of a security may decline for a number of reasons directly related to the issuer of the security.
•	Selection Risk – Because this Fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results.
•	Foreign Risk – Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
•	Growth Stocks Risk – Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks may be susceptible to rapid price swings or to adverse developments in certain sectors of the market.
•	Industry Sector Risk – Investing in a single industry or sector, or concentrating investments in a limited number of industries or sectors, tends to increase the risk that economic, political, or regulatory developments affecting certain industries or sectors will have a large impact on the value of the Fund's portfolio.
•	Regulatory Risk – Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
•	Liquidity Risk – An investment that is difficult to purchase or sell may have an adverse effect on the Fund's returns.
•	Portfolio Turnover – The Fund may trade its portfolio securities frequently, which could result in higher transaction costs and could adversely affect the Fund's performance.
Performance Information
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year and since its inception compare with those of a broad-based measure of market performance.
Both the bar chart and the table assume reinvestment of dividends and distributions.
The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Summaries AZL® Wells Fargo Large Cap Growth Fund

Performance Bar Chart and Table
Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q4, 2015)	6.52%
Lowest (Q3, 2015)	-4.87%
Average Annual Total Returns
	One Year Ended December 31, 2015	Since Inception (4/28/14)
AZL® Wells Fargo Large Cap Growth Fund	4.48%	10.18%
Russell 1000® Growth Index*	5.67%	11.05%
*	Reflects no deduction for fees, expenses, or taxes.

Management

Allianz Investment Management LLC serves as the investment adviser to the Fund.
Wells Capital Management Incorporated serves as the subadviser to the Fund.
The Fund's portfolio managers since April, 2014, are: Thomas C. Ognar, CFA, Bruce C. Olson, CFA, and Joseph M. Eberhardy, CFA, CPA.
For important information about tax information and financial intermediary compensation, please turn to the sections "Tax Information" and "Financial Intermediary Compensation" at page 115 in this prospectus.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Summaries Tax Information and Financial Intermediary Compensation

TAX INFORMATION

Shares of the Funds are sold exclusively to the separate accounts of certain insurance companies in connection with particular variable annuity and variable life insurance contracts (the "Contracts"). Provided that a Fund and a separate account investing in the Fund satisfy applicable tax requirements, any distributions from the Fund to the separate account will be exempt from current federal income taxation to the extent that such distributions accumulate in the Contract. You should refer to your Contract prospectus for further information regarding the tax treatment of the Contract and the separate accounts in which the Contract is invested.

FINANCIAL INTERMEDIARY COMPENSATION

Shares of the Funds are sold exclusively to certain insurance companies in connection with particular Contracts. The Trust and its related companies may pay such insurance companies (or their related companies) for the sale of shares of the Funds and related services. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) that sell the Contracts for the sale of shares of the Funds and related services. When received by an insurance company, such payments may be a factor that the insurance companies consider in including a Fund as an investment option in the Contracts. The prospectus or other disclosures relating to a Contract may contain additional information about these payments. When received by a broker-dealer or other intermediary, such payments may create a conflict of interest by influencing the broker-dealer or other intermediary and salespersons to recommend the Fund over other mutual funds available as investment options in the Contracts. Ask the salesperson or visit the financial intermediary's website for more information.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

More About the Funds Overview

MORE ABOUT THE FUNDS

OVERVIEW

The Allianz Variable Insurance Products Trust (the "VIP Trust") consists of 36 separate investment portfolios (together, the "Funds," "VIP Funds" or "Allianz VIP Funds," and each individually, a "Fund," "VIP Fund," or "Allianz VIP Fund"). Each Fund is a diversified open-end fund and a series of the VIP Trust. Within the scope of an investment program approved by the Board of Trustees to the VIP Funds (the "Board," the "Trustees" or the "Board of Trustees"), the Funds are managed by Allianz Investment Management LLC (the "Manager"), which in turn has retained certain asset management firms (the "subadvisers") to make investment decisions on behalf of the Funds. The Manager selected each subadviser based on the subadviser's experience with the investment strategy for which it was selected. The VIP Trust provides investment vehicles for variable annuity contracts and variable life insurance policies (the "Contracts") offered by the separate accounts of various life insurance companies affiliated with the Manager. The separate accounts buy, and own, shares of the Funds on behalf of Contract owners who direct purchase payments to subaccounts of the separate accounts that invest in the Funds. Therefore, you cannot directly purchase, nor will you directly own, shares of the Funds.
This prospectus is designed to help you make informed decisions about certain investment options available under your Contract. You will find details about how your Contract works in the related Contract prospectus.
This prospectus summarizes key information about the Funds, including information regarding the investment objectives, strategies and risks and performance and fees for all the Funds. "You" and "your" refer to both direct shareholders (including the insurance company separate accounts that invest assets on behalf of their contract holders) and contract holders who invest in the Funds indirectly through the Contracts.
The Funds have the flexibility to make portfolio investments and engage in investment techniques that differ from the strategies discussed in this prospectus.
Unless otherwise indicated, any percentage limitation on a Fund's holdings set forth in the summaries above is applied only when that particular type of security is purchased. In the case of illiquid securities, if the limitation is exceeded, the Funds will take appropriate steps to bring the aggregate amount of illiquid securities below the limit as soon as practicable.
Investors should carefully consider their investment goals and willingness to tolerate investment risk before allocating their investment to a Fund.
Certain of the Funds may have names, investment objectives, strategies, portfolio manager(s), and characteristics that are substantially similar to other mutual funds managed by the subadvisers. However, the asset size, portfolio composition, fees, and expenses of a Fund may be different from those of any similar fund, and performance may be better or worse. No representation is made that the Funds will perform in an equivalent manner to the similar funds. Funds may be added or removed from the VIP Trust from time to time.
The following Funds have (or previously had) names that suggest a focus on a particular type of investment:
AZL DFA Emerging Markets Core Equity Fund
AZL DFA Five-Year Global Fixed Income Fund
AZL DFA International Core Equity Fund
AZL DFA U.S. Core Equity Fund
AZL DFA U.S. Small Cap Fund
AZL Enhanced Bond Index Fund
AZL Federated Clover Small Value Fund
AZL Invesco Equity and Income Fund
AZL Invesco International Equity Fund
AZL JPMorgan U.S. Equity Fund
AZL MetWest Total Return Bond Fund
AZL MFS Mid Cap Value Fund
AZL Mid Cap Index Fund
AZL Morgan Stanley Global Real Estate Fund
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

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AZL Pyramis® Total Bond Fund
AZL Schroder Emerging Markets Equity Fund
AZL Small Cap Stock Index Fund
AZL Wells Fargo Large Cap Growth Fund
In accordance with Rule 35d-1 under the Investment Company Act of 1940 (the "1940 Act"), each of these funds has adopted a policy that it will, under normal circumstances, invest at least 80% of its assets (exclusive of collateral received in connection with securities lending, if applicable) in investments of the type suggested by its name. For this policy, "assets" means net assets plus the amount of any borrowings for investment purposes. In addition, in appropriate circumstances, synthetic investments, or derivatives, such as futures and options, may be included in the 80% basket. Only the market value of derivatives instruments will be used for purposes of meeting the 80% policy. A Fund's policy to invest at least 80% of its assets in such a manner is not a "fundamental" policy, which means that it may be changed without the vote of a majority of a Fund's outstanding shares as defined in the 1940 Act. The name of each of these Funds may be changed at any time by a vote of the Trustees. However, Rule 35d-1 also requires that shareholders be given written notice at least 60 days prior to any change by a Fund of its 80% investment policy.
The investment objective of each Fund may be changed by the Trustees without shareholder approval.
The following chart identifies each Fund, its subadviser(s), and certain affiliates of the subadvisers:
Fund	Subadviser
AZL BlackRock Capital Appreciation Fund	BlackRock Capital Management, Inc. (affiliated with BlackRock Advisors, LLC, BlackRock Financial Management, Inc., and BlackRock Investment Management, LLC)
AZL BlackRock Global Allocation Fund	BlackRock Investment Management, LLC (affiliated with BlackRock Advisors, LLC, BlackRock Capital Management, Inc., and BlackRock Financial Management, Inc.)
AZL Boston Company Research Growth Fund	The Boston Company Asset Management LLC (affilated with the Custodian)
AZL DFA Emerging Markets Core Equity Fund	Dimensional Fund Advisors LP
AZL DFA Five-Year Global Fixed Income Fund	Dimensional Fund Advisors LP
AZL DFA International Core Equity Fund	Dimensional Fund Advisors LP
AZL DFA U.S. Core Equity Fund	Dimensional Fund Advisors LP
AZL DFA U.S. Small Cap Fund	Dimensional Fund Advisors LP
AZL Enhanced Bond Index Fund	BlackRock Financial Management, Inc. (affiliated with BlackRock Advisors, LLC, BlackRock Capital Management, Inc., and BlackRock Investment Management, LLC)
AZL Federated Clover Small Value Fund	Federated Global Investment Management Corp. operating primarily through its Federated Clover Investment Advisors division
AZL Franklin Templeton Founding Strategy Plus Fund	Franklin Mutual Advisers, LLC (Mutual Shares)/ Templeton Global Advisors Limited (Templeton Growth)/ Franklin Advisers, Inc. (Franklin Income Securities and Templeton Global Bond)
AZL Gateway Fund	Gateway Investment Advisers, LLC
AZL International Index Fund	BlackRock Investment Management, LLC (affiliated with BlackRock Advisors, LLC, BlackRock Capital Management, Inc., and BlackRock Financial Management, Inc.)
AZL Invesco Equity and Income Fund	Invesco Advisers, Inc.
AZL Invesco Growth and Income Fund	Invesco Advisers, Inc.
AZL Invesco International Equity Fund	Invesco Advisers, Inc.
AZL JPMorgan International Opportunities Fund	J.P. Morgan Investment Management Inc.
AZL JPMorgan U.S. Equity Fund	J.P. Morgan Investment Management Inc.
AZL MetWest Total Return Bond Fund	Metropolitan West Asset Management, LLC
AZL MFS Investors Trust Fund	Massachusetts Financial Services Company
AZL MFS Mid Cap Value Fund	Massachusetts Financial Services Company
AZL MFS Value Fund	Massachusetts Financial Services Company
AZL Mid Cap Index Fund	BlackRock Investment Management, LLC (affiliated with BlackRock Advisors, LLC, BlackRock Capital Management, Inc., and BlackRock Financial Management, Inc.)
AZL Morgan Stanley Global Real Estate Fund	Morgan Stanley Investment Management Inc.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

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Fund	Subadviser
AZL NFJ International Value Fund	NFJ Investment Group LLC (affiliated with the Manager)
AZL Oppenheimer Discovery Fund	OppenheimerFunds, Inc.
AZL Pyramis® Total Bond Fund	FIAM LLC
AZL Russell 1000 Growth Index Fund	BlackRock Investment Management, LLC (affiliated with BlackRock Advisors, LLC, BlackRock Capital Management, Inc., and BlackRock Financial Management, Inc.)
AZL Russell 1000 Value Index Fund	BlackRock Investment Management, LLC (affiliated with BlackRock Advisors, LLC, BlackRock Capital Management, Inc., and BlackRock Financial Management, Inc.)
AZL S&P 500 Index Fund	BlackRock Investment Management, LLC (affiliated with BlackRock Advisors, LLC, BlackRock Capital Management, Inc., and BlackRock Financial Management, Inc.)
AZL Schroder Emerging Markets Equity Fund	Schroder Investment Management North America Inc.
AZL Small Cap Stock Index Fund	BlackRock Investment Management, LLC (affiliated with BlackRock Advisors, LLC, BlackRock Capital Management, Inc., and BlackRock Financial Management, Inc.)
AZL T. Rowe Price Capital Appreciation Fund	T. Rowe Price Associates, Inc.
AZL Wells Fargo Large Cap Growth Fund	Wells Capital Management Incorporated
The following chart identifies Funds which have changed name or subadvisers during the last year:
Date	Current Fund name (subadviser)	Previous Fund name (subadviser)
December 31, 2015	AZL Pyramis® Total Bond Fund (FIAM LLC)	AZL Pyramis® Total Bond Fund (Pyramis Global Advisors, LLC)
Fund Operating Expense Limitation Agreements
The Manager and each of the following Funds have entered into a written agreement, through April 30, 2017, limiting the operating expenses of the Fund, excluding certain expenses (such as interest expense, acquired fund fees, cash overdraft fees, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund's business), to the amount set forth below. After April 30, 2017, the Manager may terminate the agreement for any reason on 30 days written notice to the Fund. Each Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of expenses previously paid by the Manager pursuant to this agreement, provided that such reimbursement will not cause the Fund to exceed the lesser of any applicable limits in effect (i) at the time of the original waiver and (ii) at the time of such reimbursement, as supported by standard accounting practices. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. To the extent that a Fund makes such reimbursements to the Manager, the amount of the reimbursements will be reflected in the financial statements in the Fund's shareholder reports and in Other Expenses under Fees and Expenses of the Fund.
Name of Fund	Operating Expense Limitation (through April 30, 2017)
	Class 1	Class 2
AZL BlackRock Capital Appreciation Fund	N/A	1.20%
AZL BlackRock Global Allocation Fund	N/A	1.19%
AZL Boston Company Research Growth Fund	N/A	1.20%
AZL DFA Emerging Markets Core Equity Fund	N/A	1.50%
AZL DFA Five-Year Global Fixed Income Fund	N/A	0.95%
AZL DFA International Core Equity Fund	N/A	1.39%
AZL DFA U.S. Core Equity Fund	N/A	1.20%
AZL DFA U.S. Small Cap Fund	N/A	1.35%
AZL Enhanced Bond Index Fund	N/A	0.70%
AZL Federated Clover Small Value Fund	N/A	1.35%
AZL Franklin Templeton Founding Strategy Plus Fund	N/A	1.20%
AZL Gateway Fund	N/A	1.25%
AZL International Index Fund	N/A	0.77%
AZL Invesco Equity and Income Fund	N/A	1.20%
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

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Name of Fund	Operating Expense Limitation (through April 30, 2017)
	Class 1	Class 2
AZL Invesco Growth and Income Fund	N/A	1.20%
AZL Invesco International Equity Fund	N/A	1.45%
AZL JPMorgan International Opportunities Fund	N/A	1.39%
AZL JPMorgan U.S. Equity Fund	N/A	1.20%
AZL MetWest Total Return Bond Fund	NA	0.91%
AZL MFS Investors Trust Fund	N/A	1.20%
AZL MFS Mid Cap Value Fund	N/A	1.30%
AZL MFS Value Fund	N/A	1.20%
AZL Mid Cap Index Fund	N/A	0.71%
AZL Morgan Stanley Global Real Estate Fund	N/A	1.35%
AZL NFJ International Value Fund	N/A	1.45%
AZL Oppenheimer Discovery Fund	N/A	1.35%
AZL Pyramis® Total Bond Fund	N/A	0.95%
AZL Russell 1000 Growth Index Fund	N/A	0.84%
AZL Russell 1000 Value Index Fund	N/A	0.84%
AZL S&P 500 Index Fund	0.46%	0.71%
AZL Schroder Emerging Markets Equity Fund	1.40%	1.65%
AZL Small Cap Stock Index Fund	N/A	0.71%
AZL T. Rowe Price Capital Appreciation Fund	NA	1.20%
AZL Wells Fargo Large Cap Growth Fund	NA	1.20%
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

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INVESTMENT STRATEGIES

Temporary Defensive Positions
For temporary defensive purposes or when cash is temporarily available, each of the Funds may invest in investment grade, short-term debt instruments, including government, corporate, and money market securities. If a Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.
Frequent Trading
The following Fund may engage in frequent trading in order to achieve its investment objectives. Frequent trading may result in higher transaction costs, which adversely affects a Fund's performance.
Each of the following Funds may engage in frequent trading in order to achieve its investment objectives. Frequent trading may result in higher transaction costs, which adversely affects a Fund's performance.
AZL BlackRock Global Allocation Fund
AZL DFA Five-Year Global Fixed Income Fund
AZL Enhanced Bond Index Fund
AZL JPMorgan U.S. Equity Fund
AZL MetWest Total Return Bond Fund
AZL NFJ International Value Fund
AZL Oppenheimer Discovery Fund
AZL Pyramis® Total Bond Fund
AZL Schroder Emerging Markets Equity Fund
AZL BlackRock Global Allocation Fund
In addition to investing in foreign securities, the Fund actively manages its exposure to foreign currencies through the use of forward currency contracts and other currency derivatives. From time to time, the Fund may own foreign cash equivalents or foreign bank deposits as part of the Fund's investment strategy. The Fund will also invest in non-U.S. currencies, however, the Fund may underweight or overweight a currency based on the subadviser's outlook.
The Fund may use derivatives, including options, futures, indexed securities, inverse securities, swaps and forward contracts both to seek to increase the return of the Fund and to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets. Derivatives are financial instruments whose value is derived from another security, a commodity (such as oil or gas), a currency or an index, including, but not limited to such as the S&P 500 Index and The VIX. The use of options, futures, indexed securities, inverse securities, swaps and forward contracts can be effective in protecting or enhancing the value of the Fund's assets.
For temporary defensive purposes the Fund may deviate very substantially from the allocations described in this prospectus.
Subsidiary
The Fund may seek exposure to the investment returns of real assets that trade in the commodity markets through investment in commodity-linked derivative instruments and investment vehicles such as exchanged traded funds that exclusively invest in commodities, which are designed to provide this exposure without direct investment in physical commodities. The Fund may also gain exposure to commodity markets by investing in the AZL Cayman Global Allocation Fund I, Ltd. (the "Subsidiary"). The Subsidiary invests primarily in commodity-related instruments. BlackRock Investment Management, LLC ("BlackRock") is the manager of the Subsidiary. The Subsidiary (unlike the Fund) may invest without limitation in commodity-related instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund. The Fund will limit its investments in the Subsidiary to 25% of its total assets. The Subsidiary may also hold cash and invest in other instruments, including fixed income securities, either as investments or to serve as margin or collateral for the Subsidiary's derivative positions.
The Subsidiary is managed pursuant to compliance policies and procedures that are the same, in material respect, as the policies and procedures adopted by the Fund. As a result, BlackRock, in managing the subsidiary's portfolio, is subject to the same investment policies and restrictions that apply to its management of the Fund, and, in particular, to the requirements relating to portfolio leverage, liquidity, brokerage, and the timing and method of the valuation of the
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

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Subsidiary's portfolio investments and shares of the Subsidiary. These policies and restrictions are described in detail in the SAI. The Fund's Chief Compliance Officer oversees implementation of the Subsidiary's policies and procedures, and makes periodic reports to the Board of Trustees regarding the Subsidiary's compliance with the policies and procedures. The Fund and Subsidiary test for compliance with certain investment restrictions on a consolidated basis, except that with respect to its investments in certain securities that may involve leverage, the Subsidiary complies with asset segregation requirements to the same extent as the Fund.
BlackRock provides investment management and other services to the Subsidiary, but does not receive separate compensation from the Subsidiary for providing it with investment management or administrative services. However, the Fund pays the Manager (and the Manager pays the subadviser) based on the Fund's assets, including the assets invested in the Subsidiary. The Subsidiary will also enter into separate contracts for the provision of custody, transfer agency, and audit services with the same or with affiliates of the same service providers that provide those services to the Fund.
The financial statements of the Subsidiary will be consolidated with the Fund's financial statements in the Fund's Annual and Semi-Annual Reports. The Fund's Annual and Semi-Annual Reports are distributed to shareholders, and copies of the reports are provided without charge upon request as indicated on the back cover of this prospectus.
AZL DFA Funds
Exchange Traded Funds
The equity funds (AZL DFA Emerging Markets Core Equity Fund, AZL DFA International Core Equity Fund, U.S. Core Equity Fund, and AZL DFA U.S. Small Cap Fund) each may invest in exchange-traded funds (ETFs) and similarly structured pooled investments for the purpose of gaining exposure to the equity markets while maintaining liquidity.
AZL DFA Emerging Markets Core Equity Fund
AZL International Core Equity Fund
Approved Markets
The subadviser will determine in its discretion which countries to designate as approved markets for investment by the AZL DFA Emerging Markets Core Equity Fund and AZL DFA International Core Equity Fund, and whether to invest in such approved markets. A Fund may continue to hold investments in countries that are not currently designated as approved markets, but had been authorized for investment in the past, and may reinvest distributions received in connection with such existing investments in such previously approved markets.
A security is associated with an approved market if, for among other reasons, it: (i) is organized under the laws of, or maintains its principal place of business in, an approved market; (ii) is a security for which the principal trading market is in an approved market; (iii) is issued or guaranteed by the government of an approved market, its agencies or instrumentalities, or the central bank of such country or territory; (iv) is denominated in an approved market currency issued by companies to finance operations in approved markets; (v) derives at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in approved markets or have at least 50% of its assets in approved markets; (vi) is an equity security in approved markets in the form of depositary shares; (vii) is a security of a pooled investment vehicle that invests primarily in securities of approved markets or is a derivative instrument that derives its value from securities of approved markets; (viii) for the AZL DFA International Core Equity Fund, is included in the MSCI World ex USA Index; or (ix) for the AZL DFA Emerging Markets Core Equity Fund, is included in the MSCI Emerging Markets Index. Securities of approved markets may include securities of companies that have characteristics and business relationships common to companies in other countries or regions. As a result, the value of the securities of such companies may reflect economic and market forces in such other countries or regions as well as in the approved markets.
AZL DFA Five-Year Global Fixed Income Fund
The following is a further description of the categories of investments that may be acquired by the Fund:
• U.S. Government Obligations – Debt securities issued by the U.S. Treasury which are direct obligations of the U.S. Government, including bills, notes and bonds.
• U.S. Government Agency Obligations – Issued or guaranteed by U.S. government-sponsored instrumentalities and federal agencies, which have different levels of credit support. The U.S. government agency obligations include, but are not limited to, securities issued by agencies and instrumentalities of the U.S. Government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, including Ginnie Mae pass-through certificates. Other securities issued by agencies and instrumentalities sponsored by the U.S. Government
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

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may be supported only by the issuer's right to borrow from the U.S. Treasury, subject to certain limits, such as securities issued by Federal Home Loan Banks, or are supported only by the credit of such agencies, such as Freddie Mac and Fannie Mae.
• Corporate Debt Obligations – Nonconvertible corporate debt securities (e.g., bonds and debentures), which are rated Aa3 or better by Moody's, or AA- or better by S&P, or AA- or better by Fitch, or an equivalent rating assigned by another nationally recognized statistical rating organization ("NRSRO"), or if there is no rating for the debt security, they are determined by the Subadviser to be of comparable quality to equivalent issues of the same issuer rated at least AA- or Aa3.
• Bank Obligations – Obligations of U.S. banks and savings and loan associations and dollar-denominated obligations of U.S. subsidiaries and branches of foreign banks, such as certificates of deposit (including marketable variable rate certificates of deposit), time deposits and bankers' acceptances. Bank certificates of deposit will only be acquired from banks having assets in excess of $1,000,000,000.
• Commercial Paper – Rated, at the time of purchase, A1 or better by S&P or Prime1 by Moody's, or F1 or better by Fitch, or an equivalent rating assigned by another nationally recognized statistical rating organization ("NRSRO") or, if unrated, issued by a corporation having an outstanding unsecured debt issue rated  Aaa by Moody's or AAA by S&P or AAA by Fitch or an equivalent rating assigned by another nationally recognized statistical rating organization ("NRSRO").
• Repurchase Agreements – Instruments through which the Fund may purchase securities ("underlying securities") from a bank or a registered U.S. government securities dealer, with an agreement by the seller to repurchase the securities at an agreed price, plus interest at a specified rate. The underlying securities will be limited to U.S. government and agency obligations described in (1) and (2) above. The Fund will not enter into a repurchase agreement with a duration of more than seven days if, as a result, more than 10% of the value of the Fund's total assets would be so invested. In addition, a repurchase agreement with a duration of more than seven days will be subject to the Fund's policy regarding illiquid securities. The Fund also will only invest in repurchase agreements with a bank if the bank has at least $1,000,000,000 in assets and is approved by the Investment Committee of the subadviser. The subadviser will monitor the market value of the securities plus any accrued interest thereon so that they will at least equal the repurchase price.
• Foreign Government and Agency Obligations – Bills, notes, bonds and other debt securities issued or guaranteed by foreign governments, or their agencies and instrumentalities.
• Supranational Organization Obligations – Debt securities of supranational organizations such as the European Investment Bank, the Inter-American Development Bank or the World Bank, which are chartered to promote economic development.
• Foreign Issuer Obligations – Debt securities of non-U.S. issuers rated AA- or better by S&P or Fitch, Aa3or better by Moody's, or an equivalent rating assigned by another nationally recognized statistical rating organization ("NRSRO"), or, if unrated, securities that have been determined by the subadviser to be of comparable quality.
• Eurodollar Obligations – Debt securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States.
• Money Market Funds – The Fund may invest in affiliated and unaffiliated registered and unregistered money market funds. Investments in money market funds may involve a duplication of certain fees and expenses.
The categories of investments that may be acquired by the Fund include both fixed and floating rate securities. Floating rate securities bear interest at rates that vary with prevailing market rates. Interest rate adjustments are made periodically (e.g., every six months), usually based on a money market index such as the London Interbank Offered Rate (LIBOR) or the Treasury bill rate.
The Fund will be managed with a view to capturing credit risk premiums and term or maturity premiums. The term "credit risk premium" means the anticipated incremental return on investment for holding obligations considered to have greater credit risk than direct obligations of the U.S. Treasury, and "maturity risk premium" means the anticipated incremental return on investment for holding securities having longer-term maturities as compared to securities having shorter-term maturities. At times when, in the subadviser's judgment, eligible foreign securities do not offer maturity risk premiums that compare favorably with those offered by eligible U.S. Securities, the Fund will be invested primarily in the latter securities. The subadviser believes that credit risk premiums are available largely through investment in commercial
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

More About the Funds Investment Strategies

paper, certificates of deposit and corporate obligations. The holding period for assets of the Fund will be chosen with a view to maximizing anticipated returns, net of trading costs.
The Fund may engage in frequent trading of portfolio securities and, therefore, may be expected to have a high portfolio turnover rate. The rate of portfolio turnover will depend upon market and other conditions; it will not be a limiting factor when management believes that portfolio changes are appropriate. While the Fund generally acquires securities in principal transactions and, therefore, does not pay brokerage commissions, the spread between the bid and asked prices of a security may be considered to be a "cost" of trading. Such costs ordinarily increase with trading activity. However, securities ordinarily will be sold when, in the subadviser's judgment, the expected return of the Fund will be increased as a result of portfolio transactions after taking into account the cost of trading. It is anticipated that short-term instruments will be acquired in the primary and secondary markets. A high portfolio turnover rate may result in increased trading costs.
AZL Franklin Templeton Founding Strategy Plus Fund
The following briefly describes the investment goals and strategies of the four strategies currently utilized by the Fund. The Manager may recommend additional or different strategies for investment, without seeking the approval of shareholders.
Mutual Shares Strategy
The investment objective of the Mutual Shares Strategy is capital appreciation, which may occasionally be short term, with income as a secondary goal. Under normal market conditions, the strategy invests primarily in equity securities (including securities convertible into, or that the subadviser expects to be exchanged for, common or preferred stock) of U.S. and foreign companies that the subadviser believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value). Following this value-oriented approach, the strategy invests primarily in undervalued securities (securities trading at a discount to intrinsic value). The equity securities in which the strategy invests are primarily common stock. To a lesser extent, the strategy also invests in merger arbitrage securities and distressed companies.
The strategy is not limited to pre-set maximums or minimums governing the size of the companies in which it may invest. However, the strategy currently invests the equity portion of its portfolio primarily to predominantly in companies with market capitalizations greater than $5 billion, with a portion or significant amount in smaller companies.
The strategy to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts and currency futures contracts (including currency index futures contracts) when, in the subadviser's opinion, it would be advantageous to the strategy to do so.
The strategy may also enter into various other transactions involving derivatives, including put and call options on equity securities and swap agreements (which may include total return and credit default swaps). The Fund may also enter into various other transactions involving derivatives to hedge against various risks (including market risks) including put and call options on equity securities and swap agreements (which may include total return and credit default swaps). The use of these derivative transactions may allow the Fund to obtain net long or net negative (short) exposures to selected countries, currencies or issues.
The strategy may invest a significant portion (up to 35%) of its assets in foreign securities, which may include sovereign debt and participations in foreign government debt.
The Fund also may purchase loan participation interests, trade claims and other similar direct obligations or claims against distressed companies.
Templeton Growth Strategy
The investment objective of the Templeton Growth Strategy is long-term capital growth. Under normal market conditions, the strategy invests primarily in the equity securities, primarily common stock, of companies located anywhere in the world, including emerging markets. The strategy may invest in companies of any size, including small and medium capitalization companies. Although the strategy seeks investments across a number of countries and sectors, from time to time, based on economic conditions, the strategy may have significant positions in particular countries or sectors. The strategy may invest in convertible securities without regard to the ratings assigned by the ratings services and in depository receipts.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

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When choosing equity investments for the strategy, the subadviser applies a "bottom-up," value-oriented, long-term approach, focusing on the market price of a company's securities relative to the subadviser's evaluation of the company's long-term earnings, asset value and cash flow potential. The subadviser also considers a company's price/ earnings ratio, price/cash flow ratio, profit margins and liquidation value. In addition to the strategy's main investments, depending upon current market conditions, the strategy may invest in debt securities of companies and governments located anywhere in the world.
Franklin Income Strategy
The investment objective of the Franklin Income Strategy is to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the strategy invests in a diversified portfolio of debt and equity securities. The strategy may shift its investments from one asset class to another based on the subadviser's analysis of the best opportunities for the strategy's portfolio in a given market. The equity securities in which the strategy invests consist primarily of common stocks. Debt securities include all varieties of fixed, floating and variable rate instruments, including secured and unsecured bonds, bonds convertible into common stock, senior floating rate and term loans, mortgage and asset-backed securities, debentures, zero coupon bonds, and shorter term instruments. The strategy seeks income by selecting investments such as corporate, foreign and U.S. Treasury bonds, as well as stocks with dividend yields the subadviser believes are attractive. The strategy may invest up to 100% of its total assets in debt securities that are rated below investment grade (also known as "junk bonds"), including a portion in defaulted securities. The strategy maintains the flexibility to invest in securities of companies from a variety of sectors, but from time to time, based on economic conditions, the strategy may have significant investments in particular sectors, particularly energy and utilities. The strategy also may invest up to 25% of its assets in foreign securities, either directly or through depositary receipts.
The strategy may, from time to time, seek to hedge (protect) against currency risks, using principally forward foreign currency exchange contracts and currency futures contracts. The strategy may also, from time to time, seek to hedge against market risk, using a variety of derivative instruments, which may include purchasing or selling call and put options on equity securities and equity securities indices. The strategy may invest up to 15% of its net assets in all types of equity-linked notes.
The strategy's subadviser searches for securities it believes offer the most attractive opportunities for income today and significant growth tomorrow. It generally performs independent analysis of the debt securities being considered for the strategy's portfolio, rather than relying principally on the ratings assigned by rating organizations. In analyzing debt and equity securities, the subadviser considers a variety of factors, including:
·	a security's relative value based on such factors as anticipated cash flow, interest or dividend coverage, asset coverage, and earnings prospects;
·	the experience and strength of the company's management;
·	the company's changing financial condition and market recognition of the change;
·	the company's sensitivity to changes in interest rates and business conditions; and
·	the company's debt maturity schedules and borrowing requirements.
When choosing equity investments for the strategy, the subadviser applies a "bottom-up," long-term approach, focusing on the market price of a company's securities relative to the subadviser's evaluation of the company's long-term earnings, asset value and cash flow potential. The subadviser also considers a company's price/earnings ratio, profit margins and liquidation value.
Templeton Global Bond Strategy
The investment objective of the Templeton Global Bond strategy is current income with capital appreciation and growth of income. Under normal market conditions, the strategy generally invests at least 80% of its net assets in "bonds." Bonds include debt securities of any maturity, such as bonds, notes, bills and debentures. The average maturity of debt securities held by the strategy will fluctuate depending on the subadvisor's outlook on changing market, economic and political conditions.
The strategy may also invest in inflation-indexed securities and securities or structured products that are linked to or derive their value from another security, asset or currency of any nation.
The strategy invests predominantly in bonds issued by governments and government agencies located around the world, including inflation-indexed securities. In addition, the strategy's assets will be invested in issuers located in at least three countries (including the U.S.).
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

More About the Funds Investment Strategies

Although the strategy may buy bonds rated in any category, it focuses on ―investment-grade bonds. These are issues rated in the top four rating categories by independent rating agencies such as Standard & Poor's (S&P®) or Moody's Investors Service (Moody's) or, if unrated, determined by the strategy's subadviser to be comparable. The strategy may invest up to 25% of its total assets in bonds that are rated below investment grade or, if unrated, determined by the subadvisors to be of comparable quality. Generally, lower rated securities pay higher yields than more highly rated securities to compensate investors for the higher risk. The strategy may invest without limit in developing markets.
For purposes of pursuing its investment goals, the strategy regularly enters into various currency transactions involving derivative instruments, principally currency and cross currency forwards, but it may also use currency and currency index futures contracts. The strategy maintains significant positions in currency related derivative instruments as a hedging technique or to implement a currency investment strategy, which could expose a large amount of the strategy's assets to obligations under the instruments. The results of such transactions may represent, from time to time, a large component of the Fund's investment returns the strategy may also enter into various other transactions involving derivatives, including financial futures contracts (such as interest rate or bond futures); swap agreements (which may include interest rate, credit default and inflation-index swaps); options on interest rate or bond futures, and options on interest rate swaps. The use of these derivatives may be used for hedging purposes, to enhance returns, or to obtain net long or net negative (short) exposure to selected currencies, interest rates, countries or durations. The subadviser allocates the strategy's assets based upon its assessment of changing market, political and economic conditions. It will consider various factors, including evaluation of interest and currency exchange rate changes and credit risks.
AZL Gateway Fund
Writing index call options reduces the Fund's volatility, provides a steady cash flow and is an important source of the Fund's return, although it also reduces the Fund's ability to profit from increases in the value of its equity portfolio. The value of an index put option generally increases as the prices of stocks constituting the index decrease and decreases as those stocks increase in price.
Because the Fund writes index call options and purchases index put options in addition to investing in equity securities, the Fund's volatility is expected to be closer to intermediate- to long-term fixed income investments (intermediate-term are those with approximately five-year maturities and long-term are those with maturities of ten or more years) and hybrid investments (blends of equity and short-term fixed income securities) than to equity investments.
The Fund seeks to provide an efficient trade-off between risk and reward where risk is characterized by volatility or fluctuations in value over time.
Purchasing Stocks
The Fund invests in a diversified stock portfolio, generally consisting of approximately 200 to 400 stocks, designed to support the Fund's index option-based risk management strategy as efficiently as possible while seeking to enhance the Fund's total return. The subadviser uses a multi-factor quantitative model to construct the stock portfolio. The model evaluates approximately 9,000 equity securities to construct a portfolio of U.S.-exchange-traded equities that meets criteria and constraints established by the subadviser. Generally, the subadviser tries to minimize the difference between the performance of the stock portfolio and that of the index or indexes underlying the Fund's option strategies while also considering other factors, such as predicted dividend yield. The subadviser monitors this difference and the other factors, and rebalances and adjusts the stock portfolio from time to time, by purchasing and selling stocks. The subadviser expects the portfolio to generally represent the broad U.S. equity market.
Writing Index Call Options
The Fund continuously writes index call options, typically on broad-based securities market indices, on the full value of its broadly diversified stock portfolio. As the seller of the index call option, the Fund receives cash (the "premium") from the purchaser. The purchaser of an index call option has the right to any appreciation in the value of the index over a fixed price (the "exercise price") on a certain date in the future (the "expiration date"). If the purchaser does not exercise the option, the Fund retains the premium. If the purchaser exercises the option, the Fund pays the purchaser the difference between the value of the index and the exercise price of the option. The premium, the exercise price and the value of the index determine the gain or loss realized by the Fund as the seller of the index call option. The Fund can also repurchase the call option prior to the expiration date, ending its obligation. In this case, the difference between the cost of repurchasing the option and the premium received will determine the gain or loss realized by the Fund.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

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Purchasing Index Put Options
The Fund may buy index put options in an attempt to protect the Fund from a significant market decline that may occur over a short period of time. The value of an index put option generally increases as stock prices (and the value of the index) decrease and decreases as those stocks (and the index) increase in price. The Fund may not spend at any time more than 5% of its assets to purchase index put options.
Other Investments
The Fund may invest in foreign securities traded in U.S. markets (through ADRs or stocks traded in U.S. dollars). The Fund may also invest in other investment companies, including money market funds, to the extent permitted by the 1940 Act. The Fund may enter into repurchase agreements and/or hold cash and cash equivalents.
AZL T. Rowe Price Capital Appreciation Fund
The Fund's attempt to cushion the effects of market declines on the share price could reduce the fund's overall risk (volatility) relative to that of the broad stock market. In addition, the Fund's ability to seek appreciation opportunities outside the stock market may also aid performance when stocks are declining. The Fund's significant investment in common stocks could allow it to participate in favorable stock market trends.
The Fund's subadviser generally uses a value approach, which means looking for companies whose stocks and other securities appear to be undervalued or out of favor with investors. Possible indicators of an undervalued stock include:
•	above-average dividend yield relative to the S&P 500;
•	low price/earnings ratio relative to the S&P 500;
•	low price/book ratio relative to the market, competitors, or historic norms; and
•	low stock price relative to a company's underlying value as measured by assets, cash flow, or business franchises.
The Fund's value emphasis may lead to a contrarian approach, resulting in purchases of stocks or other securities shunned by investors due to earnings setbacks, unfavorable industry or economic conditions, or negative publicity. Such investments may be attractive to the Fund if their prices appear to be excessively discounted and prospects for appreciation are considered favorable. Numerous situations exist in which a company's intrinsic value may not be reflected in its stock price. For example, a company may own a substantial amount of real estate that is valued on its financial statements well below market levels. If those properties were to be sold, or if their hidden value became recognized in some other manner, the company's stock price could rise. In another example, a company's management could spin off an unprofitable division into a separate company, potentially increasing the value of the parent. Or, in the reverse, a parent company could spin off a profitable division that has not drawn the attention it deserves, potentially resulting in higher valuations for both entities.
Sometimes new management can revitalize companies that have grown too large or lost their focus, eventually leading to improved profitability. Management could increase shareholder value by using excess cash flow to pay down debt, buy back outstanding shares of common stock, or raise the dividend.
While most assets will be invested in common stocks, bonds, convertible securities, bank loans, and options, other strategies may be employed that are not considered part of the Fund's principal investment strategies. The Fund may invest in bonds and debt securities of any type, including municipal securities, and mortgage and asset backed securities without restrictions on quality or rating. Investments in a company also may be made through a privately negotiated note or loan, including loan assignments and participations. The Fund may invest, to a limited extent, in derivatives such as futures contracts and forward currency exchange contracts. Any investments in futures would typically serve as an efficient means of gaining exposure to certain markets or as a cash management tool to maintain liquidity while being invested in the market. Forward currency exchange contracts would primarily be used to help protect the Fund's holdings from unfavorable changes in foreign currency exchange rates. To the extent the Fund uses futures and forward currency exchange contracts, it is exposed to potential volatility and losses greater than direct investments in the contract's underlying assets, and the risk that anticipated currency movements will not be accurately predicted.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

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INVESTMENT RISKS

The following provides additional information regarding the principal risks of investing in the Funds:
Asset-Backed Securities Risk AZL Pyramis® Total Bond Fund
Asset-backed securities represent interests in "pools" of assets, including consumer loans or receivables held in trust. Asset-backed, like traditional fixed-income securities, are subject to credit, interest rate, prepayment and extension risks. The Fund's investments in asset-backed securities are subject to additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying assets, particularly during periods of economic downturn. Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that, in certain states, it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecurued, which means that there is no collateral to seize if the underlying borrower defaults.

Bank Loan Risk AZL T. Rowe Price Capital Appreciation Fund
The loans in which the Fund invests represent amounts borrowed by companies or other entities from banks and other lenders. In many cases, they are issued in connection with recapitalizations, acquisitions, leveraged buyouts, and refinancings, and the borrowing companies tend to have more debt than equity. Most, if not all, of the bank loans in which the fund invests will have a below investment-grade credit rating or not be rated by a major credit rating agency. The Fund may acquire bank loans directly through the lending agent, as an assignment from another lender who holds a direct interest in the loan, or as a participation interest in another lender's portion of the loan.

Call Risk

AZL BlackRock Global Allocation Fund
AZL Enhanced Bond Index Fund
AZL Franklin Templeton Founding Strategy Plus Fund
AZL Invesco Equity and Income Fund
AZL Invesco Growth and Income Fund
AZL MetWest Total Return Bond Fund
AZL Pyramis® Total Bond Fund

If interest rates fall, it is possible that issuers of callable securities held by the Fund will call or prepay their securities before their maturity dates. In this event, the proceeds from the called securities would most likely be reinvested by the Fund in securities bearing the new, lower interest rates, resulting in a possible decline in the Fund's income and distributions to shareholders and termination of any conversion option on convertible securities.

The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

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Capitalization Risk

AZL BlackRock Capital Appreciation Fund
AZL BlackRock Global Allocation Fund
AZL DFA Emerging Markets Core Equity Fund
AZL DFA International Core Equity Fund
AZL DFA U.S. Small Cap Fund
AZL DFA U.S. Core Equity Fund
AZL Federated Clover Small Value Fund
AZL Franklin Templeton Founding Strategy Plus Fund
AZL Invesco Growth and Income Fund
AZL Invesco International Equity Fund
AZL JPMorgan International Opportunities Fund
AZL JPMorgan U.S. Equity Fund
AZL MFS Mid Cap Value Fund
AZL Mid Cap Index Fund
AZL NFJ International Value Fund
AZL Oppenheimer Discovery Fund
AZL Schroder Emerging Markets Equity Fund
AZL Small Cap Stock Index Fund
AZL T. Rowe Price Capital Appreciation Fund

To the extent the Fund invests significantly in small and/or mid-capitalization companies, it may have capitalization risk. These companies may present additional risk because they have less predictable earnings or no earnings, more volatile share prices and less liquid securities than large-capitalization companies. These securities may fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the price of smaller companies' securities and the Fund's ability to sell them when the portfolio manager deems it appropriate. These companies may have limited product lines, markets, or financial resources, or may depend on a limited management group. Small-cap companies may have unseasoned management or less depth in management skill than larger, more established companies. They may be more reliant on the efforts of particular members of their management team and management changes may pose a greater risk to the success of the business. The value of some of the Fund's investments will rise and fall based on investor perception rather than economic factors.

Commodities-Related Investment Risk AZL BlackRock Global Allocation Fund
Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments. The U.S. Commodities Futures Trading Commission has proposed changes to certain of its rules governing investment in commodities by mutual funds, such as the Fund. In the event these changes are adopted, or if there are changes in the tax treatment of the Fund's direct and indirect investments in commodities, the Fund may be unable to obtain exposure to commodity markets, or may be limited in the extent to which or manner in which it can obtain such exposure.

Convertible Securities Risk

AZL BlackRock Capital Appreciation Fund
AZL BlackRock Global Allocation Fund
AZL Federated Clover Small Value Fund
AZL Franklin Templeton Founding Strategy Plus Fund
AZL Invesco Equity and Income Fund
AZL Invesco Growth and Income Fund
AZL Invesco International Equity Fund
AZL JPMorgan International Opportunities Fund
AZL JPMorgan U.S. Equity Fund
AZL MFS Investors Trust Fund
AZL MFS Mid Cap Value Fund
AZL MFS Value Fund
AZL Morgan Stanley Global Real Estate Fund
AZL Schroder Emerging Markets Equity Fund
AZL T. Rowe Price Capital Appreciation Fund

The values of the convertible securities in which the Fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise, and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the Fund.

The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

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Corporate Loans Risk AZL BlackRock Global Allocation Fund
Commerical banks and other financial institutions or institutional investors make corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on corporate loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate ("LIBOR") or the prime rates of U.S. banks. As a result, the value of corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest. The market for corporate loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

Correlation Risk AZL Gateway Fund	The effectiveness of the Fund's index option-based risk management strategy may be reduced if the Fund's equity portfolio does not correlate to the index underlying its option positions.
Country/ Regional Risk AZL Franklin Templeton Founding Strategy Plus Fund AZL JPMorgan International Opportunities Fund AZL Schroder Emerging Markets Equity Fund
Local events, such as political upheaval, financial troubles, or natural disasters, may weaken a country's or a region's securities markets. Because the Fund may invest a large portion of its assets in securities of companies located in any one country or region, its performance may be hurt dispro-portionately by the poor performance of its investments in that area. Country/regional risk is especially high in emerging markets.

Credit Risk

AZL BlackRock Capital Appreciation Fund
AZL BlackRock Global Allocation Fund
AZL DFA Five-Year Global Fixed Income Fund
AZL Enhanced Bond Index Fund
AZL Federated Clover Small Value Fund
AZL Franklin Templeton Founding Strategy Plus Fund
AZL Invesco Equity and Income Fund
AZL Invesco Growth and Income Fund
AZL JPMorgan International Opportunities Fund
AZL MetWest Total Return Bond Fund
AZL NFJ International Value Fund
AZL Pyramis® Total Bond Fund
AZL T. Rowe Price Capital Appreciation Fund

Credit risk is the chance that the issuer of a debt security will fail to repay interest and principal in a timely manner, reducing the Fund's return. Also, an issuer may suffer adverse changes in financial condition that could lower the credit quality and liquidity of a security, leading to greater volatility in the price of the security and the Fund's shares.

The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

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Currency Risk

AZL BlackRock Global Allocation Find
AZL Boston Company Research Growth Fund
AZL DFA Emerging Markets Core Equity Fund
AZL DFA Five-Year Global Fixed Income Fund
AZL DFA International Core Equity Fund
AZL Enhanced Bond Index Fund
AZL Franklin Templeton Founding Strategy Plus Fund
AZL International Index Fund
AZL Invesco Equity and Income Fund
AZL Invesco Growth and Income Fund
AZL Invesco International Equity Fund
AZL JPMorgan International Opportunities Fund
AZL MFS Investors Trust Fund
AZL MFS Mid Cap Value Fund
AZL MFS Value Fund
AZL Morgan Stanley Global Real Estate Fund
AZL NFJ International Value Fund
AZL Pyramis® Total Bond Fund
AZL Schroder Emerging Markets Equity Fund

Funds that invest in securities that trade in, and receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or failure to intervene) by the U.S. or foreign governments, central banks, or supranational authorities, such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. As a result, the Fund's investments with exposure to foreign currency fluctuations may decline in value (in terms of the U.S. dollar) and reduce the returns of the Fund.

Cyclical Opportunities AZL Oppenheimer Discovery Fund
At times, the Fund might seek to take advantage of short-term market movements or changes in the business cycle by investing in companies or industries that are sensitive to those changes. For example, when the economy is expanding, companies in consumer durables and the technology sector might benefit. There is a risk that, if a cyclical event does not have the anticipated effect or when the issuer or industry is out of phase in the business cycle, the value of the Fund's investment could fall.

Depositary Receipt Risk

AZL BlackRock Capital Appreciation Fund
AZL BlackRock Global Allocation Fund
AZL DFA Emerging Markets Core Equity Fund
AZL DFA International Core Equity Fund
AZL Federated Clover Small Value Fund
AZL Gateway Fund
AZL International Index Fund
AZL Invesco Equity and Income Fund
AZL Invesco Growth and Income Fund
AZL Invesco International Equity Fund
AZL JPMorgan International Opportunities Fund
AZL JPMorgan U.S. Equity Fund
AZL MFS Investors Trust Fund
AZL MFS Mid Cap Value Fund
AZL MFS Value Fund
AZL Morgan Stanley Global Real Estate Fund
AZL NFJ International Value Fund
AZL Schroder Emerging Markets Equity Fund

Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities.

The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

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Derivatives Risk

AZL BlackRock Capital Appreciation Fund
AZL BlackRock Global Allocation Fund
AZL Boston Company Research Growth Fund
AZL DFA Emerging Markets Core Equity Fund
AZL DFA Five-Year Global Fixed Income Fund
AZL DFA International Core Equity Fund
AZL DFA U.S. Small Cap Fund
AZL DFA U.S. Core Equity Fund
AZL Enhanced Bond Index Fund
AZL Federated Clover Small Value Fund
AZL Franklin Templeton Founding Strategy Plus Fund
AZL International Index Fund
AZL Invesco Equity and Income Fund
AZL Invesco Growth and Income Fund
AZL Invesco International Equity Fund
AZL JPMorgan International Opportunities Fund
AZL JPMorgan U.S. Equity Fund
AZL MetWest Total Return Bond Fund
AZL Mid Cap Index Fund
AZL Pyramis® Total Bond Fund
AZL Russell 1000 Growth Index Fund
AZL Russell 1000 Value Index Fund
AZL S&P 500 Index Fund
AZL Schroder Emerging Markets Equity Fund
AZL Small Cap Stock Index Fund
AZL T. Rowe Price Capital Appreciation Fund

The Funds listed may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Funds typically use derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. Funds may also use derivatives for leverage, in which case their use would involve leveraging risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, any Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument (for example, forward contracts and futures that are required to "cash settle") are not covered through ownership of the underlying security, financial instrument, or currency.

Distressed Securities Risk AZL BlackRock Global Allocation Fund AZL Franklin Templeton Founding Strategy Plus Fund
Distressed securities are speculative and involve substantial risks in addition to the risks of investing in junk bonds. The Fund will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. In addition, distressed securities involve the substantial risk that principal will not be repaid. These securities may present a substantial risk of default or may be in default at the time of investment. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a portfolio company, the Fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.

Dividend Risk AZL Boston Company Research Growth Fund AZL Franklin Templeton Founding Strategy Plus Fund	There is no guarantee that the issuers of the stocks held by the Fund will declare dividends in the future or that if declared, they will either remain at current levels or increase over time.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

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Emerging Markets Risk

AZL BlackRock Global Allocation Fund
AZL DFA Emerging Markets Core Equity Fund
AZL Enhanced Bond Index Fund
AZL Franklin Templeton Founding Strategy Plus Fund
AZL Invesco Equity and Income Fund
AZL Invesco Growth and Income Fund
AZL Invesco International Equity Fund
AZL JPMorgan International Opportunities Fund
AZL MetWest Total Return Bond Fund
AZL Morgan Stanley Global Real Estate Fund
AZL NFJ International Value Fund
AZL Pyramis® Total Bond Fund

In addition to the risks described under "Foreign Risk", issuers in emerging markets may present greater risk than investing in foreign issuers generally. Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.

AZL Schroder Emerging Markets Equity Fund
Emerging markets may have less developed trading markets and exchanges. Emerging countries may have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions of withdrawing the sales proceeds of securities from the country. Economies of developing countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. Governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of stocks of local companies. These investments may be substantially more volatile than stocks of issuers in the U.S. and other developed countries and may be very speculative.

ETF and Investment Company Risk

AZL BlackRock Capital Appreciation Fund
AZL BlackRock Global Allocation Fund
AZL DFA Emerging Markets Core Equity Fund
AZL DFA International Core Equity Fund
AZL DFA U.S. Small Cap Fund
AZL DFA U.S. Core Equity Fund
AZL Federated Clover Small Value Fund
AZL International Index Fund
AZL JPMorgan U.S. Equity Fund
AZL Schroder Emerging Markets Equity Fund

The Fund may invest in ETFs or shares of open-end or closed-end investment companies, including single country funds. Investing in another investment company exposes the Fund to all the risks of that investment company and, in general, subjects it to a pro rata portion of the other investment company's fees and expenses.

Extension Risk AZL BlackRock Global Allocation Fund AZL Enhanced Bond Index Fund AZL Franklin Templeton Founding Strategy Plus Fund AZL MetWest Total Return Bond Fund AZL Pyramis® Total Bond Fund	When interest rates rise, certain bond obligations will be paid in full by the issuer more slowly than anticipated, cause the value of the securities to fall.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

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Focused Investment Risk AZL NFJ International Value Fund AZL T. Rowe Price Capital Appreciation Fund
Focusing investments in a small number of issuers, industries, or regions increases risk. Funds that invest in a relatively small number of issuers may have more risk because changes in the value of a single security or the impact of a single economic, political, or regulatory occurrence may have a greater impact on the Fund's net asset value. Some of those issuers also may present substantial credit or other risks. The Fund may from time to time have greater risk if it invests a substantial portion of its assets in companies in related industries, such as technology or financial and business services, that may share common characteristics and are often subject to similar business risks and regulatory burdens. The securities of companies in similar industries may react similarly to economic, market, political, or other developments.

Foreign Risk

AZL BlackRock Capital Appreciation Fund
AZL BlackRock Global Allocation Fund
AZL Boston Company Research Growth Fund
AZL DFA Emerging Markets Core Equity Fund
AZL DFA Five-Year Global Fixed Income Fund
AZL DFA International Core Equity Fund
AZL Enhanced Bond Index Fund
AZL Federated Clover Small Value Fund
AZL Franklin Templeton Founding Strategy Plus Fund
AZL Gateway Fund
AZL International Index Fund
AZL Invesco Equity and Income Fund
AZL Invesco Growth and Income Fund
AZL Invesco International Equity Fund
AZL JPMorgan International Opportunities Fund
AZL JPMorgan U.S. Equity Fund
AZL MetWest Total Return Bond Fund
AZL MFS Investors Trust Fund
AZL MFS Mid Cap Value Fund
AZL MFS Value Fund
AZL Morgan Stanley Global Real Estate Fund
AZL NFJ International Value Fund
AZL Pyramis® Total Bond Fund
AZL Schroder Emerging Markets Equity Fund
AZL T. Rowe Price Capital Appreciation Fund
AZL Wells Fargo Large Cap Growth Fund

Because the Fund invests in securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country, including the risk of nationalization, expropriation or confiscatory taxation. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than U.S. accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.

Growth Stocks Risk

AZL BlackRock Capital Appreciation Fund
AZL Boston Company Research Growth Fund
AZL Invesco International Equity Fund
AZL MFS Investors Trust Fund
AZL Oppenheimer Discovery Fund
AZL Russell 1000 Growth Index Fund
AZL Wells Fargo Large Cap Growth Fund

The returns on growth stocks may or may not move in tandem with the returns on other categories of stocks, or the stock market as a whole. Growth stocks may be particularly susceptible to rapid price swings during periods of economic uncertainty or in the event of earnings disappointments. Further, growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. To the extent a growth style of investing emphasizes certain sectors of the market, such investments will be more sensitive to market, political, regulatory and economic factors affecting those sectors.

The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

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Income Risk

AZL DFA Five-Year Global Fixed Income Fund
AZL Franklin Templeton Founding Strategy Plus Fund
AZL Invesco Equity and Income Fund
AZL Invesco Growth and Income Fund
AZL MetWest Total Return Bond Fund
AZL Pyramis® Total Bond Fund
Income risk is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally higher for short-term bonds.
Index Fund Risk

AZL Enhanced Bond Index Fund
AZL International Index Fund
AZL Mid Cap Index Fund
AZL Russell 1000 Growth Index Fund
AZL Russell 1000 Value Index Fund
AZL S&P 500 Index Fund
AZL Small Cap Stock Index Fund

The Fund uses an indexing strategy. It does not attempt to manage market volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. The correlation between the performance of the Fund and the performance of the index may be affected by the Fund's expenses, changes in securities markets, selection of certain securities for the portfolio to represent the index, changes in the composition of the index, and the timing of purchases and redemptions of Fund shares.

Indexed and Inverse Securities Risk AZL BlackRock Global Allocation Fund
Certain indexed and inverse securities have greater sensitivity to changes in interest rates or index levels than other securities, and the Fund's investment in such instruments may decline signiﬁcantly in value if interest rates or index levels move in a way Fund management does not anticipate.

Industry Sector Risk AZL Invesco Equity and Income Fund AZL Wells Fargo Large Cap Growth Fund
At times, the Fund may invest a significant portion of its assets in the securities of companies involved in the financial services sector. By focusing on a particular sector from time to time, the Fund carries greater risk of adverse developments in a sector than a fund that always invests in a wide variety of sectors. Financial services companies are subject to extensive government regulation, which may affect their profitability in many ways, including by limiting the amount and types of loans and other commitments they can make, and the interest rates and fees they can charge. A financial services company's profitability, and therefore its stock price is especially sensitive to interest rate changes throughout the world, as well as the ability of borrowers to repay their loans. Changing regulations, continuing consolidations, and development of new products and structures are all likely to have a significant impact on financial services companies.

AZL Boston Company Research Growth Fund AZL Federated Clover Small Value Fund AZL Franklin Templeton Founding Strategy Plus Fund AZL Oppenheimer Discovery Fund AZL S&P 500 Index Fund
At times, the Fund may increase the relative emphasis of its investments in a particular industry. Stocks of issuers in a particular industry are subject to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry more than others. To the extent that the Fund has greater emphasis on investments in a particular industry, its share values may fluctuate in response to events affecting that industry.

Inflation-Indexed Securities AZL Franklin Templeton Founding Strategy Plus Fund
Inflation-indexed securities have a tendency to react to changes in real interest rates. Real interest rates represent nominal (stated) interest rates lowered by the anticipated effect of inflation. In general, the price of an inflation-indexed security decreases when real interest rates increase, and increases when real interest rates decrease. Interest payments on inflation-indexed securities will fluctuate as the principal and/or interest is adjusted for inflation and can be unpredictable.

The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

More About the Funds Investment Risks

Initial Public Offerings Risk AZL BlackRock Capital Appreciation Fund AZL BlackRock Global Allocation Fund AZL Schroder Emerging Markets Equity Fund AZL Small Cap Stock Index Fund
The Fund may invest in initial public offerings (IPOs). By definition, securities issued in IPOs have not traded publicly until the time of their offerings. There may be only a limited number of shares available for trading, the market for those securities may be unseasoned, and the issuer may have a limited operating history. These factors may contribute to price volatility. The limited number of shares available for trading in some IPOs may also make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. In addition, some companies initially offering their shares publicly are involved in relatively new industries or lines of business, which may not be widely understood by investors. Some of the companies involved in new industries may be regarded as developmental stage companies, without revenues or operating income, or the near-term prospects of them. Many IPOs are by small- or micro-cap companies that are undercapitalized.

Interest Rate Risk

AZL BlackRock Capital Appreciation Fund
AZL BlackRock Global Allocation Fund
AZL DFA Five-Year Global Fixed Income Fund
AZL Invesco Equity and Income Fund
AZL Invesco Growth and Income Fund
AZL MetWest Total Return Bond Fund
AZL Pyramis® Total Bond Fund
AZL T. Rowe Price Capital Appreciation Fund

Interest rate risk is the chance that the value of the bonds the Fund holds will decline due to rising interest rates. When interest rates rise, the price of most bonds goes down. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates. Interest rates in the U.S. are at, or near, historic lows, which may increase the Fund's exposure to risks related to rising rates.

AZL Enhanced Bond Index Fund AZL Franklin Templeton Founding Strategy Plus Fund
As nominal interest rates rise, the value of fixed income securities held by a Fund is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including Treasury Inflation-Protected Securities ("TIPS"), decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations. Interest rates in the U.S. are at, or near, historic lows, which may increase the Fund's exposure to risks related to rising rates.

Issuer Risk All of the Funds
The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer's products or services.

Leveraging Risk

AZL BlackRock Capital Appreciation Fund
AZL BlackRock Global Allocation Fund
AZL Enhanced Bond Index Fund
AZL Federated Clover Small Value Fund
AZL International Index Fund
AZL Pyramis® Total Bond Fund
AZL S&P 500 Index Fund
AZL Small Cap Stock Index Fund

Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery, or forward commitment transaction. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, the Fund will segregate or "earmark" liquid assets or otherwise cover transactions that may give rise to such risk. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. In addition, leverage, including borrowing, may exaggerate the effect of any increase or decrease in the value of a Fund's portfolio securities.

The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

More About the Funds Investment Risks

Liquidity Risk

AZL BlackRock Capital Appreciation Fund
AZL BlackRock Global Allocation Fund
AZL DFA Five-Year Global Fixed Income Fund
AZL Enhanced Bond Index Fund
AZL Federated Clover Small Value Fund
AZL International Index Fund
AZL JPMorgan International Opportunities Fund
AZL MetWest Total Return Bond Fund
AZL MFS Investors Trust Fund
AZL MFS Mid Cap Value Fund
AZL MFS Value Fund
AZL Morgan Stanley Global Real Estate Fund
AZL NFJ International Value Fund
AZL Pyramis® Total Bond Fund
AZL S&P 500 Index Fund
AZL Schroder Emerging Markets Equity Fund
AZL T. Rowe Price Capital Appreciation Fund
AZL Wells Fargo Large Cap Growth Fund

Liquidity risk exists when particular investments are difficult to purchase or sell. Investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Restricted securities may be subject to liquidity risk because they may have terms that limit their resale to other investors or may require registration under applicable securities laws before they may be sold publicly. Funds with principal investment strategies that involve restricted securities, foreign securities, derivatives, companies with small market capitalization or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Due to the lack of liquidity and, in some cases, of publicly available information, it may in some circumstances be difficult to arrive at a fair value for certain illiquid securities.

Market Risk All of the Funds
The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. The value of the Fund's portfolio may fluctuate to a greater or lesser degree than fluctuations of the general stock market. For those Funds that invest in stocks of foreign companies, the value of the Fund's portfolio will be affected by changes in foreign stock markets and the special economic and other factors that might primarily affect stock markets in particular foreign countries and regions. Equity securities generally have greater price volatility than fixed income securities. Preferred stock generally holds preference as to dividends and liquidation over an issuer's common stock but ranks junior to an issuer's debt securities. Preferred stock dividends are payable only if declared by the issuer's board, and preferred stock also may be subject to optional or mandatory redemption provisions.

The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

More About the Funds Investment Risks

Mortgage-Related and Other Asset-Backed Risk

AZL BlackRock Global Allocation Fund
AZL Enhanced Bond Index Fund
AZL Invesco Equity and Income Fund
AZL MetWest Total Return Bond Fund
AZL Pyramis® Total Bond Fund
AZL T. Rowe Price Capital Appreciation Fund

The Fund may invest in a variety of mortgage-related and other asset-backed securities, which are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to call risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. If a Fund purchases mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the Fund may receive payments only after the pool's obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool's ability to make payments of principal or interest to the Fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless. An unexpectedly high or low rate of prepayments on a pool's underlying mortgages may have a similar effect on subordinated securities. A mortgage pool may issue securities subject to various levels of subordination. The risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities. A Fund's investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Options Risk AZL Gateway Fund AZL T. Rowe Price Capital Appreciation Fund
The value of the Fund's positions in index options fluctuates in response to changes in the value of the underlying index. Writing index call options reduces the risk of owning stocks, but it limits the opportunity to profit from an increase in the market value of stocks in exchange for up-front cash at the time of selling the call option. The Fund also risks losing all or part of the cash paid for purchasing index put options. Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the Fund's option strategies, and for these and other reasons the Fund's option strategies may not reduce the Fund's volatility to the extent desired. From time to time, the Fund may reduce its holdings of put options, resulting in an increased exposure to a market decline.

Portfolio Turnover

AZL BlackRock Capital Appreciation Fund
AZL DFA Five-Year Global Fixed Income Fund
AZL Enhanced Bond Index Fund
AZL JPMorgan U.S. Equity Fund
AZL MetWest Total Return Bond Fund
AZL NFJ International Value Fund
AZL Oppenheimer Discovery Fund
AZL Pyramis® Total Bond Fund
AZL Schroder Emerging Markets Equity Fund
AZL Wells Fargo Large Cap Growth Fund

The Fund may actively and frequently trade its portfolio securities or may turn over a significant portion of its portfolio securities in a single year. High portfolio turnover (100% or more) results in higher transaction costs and can adversely affect the Fund's performance.

The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

More About the Funds Investment Risks

Preferred Securities Risk AZL Invesco Equity and Income Fund
There are special risks associated with investing in preferred securities. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If the Fund owns a security that is deferring or omitting its distributions, the Fund may be required to report the distribution on its tax returns, even through it may not have received this income. Further, preferred securities may lose substantial value due to omission or deferment of dividend payments.

Precious Metal Related Securities Risk AZL BlackRock Global Allocation Fund
Prices of precious metals and of precious metal related securities historically have been very volatile. The high volatility of precious metal prices may adversely affect the financial condition of companies involved with precious metals. The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals. Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.
Some precious metals mining operation companies may hedge, to varying degrees, their exposure to falls in precious metals prices by selling forward future production. This may limit the company's ability to beneﬁt from future increases in the price of precious metals, thereby lowering returns to the Fund. Hedging techniques also have their own risk, including the possibility that a mining company or other party will be unable to meet its contractual obligations and potential margin requirements.
Other factors that may affect the prices of precious metals and securities related to them include changes in inﬂation, the outlook for inﬂation and changes in industrial and commercial demand for precious metals. Additionally, increased environmental or labor costs may depress the value of mining and metal investments.

Private Placed Securities Risk

AZL BlackRock Capital Appreciation Fund
AZL BlackRock Global Allocation Fund
AZL Enhanced Bond Index Fund
AZL Franklin Templeton Founding Strategy Plus Fund
AZL JPMorgan International Opportunities Fund
AZL MetWest Total Return Bond Fund
AZL Pyramis® Total Bond Fund

The Fund may invest in privately placed securities, which are subject to resale restrictions. These securities will have the effect of increasing the level of the Fund illiquidity to the extent the Fund may be unable to sell or transfer these securities due to restrictions on transfers or in the ability to find buyers interested in purchasing the securities. The illiquidity of the market, as well as the lack of publicly available information regarding these securities, may also adversely affect the ability to arrive at a fair value for certain securities at certain times and could make it difficult for the Fund to sell certain securities.

Real Estate Investments Risk

AZL BlackRock Global Allocation Fund
AZL Federated Clover Small Value Fund
AZL Gateway Fund
AZL Invesco Equity and Income Fund
AZL Invesco Growth and Income Fund
AZL JPMorgan International Opportunities Fund
AZL JPMorgan U.S. Equity Fund
AZL MFS Mid Cap Value Fund
AZL Pyramis® Total Bond Fund

The performance of real estate investments (REITs) depends on the strength of real estate markets, REIT management and property management which can be affected by many factors, including national and regional economic conditions.

The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

More About the Funds Investment Risks

AZL Morgan Stanley Global Real Estate Fund
Because of the Fund's policy of concentrating its investments in securities of companies operating in the real estate industry, the Fund is more susceptible to the risks of investing in real estate directly. Real estate is a cyclical business, highly sensitive to general and local economic developments and characterized by intense competition and periodic overbuilding. Real estate income and values may also be greatly affected by demographic trends, such as population shifts or changing tastes and values. Government actions, such as tax increases, zoning law changes or environmental regulations, may also have a major impact on real estate. Changing interest rates and credit quality requirements will also affect the cash flow of real estate companies and their ability to meet capital needs. Investing in companies operating in the real estate industry also exposes investors to the way in which these real estate companies are organized and operated. In addition to investing directly in real estate, these companies may engage directly in real estate management or development activities. Operating these companies requires specialized management skills and the Fund indirectly bears the management expenses of these companies along with the direct expenses of the Fund. Individual real estate companies may own a limited number of properties and may concentrate in a particular region or property type.

Regulatory Risk AZL Wells Fargo Large Cap Growth Fund
Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Repurchase Agreements and Purchase and Sale Contracts Risks AZL BlackRock Global Allocation Fund AZL Enhanced Bond Index Fund AZL International Index Fund AZL MetWest Total Return Bond Fund
If the other party to a repurchase agreement or purchase and sale contract defaults on it obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in ether situation and the market value of the security declines, the Fund may lose money.

Security Quality Risk (also known as "High Yield Risk")

AZL BlackRock Global Allocation Fund
AZL Franklin Templeton Founding Strategy Plus Fund
AZL MetWest Total Return Bond Fund
AZL Pyramis® Total Bond Fund
AZL T. Rowe Price Capital Appreciation Fund

The Fund may invest in high yield, high risk debt securities and unrated securities of similar credit quality (commonly known as "junk bonds") may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund's ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose the value of its entire investment.

The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

More About the Funds Investment Risks

Selection Risk

AZL BlackRock Capital Appreciation Fund
AZL BlackRock Global Allocation Fund
AZL Boston Company Research Growth Fund
AZL DFA Emerging Markets Core Equity Fund
AZL DFA Five-Year Global Fixed Income Fund
AZL DFA International Core Equity Fund
AZL DFA U.S. Small Cap Fund
AZL DFA U.S. Core Equity Fund
AZL Enhanced Bond Index Fund
AZL Federated Clover Small Value Fund
AZL Franklin Templeton Founding Strategy Plus Fund
AZL Gateway Fund
AZL International Index Fund
AZL Invesco Equity and Income Fund
AZL Invesco Growth and Income Fund
AZL Invesco International Equity Fund
AZL JPMorgan International Opportunities Fund
AZL JPMorgan U.S. Equity Fund
AZL MetWest Total Return Bond Fund
AZL MFS Investors Trust Fund
AZL MFS Mid Cap Value Fund
AZL MFS Value Fund
AZL Mid Cap Index Fund
AZL Morgan Stanley Global Real Estate Fund
AZL NFJ International Value Fund
AZL Oppenheimer Discovery Fund
AZL Pyramis® Total Bond Fund
AZL S&P 500 Index Fund
AZL Schroder Emerging Markets Equity Fund
AZL Small Cap Stock Index Fund
AZL T. Rowe Price Capital Appreciation Fund
AZL Wells Fargo Large Cap Growth Fund

The Fund is an actively managed investment portfolio. The portfolio manager(s) make investment decisions for the Fund's assets. The investment approach of some Funds emphasizes buying and holding securities, even through adverse markets, while the investment approach of other Funds emphasizes frequent trading in order to take advantage of short-term market movements. However, there can be no guarantee they will produce the desired results and poor security selection may cause the Fund to underperform its benchmark index or other funds with similar investment objectives.

The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

More About the Funds Investment Risks

Short Sales Risk AZL BlackRock Global Allocation Fund AZL Enhanced Bond Index Fund AZL Franklin Templeton Founding Strategy Plus Fund AZL International Index Fund AZL MetWest Total Return Bond Fund
The Fund may engage in short sales, which are transactions in which the Fund sells securities borrowed from others with the expectation that the price of the security will fall before the Fund must purchase the security to return it to the lender. The Fund may make short sales of securities, either as a hedge against potential declines in value of a portfolio security or to realize appreciation when a security that the Fund does not own declines in value. The Fund will not make a short sale if, after giving effect to such sale, the market value of all securities sold short exceeds 20% of the value of its total assets. However, the fund may make short sales "against the box" without being subject to this limitation. In this type of short sale, at the time of the sale, the Fund owns or has the immediate and unconditional right to acquire the identical securities at no additional cost.
Because making short sales in securities that it does not own exposes the Fund to the risks associated with those securities, such short sales involve speculative exposure risk. The Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the security sold short. The Fund will realize a gain if the security declines in price between those dates. As a result, if the Fund makes short sales in securities that increase in value, it will likely underperform similar funds that do not make short sales in securities they do not own. There can be no assurance that the Fund will be able to close out a short sale position at any particular time or at an acceptable price. Although the Fund's gain is limited to the amount at which it sold a security short, its potential loss is limited only by the maximum attainable price of the security, less the price at which the security was sold. The Fund may also pay transaction costs and borrowing fees in connection with short sales.

Sovereign Debt Risk

AZL BlackRock Global Allocation Fund
AZL DFA Five-Year Global Fixed Income Fund
AZL Enhanced Bond Index Fund
AZL Franklin Templeton Founding Strategy Plus Fund
AZL International Index Fund
AZL Pyramis® Total Bond Fund

Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity's debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

Special Situations Risk AZL Franklin Templeton Founding Strategy Plus Fund
Periodically, the Fund might use aggressive investment techniques. These might include seeking to benefit from what the subadviser perceives to be "special situations", such as mergers, reorganizations, restructurings or other unusual events expected to affect a particular issuer. However, there is a risk that the change or event might not occur, which could have a negative impact on the price of the issuer's securities. The Fund's investment might not produce the expected gains or could incur a loss for the portfolio.

The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

More About the Funds Investment Risks

Standby Commitment Agreements Risk AZL BlackRock Global Allocation Fund
Standby commitment agreements involve the risk that the security the Fund buys will lose value prior to its delivery to the Fund and will no longer be worth what the Fund has agreed to pay for it. These agreements also involve the risk that if the security goes up in value, the counterparty will decide not to issue the security. In this case, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security's price.

Structured Notes Risk AZL BlackRock Global Allocation Fund AZL Franklin Templeton Founding Strategy Plus Fund
Structured notes and other related instruments purchased by the Fund are generally privately negotiated debt obligations where the principal and/or interest is determined by reference to the performance of a specific asset, benchmark asset, market or interest rate ("reference measure"). The purchase of structured notes exposes the Fund to the credit risk of the issuer of the structured product. Structured notes may be leveraged, increasing the volatility of each structured note's value relative to the change in the reference measure. Structured notes may also be less liquid and more difficult to price accurately than less complex securities and instruments or more traditional debt securities.
Structured notes may be positively or negatively indexed, so the appreciation of the reference measure may produce an increase or a decrease in the interest rate or the value of the principal at maturity. The rate of return on structured notes may be determined by applying a multiplier to the performance or differential performance of reference measures. Application of a multiplier involves leverage that will serve to magnify the potential for gain and the risk of loss.
The purchase of structured notes exposes the Fund to the credit risk of the issuer of the structured product. Structured notes may also be more volatile, less liquid, and more difﬁcult to price accurately than less complex securities and instruments or more traditional debt securities.

Subsidiary Risk AZL BlackRock Global Allocation Fund
By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary's investments. The commodity-related instruments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund (see "Commodities-Related Investment Risk" above). There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the Investment Company Act, and is not subject to all the investor protections of the Investment Company Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund is subadvised, and the Subsidiary is managed, by BlackRock, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders. The Board has oversight responsibility for the investment activities of the Fund, including its investment in the Subsidiary, and the Fund's role as sole shareholder of the Subsidiary. The Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and could adversely affect the Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

Technology Risk AZL Federated Clover Small Value Fund
Proprietary and third party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.

U.S. Government Obligations Risks AZL Enhanced Bond Index Fund AZL Pyramis® Total Bond Fund
Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency's obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Value Stocks Risk

AZL DFA Emerging Markets Core Equity Fund
AZL DFA International Core Equity Fund
AZL DFA U.S. Core Equity Fund
AZL Federated Clover Small Value Fund
AZL Franklin Templeton Founding Strategy Plus Fund
AZL Invesco Equity and Income Fund
AZL JPMorgan U.S. Equity Fund
AZL MFS Investors Trust Fund
AZL MFS Mid Cap Value Fund
AZL MFS Value Fund
AZL NFJ International Value Fund
AZL Russell 1000 Value Index Fund
AZL T. Rowe Price Capital Appreciation Fund

The value style of investing emphasizes stocks of undervalued companies whose characteristics may lead to improved valuations. These stocks may remain undervalued because value stocks, as a category, may lose favor with investors compared to other categories of stocks or because the valuations of these stocks do not improve in response to changing market or economic conditions.

Warrants Risk AZL BlackRock Capital Appreciation Fund AZL BlackRock Global Allocation Fund AZL Morgan Stanley Global Real Estate Fund
If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the Fund loses any amount it paid for the warrant. Thus, investments in warrants may involve substantially more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

When Issued and Delayed Delivery Securities and Forward Commitments Risk AZL BlackRock Capital Appreciation Fund AZL BlackRock Global Allocation Fund
The purchase or sale of securities on a when issued basis or on a delayed delivery basis or through a forward commitment involves the purchase or sale of securities by the Fund at an established price with payment and delivery taking place in the future. The Fund enters into these transactions to obtain what considered an advantageous price to the fund at the time of entering into the transaction.

Transfer Supported Features of Certain Annuity Contracts
The Funds may be offered under certain variable annuities that have guaranteed value or benefit features that are supported by automatic transfers between investment choices available under the product (the "Transfer Supported Features"). If the Transfer Supported Features are available to you, they are described in the prospectus for your Contract. These features may be known as the Guaranteed Account Value Benefit, Guaranteed Principal Value Benefit, the PRIME Plus Benefit, the Lifetime Plus Benefit, the Lifetime Plus II Benefit, Target Date Retirement Benefit, Income Protector,
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

More About the Funds Investment Risks

Investment Protector, or another name. Under the Transfer Supported Features, contract values may be rebalanced periodically. This rebalancing can cause a fund, including the Funds, to incur transactional expenses as it buys or sells securities to manage asset inflows or outflows. During periods of market volatility, brokerage fees resulting from such transfers could increase substantially. Also, large outflows from a fund may increase expenses attributable to the assets remaining in the fund. These increased expenses can have an adverse impact on the performance of an affected fund and on contract or policy owners who have assets allocated to it. Even if you do not participate in the Transfer Supported Programs you may be impacted if you allocate assets to a fund, including the Funds, that is affected by transfers under the Transfer Supported Features.
Cyber Security Risk
Like other business enterprises, the use of the Internet and other electronic media and technology exposes a Fund, and the Fund's service providers, and their respective operations, to potential risks from cyber-security attacks or incidents (collectively, "cyber-events"). Cyber-events may include, for example, unauthorized access to systems, networks or devices (such as, for example, through "hacking" activity), infection from computer viruses or other malicious software code, and attacks which shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. In addition to intentional cyber-events, unintentional cyber-events can occur, such as, for example, the inadvertent release of confidential information. Any cyber-event could adversely impact the Funds and its shareholders and cause the Funds to incur financial loss and expense, as well as face exposure to regulatory penalties, reputational damage and additional compliance costs associated with corrective measures. A cyber-event may cause a Fund, or its service providers, to lose proprietary information, suffer data corruption, lose operational capacity (such as, for example, the loss of the ability to process transactions, calculate a Fund's NAV, or allow shareholders to transact business), and/or fail to comply with applicable privacy and other laws. Among other potentially harmful effects, cyber-events also may result in theft, unauthorized monitoring and failures in the physical infrastructure or operating systems that support a Fund and its service providers. In addition, cyber-events affecting issuers in which a Fund invests could cause a Fund's investments to lose value. The Funds' Subdvisers, affiliates and principal service providers have established risk management systems reasonably designed to seek to reduce the risks associated with cyber-events, however, there is no guarantee that the efforts of the Subadvisers, affiliates, or other service providers, will succeed, either entirely or partially, among other reasons, the nature of malicious cyber-attacks is becoming increasingly sophisticated and the Funds' Subadvisers, affiliates and affiliates and principal service providers, cannot control the cyber systems and cyber security systems of issuers or third-party service providers.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Management

FUND MANAGEMENT

THE MANAGER

Allianz Investment Management LLC serves as the Manager for the Funds pursuant to the terms of an investment management agreement. The Manager has signed subadvisory agreements or portfolio management agreements ("Subadvisory Agreements") with various subadvisers for portfolio management functions for the Funds. The subadvisers manage the portfolio securities of the Funds and provide additional services including research, selection of brokers and similar services. The Manager compensates the subadvisers for their services as provided in the Subadvisory Agreements. A discussion of the Board of Trustees' basis for approving the Funds' Investment Management Agreement with the Manager and the Subadvisory Agreements with the subadvisers is available in the Funds' Annual Reports for the year ended December 31, 2015.
The Manager was established as an investment adviser by Allianz Life Insurance Company of North America in April 2001. The Manager evaluates and selects subadvisers for the Trust, subject to the oversight of the Board of Trustees, and to a more limited extent, provides investment advice with regard to selection of individual portfolio securities. In addition, the Manager constantly evaluates possible additional or alternative subadvisers for the Trust. The Manager currently acts as Manager of all of the Funds of the Trust. The Manager's other clients are the Allianz Variable Insurance Products Fund of Funds Trust ("FOF Trust") and various affiliated entities. As of December 31, 2015, the Manager had aggregate assets under management of $120.14 billion. The Manager monitors and reviews the activities of each of the subadvisers.
Brian Muench is the president of the Manager and of the Trust and ultimately responsible for evaluating and selecting subadvisers for the Trust. Mr. Muench joined Allianz Life Insurance Company of North America (Allianz Life), the parent of the Manager, in 1998. Mr. Muench served as vice president of the Manager from 2005 until he was elected president in 2010. Mr. Muench is also a vice president of Allianz Life.
The Manager's address is 5701 Golden Hills Drive, Minneapolis, Minnesota 55416.

THE SUBADVISERS OF THE FUNDS

AZL BlackRock Capital Appreciation Fund
BlackRock Capital Management, Inc. ("BlackRock Capital") was organized in 1994 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, DE 19809. BlackRock Capital is a wholly-owned, indirect subsidiary of BlackRock, Inc. BlackRock, Inc., one of the largest publicly traded investment management firms in the United States having, together with its affiliates, approximately $4.64 trillion in investment company and other assets under management as of December 31, 2015. BlackRock, Inc. is an affiliate of The PNC Financial Services Group, Inc.

AZL Boston Company Research Growth Fund
Founded in 1970, The Boston Company Asset Management, LLC, has $36.6 billion in assets under management and $2.7 billion in assets under advisement, as of Dec. 31, 2015. It is a global, performance-driven investment management firm that is committed to providing creative investment solutions for its clients, built on a long, distinguished tradition of bottom-up stock selection and in-depth, investigative research.
A subsidiary of BNY Mellon Corp., The Boston Company is located at One Boston Place, Boston, MA 02108-4408.

AZL DFA Emerging Markets Core Equity Fund; AZL DFA Five-Year Global Fixed Income Fund;AZL DFA International Core Equity Fund; AZL DFA U.S. Core Equity Fund; AZL DFA U.S. Small Cap Fund
Dimensional Fund Advisors LP ("DFA") is located at 6300 Bee Cave Road, Building One, Austin, TX 78746. DFA has been engaged in the business of providing investment management services since May 1981. DFA is currently organized as a Delaware limited partnership and is controlled and operated by its general partner, Dimensional Holdings Inc., a Delaware corporation. As of December 31, 2015, assets under management for all Dimensional affiliated advisors totaled approximately $388 billion.

AZL Enhanced Bond Index Fund
BlackRock Financial Management, Inc. ("BlackRock Financial") has its principal offices at 55 East 52nd Street, New York, NY 10055. BlackRock Financial is a wholly-owned, indirect subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States having, together with its affiliates, approximately $4.64 trillion in investment company and other assets under management as of December 31, 2015. BlackRock, Inc. is an affiliate of The PNC Financial Services Group, Inc.

The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Management

AZL BlackRock Global Allocation Fund; AZL International Index Fund; AZL Mid Cap Index Fund; AZL Russell 1000 Growth Index Fund; AZL Russell 1000 Value Index Fund; AZL S&P 500 Index Fund; AZL Small Cap Stock Index Fund

 BlackRock Investment Management, LLC ("BlackRock Investment") has its principal offices at 1 University Square Drive, Princeton, NJ 08540. BlackRock Investment is a wholly-owned, indirect subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States having, together with its affiliates, approximately $4.64 trillion in investment company and other assets under management as of December 31, 2015. BlackRock, Inc. is an affiliate of The PNC Financial Services Group, Inc.

AZL Federated Clover Small Value Fund
Federated Global Investment Management Corp. ("Federated") manages the Fund primarily through Federated Clover Investment Advisors, a division of Federated. Federated manages the Fund's assets, including buying and selling portfolio securities. Federated Advisory Services Company ("FASC"), an affiliate of Federated, provides research, quantitative analysis, equity trading and transaction settlement and certain support services to Federated. The fee for these services provided by FASC is paid by Federated and not by the Fund.
Federated, and other subsidiaries of Federated Investors, Inc., advise approximately 122 equity, fixed-income and money market mutual funds as well as a variety of other customized separately managed accounts and private investment companies and other pooled investment vehicles (including non-U.S./offshore funds) which totaled approximately $361.1 billion in assets as of December 31, 2015. Federated Investors, Inc. was established in 1955 and is one of the largest investment managers in the United States with approximately 1,445 employees. Federated Investors, Inc. provides comprehensive investment management to more than 8.400 institutions and intermediaries including corporations, government entities, insurance companies, foundations and endowments, banks, and broker/dealers.
The subadviser, Federated, advises approximately 19 equity mutual funds (including subadvised funds) as well as a variety of separately managed accounts, institutional separate accounts and private investment companies and other pooled investment vehicles (including non-U.S./offshore funds) which totaled approximately $11.8 billion in assets as of December 31, 2015.
The address of Federated is 101 Park Avenue, Suite 4100, New York, NY 10178-0002. The address of FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. Federated and FASC are subsidiaries of Federated Investors, Inc.

AZL Franklin Templeton Founding Strategy Plus Fund (Franklin Income Strategy and Templeton Global Bond Strategy)
Franklin Advisers, Inc. ("Franklin Advisers") is located at One Franklin Parkway, San Mateo, CA 94403-1906. Together, Franklin Advisers and its affiliates manage, as of December 31, 2015, over $763.9 billion in assets, and have been in the investment management business since 1947.

AZL Franklin Templeton Founding Strategy Plus Fund (Mutual Shares Strategy)
Franklin Mutual Advisers, LLC ("Franklin Mutual") is located at 101 John F. Kennedy Parkway, Short Hills, NJ 07078. Together, Franklin Mutual and its affiliates manage, as of December 31, 2015, over $763.9 billion in assets, and have been in the investment management business since 1947.

AZL Gateway Fund
Gateway Investment Advisers, LLC ("Gateway") is located at 312 Walnut Street, 35th Floor, Cincinnati, OH 45202, serves as the subadviser of the Fund. Gateway is a subsidiary of Natixis Global Asset Management, L.P. Gateway had approximately $12.2 billion in assets under management at December 31, 2015.

AZL Invesco Equity and Income Fund; AZL Invesco Growth and Income Fund; AZL Invesco International Equity Fund
Invesco Advisers, Inc. ("Invesco") is located at 1555 Peachtree, N.E., Atlanta, GA 30309, is the subadviser to the AZL Invesco International Equity Fund, AZL Invesco Equity and Income Fund, and AZL Invesco Growth and Income Fund. Invesco, as successor in interest to multiple investment advisers, has been an investment adviser since 1976. Today, Invesco advises or manages investment portfolios, including the Funds, encompassing a broad range of investment objectives. Invesco is an indirect wholly owned subsidiary of Invesco Ltd., Atlanta, GA. Total net assets under the management of Invesco Ltd. And its affiliates was approximately $775.6 billion as of December 31, 2015.

AZL JPMorgan International Opportunities Fund; AZL JPMorgan U.S. Equity Fund
 J.P. Morgan Investment Management Inc. ("JPMIM") is a wholly-owned subsidiary of J.P. Morgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co., a bank holding company. JPMIM is located at 270 Park Avenue, New York, NY 10017. As of December 31, 2015, JPMIM and its affiliates had $1.72 trillion in assets under management.

The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Management

AZL MFS Investors Trust Fund; AZL MFS Mid Cap Value Fund; AZL MFS Value Fund
Massachusetts Financial Services Company ("MFS") is located at 111 Huntington Avenue, Boston, Massachusetts 02199. MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect majority owned subsidiary of Sun Life Financial Inc. (a diversified financial services organization). Net assets under the management of the MFS organization were approximately $413 billion as of December 31, 2015.

AZL MetWest Total Return Bond Fund
Metropolitan West Asset Management, LLC ("MetWest"), has its principal offices at 865 South Figueroa Street, Los Angeles, California 90017. MetWest was founded in 1996, and, together with the TCW Group, Inc. and its other subsidiaries, which provide a variety of trust, investment management and investment advisory services, had approximately $180.7 billion under management or committed to management, including $146.6 billion of U.S. fixed income investments, as of December 31, 2015.

AZL Morgan Stanley Global Real Estate Fund; AZL Morgan Stanley Mid Cap Growth Fund
Morgan Stanley Investment Management Inc. ("MSIM") is a wholly-owned subsidiary of Morgan Stanley. MSIM, together with its affiliated asset management companies, had approximately $406 billion under management or supervision as of December 31, 2015. The offices of MSIM are located at 522 Fifth Avenue, New York, NY 10036. The following affiliates of MSIM serve as sub-subadvisers to the AZL Morgan Stanley Global Real Estate Fund, and are responsible for day-to-day management of the Fund's assets:  (i) Morgan Stanley Investment Management Limited, with headquarters located at 25 Cabot Square, Canary Wharf, London E144QA, England, and (ii) Morgan Stanley Investment Management Company, with headquarters located at 23 Church Street, #16-01 Capital Square, Singapore 049481.

AZL NFJ International Value Fund
NFJ Investment Group LLC ("NFJ") is a Delaware limited liability company and is a registered investment adviser under the Advisers Act. Its principal place of business is 2100 Ross Avenue, Suite 700, Dallas, Texas 75201. As of December 31, 2015, NFJ had aggregate assets under management of $28.9 billion. NFJ is affiliated with the Manager.

AZL Oppenheimer Discovery Fund
OppenheimerFunds, Inc. ("Oppenheimer") has been an investment adviser since 1960. Oppenheimer manages open-end mutual funds, and is the parent company of several other companies that provide investment advisory services for institutional clients and distribution and shareholder services for other investment companies. As of December 31, 2015, Oppenheimer had $216.9 billion under management. Oppenheimer is wholly owned by Oppenheimer Acquisition Corporation, a holding company controlled by Massachusetts Mutual Life Insurance Company. Oppenheimer is located at 225 Liberty Street, 11th Floor, New York, NY 10281-1008.

AZL Pyramis® Total Bond Fund
FIAM LLC ("FIAM") has its principal offices at 900 Salem Street, Smithfield, RI 02917. FIAM and its group of affilitaes managed approximately $61.575 billion in assets worldwide as of December 31, 2015. FIAM LLC is an indirectly-held wholly-owned subsidiary of FMR LLC (along with its affiliates, "Fidelity Investments").

AZL Schroder Emerging Markets Equity Fund
Schroder Investment Management North America Inc. ("Schroder"), 875 Third Avenue, 22nd Floor, New York, NY 10022-6225, is a registered investment advisor that is part of a worldwide group of financial services companies that are together known as Schroders, with assets under management as of December 31, 2015 of approximately $462.1 billion. Schroder currently serves as investment advisor to other mutual funds, and a broad range of institutional investors. Schroder Investment Management North America Ltd (Schroder Ltd), an affiliate of Schroder with headquarters located at 31 Gresham Street, London EC2V 7QA, England, serves as the sub-subadviser to the Fund and is responsible for day-to-day management of the Fund's assets.

AZL T. Rowe Price Capital Appreciation Fund
T. Rowe Price Associates, Inc. ("T. Rowe Price") is a SEC-registered investment adviser that provides investment management services to individual and institutional investors, and sponsors and serves as adviser and sub-adviser to registered investment companies, institutional separate accounts, and common trust funds. The address for T. Rowe Price is 100 East Pratt Street, Baltimore, Maryland 21202. As of December 31, 2015, the Firm managed approximately $763.1 billion for more than 10 million individual and institutional investor accounts.

AZL Franklin Templeton Founding Strategy Plus Fund (Templeton Growth Strategy)
Templeton Global Advisors Limited ("Global Advisors") is located in Lyford Cay, Nassau, Bahamas. Together, Global Advisors and its affiliates manage, as of December 31, 2015, over $763.9 billion in assets, and have been in the investment management business since 1947.

The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Management

AZL Wells Fargo Large Cap Fund
Wells Capital Management Incorporated ("WellsCap"), a registered investment adviser located at 525 Market Street, San Francisco, CA 94105, serves as a sub-adviser and provides portfolio management services to the Fund. WellsCap, indirect wholly owned subsidiary of Wells Fargo & Company, is a multi-boutique asset management firm committed to delivering superior investment services to institutional clients. As of December 31, 2015, Wells Capital Management Inc. managed approximately $349.3 billion.

THE PORTFOLIO MANAGERS OF THE FUNDS

AZL BlackRock Capital Appreciation Fund
Lawrence Kemp has been a Managing Director of BlackRock, Inc. since joining BlackRock in 2012. He previously served as a Managing Director with UBS Global Asset Management. Mr. Kemp is primarily responsible for the day-to-day management of the Fund's portfolio, including setting the Fund's overall investment strategy and overseeing the management of the Fund.
AZL BlackRock Global Allocation Fund
Dennis Stattman, CFA, Managing Director of BlackRock, Inc. since 2006 and Head of BlackRock Global Allocation Team; Managing Director of Merrill Lynch Investment Manager, L.P. ("MLIM") from 2000 to 2006; Director of MLIM from 1989 to 2000.
Dan Chamby, CFA, Managing Director of BlackRock, Inc. since 2007; Director of BlackRock, Inc. in 2006; Director of MLIM from 2000 to 2006; Vice President of MLIM from 1993 to 2000.
Aldo Roldan, PhD, Managing Director of BlackRock, Inc. since 2008; Director of BlackRock, Inc. from 2006 to 2007; and Director of MLIM from 1998 to 2006.
AZL Boston Company Research Growth Fund
Elizabeth Slover has been the portfolio manager of the Fund since January 2009. Ms. Slover is Senior Managing Director at The Boston Company Asset Management, LLC ("The Boston Company"), and is the director of The Boston Company's global research team.
AZL DFA Emerging Markets Core Equity Fund and AZL DFA International Core Equity Fund
Joseph H. Chi is co-head of Portfolio Management and a Vice President of Dimensional and Chairman of the Investment Committee. Mr. Chi has an MBA and BS from the University of California, Los Angeles and also a JD from the University of Southern California. Mr. Chi joined Dimensional as a Portfolio Manager in 2005 and has been responsible for Dimensional's international equity portfolios since 2010 and U.S. equity portfolios since 2012. Mr. Chi has been a portfolio manager for the Fund since 2015.
Jed S. Fogdall is co-head of Portfolio Management and a Vice President of Dimensional and a member of the Investment Committee of Dimensional. Mr. Fogdall has an MBA from the University of California, Los Angeles and a BS from Purdue University. Mr. Fogdall joined Dimensional as a Portfolio Manager in 2004 and has been responsible for Dimensional's international equity portfolios since 2010 and U.S. equity portfolios since 2012. Mr. Fogdall has been a portfolio manager for the Fund since 2015.
Bhanu P. Singh is a Portfolio Manager and Vice President of Dimensional. Mr. Singh received his MBA from the University of Chicago and his BA from the University of California, Los Angeles. Mr. Singh joined Dimensional originally in 2003, has been a portfolio manager since 2012 and has been responsible for Dimensional's U.S. equity portfolios since 2014.  Mr. Singh has been a portfolio manager for the Fund since 2015.
Allen Pu, PhD, CFA, is a Senior Portfolio Manager and Vice President at Dimensional. He holds an MBA from the Anderson School of Management at the University of California, Los Angeles. He also holds a MS and PhD from the California Institute of Technology, and a BS from the Cooper Union for the Advancement of Science and Art. Mr. Pu joined Dimensional in 2006, and has been a portfolio manager since 2006.
AZL DFA Five-Year Global Fixed Income Fund
David A. Plecha is Dimensional's Global Head of Fixed Income and a member of the Investment Committee. Mr. Plecha received his BS from the University of Michigan at Ann Arbor in 1983 and his MBA from the University of California at
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Management

Los Angeles in 1987. Mr. Plecha has been a portfolio manager since 1989 and responsible for Dimensional's fixed income portfolios since the end of 1991. Mr. Plecha has been a portfolio manager for the Fund since 2015.
Joseph F. Kolerich is a Senior Portfolio Manager and Vice President of Dimensional and a member of the Investment Committee. Mr. Kolerich has an MBA from the University of Chicago Booth School of Business and a BS from Northern Illinois University. Mr. Kolerich joined Dimensional as a portfolio manager in 2001 and has been responsible for Dimensional's fixed income portfolios since 2012. Mr. Kolerich has been a portfolio manager for the Fund since 2015.
AZL DFA U.S. Core Equity Fund
Joseph H. Chi is co-head of Portfolio Management and a Vice President of Dimensional and Chairman of the Investment Committee. Mr. Chi has an MBA and BS from the University of California, Los Angeles and also a JD from the University of Southern California. Mr. Chi joined Dimensional as a Portfolio Manager in 2005 and has been responsible for Dimensional's international equity portfolios since 2010 and U.S. equity portfolios since 2012. Mr. Chi has been a portfolio manager for the Fund since 2015.
Jed S. Fogdall is co-head of Portfolio Management and a Vice President of Dimensional and a member of the Investment Committee of Dimensional. Mr. Fogdall has an MBA from the University of California, Los Angeles and a BS from Purdue University. Mr. Fogdall joined Dimensional as a Portfolio Manager in 2004 and has been responsible for Dimensional's international equity portfolios since 2010 and U.S. equity portfolios since 2012. Mr. Fogdall has been a portfolio manager for the Fund since 2015.
Henry F. Gray is Head of Global Equity Trading and a Vice President of Dimensional and a member of the Investment Committee. Mr. Gray received his MBA from the University of Chicago in 1995 and his AB from Princeton University in 1989. Mr. Gray joined Dimensional in 1995, was a Portfolio Manager from 1995 to 2005, and has been Head of Global Equity Trading since 2006 and responsible for most of Dimensional's international equity portfolios and U.S. equity portfolios since 2012. Mr. Gray has been a portfolio manager for the Fund since 2015.
AZL DFA U.S. Small Cap Fund
Joseph H. Chi is co-head of Portfolio Management and a Vice President of Dimensional and Chairman of the Investment Committee. Mr. Chi has an MBA and BS from the University of California, Los Angeles and also a JD from the University of Southern California. Mr. Chi joined Dimensional as a Portfolio Manager in 2005 and has been responsible for Dimensional's international equity portfolios since 2010 and U.S. equity portfolios since 2012. Mr. Chi has been a portfolio manager for the Fund since 2015.
Jed S. Fogdall is co-head of Portfolio Management and a Vice President of Dimensional and a member of the Investment Committee of Dimensional. Mr. Fogdall has an MBA from the University of California, Los Angeles and a BS from Purdue University. Mr. Fogdall joined Dimensional as a Portfolio Manager in 2004 and has been responsible for Dimensional's international equity portfolios since 2010 and U.S. equity portfolios since 2012. Mr. Fogdall has been a portfolio manager for the Fund since 2015.
Henry F. Gray is Head of Global Equity Trading and a Vice President of Dimensional and a member of the Investment Committee. Mr. Gray received his MBA from the University of Chicago in 1995 and his AB from Princeton University in 1989. Mr. Gray joined Dimensional in 1995, was a Portfolio Manager from 1995 to 2005, and has been Head of Global Equity Trading since 2006 and responsible for most of Dimensional's international equity portfolios and U.S. equity portfolios since 2012. Mr. Gray has been a portfolio manager for the Fund since 2015.
Joel Schneider is a Senior Portfolio Manager and Vice President at Dimensional. He holds an MBA from the University of Chicago Booth School of Business, an MS from the University of Minnesota, and a BS from Iowa State University. Mr. Schneider joined Dimensional in 2011, and has been a portfolio manager since 2013.
AZL Enhanced Bond Index Fund
Akiva Dickstein, Managing Director, is Head of Customized Core Portfolios within BlackRock's Americas Fixed Income Alpha Strategies and a member of the Americas Fixed Income Executive Team. Mr. Dickstein has been the lead portfolio manager on BlackRock's mortgage portfolios since joining BlackRock in 2009. Prior to that, Mr. Dickstein spent eight years at Merrill Lynch, where he served as Managing Director and head of the U.S. Rates & Structured Credit Research Group. He was responsible for the team that produced MBS, ABS, CMBS, Treasuries, swaps, and interest rate derivatives
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Management

research. Mr. Dickstein's publications on MBS strategy included the weekly Mortgage Investor as well as numerous lengthier articles on topics such as optimal loan modifications, the valuation of credit-sensitive MBS and ABS, and the pricing of mortgage derivatives, options, and pass-throughs. In addition, he developed Merrill's prepayment models for fixed rate and hybrid MBS. From 1993 to 2001, Mr. Dickstein was with Lehman Brothers, most recently as a Senior Vice President in Mortgage Derivatives Trading. In this role, he traded mortgage derivatives and developed Lehman's credit default model. He joined Lehman as a mortgage and asset-backed securities analyst and was named to Institutional Investor's All American Fixed Income Research Team in pass-throughs, non-agency mortgages, and asset-backed securities. Mr. Dickstein earned a BA degree in economics, summa cum laude, from Yale University in 1990, and an MA degree in physics from Princeton University in 1993.
AZL Federated Clover Small Value Fund
Stephen K. Gutch has been a portfolio manager of the Fund since February 2012, and Martin A. Jarzebowski has been a portfolio manager of the Fund since June 2014.
Stephen Gutch is Senior Vice President of the Fund's subadviser. Mr. Gutch develops investment strategy for the Fund, leads the fundamental research team, conducts investment research in the Financial Services sector and is jointly responsible for the day-to-day management of the Fund. Prior to joining Federated Investors, Inc., Mr. Gutch was employed with Clover Capital Management, Inc. ("Clover") where he served as Director of Research, overseeing the firm's portfolio management effort, and co-manager of Clover's small-cap value strategy. Prior to joining Clover in 2003, Mr. Gutch worked for Continental Advisors, LLC where he was managing director for the firm's financial services hedge fund. Previous to this, Mr. Gutch managed the financial services portfolio at Fulcrum Investment Group, LLC in Chicago for five years. Mr. Gutch earned a B.A. in Economics from the University of Rochester and an M.B.A. from the William E. Simon Graduate School of Business Administration, also at the University of Rochester. Mr. Gutch has received the Chartered Financial Analyst designation.
Martin A. Jarzebowski is Vice President of the Fund's subadviser. Mr. Jarzebowski conducts equity research in the Health Care and Consumer Staples sectors and is jointly responsible for the day-to-day management of the Fund. Prior to joining Federated, Mr. Jarzebowski was employed with Clover serving as an Analyst. Prior to joining Clover in 2007, Mr. Jarzebowski worked as a Senior Operations Manager for McMaster-Carr. Mr. Jarzebowski earned a B.S. in Applied Economics & Management from Cornell University and an M.S. in Corporate Law and Accounting from the London School of Economics. Mr. Jarzebowski has received the Chartered Financial Analyst designation.
AZL Franklin Templeton Founding Strategy Plus Fund
Mutual Shares Strategy:
Peter Langerman is the chairman, president and CEO of Franklin Mutual Series. He is a co-portfolio manager of the Franklin Mutual Shares Fund, the Franklin Mutual Global Discovery Fund and related strategies.
Mr. Langerman initially joined Heine Securities Corporation (predecessor of Franklin Mutual Advisers, LLC) in June 1986. He served as CEO of Franklin Mutual Series beginning in 1998 and as the chairman of the fund boards beginning in 2001, before leaving in 2002 to serve as the director of New Jersey's Division of Investment, overseeing employee pension funds. He rejoined Franklin Mutual Series in 2005. Prior to 1986, Mr. Langerman was employed by Weil, Gotshal & Manges, one of the country's foremost specialists in large corporate bankruptcies and reorganizations. Mr. Langerman began his professional career in 1977 serving on the audit staff of Arthur Young and Company, where he earned his CPA designation.
Mr. Langerman graduated magna cum laude from Yale University, and holds a B.A. in Russian Studies. He earned an M.A. in accounting from New York University Graduate School of Business and his Juris Doctor degree from Stanford University Law School. Mr. Langerman is a member of the Board and Executive Committee of UJC Metrowest (New Jersey) and heads its investment committee. He serves on the board of the All Stars Project of New Jersey and the advisory board of the Weinberg Center for Corporate Governance at the University of Delaware. In 2010 Mr. Langerman was selected to serve as one of three trustees of the AIG Credit Facility Trust, which held the U.S. government's controlling interest in American International Group. In 2011 the trust was terminated as part of the successful recapitalization of AIG.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Management

F. David Segal is a research analyst and a portfolio manager for Franklin Mutual Series. He is co-portfolio manager of Franklin Mutual Shares Fund and portfolio manager of the Luxembourg-registered FTIF Franklin Mutual Beacon Fund. He has global research responsibilities for the autos and auto parts, paper and forest products, defense and metals and mining industries, as well as special situations.
Prior to joining Franklin Mutual Series in 2002, Mr. Segal was an associate director in the structured finance group at MetLife. He began his career trading interest rate options at the Chicago Mercantile Exchange. He has 24 years of experience in the financial services industry.
Mr. Segal earned a B.A. from the University of Michigan, Ann Arbor, and an M.B.A. from New York University's Stern School of Business and is a Chartered Financial Analyst (CFA) charterholder. He is also a member of the New York Society of Security Analysts
Debbie Turner is an assistant portfolio manager of Franklin Mutual Shares Fund for Franklin Mutual Series. Ms. Turner has research responsibilities for consumer industries in North America and Europe, including food, beverage, tobacco, retail, gaming, lodging, leisure and restaurants.
Prior to joining Franklin Mutual Series in 1993, she was an associate analyst for Fred Alger Management. Ms. Turner has more than 22 years of experience in the investment management industry.
Ms. Turner earned a B.A. in economics from Vassar College and is a Chartered Financial Analyst (CFA) charterholder.
Franklin Income Strategy:
Edward Perks is Executive Vice President and Chief Investment Officer of Franklin Templeton's equity teams, overseeing Franklin Equity Group, Templeton Global Equity Group, Templeton Emerging Markets Group, Franklin Mutual Series and Franklin U.S. Value. In addition, he is a member of Franklin Resources' executive committee, a seven-member group responsible for shaping the company's overall strategy.
Mr. Perks is lead portfolio manager of Franklin Income Fund and related portfolios, as well as Franklin Balanced Fund.
Mr. Perks joined Franklin Templeton Investments in 1992. Prior to his current role, he served as the chief investment officer of Franklin Equity Group (FEG). He has also served as FEG's director of portfolio management, an evolution from his previous role as director of core/hybrid portfolio management. During his tenure with the firm, his experience has included equity, convertibles and high yield research across a wide range of industries. He has also held lead portfolio manager roles for the Franklin Convertible Securities Fund and Franklin Equity Income Fund. He became portfolio manager of Franklin Income Fund in 2002 and Franklin Balanced Fund in 2006.
Mr. Perks holds a B.A. in economics and political science from Yale University. He is a Chartered Financial Analyst (CFA) charterholder, a member of the CFA Institute, and the Security Analysts of San Francisco (SASF).
Matt Quinlan is a vice president, research analyst and portfolio manager for the Franklin Equity Group. He is the lead manager of the Franklin Equity Income Fund and a co-manager of the Franklin Income Fund and the Franklin Convertible Securities Fund. Mr. Quinlan is the leader of the Consumer Research Team and he has research coverage responsibilities for the retail and consumer products sectors.  He also analyzes debt and equity investments for the Core/Hybrid Team.
Prior to joining Franklin Templeton in 2005, Mr. Quinlan worked in investment banking at Citigroup, where he covered the retail and consumer products industries and worked with private equity firms on acquisitions and financings for their portfolio companies.
Mr. Quinlan holds a B.A. in history from UCLA and an M.B.A. in finance and strategy from The Anderson School at UCLA.
Alex W. Peters is a vice president, research analyst and portfolio manager with Franklin Equity Group. Mr. Peters specializes in research analysis of the commercial real estate industry and analyzes debt and equity investments for the Core/Hybrid team in San Mateo, California.
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Fund Management

Mr. Peters previously managed the Franklin Real Estate Securities Fund and the Franklin Global Communications Fund. His previous research coverage includes the global communication and technology industries, the global utility sector, and the asset management industry.
Mr. Peters holds a B.A. from University of Washington and an M.B.A. from the University of San Francisco. He is a Chartered Financial Analyst (CFA) charterholder and a member of the CFA Institute. He is also member of the Security Analysts of San Francisco (SASF) and the National Association of Securities Dealers (NASD).
Templeton Global Bond Strategy:
Michael Hasenstab, Ph.D., is executive vice president and chief investment officer for Templeton Global Macro, which conducts in-depth global macroeconomic analysis covering thematic topics, regional and country analysis, and interest rate, currency and sovereign credit market outlooks. Templeton Global Macro offers global, unconstrained investment strategies through a variety of investment vehicles ranging from retail mutual funds to unregistered, privately offered hedge funds.
Dr. Hasenstab is a portfolio manager for a number of funds, including Templeton Global Bond Fund and Templeton Global Total Return Fund. In addition, Dr. Hasenstab is economic advisor to the CEO of Franklin Resources, Inc., providing his perspective and insight through the lens of Templeton Global Macro.
Dr. Hasenstab has won numerous awards globally, including being named Morningstar's Fixed Income Manager of the Year in Canada in 2013 and in the U.S. in 2010. He was recognized as one of the most influential fund managers by Investment News in 2010. Bloomberg Markets named him Top Global Bond Fund Manager in 2010 and Top U.S. and Global Bond Fund Manager in 2009. Additionally, he was named Global Bond Manager of the Year by Investment Week in 2008, 2010 and 2011, and also Best Global Manager by Standard & Poor's BusinessWeek in 2006.
Dr. Hasenstab initially joined Franklin Templeton Investments in July 1995. After a leave of absence to obtain his doctor of philosophy (Ph.D.) degree, he rejoined the company in April 2001. He has worked and traveled extensively abroad, with a special focus on Asia.
Dr. Hasenstab holds a Ph.D. in economics from the Asia Pacific School of Economics and Management at Australian National University, a master's degree in economics of development from the Australian National University, and a B.A. in international relations/political economy from Carleton College in the United States.
Christine Zhu is a portfolio manager and quantitative research analyst for Templeton Global Macro Group. Ms. Zhu joined Franklin Templeton in 2007, initially in the Portfolio Analysis and Investment Risk team as a senior consultant. In 2010, she joined the global macro group with focuses on portfolio construction, derivatives/quantitative strategies in global market, and risk management.
Prior to joining Franklin Templeton, Ms. Zhu was a senior associate at MSCI Barra where her experience included fixed income analytics and risk exposure calculation. She also worked in the technology department at Oracle and at China Construction Bank.
Ms. Zhu holds an M.B.A. with investment focus from the University of California at Berkeley, and earned her M.S. in computer science and engineering from the University of Notre Dame. She is fluent in mandarin Chinese.
Templeton Growth Strategy:
Norman J. Boersma is the chief investment officer of Templeton Global Equity Group (TGEG) and president of Templeton Global Advisors. He is also lead portfolio manager for Templeton Growth Fund and Templeton Growth (Euro) Fund and related strategies, as well as co-portfolio manager for Templeton World Fund.
Previously, he served as TGEG's director of research, director of portfolio management, and again, as director of research. After working in the Toronto office for much of his career, Mr. Boersma transitioned to Nassau, Bahamas, in 2011 to take on the role of lead portfolio manager on the group's flagship fund, Templeton Growth Fund. He entered the financial services industry in 1986.
Prior to joining Franklin Templeton in 1991, Mr. Boersma was an investment officer with the Ontario Hydro Pension Fund.
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Fund Management

Mr. Boersma holds a B.A. in economics and political science from York University and an M.B.A. from the University of Toronto. He is a Chartered Financial Analyst (CFA) charterholder and a past treasurer and director of the Toronto Society of Financial Analysts.
Heather Arnold is the director of research for the Templeton Global Equity Group, as well as a portfolio manager and research analyst. Ms. Arnold is the lead portfolio manager for the Templeton Global Fund as well as the lead portfolio manager on a number of Global and International institutional separate accounts. She is also the lead equity portfolio manager of TGIT Templeton Global Balanced Fund, FTIF Templeton Global Income Fund and Templeton Global Balanced Fund in Canada. Additionally, Ms. Arnold is co-manager of the Templeton World Fund.
Ms. Arnold has 30 years industry experience, 11 of which have been at Templeton. She was formerly a managing director for Goldman Sachs Asset Management, head of European equities and portfolio manager for European, international and global institutional and retail client portfolios.
Ms. Arnold holds an M.B.A. from York University (Canada) and a B.A. in economics and art history from Queen's University (Canada), and is a Chartered Financial Analyst (CFA) charterholder.
Tucker Scott is an executive vice president for the Templeton Global Equity Group with responsibility for institutional and retail accounts. Mr. Scott is the lead portfolio manager of Templeton Foreign Fund and a co-manager of Templeton World Fund. He has global research responsibility for the metals and mining industries.
Prior to joining Templeton in 1996, he worked for Aeltus Investment Management, where his industry coverage included telecommunication equipment and financial services.
Mr. Scott holds a B.A. in history from the University of Virginia and an M.B.A. from the Amos Tuck School of Business at Dartmouth College. He is a Chartered Financial Analyst (CFA) charterholder and a member of CFA Institute.
AZL Gateway Fund
Paul Stewart joined Gateway in 1995 and is currently the firm's chief executive officer and president as well as a member of the firm's board. He also serves as co-portfolio manager for several funds including the Gateway Fund. Mr. Stewart has served Gateway in various roles, including portfolio manager, treasurer of The Gateway Trust, chief financial officer and, most recently, as the firm's chief investment officer until February 2013. Prior to joining Gateway, he was an audit manager at Price Waterhouse. Mr. Stewart earned his B.B.A. from Ohio University and is a CFA charterholder.
Michael T. Buckius joined Gateway in 1999 and currently holds the positions of chief investment officer and senior vice president. He is co-portfolio manager for several mutual funds and several closed-end funds advised or sub-advised by Gateway including the Gateway Fund. Prior to February 2013, Mr. Buckius served as portfolio manager and senior vice president of Gateway. Prior to joining Gateway, Mr. Buckius was an equity derivative sales professional at Bear Stearns & Co. and Bankers Trust Company in New York. Prior to his employment in New York, Mr. Buckius held a number of option-related research and trading positions at Alex. Brown & Sons Inc. in Baltimore. Mr. Buckius received his B.A. and M.B.A. in finance from Loyola University Maryland and is a CFA charterholder.
Kenneth H. Toft joined Gateway in 1992 and is a senior vice president and portfolio manager for the firm. He is co-portfolio manager for several mutual funds and several closed-end funds advised or sub-advised by Gateway. His responsibilities include managing portfolios using hedging strategies for growth-oriented, high-volatility indexes, trading and servicing individual client relationships. Prior to joining Gateway, he served as a registered representative for Fidelity Investments. Mr. Toft earned his B.A. and M.B.A. from the University of Cincinnati and is a CFA Charterholder.
Dan Ashcraft joined Gateway in 2009 as a member of Gateway's portfolio management team. In this role, he is heavily involved in trading and analysis as well as the implementation of the firm's equity multifactor model. Prior to joining Gateway, Mr. Ashcraft held a role conducting equity research. He is a CFA® charter holder and received a B.S. from the Richard T. Farmer School of Business at Miami University in Ohio.
AZL International Index Fund, AZL Mid Cap Index Fund, AZL Russell 1000 Growth Index Fund, AZL Russell 1000 Value Index Fund, AZL S&P 500 Index Fund and AZL Small Cap Stock Index Fund
Alan Mason, Managing Director, is head of BlackRock's Americas Beta Strategies Portfolio Management team, which combines BlackRock's index equity and index asset allocation functions. He is a member of BlackRock's Beta Strategies
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Management

and U.S. Defined Contribution leadership teams as well as the BlackRock's Human Capital Committee. Prior to this role, he led the Beta Strategies Global Index Asset Allocation team. Mr. Mason's service with the BlackRock dates back to 1991, including his years with Barclays Global Investors (BGI), which merged with BlackRock in 2009. At BGI, Mr. Mason served as head of portfolio management and strategy for U.S. transitions, strategist for the Global Index and Markets Group, head of U.S. Asset Allocation, and most recently as head of Global Portfolio Management, Client Solutions. Mr. Mason has led three key growth efforts: developing the U.S. transition capability from a service to a business, growing the key asset allocation product for the BlackRock 's U.S. DC platform, LifePath, and building the foundation for key dimensions of the BlackRock 's rapidly growing solutions business. Mr. Mason earned a BA in music from Baylor University in 1983, summa cum laude, an MA in musicology from the University of Louisville in 1989, with honors, and an MA in ethnomusicology from University of California Berkeley in 1991. In the same year that Mr. Mason became head of portfolio management for BGI's transitions business, he was advanced to Ph.D. candidacy in ethnomusicology at UC Berkeley, having completed all coursework for the degree and comprehensive doctoral oral examinations with distinction.
Greg Savage, Managing Director, has been responsible for the Fund since May 2011 and has been associated with BlackRock, Inc. since 2009; Principal of Barclays Global Investors (BGI) from 2007 to 2009; Associate of BGI from 1999 to 2007.
Creighton Jue, CFA, Managing Director, is Head of BlackRock's Alternative Beta Strategies team, part of Beta Strategies. He is responsible for managing BlackRock's Index Plus strategies, currency hedge products and derivative overlay mandates.
Mr. Jue's service with the firm dates back to 2000, including his years with Barclays Global Investors (BGI), which merged with BlackRock in 2009. At BGI, he was responsible for BGI's institutional developed international market index funds. Prior to joining BGI, he was a senior portfolio manager at Mellon Capital Management where he managed index and enhanced index portfolios in the domestic and international markets.
Mr. Jue earned a BA degree in economics from University of California, Irvine, in 1992.
Rachel M. Aguirre, Director and Senior Portfolio Manager, leads the Developed Markets Institutional Index Equity team. She is responsible for overseeing the management of developed market index equity portfolios for institutional clients within Beta Strategies.
Mrs. Aguirre's service with the firm dates back to 2005, including her years with Barclays Global Investors (BGI), which merged with BlackRock in 2009. At BGI she was a Portfolio Manager in the Index Equity Group, where she managed index and enhanced index portfolios for institutional clients. Prior to this, she was a Portfolio Manager and Strategist in BGI's Fixed Income Group, focusing on Liability Driven Investing (LDI).
Mrs. Aguirre earned a BS degree in Mathematics from the College of Creative Studies at UC Santa Barbara in 2003. She earned a MS in Financial Mathematics from Stanford University in 2004.
AZL Invesco Equity and Income Fund
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund:  Thomas Bastian, (lead manager) Portfolio Manager, who has been responsible for the Fund since inception, and has been associated with Invesco and/or affiliates since 2010. Previously, Mr. Bastian was associated with Van Kampen Asset Management in an investment management capacity (2003 to 2010). Chuck Burge, Portfolio Manager, who has been responsible for the Fund since 2010, and has been associated with Invesco and/or affiliates since 2002. Sergio Marcheli, Portfolio Manager, who has been responsible for the Fund since inception, and has been associated with Invesco and/or affiliates since 2010. Previously, Mr. Marcheli was associated with Van Kampen Asset Management in an investment management capacity (2002 to 2010). James Roeder, Portfolio Manager, who has been responsible for the Fund since inception, and has been associated with Invesco and/or affiliates since 2010. Previously, Mr. Roeder was associated with Van Kampen Asset Management in an investment capacity (1999 to 2010). Brian Jurkash, Portfolio Manager, who has been responsible for the Fund since 2015, and has been associated with Invesco and/or affiliates since 2000. Matthew Titus, Portfolio Manager, who has been responsible for the Fund since 2016 and has been associated with Invesco and/or its affiliates since 2016. From 2004 to 2016, he was employed by American Century Investments, where he served as co-manager of American Century Investments' relative value fund and most recently served as lead manager of such fund.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Management

AZL Invesco Growth and Income Fund
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund:  Thomas Bastian, (lead manager) Portfolio Manager, who has been responsible for the Fund since inception in 2002, and has been associated with Invesco and/or affiliates since 2010. Previously, Mr. Bastian was associated with Van Kampen Asset Management in an investment management capacity (2003 to 2010). Mary Jayne Maly, Portfolio Manager, who has been responsible for the Fund since inception, and has been associated with Invesco and/or affilities since 2010. Previously, Ms. Maly was associated with Van Kampen Asset Management in an investment management capacity (1992 to 2010). Sergio Marcheli, Portfolio Manager, who has been responsible for the Fund since inception, and has been associated with Invesco and/or affiliates since 2010. Previously, Mr. Marcheli was associated with Van Kampen Asset Management in an investment management capacity (2002 to 2010). James Roeder, Portfolio Manager, who has been responsible for the Fund since inception, and has been associated with Invesco and/or affiliates since 2010. Previously, Mr. Roeder was associated with Van Kampen Asset Management in an investment capacity (1999 to 2010). Brian Jurkash, Portfolio Manager, who has been responsible for the Fund since 2015, and has been associated with Invesco and/or affiliates since 2000. Matthew Titus, Portfolio Manager, who has been responsible for the Fund since 2016 and has been associated with Invesco and/or its affiliates since 2016. From 2004 to 2016, he was employed by American Century Investments, where he served as co-manager of American Century Investments' relative value fund and most recently served as lead manager of such fund.
AZL Invesco International Equity Fund
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund:  Clas G. Olsson, Portfolio Manager, who has been responsible for the Fund since inception, and has been associated with Invesco and/or affiliates since 1994. Matthew W. Dennis, Portfolio Manager, who has been responsible for the Fund since 2003, and has been associated with Invesco and/or affiliates since 2000. Mark Jason, Portfolio Manager, who has been responsible for the Fund since 2011, and has been associated with Invesco and/or affiliates since 2001. Brent Bates, Portfolio Manager, who has been responsible for the Fund since 2013 and has been associated with Invesco and/or its affiliates since 1996. Richard Nield, Portfolio Manager, who has been responsible for the Fund since 2013 and has been associated with Invesco and/or its affiliates since 2000.
AZL JPMorgan International Opportunities Fund
Jeroen Huysinga, managing director, is a portfolio manager in the Global Equities Team. An employee since 1997, he previously spent two years at Lombard Odier (UK) Ltd., where he was a Japanese equity portfolio manager. Prior to this, he held positions with the British Steel pension fund as a UK analyst and latterly a Japanese equity portfolio manager, after beginning his career at Lloyds Bank. Jeroen obtained a BA in Economics and International Studies from the University of Warwick. Jeroen is an associate of the Institute of Investment Management and Research.
Gerd Woort-Menker, managing director, is a senior portfolio manager in the Global Equities Team. An employee since 1987, Gerd started his investing career as a research analyst following the European insurance industry, was later promoted to head of European research, and then named global head of research. Gerd currently manages international and global equity portfolios; he has also managed the International Value strategy since its inception. Gerd began his career at VARTA in Hanover, where he was a financial comptroller. Gerd obtained a business accounting degree from Muenster University and earned an MA in Economics from Freiburg University. He is a CFA charterholder.
Georgina Perceval Maxwell, managing director, is a portfolio manager in the Global Equities Team in London. An employee since 1997, Georgina was previously a senior investment manager with Lombard Odier Ltd. in London, where she managed Asia ex-Japan portfolios for North American and European institutional clients. She was based in Hong Kong following the Asian markets with special responsibilities for Malaysia, Singapore and Indonesia for three years. Prior to this, from 1986 to 1993, Georgina was a director of Kleinwort Benson International Investment. Before Kleinwort, Georgina was a Pacific Basin analyst with Capel-Cure Myers. Georgina obtained an MA in history from Edinburgh University.
AZL JPMorgan U.S. Equity Fund
The portfolio management team is led by Thomas Luddy, Managing Director of JPMIM and a CFA charterholder, and Susan Bao, Managing Director of JPMIM and a CFA charterholder. Mr. Luddy has held numerous key positions in the firm, including Global Head of Equity, Head of Equity Research, and Chief Investment Officer. He began as an equity
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Management

research analyst, becoming a portfolio manager in 1982. Ms. Bao has been a portfolio manager in the U.S. Equity Group since 2002 and has been employed by the firm since 1997.
AZL MetWest Total Return Bond Fund
Tad Rivelle is the Chief Investment Officer and Group Managing Director of MetWest and has been with MetWest since 1996. Stephen M. Kane, CFA, is the Group Managing Director of MetWest, and has been with MetWest since 1996. Laird R. Landmann is the Group Managing Director of MetWest and has been with MetWest since August 1996. Bryan Whalen, CFA is the Group Managing Director of MetWest and has been with MetWest since 2004.
AZL MFS Investors Trust Fund
T. Kevin Beatty and Edward Maloney are the portfolio managers for the Fund and are primarily responsible for the day-to-day management of the Fund. Mr. Beatty, Chief Investment Officer – Global Equity of MFS, has been employed in the investment area of MFS since 2002. Mr. Maloney, an Investment Officer of MFS, has been employed in the investment area of MFS since 2005.
AZL MFS Mid Cap Value Fund
Brooks A. Taylor and Kevin J. Schmitz are the portfolio managers for the Fund, and are primarily responsible for the day-to-day management of the Fund. Mr. Taylor, an Investment Officer of MFS, has been employed in the investment area of MFS since 1996. Mr. Schmitz, an Investment Officer of MFS, has been employed in the investment area of MFS since 2002.
AZL MFS Value Fund
Nevin P. Chitkara and Steven R. Gorham are the portfolio managers for the Fund, and are primarily responsible for the day-to-day management of the Fund. Mr. Chitkara, an Investment Officer of MFS, has been employed in the investment area of MFS since 1997. Mr. Gorham, an Investment Officer of MFS, has been employed in the investment area of MFS since 1992.
AZL Morgan Stanley Global Real Estate Fund
The Fund's assets are managed within the global listed real assets team. The members of the team who are currently responsible for the day-to-day management of the Fund are Theodore R. Bigman, Michiel te Paske, Sven van Kemenade, Angeline Ho, and Bill Grant, each a Managing Director of the subadviser and Desmond Foong, Executive Director of the subadviser. Together, the team determines the investment strategy, establishes asset-allocation frameworks and directs the implementation of investment strategy.
The composition of the team may change without notice from time to time. See below for more information about the portfolio managers.
•	Theodore R. Bigman has worked for the subadviser since 1995 and has managed the AZL Morgan Stanley Global Real Estate Fund since 2006.
•	Angeline Ho has worked for the subadviser since 1997 and has managed the AZL Morgan Stanley Global Real Estate Fund since 2006.
•	Bill Grant has worked for the subadviser since 2000 and has managed the AZL Morgan Stanley Global Real Estate Fund since 2014.
•	Sven van Kemenade has worked for the subadviser since 1997 and has managed the AZL Morgan Stanley Global Real Estate Fund since 2006.
•	Desmond Foong has worked for the subadviser since 2011 and has managed the AZL Morgan Stanley Global Real Estate Fund since 2015. Previously, Mr. Foong was an investment analyst at the Government of Singapore from 2004 to 2011, primarily focusing on the Asian real estate and financial sectors.
•	Michiel te Paske has worked for the subadviser since 1997 and has managed the AZL Morgan Stanley Global Real Estate Fund since 2006.
•	Michiel te Paske has worked for the subadviser since 1997 and has managed the AZL Morgan Stanley Global Real Estate Fund since 2006.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Management

AZL NFJ International Value Fund
The NFJ Investment Group, LLC ("NFJ") portfolio managers work collaboratively on a team basis. Each team supports one of NFJ's investment strategies and is led by a portfolio manager acting as team leader. Each of the portfolio managers on the NFJ investment team participates in the investment decision process, serving as both a portfolio manager and a securities analyst. This structure assures the seamless transfer of critically important investment information.
The International Value team is led by Ben J. Fischer, CFA, Managing Director.
Ben Fischer - Mr. Fischer, CFA, is a portfolio manager, an analyst, a managing director and CIO of NFJ, an Allianz Global Investors company. He has 49 years of investment-industry experience. Before founding NFJ in 1989, he was chief investment officer (institutional and fixed income), and a senior vice president and a senior portfolio manager at NationsBank, which he joined in 1971. Before that, Mr. Fischer was a securities analyst at Chase Manhattan Bank and Clark Dodge Asset Management. He has a B.A. in economics and a J.D. from The University of Oklahoma, and an M.B.A. from New York University, Leonard N. Stern School of Business.
Paul Magnuson - Mr. Magnuson is a portfolio manager, an analyst and a managing director with NFJ, an Allianz Global Investors company. He has 30 years of investment-industry experience. Before joining the firm in 1992, he was an assistant vice president at NationsBank. Mr. Magnuson has a B.B.A. in finance from the University of Nebraska.
Thomas W. Oliver - Mr. Oliver, CFA, CPA, is a portfolio manager, an analyst and a managing director with NFJ, an Allianz Global Investors company. He has 20 years of investment-industry experience in accounting, reporting, and financial analysis. Before joining the firm in 2005, Mr. Oliver was a manager of corporate reporting at Perot Systems Corporation and an auditor at Deloitte & Touche. He has a B.B.A. and an M.B.A. from the University of Texas.
R. Burns McKinney - Mr. McKinney, CFA, is a portfolio manager, an analyst and a managing director with NFJ, an Allianz Global Investors company. He is the product team lead for the NFJ Global Dividend Value investment strategy. Mr. McKinney has 18 years of investment-industry experience. Before joining the firm in 2006, he worked at Evergreen Investments, Alex. Brown & Sons, Merrill Lynch and Morgan Stanley. Mr. McKinney has a B.A. from Dartmouth College and an M.B.A. from The Wharton School, The University of Pennsylvania.
L. Baxter Hines - Mr. Hines, CFA, is a portfolio manager, an analyst and a managing director with NFJ, an Allianz Global Investors company. He has 10 years of investment-industry experience. Before joining the firm in 2008, Mr. Hines was a market-data specialist for Reuters. He has a B.A. from the University of Virginia and an M.B.A. from the University of Texas, McCombs School of Business.
John R. Mowrey - Mr. Mowrey, CFA, is a portfolio manager, an analyst and a director with NFJ, an Allianz Global Investors company. He joined the firm in 2007 as a quantitative-research assistant and product specialist, and has eight years of investment-industry experience. Mr. Mowrey has a B.A. in political science from Rhodes College and an M.B.A. from Southern Methodist University.
AZL Oppenheimer Discovery Fund
The Fund's portfolio is managed by Ronald J. Zibelli, Jr., CFA, and Ash Shah, CFA, CPA, who are primarily responsible for the day-to-day management of the Fund's investments.
Mr. Zibelli has been a Senior Vice President of OppenheimerFunds, Inc. ("OppenheimerFunds") since January 2014 and a Senior Portfolio Manager of OppenheimerFunds since May 2006. He was a Vice President of OppenheimerFunds from May 2006 to January 2014. Prior to joining OppenheimerFunds, Inc., he spent six years at Merrill Lynch Investment Managers, during which time he was a Managing Director and Small Cap Growth Team Leader, responsible for managing 11 portfolios. Prior to joining Merrill Lynch Investment Managers, Mr. Zibelli spent 12 years with Chase Manhattan Bank, including two years as Senior Portfolio Manager (U.S. Small Cap Equity) at Chase Asset Management. Mr. Zibelli is a portfolio manager and officer of other portfolios in the OppenheimerFunds complex.
Mr. Shah has been a Senior Portfolio Manager of OppenheimerFunds since January 2014 and a Vice President of OppenheimerFunds since February 2006. Mr. Shah was a Senior Research Analyst of OppenheimerFunds from February 2006 to January 2014. Prior to joining OppenheimerFunds, Mr. Shah was a Vice President and Senior Analyst with Merrill Lynch Investment Managers. Prior to that, he was a Vice President and Senior Analyst with BlackRock Financial Management.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Management

AZL Pyramis® Total Bond Fund
Ford O'Neil, Portfolio Manager, manages retail and institutional assets. Mr. O'Neil joined Fidelity as an analyst in 1990 and has been a portfolio manager since 1992. Prior to joining Fidelity, he worked for Advest, Inc. as an associate in investment banking from 1985 to 1988. Mr. O'Neil received a Bachelor of Arts degree in government from Harvard College and a Masters in Business Administration from The Wharton School at the University of Pennsylvania.
Michael Plage, CFA, Portfolio Manager manages an array of credit related institutional portfolios and retail funds. Mr. Plage joined Fidelity as a trader in 2005 and has been managing portfolios since January 2010. Prior to joining Fidelity, he served as a trader at Travelers Insurance from 1997-2005. Mr. Plage received a Bachelor of Science degree in management from The Universtity of South Carolina and an MBA in finance from The University of Connecticut. He is a Chartered Financial Analyst charterholder.
AZL Schroder Emerging Markets Equity Fund
The Fund is managed on a team basis and is co-led by Allan Conway and James Grotto. The Emerging Markets Equity Team has overall responsibility for the management of the Fund and also includes portfolio managers Robert Davy, Waj Hashmi and Tom Wilson.
Mr. Conway has been an employee of Schroder since 2004, prior to that, he was head of global emerging markets, West LB Asset Management (1998-2002) and Chief Executive Officer of WestAM (UK) Ltd. (2002-2004). Mr. Davy has been an employee of Schroder since 1986. Mr. Gotto has been an employee of Schroder since 1991. Mr. Hashmi has been an employee of Schroder since 2005. Mr. Wilson has been an employee of Schroder since 2001.
AZL T. Rowe Price Capital Appreciation Fund
David R. Giroux, CFA is president and chairman of the Investment Advisory Committee of the Capital Appreciation Strategy. He is a member of the Asset Allocation Committee and a vice president of T. Rowe Price Group, Inc. and T. Rowe Price Associates, Inc.
Mr. Giroux has 18 years of investment experience, all of which have been with T. Rowe Price. He joined the firm in 1998 and, until 2006, had analytical responsibility for the firm's investments in the industrials and automotive sectors.
Mr. Giroux earned a B.A., magna cum laude, in finance and political economy from Hillsdale College. He also has earned the Chartered Financial Analyst designation. Mr. Giroux was recognized on Institutional Investor's All-America Research Team in its November 2005 article, "The Best of the Buy Side."
AZL Wells Fargo Large Cap Growth Fund
Joseph M. Eberhardy, CFA, CPA, joined WellsCap or one of its predecessor firms in 1994, where he currently serves as a Portfolio Manager. Thomas C. Ognar, CFA, joined WellsCap or one of its predecessor firms in 1998, where he currently serves as a Portfolio Manager. Bruce C. Olson, CFA, joined WellsCap or one of its predecessor firms in 1994, where he currently serves as a Portfolio Manager.

The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Management

MORE INFORMATION ABOUT FUND MANAGEMENT

The Manager is a subsidiary of Allianz SE, one of the world's largest insurance and financial services companies. Allianz SE is headquartered in Munich, Germany and has operations in more than 70 countries. As of December 31, 2015, Allianz SE had third-party assets under management of $1.92 trillion. In North America, Allianz SE subsidiaries are engaged in the life insurance, property/casualty insurance, broker-dealer, banking, investment adviser, and mutual fund businesses.
The SAI has more detailed information about the Manager, the subadvisers and other service providers. The SAI also provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds.

DUTIES OF THE MANAGER AND SUBADVISERS

Within the scope of an investment program approved by the Board of Trustees, the Manager oversees the AZL Funds and the selection of subadvisers and advises on the Funds' investment policies. The subadvisers determine which securities are bought and sold, and in what amounts. The Manager is also responsible for allocation of assets among the four strategies in the AZL Franklin Templeton Founding Strategy Plus Fund. However, the subadvisers determine which securities are bought and sold, and in what amounts, for each of those strategies. The Manager continuously monitors the performance of various investment management organizations, including the subadvisers, and generally oversees the services provided to the VIP Funds by its administrator, custodian and other service providers. Further information about the subadvisers is included in the SAI.
The Manager is paid a fee as set forth under "Fees" below, by the Fund for its services, which includes any fee paid to the subadviser.
Each of these Funds and the Manager, under an order received from the Securities and Exchange Commission ("SEC") on September 17, 2002, may enter into and materially amend agreements with unaffiliated subadvisers without obtaining shareholder approval. This type of structure is commonly known as a "Manager of Managers" structure. Because each of the Funds is relying on the order, the Manager may:
• hire one or more subadvisers;
• change subadvisers; and
• reallocate management fees between itself and subadvisers.
The Manager continues to have the ultimate responsibility for the investment performance of these Funds due to its responsibility to oversee subadvisers and recommend their hiring, termination and replacement.

PAYMENTS TO AFFILIATED INSURANCE COMPANIES

Currently, the Funds are available as underlying investment options of Contracts offered by Allianz Life Insurance Company of North America and its affiliates (the "Affiliated Insurance Companies"), which are also affiliates of the Manager. In addition to the Funds, these Contracts include other funds for which the Manager is not the investment manager (the "Nonproprietary Funds"). The Affiliated Insurance Companies may receive payments from the sponsors of the Nonproprietary Funds as a result of including them as investment options in the Contracts. Similarly, the Affiliated Insurance Companies are allocated resources, including revenue earned by the Manager for providing investment management and other services to the Funds, as a result of including the Funds in the Contracts. The amount of payments from Nonproprietary Funds or allocations of resources from the Manager varies, and may be significant and may create an incentive for the Affiliated Insurance Companies regarding its decision of which funds to include in the Contracts.
Other Administrative Services
The Affiliated Insurance Companies provide administrative and other services to Contract owners on behalf of the funds, including the Funds and the Nonproprietary Funds that are available under the Contracts. The Affiliated Insurance Companies may receive payment for these services.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Management

MANAGEMENT FEES

Each Fund paid the Manager a fee for advisory services (including subadvisory fees) during 2015 at the annual rate shown on the following table, before and after fee waivers:
	Percentage of Average Net Assets for the Period Ended 12/31/15 Before Fee Waivers	Percentage of Average Net Assets for the Period Ended 12/31/15 After Fee Waivers/Recoupments
AZL BlackRock Capital Appreciation Fund	0.80%	0.70%
AZL BlackRock Global Allocation Fund	0.75%	0.75%
AZL Boston Company Research Growth Fund	0.76%	0.70%
AZL DFA Emerging Markets Core Equity Fund	1.25%	0.95%
AZL DFA Five-Year Global Fixed Income Fund	0.60%	0.50%
AZL DFA International Core Equity Fund	0.95%	0.75%
AZL DFA U.S. Core Equity Fund	0.80%	0.54%
AZL DFA U.S. Small Cap Fund	0.85%	0.70%
AZL Enhanced Bond Index Fund	0.35%	0.35%
AZL Federated Clover Small Value Fund	0.75%	0.75%
AZL Franklin Templeton Founding Strategy Plus Fund	0.70%	0.70%
AZL Gateway Fund	0.80%	0.80%
AZL International Index Fund	0.35%	0.35%
AZL Invesco Equity and Income Fund	0.75%	0.66%
AZL Invesco Growth and Income Fund	0.75%	0.66%
AZL Invesco International Equity Fund	0.90%	0.85%
AZL JPMorgan International Opportunities Fund	0.95%	0.85%
AZL JPMorgan U.S. Equity Fund	0.80%	0.71%
AZL MetWest Total Return Bond Fund	0.60%	0.55%
AZL MFS Investors Trust Fund	0.75%	0.71%
AZL MFS Mid Cap Value Fund	0.75%	0.75%
AZL MFS Value Fund	0.74%	0.71%
AZL Mid Cap Index Fund	0.25%	0.25%
AZL Morgan Stanley Global Real Estate Fund	0.90%	0.90%
AZL NFJ International Value Fund	0.90%	0.90%
AZL Oppenheimer Discovery Fund	0.85%	0.85%
AZL Pyramis® Total Bond Fund	0.50%	0.50%
AZL Russell 1000 Growth Index Fund	0.44%	0.44%
AZL Russell 1000 Value Index Fund	0.44%	0.44%
AZL S&P 500 Index Fund	0.17%	0.17%
AZL Schroder Emerging Markets Equity Fund	1.23%	1.07%
AZL Small Cap Stock Index Fund	0.26%	0.26%
AZL T. Rowe Price Capital Appreciation Fund	0.75%	0.70%
AZL Wells Fargo Large Cap Growth Fund	0.80%	0.70%

LEGAL PROCEEDINGS

The Manager is not aware of any material pending legal proceedings, other than routine litigation incidental to the conduct of their respective businesses, to which the Funds, the Manager or the principal underwriter is a party. However, some of the subadvisers currently are the subject of investigations or proceedings which relate to their management of other mutual funds. Brief descriptions thereof are set forth below. Terms that are defined in the following legal proceedings apply only to the sections in which they appear. Such proceedings would be material only to the extent that they are likely to have a material adverse effect on the ability of the subadviser to perform its agreement with the Manager.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Management

BlackRock Advisors, LLC and BlackRock Investment Management, LLC
On May 27, 2014, certain purported investors in the BlackRock Global Allocation Fund, Inc. ("Global Allocation") and the BlackRock Equity Dividend Fund ("Equity Dividend") filed a consolidated complaint (the "Consolidated Complaint") in the United States District Court for the District of New Jersey against BlackRock Advisors, LLC, BlackRock Investment Management, LLC and BlackRock International Limited (collectively, the "Defendants") under the caption In re BlackRock Mutual Funds Advisory Fee Litigation. The Consolidated Complaint, which purports to be brought derivatively on behalf of Global Allocation and Equity Dividend, alleges that the Defendants violated Section 36(b) of the Investment Company Act by receiving allegedly excessive investment advisory fees from Global Allocation and Equity Dividend. The Consolidated Complaint seeks, among other things, to recover on behalf of Global Allocation and Equity Dividend all allegedly excessive advisory fees from one year prior to the filing of the lawsuit and purported lost investment returns on those amounts, plus interest. The Defendants believe the claims in the Consolidated Complaint are without merit and intend to vigorously defend the action.
BlackRock Capital Management, Inc.
BlackRock Capital Management, Inc. is not the subject of any litigation that is currently expected to be material to its business or have a material impact on the services BlackRock Capital Management, Inc. provides to its clients.
BlackRock Financial Management, Inc.
BlackRock Financial Management, Inc. is not the subject of any litigation that is currently expected to be material to its business or have a material impact on the services BlackRock Financial Management, Inc. provides to its clients.
The Boston Company Asset Management LLC
To the best of its knowledge, the subadviser is not a party to any material pending legal proceedings, other than ordinary routine litigation incidental to the business.
Dimensional Fund Advisors LP
Dimensional Fund Advisors LP ("Dimensional") is not aware of any pending legal proceeding related to its asset management business and to which it is a party that, in Dimensional's view, has had or is likely to have a material adverse effect on the subadvisory services that Dimensional provides to the Manager.
Federated Global Investment Management Corp.
To the best of its knowledge, the subadviser is not a party to any material pending legal proceedings, other than ordinary routine litigation incidental to the business.
FIAM LLC
The subadvisor is not the subject of any litigation that is currently expected to be material to their respective businesses or have a material impact on the services they provide to their clients.
Franklin Advisers, Inc.
Franklin Mutual Advisers, LLC
To the best of its knowledge, as of December 31, 2015, the subadviser is not a party to any material pending legal proceedings, other than ordinary routine litigation incidental to the business.
For the year ended January 31, 2016, Franklin Advisers, Inc. (FAV) was not named as a respondent in any investment-related proceeding brought by any U.S. federal or state regulatory agency, foreign financial regulatory authority or self-regulatory organization. For the period February 1, 2015 through December 31, 2015, FAV was not named as a defendant in any material, investment-management-related private litigation.
For a summary of investment-related proceedings, findings or orders brought or made by any U.S. federal or state regulatory agency, foreign financial regulatory authority or self-regulatory organization against FAV and/or certain of its advisory affiliates in the past 10 years ended December 31, 2015 as well as certain other regulatory matters, please see attached FAV 10 year regulatory summary. From time to time, FAV and its advisory affiliates receive subpoenas and inquiries from regulators, including requests for documents or information, and also may become the subject of governmental or regulatory examinations or investigations. Findings or orders resulting from such subpoenas, inquiries, examinations or investigations if any, will be reported, to the extent required and permitted by law, on FAV's Form ADV filed with the U.S. Securities and Exchange Commission.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Management

For a summary of material, investment-management-related private litigation in which FAV and/or certain of its advisory affiliates were named as defendants, at any point in the past five years ended December 31, 2015, all of which has since been resolved, please see attached FAV 5 year litigation summary.   In addition, FAV and its advisory affiliates are from time to time named in litigation in the ordinary course of business. To the extent any such litigation is currently pending, as of the date of this response, none is reasonably expected to have a material adverse effect on FAV's financial condition or ability to provide investment management services.  (Italicized terms are as defined on the U.S. Securities and Exchange Commission's Form ADV.)
Gateway Investment Advisers, LLC
To the best of its knowledge, the subadviser is not a party to any material pending legal proceedings.
Invesco Advisers, Inc.
Other than ordinary routine litigation incidental to the business, Invesco Advisers, Inc. is not subject of any pending material legal proceedings that are currently expected to be material to its business or to have a material impact on the services it provides to its clients.
J.P. Morgan Investment Management Inc.
J.P. Morgan Investment Management Inc. is not the subject of any litigation that is currently expected to be material to its business or have a material impact on the services J.P. Morgan Investment Management provides to its clients.
Massachusetts Financial Services Company
Massachusetts Financial Services Company ("MFS") is not a party to any pending legal proceedings that are currently expected to have a material adverse effect on the AZL MFS Investors Trust Fund, the AZL MFS Mid Cap Value Fund, the AZL MFS Value Fund or on the ability of MFS to perform services to the AZL MFS Investors Trust Fund, AZL MFS Mid Cap Value Fund, or the AZL MFS Value Fund.
Metropolitan West Asset Management, LLC
On October 16, 2015, a purported investor in the MetWest Total Return Bond Fund (MW) filed a complaint (the "Complaint") in the United States District Court for the Central District of California against Metropolitan West Asset Management, LLC (the "Defendant"). The Complaint, which purports to be brought derivatively on behalf of Metropolitan West Total Return Bond Fund (the "Fund"), alleges that the Defendant violated Section 36(b) of the Investment Company Act by receiving allegedly excessive investment advisory fees from the Fund. The Complaint seeks, among other things, to recover on behalf of the Fund all allegedly excessive advisory fees from one year prior to the filing of the lawsuit and purported lost investment returns on those amounts, plus interest. With an 18-year track record, the Fund has among the best long-term risk-adjusted results and lowest fees in its category.  As such, the allegations contained in this lawsuit are completely unfounded and the Defendant intends to defend vigorously against this claim.
Morgan Stanley Investment Management Inc.
Morgan Stanley Investment Management (MSIM) and its parent, Morgan Stanley, are named, from time to time, as defendants in various legal actions—including arbitrations, class actions, and other litigation, arising in connection with its activities as a global diversified financial services institution—and involved in investigations and proceedings by governmental and/or regulatory agencies or self-regulatory organizations, certain of which may result in adverse judgments, fines, penalties or sanctions.
Morgan Stanley discloses pending litigations, proceedings and investigations, if any, by governmental and/or regulatory agencies or self-regulatory organizations that it believes is or may be material in its filings on Form 10-K and Forms 10-Q made with the U.S. Securities and Exchange Commission (the Commission). For information regarding such litigations, proceedings or investigations please refer to the information under Part I, Item 3 in Morgan Stanley's Form 10-K (File No. 1-11758) with respect to the fiscal year ended December 31, 2015, and Part II, Item 1 in Morgan Stanley's Form 10-Q (File No. 1-11758) for the fiscal quarters ending March 31, 2015, June 30, 2015 and September 30, 2015 as filed with the Commission. Morgan Stanley's Forms 10-K and 10-Q may be accessed at:
https://www.morganstanley.com/about/ir/sec_filings.html.
MSIM also discloses certain legal and disciplinary events in Item 9 of the firm's Form ADV Part 2.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Management

NFJ Investment Group LLC
To the best of its knowledge, the subadviser is not a party to any material pending legal proceedings, other than ordinary routine litigation incidental to the business.
OppenheimerFunds, Inc.
In 2009, several putative class action lawsuits were filed and later consolidated before the U.S. District Court for the District of Colorado against OppenheimerFunds, Inc. (the "Sub-Adviser"), OppenheimerFunds Distributor, Inc. (the "Distributor"), and Oppenheimer Rochester California Municipal Fund, a fund advised by OFI Global Asset Management, Inc. and distributed by the Distributor (the "California Fund"), in connection with the California Fund's investment performance.  The plaintiffs asserted claims against the Sub-Adviser, the Distributor and certain present and former trustees and officers of the California Fund under the federal securities laws, alleging, among other things, that the disclosure documents of the California Fund contained misrepresentations and omissions and the investment policies of the California Fund were not followed.  Plaintiffs in the suit filed an amended complaint and defendants filed a motion to dismiss.  In 2011, the court issued an order which granted in part and denied in part the defendants' motion to dismiss.  In 2012, plaintiffs filed a motion, which defendants opposed, to certify a class and appoint class representatives and class counsel.  In March 2015, the court granted plaintiffs' motion for class certification.  In May 2015, the U.S. Court of Appeals for the Tenth Circuit vacated the class certification order and remanded the matter to the district court for further proceedings.  In October 2015, the district court reaffirmed its order and determined that the suit will proceed as a class action.  In December 2015, the Tenth Circuit denied defendants' petition to appeal the district court's reaffirmed class certification order.
The Sub-Adviser and the Distributor believe the suit is without merit; that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them in the suit; and that no estimate can yet be made as to the amount or range of any potential loss.  Furthermore, the Sub-Adviser believes that the suit should not impair the ability of the Sub-Adviser or the Distributor to perform their respective duties to the Fund and that the outcome of the suit should not have any material effect on the operations of any of the Oppenheimer funds.
Schroder Investment Management North America Inc.
To the best of its knowledge, the subadviser is not a party to any material pending legal proceedings, other than ordinary routine litigation incidental to the business.
T. Rowe Price Associates, Inc.
To the best of its knowledge, the subadviser is not a party to any material pending legal proceedings, other than ordinary routine litigation incidental to the business.
Templeton Global Advisors Limited
To the best of its knowledge, as of December 31, 2015, the subadviser is not a party to any material pending legal proceedings, other than ordinary routine litigation incidental to the business.
For the year ended January 31, 2016, Templeton Global Advisors Limited (TGAL) was not named as a respondent in any investment-related proceeding brought by any U.S. federal or state regulatory agency, foreign financial regulatory authority or self-regulatory organization. For the period February 1, 2015 through December 31, 2015, TGAL was not named as a defendant in any material, investment-management-related private litigation.
For a summary of investment-related proceedings, findings or orders brought or made by any U.S. federal or state regulatory agency, foreign financial regulatory authority or self-regulatory organization against TGAL and/or certain of its advisory affiliates in the past 10 years ended December 31, 2015, as well as certain other regulatory matters, please attached TGAL 10 year regulatory summary.  From time to time, TGAL and its advisory affiliates receive subpoenas and inquiries from regulators, including requests for documents or information, and also may become the subject of governmental or regulatory examinations or investigations. Findings or orders resulting from such subpoenas, inquiries, examinations or investigations if any, will be reported, to the extent required and permitted by law, on TGAL's Form ADV filed with the U.S. Securities and Exchange Commission.
For a summary of material, investment-management-related private litigation in which TGAL and/or certain of its advisory affiliates were named as defendants, at any point in the past five years ended December 31, 2015, all of which has since been resolved, please see attached TGAL 5 year litigation summary. In addition, TGAL and its advisory affiliates are from time to time named in litigation in the ordinary course of business. To the extent any such litigation is currently pending, as of the date of this response, none is reasonably expected to have a material adverse effect on
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Management

TGAL's financial condition or ability to provide investment management services.  (Italicized terms are as defined on the U.S. Securities and Exchange Commission's Form ADV.)
Wells Capital Management Incorporated
Wells Capital Management, Inc. is not the subject of any litigation that is currently expected to be material to its business or have a material impact on the services Wells Capital Management, Inc. provides to its clients.

THE ADMINISTRATOR

Citi Fund Services Ohio, Inc. ("CFSO"), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the Funds' administrator, and fund accountant. Administrative services of CFSO include providing office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping, legal and dividend disbursing services.

THE DISTRIBUTOR

Allianz Life Financial Services, LLC ("ALFS"), whose address is 5701 Golden Hills Drive, Minneapolis, Minnesota 55416, serves as the Funds' distributor. ALFS is affiliated with the Manager.
Other Distribution Services
The Affiliated Insurance Companies may make payments for distribution services to other companies, including their affiliates, to provide certain distribution related services for the Funds. The companies that receive such payments may in turn, pay any or all of these fees to their registered representatives who have provided distribution services. The payments made for distribution services under these agreements are paid by the Affiliated Insurance Companies and are not paid out of Fund assets.

THE CUSTODIAN

The Bank of New York Mellon ("BNY Mellon"), whose address is One Wall Street, New York, New York 10286, serves as custodian of the Fund. BNY Mellon. BNY Mellon is paid certain fees and reimbursed for certain out-of-pocket expenses for its services. Fees paid by the Fund for these services are included under "Other Expenses" in the Fees and Expenses table for each Fund. BNY Mellon is affiliated with The Boston Company Asset Management LLC.
The SAI provides additional information about the services provided to the Funds.

LICENSING ARRANGEMENTS

AZL S&P 500 Index Fund, AZL Mid Cap Index Fund, and AZL Small Cap Stock Index Fund (the "AZL Index Funds")
The AZL S&P 500 Index Fund, AZL Mid Cap Index Fund and AZL Small Cap Stock Index Fund (the "AZL Index Funds") are not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the AZL Index Funds or any member of the public regarding the advisability of investing in securities generally or in the AZL Index Funds particularly or the ability of the S&P 500 Index, the S&P Mid Cap 400 Index and the S&P SmallCap 600 Index to track general stock market performance. S&P's only relationship to the Manager (the "Licensee") is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index, the S&P Mid Cap 400 Index and the S&P SmallCap 600 Index which is determined, composed and calculated by S&P without regard to the Licensee or the AZL Index Funds. S&P has no obligation to take the needs of the Licensee or the owners of the AZL Index Funds into consideration in determining, composing or calculating the S&P 500 Index, the S&P Mid Cap 400 Index and the S&P SmallCap 600 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the AZL Index Funds or the timing of the issuance or sale of the AZL Index Funds or in the determination or calculation of the equation by which the AZL Index Funds is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the AZL Index Funds.
S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX, THE S&P MID CAP 400 INDEX, THE S&P SMALLCAP 600 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE AZL INDEX FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX, THE S&P MID CAP 400 INDEX, THE S&P SMALLCAP 600 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Management

RESPECT TO THE S&P 500 INDEX, THE S&P MID CAP 400 INDEX, THE S&P SMALLCAP 600 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
AZL Russell 1000 Growth Index Fund and AZL Russell 1000 Value Index Fund (the "AZL Russell Index Funds")
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.
The AZL Russell Index Funds are not promoted, sponsored or endorsed by, nor in any way affiliated with Russell Investments ("Russell"). Russell is not responsible for and has not reviewed the AZL Russell Index Funds nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.
Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.
Russell's publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. RUSSELL MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY, COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE RUSSELL INDEXES OR ANY DATA INCLUDED IN THE RUSSELL INDEXES. RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE, OR THE RESULTS OF USE, OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES. RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.
AZL International Index Fund
THIS FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. ("MSCI"), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE "MSCI PARTIES"). THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY THE MANAGER AND THE FUND. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THIS FUND OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THIS FUND PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THIS FUND OR THE ISSUER OR OWNERS OF THIS FUND OR ANY OTHER PERSON OR ENTITY. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THIS FUND OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THIS FUND TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THIS FUND IS REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THIS FUND OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THIS FUND.
ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Fund Management

MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARITES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
No purchaser, seller or holder of this Fund, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this security without first contacting MSCI to determine whether MSCI's permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.

DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.

THE COMMODITY EXCHANGE ACT

Pursuant to a notice of eligibility claiming exclusion from the definition of commodity pool operator filed with the Commodity Futures Trading Commission ("CFTC") and the National Futures Association on behalf of the Funds, neither the Trust nor any Fund is deemed to be a "commodity pool operator" under the Commodity Exchange Act ("CEA"), and, accordingly, they are excluded from registration or regulation as such under the CEA. On February 9, 2012, the CFTC adopted amendments to its rules; a Fund seeking to claim the exclusion after the effectiveness of the amended rules will be limited in its ability to use futures and options on futures or commodities or engage in swap transactions. Each Fund currently expects to qualify for the exclusion. If a Fund were no longer able to claim the exclusion, the Manager would be required to register as a "commodity pool operator," and the Fund and the Manager would be subject to regulation under the CEA. The Funds are not vehicles for trading in the commodity futures, commodity options, or swaps markets.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Shareholder Information

SHAREHOLDER INFORMATION

PRICING OF FUND SHARES

The price of each fund share is based on its Net Asset Value (NAV). The NAV is the current value of a share in a mutual fund. The NAV is calculated by adding the total value of a Fund's investments and other assets, subtracting its liabilities, and then dividing that figure by the number of outstanding shares of the Fund:
NAV = (Total Assets – Liabilities) ÷ Number of Shares Outstanding
Per share NAV for each Fund is determined and its shares are priced at the close of regular trading on the New York Stock Exchange, normally at 4:00 p.m. Eastern Time, on days the NYSE is open. Shares will not be priced on the days on which the NYSE is closed for trading.
The securities (other than short-term debt securities) of the Funds are generally valued at current market prices. Also, if market quotations are not available, or if an event occurs after the pricing of a security has been established that would likely cause the value to change, the value of the security may be priced at fair value as determined in good faith by or at the direction of the Funds' Trustees.
Options purchased and held by the Funds generally are valued at the average of the closing bid and ask quotations on the principal exchange on which the option is traded, as of the close of the NYSE. The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in good faith by or at the direction of the Funds' Trustees.
Foreign securities held by the Funds are valued on a daily basis using a fair valuation program approved by the Funds' Trustees. The fair valuation program includes processes administered by an independent pricing agent (based upon changes in certain markets, indices, and/or securities, if applicable) that may result in a value different from the last closing price of such foreign security on its principal overseas market or exchange.
The effect of using fair value pricing is that the Fund's NAV will be subject to the judgment of the Board of Trustees or its designees instead of being determined by the market. In addition, foreign securities acquired by a Fund may be valued in foreign markets on days when the Fund's NAV is not calculated. In such cases, the NAV of a Fund may be significantly affected on days when investors cannot buy or sell shares.

PURCHASE AND REDEMPTION OF SHARES

Investors may not purchase or redeem shares of the Funds directly, but only through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. You should refer to the prospectus of the participating insurance company's variable products for information on how to purchase a variable annuity contract or variable life insurance policy, how to select specific Allianz VIP Funds as investment options for your contract or policy and how to redeem monies from the Funds.
Orders for the purchase and redemption of shares of a Fund received before the NYSE closes are effected at the net asset value per share determined as of the close of trading on the NYSE (generally 4:00 p.m. Eastern Time) that day. Orders received after the NYSE closes are effected at the next calculated net asset value. Payment for redemption will be made by the Funds within 7 days after the request is received.
The Funds may suspend the right of redemption under certain extraordinary circumstances in accordance with the rules of the Securities and Exchange Commission. The Funds do not assess any fees when they sell or redeem their shares.
The right of purchase of Fund shares may also be restricted, and purchase orders may be rejected, in accordance with the market timing policy of the Trust as described under the "Market Timing" section below, and the market timing policy of the separate accounts of participating insurance companies. Please refer to your contract prospectus for the market timing policy of the separate account for your contract.
Each Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to the accumulation unit value allocated under your variable contract to the subaccount that invests in the Fund. When these securities are converted to cash, the associated brokerage charges will be deducted from the assets of the subaccount. Any securities redeemed in kind will remain subject to market risk until sold.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Shareholder Information

The Funds currently do not foresee any disadvantages to investors if the Funds serve as an investment medium for both variable annuity contracts and variable life insurance policies. However, it is theoretically possible that the interest of owners of annuity contracts and insurance policies for which the Funds serve as an investment medium might at some time be in conflict due to differences in tax treatment or other considerations. The Board of Trustees and each participating insurance company would be required to monitor events to identify any material conflicts between variable annuity contract owners and variable life insurance policy owners, and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company investing in a Fund might be required to redeem the investment of one or more of its separate accounts from the Fund, which might force the Fund to sell securities at disadvantageous prices.

MARKET TIMING

The Board of Trustees has adopted a policy that the Funds will not knowingly permit market timing or other abusive short-term trading practices. Market timing is frequent or short-term trading activity by certain investors in a fund intending to profit at the expense of other investors in the same fund by taking advantage of pricing inefficiencies that can prevent a fund's share price from accurately reflecting the value of its portfolio securities. For example, investors may engage in short-term trading in funds that invest in securities which trade on overseas securities markets to take advantage of the difference between the close of the overseas markets and the close of the U.S. markets. This type of short-term trading is sometimes referred to as "time-zone arbitrage." Funds that invest in other securities which are less liquid, or are traded less often, may be vulnerable to similar pricing inefficiencies.
Market timing and other abusive short-term trading practices may adversely impact a fund's performance by preventing portfolio managers from fully investing the assets of the fund, diluting the value of shares, or increasing the fund's transaction costs. To the extent that certain of the Funds have significant holdings in foreign securities (including emerging markets securities), small-cap stocks, or high-yield bonds, or any combination thereof, the risks of market timing may be greater for those Funds than for other Funds. The Funds are offered only through variable annuity contracts and life insurance policies, and shares of the Funds are held in subaccounts of affiliated insurance companies. Because Fund transactions are processed by those insurance companies, rather than by the Trust, the Board of Trustees has not adopted procedures to monitor market timing activity at the Fund level, but rather has approved monitoring procedures designed to detect and deter market timing activities at the contract or policy level.
As required by SEC rules, the Funds have entered into agreements with their financial intermediaries, including the affiliated insurance companies, whereby the Funds or their agents may require the financial intermediaries to provide individual account level information about you and your trading activities in the Funds. If the Funds detect market timing activities either at the omnibus or individual account level, the Funds may require the financial intermediaries to take actions to curtail the activity, which may include restricting your trading activity in the Funds.
Your variable annuity or variable life insurance prospectus contains a description of the market timing detection and deterrence policy at the contract or policy level. Please refer to your annuity contract or life insurance policy prospectus for specific details on transfers between accounts.
The procedures that are designed to detect and deter market timing activities at the contract or policy level cannot provide a guarantee that all market timing activity will be identified and restricted. In addition, state law and the terms of some contracts and policies may prevent or restrict the effectiveness of the market timing procedures from stopping certain market timing activity. Market timing activity that is not identified, prevented, or restricted may adversely impact the performance of a Fund.

DISTRIBUTION (12b-1) FEES

Each Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. Distribution fees ("12b-1 fees") under the plan compensate the Distributor and affiliates of Allianz Life Insurance Company of North America for services and expenses relating to the distribution of the Funds' shares in connection with the variable products through which Fund shares are sold. 12b-1 fees are paid from Fund assets on an ongoing basis. Over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
Each of the Funds (except Class 1 shares of the Multi-Class Funds as identified below) pays an annual 12b‑1 fee in the maximum amount of 0.25% of their average daily net assets.
The Trustees have authorized the Trust to issue two classes of shares, Class 1 and Class 2, for the following Funds: AZL JPMorgan U.S. Equity Fund, AZL S&P 500 Index Fund, AZL Schroder Emerging Markets Equity Fund, and AZL T.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Shareholder Information

Rowe Price Capital Appreciation Fund (the "Multi-Class Funds"). Class 1 and Class 2 shares of the Multi-Class Funds are substantially identical, except that Class 1 shares are not subject to a 12b-1 distribution fee, while Class 2 shares are subject to a 12b-1 distribution fee in the amount of 0.25% of average daily net assets attributable to Class 2 shares. Class 1 shares of the AZL S&P 500 Index Fund and AZL Schroder Emerging Markets Equity Fund are available as an investment option only for certain Contracts. Currently, only Class 2 shares of the AZL T. Rowe Price Capital Appreciation Fund, and AZL JPMorgan U.S. Equity Fund are available; Class 1 shares are not available.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

Any income a Fund receives is paid out, less expenses, in the form of dividends to its shareholders. Shares begin accruing dividends on the day they are purchased. Income dividends are usually paid annually. Capital gains for all Funds are distributed at least annually.
All dividends and capital gain distributions will be automatically reinvested in additional shares of a Fund at the net asset value of such shares on the payment date.
Each Fund is treated as a separate corporate entity for tax purposes. Each Fund intends to elect to be treated as a regulated investment company and each Fund intends to qualify for such treatment for each taxable year under Subchapter M of the Internal Revenue Code of 1986, as amended. In addition, each Fund will diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a given issuer generally are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable. If a Fund fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Fund at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Provided that a Fund and a separate account investing in the Fund satisfy applicable tax requirements, any distributions from the Fund to the separate account will be exempt from current federal income taxation to the extent that such distributions accumulate in a variable annuity contract or a variable life insurance policy.
Persons investing in variable annuity contracts or variable life insurance policies should refer to the prospectuses with respect to such contracts or policies for further information regarding the tax treatment of the contracts or policies and the separate accounts in which the contracts or policies are invested.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Financial Highlights

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the financial performance of the Funds for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the tables represent returns that you would have earned (or lost) on an investment in the indicated Fund (assuming reinvestment of all dividends and distributions). The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If insurance contract charges were included, the return would be reduced.
This information has been derived from information audited by KPMG LLP, independent registered public accounting firm, whose reports, along with each Fund's financial statements, are included in the Annual Report to Shareholders and incorporated by reference into the Statement of Additional Information. This should be read in conjunction with those financial statements. When available, copies of the Annual Report will be available without charge upon written request from the Funds at 3435 Stelzer Road, Columbus, Ohio 43219, or by calling toll free 1-877-833-7113.
AZL BlackRock Capital Appreciation Fund
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)
	Year Ended December 31,
	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$18.63	$18.97	$14.29	$12.57	$13.83
Investment Activities:
Net Investment Income/(Loss)	(0.05)	(0.07)	(0.03)	0.09	0.01
Net Realized and Unrealized Gains/(Losses) on Investments	1.07	1.70	4.80	1.64	(1.27)
Total from Investment Activities	1.02	1.63	4.77	1.73	(1.26)
Dividends to Shareholders From:
Net Investment Income	—	—	(0.09)	(0.01)	—
Net Realized Gains	(4.30)	(1.97)	—	—	—
Total Dividends	(4.30)	(1.97)	(0.09)	(0.01)	—
Net Asset Value, End of Period	$15.35	$18.63	$18.97	$14.29	$12.57
Total Return(a)	6.23%	9.11%	33.44%	13.73%	(9.11)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's)	$510,945	$592,146	$711,133	$557,823	$477,619
Net Investment Income/(Loss)	(0.31)%	(0.34)%	(0.22)%	0.62%	0.05%
Expenses Before Reductions(b)	1.10%	1.10%	1.11%	1.11%	1.13%
Expenses Net of Reductions	1.00%	1.00%	1.00%	1.01%	1.02%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(c)	1.00%	1.00%	1.01%	1.01%	1.02%
Portfolio Turnover Rate(d)	69%	101%	161%	62%	81%
(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(b)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.
(c)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a "commission recapture" program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.
(d)	The portfolio turnover rate can be volatile due to the amount and timing of purchases and sales of fund shares during the period.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Financial Highlights

AZL BlackRock Global Allocation Fund
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)
	Year Ended December 31,
	2015	2014	2013	Janauary 10, 2012 to December 31, 2012(a)
Net Asset Value, Beginning of Period	$11.97	$12.05	$10.58	$10.00
Investment Activities:
Net Investment Income/(Loss)	0.10	0.12	0.07	0.13
Net Realized and Unrealized Gains/(Losses) on Investments	(0.27)	0.12	1.42	0.58
Total from Investment Activities	(0.17)	0.24	1.49	0.71
Dividends to Shareholders From:
Net Investment Income	(0.28)	(0.08)	—(b)	(0.13)
Net Realized Gains	(0.53)	(0.24)	(0.02)	—
Total Dividends	(0.81)	(0.32)	(0.02)	(0.13)
Net Asset Value, End of Period	$10.99	$11.97	$12.05	$10.58
Total Return(c)	(1.41)%	1.95%	14.11%	7.13%(d)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's)	$789,320	$777,743	$646,689	$309,063
Net Investment Income/(Loss)(e)	0.84%	1.14%	0.72%	1.09%
Expenses Before Reductions(e)(f)	1.11%	1.11%	1.14%	1.15%
Expenses Net of Reductions(e)	1.11%	1.11%	1.14%	1.14%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(e)(g)	1.11%	1.11%	1.14%	1.15%
Portfolio Turnover Rate	82%	74%	50%	74%(d)
(a)	Period from commencement of operations.
(b)	Less than $0.005.
(c)	The return includes reinvested dividends and fund level expenses, but excludes insurance contract charges. If these charges were included, the returns would have been lower.
(d)	Not annualized.
(e)	Annualized for periods less than one year.
(f)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.
(g)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a "commission recapture" program, which is used to pay certain Fund Expenses.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Financial Highlights

AZL Boston Company Research Growth Fund
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)
	Year Ended December 31,
	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$15.15	$14.75	$10.89	$9.28	$9.62
Investment Activities:
Net Investment Income/(Loss)	0.04	0.03	0.03	0.05	0.03
Net Realized and Unrealized Gains/(Losses) on Investments	0.70	1.19	3.88	1.60	(0.34)
Total from Investment Activities	0.74	1.22	3.91	1.65	(0.31)
Dividends to Shareholders From:
Net Investment Income	(0.03)	(0.02)	(0.05)	(0.04)	(0.03)
Net Realized Gains	(2.19)	(0.80)	—	—	—
Total Dividends	(2.22)	(0.82)	(0.05)	(0.04)	(0.03)
Net Asset Value, End of Period	$13.67	$15.15	$14.75	$10.89	$9.28
Total Return(a)	5.52%	8.45%	36.00%	17.75%	(3.20)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's)	$298,690	$341,479	$360,774	$281,659	$219,720
Net Investment Income/(Loss)	0.24%	0.17%	0.20%	0.53%	0.43%
Expenses Before Reductions(b)	1.06%	1.06%	1.07%	1.07%	1.10%
Expenses Net of Reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(c)	1.00%	1.00%	1.00%	1.02%	1.03%
Portfolio Turnover Rate(e)	50%	46%	48%	53%	109%
(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(b)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.
(c)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a "commission recapture" program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Financial Highlights

AZL DFA Emerging Markets Core Equity Fund
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)
April 27, 2015 to December 31, 2015(a)
Net Asset Value, Beginning of Period	$10.00
Investment Activities:
Net Investment Income/(Loss)	0.06
Net Realized and Unrealized Gains/(Losses) on Investments	(2.53)
Total from Investment Activities	(2.47)
Net Asset Value, End of Period	$7.53
Total Return(b)	(24.70)%(c)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's)	$61,691
Net Investment Income/(Loss)(d)	1.02%
Expenses Before Reductions(d)(e)	2.00%
Expenses Net of Reductions(d)	1.60%
Portfolio Turnover Rate	26%(c)
(a)	For the period April 27, 2015 (commencement of operations) to December 31, 2015.
(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c)	Not annualized.
(d)	Annualized for periods less than one year.
(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Financial Highlights

AZL DFA Five-Year Global Fixed Income Fund
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)
April 27, 2015 to December 31, 2015(a)
Net Asset Value, Beginning of Period	$10.00
Investment Activities:
Net Investment Income/(Loss)	0.06
Net Realized and Unrealized Gains/(Losses) on Investments	(0.15)
Total from Investment Activities	(0.09)
Net Asset Value, End of Period	$9.91
Total Return(b)	(0.90)%(c)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's)	$517,049
Net Investment Income/(Loss)(d)	0.90%
Expenses Before Reductions(d)(e)	0.91%
Expenses Net of Reductions(d)	0.81%
Portfolio Turnover Rate	127%(c)
(a)	For the period April 27, 2015 (commencement of operations) to December 31, 2015.
(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c)	Not annualized.
(d)	Annualized for periods less than one year.
(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Financial Highlights

AZL DFA International Core Equity Fund
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)
April 27, 2015 to December 31, 2015(a)
Net Asset Value, Beginning of Period	$10.00
Investment Activities:
Net Investment Income/(Loss)	0.08
Net Realized and Unrealized Gains/(Losses) on Investments	(1.05)
Total from Investment Activities	(0.97)
Net Asset Value, End of Period	$9.03
Total Return(b)	(9.70)%(c)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's)	$170,273
Net Investment Income/(Loss)(d)	1.19%
Expenses Before Reductions(d)(e)	1.39%
Expenses Net of Reductions(d)	1.19%
Portfolio Turnover Rate	4%(c)
(a)	For the period April 27, 2015 (commencement of operations) to December 31, 2015.
(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c)	Not annualized.
(d)	Annualized for periods less than one year.
(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Financial Highlights

AZL DFA U.S. Core Equity Fund
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)
April 27, 2015 to December 31, 2015(a)
Net Asset Value, Beginning of Period	$10.00
Investment Activities:
Net Investment Income/(Loss)	0.08
Net Realized and Unrealized Gains/(Losses) on Investments	(0.59)
Total from Investment Activities	(0.51)
Net Asset Value, End of Period	$9.49
Total Return(b)	(5.10)%(c)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's)	$557,576
Net Investment Income/(Loss)(d)	1.12%
Expenses Before Reductions(d)(e)	1.12%
Expenses Net of Reductions(d)	0.86%
Portfolio Turnover Rate	12%(c)
(a)	For the period April 27, 2015 (commencement of operations) to December 31, 2015.
(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c)	Not annualized.
(d)	Annualized for periods less than one year.
(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Financial Highlights

AZL DFA U.S. Small Cap Fund
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)
April 27, 2015 to December 31, 2015(a)
Net Asset Value, Beginning of Period	$10.00
Investment Activities:
Net Investment Income/(Loss)	0.03
Net Realized and Unrealized Gains/(Losses) on Investments	(0.83)
Total from Investment Activities	(0.80)
Net Asset Value, End of Period	$9.20
Total Return(b)	(8.00)%(c)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's)	$208,531
Net Investment Income/(Loss)(d)	0.50%
Expenses Before Reductions(d)(e)	1.18%
Expenses Net of Reductions(d)	1.03%
Portfolio Turnover Rate	10%(c)
(a)	For the period April 27, 2015 (commencement of operations) to December 31, 2015.
(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c)	Not annualized.
(d)	Annualized for periods less than one year.
(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Financial Highlights

AZL Enhanced Bond Index Fund
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)
	Year Ended December 31,
	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$11.13	$10.67	$11.17	$11.02	$10.51
Investment Activities:
Net Investment Income/(Loss)	0.27	0.14	0.05	0.09	0.11
Net Realized and Unrealized Gains/(Losses) on Investments	(0.24)	0.43	(0.31)	0.38	0.65
Total from Investment Activities	0.03	0.57	(0.26)	0.47	0.76
Dividends to Shareholders From:
Net Investment Income	(0.24)	(0.11)	(0.12)	(0.13)	(0.13)
Net Realized Gains	(0.14)	—	(0.12)	(0.19)	(0.12)
Total Dividends	(0.38)	(0.11)	(0.24)	(0.32)	(0.25)
Net Asset Value, End of Period	$10.78	$11.13	$10.67	$11.17	$11.02
Total Return(a)	0.23%	5.35%	(2.32)%	4.22%	7.28%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's)	$682,269	$949,426	$788,913	$503,548	$341,219
Net Investment Income/(Loss)	1.65%	1.49%	1.14%	1.35%	1.69%
Expenses Before Reductions(b)	0.66%	0.65%	0.66%	0.68%	0.69%
Expenses Net of Reductions	0.66%	0.65%	0.66%	0.68%	0.69%
Portfolio Turnover Rate(c)	342%	564%	663%	385%	407%
(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(b)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.
(c)	Portfolio turnover rate can be volatile due to the amount and timing of purchases and sales of fund shares during the period.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Financial Highlights

AZL Federated Clover Small Value Fund
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)
	Year Ended December 31,
	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$22.19	$23.66	$18.14	$15.96	$16.72
Investment Activities:
Net Investment Income/(Loss)	0.22	0.15	0.20	0.15	0.11
Net Realized and Unrealized Gains/(Losses) on Investments	(1.49)	1.60	5.58	2.13	(0.77)
Total from Investment Activities	(1.27)	1.75	5.78	2.28	(0.66)
Dividends to Shareholders From:
Net Investment Income	(0.20)	(0.21)	(0.16)	(0.10)	(0.10)
Net Realized Gains	(3.47)	(3.01)	(0.10)	—	—
Total Dividends	(3.67)	(3.22)	(0.26)	(0.10)	(0.10)
Net Asset Value, End of Period	$17.25	$22.19	$23.66	$18.14	$15.96
Total Return(a)	(6.10)%	7.54%	32.00%	14.32%	(3.92)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's)	$307,021	$422,550	$481,889	$261,731	$199,020
Net Investment Income/(Loss)	0.85%	0.53%	1.27%	0.96%	0.60%
Expenses Before Reductions(b)	1.05%	1.03%	1.08%	1.07%	1.09%
Expenses Net of Reductions	1.05%	1.03%	1.01%	0.99%	1.09%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(c)	1.05%	1.03%	1.08%	1.07%	1.09%
Portfolio Turnover Rate(d)	72%	74%	97%(e)	156%(f)	15%
(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(b)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.
(c)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a "commission recapture" program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.
(d)	The portfolio turnover rate can be volatile due to the amount and timing of purchases and sales of fund shares during the period.
(e)	Cost of purchases and proceeds from sales of portfolio securities incurred to realign the Fund's portfolio after the fund merger are excluded from the portfolio turnover rate. If such amounts had not been excluded, the portfolio turnover rate would have been 140%.
(f)	Effective February 24, 2012, the Subadviser changed from Franklin Advisory Services LLC to Federated Global Investment Management Corp. Costs of purchases and proceeds from sales of portfolio securities associated with the change in the Subadviser contributed to a higher portfolio turnover rate for the year ended December 31, 2012 as compared to prior years.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Financial Highlights

AZL Franklin Templeton Founding Strategy Plus Fund
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)
	Year Ended December 31,
	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$13.72	$13.86	$12.01	$10.75	$10.99
Investment Activities:
Net Investment Income/(Loss)	0.32	0.32	0.15	0.27	0.23
Net Realized and Unrealized Gains/(Losses) on Investments	(1.07)	(0.01)	2.01	1.31	(0.43)
Total from Investment Activities	(0.75)	0.31	2.16	1.58	(0.20)
Dividends to Shareholders From:
Net Investment Income	(0.56)	(0.22)	(0.22)	(0.27)	(0.02)
Net Realized Gains	(0.35)	(0.23)	(0.09)	(0.05)	(0.02)
Total Dividends	(0.91)	(0.45)	(0.31)	(0.32)	(0.04)
Net Asset Value, End of Period	$12.06	$13.72	$13.86	$12.01	$10.75
Total Return(a)	(5.46)%	2.14%	18.12%	14.78%	(1.83)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's)	$735,431	$795,513	$711,214	$409,883	$302,592
Net Investment Income/(Loss)	2.31%	2.51%	2.10%	2.80%	2.90%
Expenses Before Reductions(b)	1.04%	1.04%	1.05%	1.09%	1.16%
Expenses Net of Reductions	1.04%	1.04%	1.05%	1.09%	1.16%
Portfolio Turnover Rate	35%	23%	24%	19%	17%
(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(b)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Financial Highlights

AZL Gateway Fund
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)
	Year Ended December 31,
	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$11.87	$11.65	$10.83	$10.44	$10.13
Investment Activities:
Net Investment Income/(Loss)	0.15	0.13	0.13	0.06	0.09
Net Realized and Unrealized Gains/(Losses) on Investments	0.08	0.23	0.78	0.37	0.22
Total from Investment Activities	0.23	0.36	0.91	0.43	0.31
Dividends to Shareholders From:
Net Investment Income	(0.14)	(0.14)	(0.09)	(0.04)	—
Total Dividends	(0.14)	(0.14)	(0.09)	(0.04)	—
Net Asset Value, End of Period	$11.96	$11.87	$11.65	$10.83	$10.44
Total Return(a)	1.98%	3.09%	8.44%	4.15%	3.06%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's)	$200,708	$217,753	$212,164	$169,796	$52,116
Net Investment Income/(Loss)	1.11%	1.14%	1.35%	1.74%	1.37%
Expenses Before Reductions(b)	1.10%	1.10%	1.11%	1.14%	1.25%
Expenses Net of Reductions	1.10%	1.10%	1.10%	1.11%	1.24%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(c)	1.10%	1.10%	1.11%	1.14%	1.25%
Portfolio Turnover Rate	5%	18%	16%	5%	12%
(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(b)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.
(c)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a "commission recapture" program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Financial Highlights

AZL International Index Fund
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)
	Year Ended December 31,
	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$15.28	$16.57	$13.93	$12.03	$13.99
Investment Activities:
Net Investment Income/(Loss)	0.58	0.42	0.29	0.26	0.28
Net Realized and Unrealized Gains/(Losses) on Investments	(0.79)	(1.43)	2.65	1.89	(2.07)
Total from Investment Activities	(0.21)	(0.99)	2.94	2.15	(1.79)
Dividends to Shareholders From:
Net Investment Income	(0.65)	(0.30)	(0.30)	(0.25)	(0.17)
Total Dividends	(0.65)	(0.30)	(0.30)	(0.25)	(0.17)
Net Asset Value, End of Period	$14.42	$15.28	$16.57	$13.93	$12.03
Total Return(a)	(1.39)%	(6.18)%	21.36%	18.04%	(12.78)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's)	$576,330	$863,302	$808,196	$567,238	$380,763
Net Investment Income/(Loss)	2.16%	2.88%	2.23%	2.66%	2.70%
Expenses Before Reductions(b)	0.75%	0.75%	0.76%	0.80%	0.83%
Expenses Net of Reductions	0.74%	0.75%	0.76%	0.77%	0.74%
Portfolio Turnover Rate(c)	13%	3%	2%	3%	12%
(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(b)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.
(c)	The portfolio turnover rate can be volatile due to the amount and timing of purchases and sales of fund shares during the period.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Financial Highlights

AZL Invesco Equity and Income Fund
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)
	Year Ended December 31,
	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$16.50	$15.73	$12.73	$11.54	$11.95
Investment Activities:
Net Investment Income/(Loss)	0.19	0.23	0.11	0.15	0.14
Net Realized and Unrealized Gains/(Losses) on Investments	(0.61)	1.10	3.02	1.22	(0.41)
Total from Investment Activities	(0.42)	1.33	3.13	1.37	(0.27)
Dividends to Shareholders From:
Net Investment Income	(0.36)	(0.13)	(0.13)	(0.18)	(0.14)
Net Realized Gains	(0.69)	(0.43)	—	—	—
Total Dividends	(1.05)	(0.56)	(0.13)	(0.18)	(0.14)
Net Asset Value, End of Period	$15.03	$16.50	$15.73	$12.73	$11.54
Total Return(a)	(2.47)%	8.50%	24.67%	11.91%	(2.18)%(b)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's)	$1,282,506	$1,317,095	$1,072,014	$575,068	$442,396
Net Investment Income/(Loss)	1.22%	1.57%	1.20%	1.46%	1.57%
Expenses Before Reductions(c)	1.05%	1.05%	1.06%	1.07%	1.09%
Expenses Net of Reductions	0.96%	0.96%	0.97%	0.98%	1.01%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(d)	0.96%	0.96%	0.97%	0.98%	1.01%
Portfolio Turnover Rate(e)	117%	119%	52%	29%	28%
(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(b)	During the year ended December 31, 2011, Invesco Advisers, Inc. reimbursed $1,491 to the Fund related to violation of certain investment policies and limitations. The corresponding impact to the return was less than 0.005%.
(c)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.
(d)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a "commission recapture" program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.
(e)	Portfolio turnover rate can be volatile due to the amount and timing of purchases and sales of fund shares during the period.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Financial Highlights

AZL Invesco Growth and Income Fund
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)
	Year Ended December 31,
	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$16.36	$15.51	$11.71	$10.39	$10.70
Investment Activities:
Net Investment Income/(Loss)	0.24	0.33	0.16	0.14	0.15
Net Realized and Unrealized Gains/(Losses) on Investments	(0.81)	1.21	3.77	1.35	(0.36)
Total from Investment Activities	(0.57)	1.54	3.93	1.49	(0.21)
Dividends to Shareholders From:
Net Investment Income	(0.51)	(0.16)	(0.13)	(0.17)	(0.10)
Net Realized Gains	(1.74)	(0.53)	—	—	—
Total Dividends	(2.25)	(0.69)	(0.13)	(0.17)	(0.10)
Net Asset Value, End of Period	$13.54	$16.36	$15.51	$11.71	$10.39
Total Return(a)	(3.26)%	10.00%	33.69%	14.33%	(1.94)%(b)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's)	$355,176	$422,307	$439,464	$328,685	$251,302
Net Investment Income/(Loss)	1.25%	1.91%	1.17%	1.43%	1.32%
Expenses Before Reductions(c)	1.06%	1.05%	1.05%	1.07%	1.09%
Expenses Net of Reductions	0.97%	0.96%	0.96%	0.97%	0.98%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(d)	0.97%	0.96%	0.96%	0.98%	0.99%
Portfolio Turnover Rate	19%	29%	31%	32%	22%
(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(b)	During the year ended December 31, 2011, Invesco Advisers, Inc. reimbursed $1,687 to the Fund related to violation of certain investment policies and limitations. The corresponding impact to the return was less than 0.005%.
(c)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.
(d)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a "commission recapture" program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Financial Highlights

AZL Invesco International Equity Fund
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)
	Year Ended December 31,
	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$18.39	$18.62	$15.87	$13.97	$15.24
Investment Activities:
Net Investment Income/(Loss)	0.24	0.27	0.22	0.16	0.28
Net Realized and Unrealized Gains/(Losses) on Investments	(0.79)	(0.21)	2.74	2.00	(1.40)
Total from Investment Activities	(0.55)	0.06	2.96	2.16	(1.12)
Dividends to Shareholders From:
Net Investment Income	(0.30)	(0.29)	(0.21)	(0.26)	(0.15)
Net Realized Gains	(1.11)	—	—	—	—
Total Dividends	(1.41)	(0.29)	(0.21)	(0.26)	(0.15)
Net Asset Value, End of Period	$16.43	$18.39	$18.62	$15.87	$13.97
Total Return(a)	(2.74)%	0.25%	18.78%	15.56%	(7.32)%(b)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's)	$465,582	$547,434	$592,345	$509,885	$459,529
Net Investment Income/(Loss)	1.19%	1.31%	1.26%	1.12%	1.72%
Expenses Before Reductions(c)	1.23%	1.24%	1.24%	1.25%	1.27%
Expenses Net of Reductions	1.18%	1.19%	1.19%	1.20%	1.19%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(d)	1.18%	1.19%	1.19%	1.20%	1.19%
Portfolio Turnover Rate	21%	23%	28%	27%	30%
(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(b)	During the year ended December 31, 2011, Invesco Advisers, Inc. reimbursed $13,257 to the Fund related to violation of certain investment policies and limitations. The corresponding impact to the return was less than 0.005%.
(c)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.
(d)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a "commission recapture" program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Financial Highlights

AZL JPMorgan International Opportunities Fund
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)
	Year Ended December 31,
	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$17.09	$18.71	$15.85	$13.42	$15.62
Investment Activities:
Net Investment Income/(Loss)	0.30	0.48	0.27	0.26	0.21
Net Realized and Unrealized Gains/(Losses) on Investments	(0.17)	(1.85)	2.98	2.44	(2.31)
Total from Investment Activities	0.13	(1.37)	3.25	2.70	(2.10)
Dividends to Shareholders From:
Net Investment Income	(0.44)	(0.25)	(0.39)	(0.27)	(0.10)
Net Realized Gains	(0.29)	—	—	—	—
Total Dividends	(0.73)	(0.25)	(0.39)	(0.27)	(0.10)
Net Asset Value, End of Period	$16.49	$17.09	$18.71	$15.85	$13.42
Total Return(a)	0.78%	(7.39)%	20.69%	20.26%	(13.41)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's)	$512,788	$580,733	$671,572	$578,791	$398,683
Net Investment Income/(Loss)	1.45%	2.52%	1.49%	2.08%	1.88%
Expenses Before Reductions(b)	1.27%	1.29%	1.29%	1.30%	1.32%
Expenses Net of Reductions	1.17%	1.19%	1.19%	1.20%	1.21%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(c)	1.17%	1.19%	1.19%	1.20%	1.21%
Portfolio Turnover Rate	42%	50%	42%	37%	128%(d)
(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(b)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.
(c)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a "commission recapture" program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.
(d)	Effective May 1, 2011, the Subadviser changed from Morgan Stanley Management, Inc. to J.P. Morgan Investment Management, Inc. Costs of purchases and proceeds from sales of portfolio securities associated with the change in the Subadviser contributed to a higher portfolio turnover rate for the year ended December 31, 2011 as compared to prior years.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Financial Highlights

AZL JPMorgan U.S. Equity Fund
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)
	Year Ended December 31,
	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$16.48	$14.54	$10.72	$9.22	$9.50
Investment Activities:
Net Investment Income/(Loss)	0.15	0.18	0.11	0.11	0.09
Net Realized and Unrealized Gains/(Losses) on Investments	(0.14)	1.88	3.83	1.47	(0.30)
Total from Investment Activities	0.01	2.06	3.94	1.58	(0.21)
Dividends to Shareholders From:
Net Investment Income	(0.19)	(0.12)	(0.12)	(0.08)	(0.07)
Total Dividends	(0.19)	(0.12)	(0.12)	(0.08)	(0.07)
Net Asset Value, End of Period	$16.30	$16.48	$14.54	$10.72	$9.22
Total Return(a)	0.12%	14.18%	36.90%(d)	17.13%	(2.20)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's)	$409,793	$511,321	$507,810	$393,725	$312,277
Net Investment Income/(Loss)	0.62%	1.02%	0.83%	1.16%	0.90%
Expenses Before Reductions(b)	1.11%	1.10%	1.11%	1.12%	1.13%
Expenses Net of Reductions	1.02%	1.01%	1.01%	1.03%	1.08%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(c)	1.02%	1.01%	1.02%	1.04%	1.08%
Portfolio Turnover Rate	71%	77%	81%	71%	81%
(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(b)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.
(c)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a "commission recapture" program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.
(d)	During the year ended December 31, 2013, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.09%.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Financial Highlights

AZL MetWest Total Return Bond Fund
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)
	Year Ended December 31, 2015	November 17, 2014 to December 31, 2014(a)
Net Asset Value, Beginning of Period	$10.07	$10.00
Investment Activities:
Net Investment Income/(Loss)	0.11	0.01
Net Realized and Unrealized Gains/(Losses) on Investments	(0.13)	0.06
Total from Investment Activities	(0.02)	0.07
Dividends to Shareholders From:
Net Investment Income	(0.01)	—
Net Realized Gains	(0.03)	—
Total Dividends	(0.04)	—
Net Asset Value, End of Period	$10.01	$10.07
Total Return(b)	(0.20)%	0.70%(c)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's)	$392,669	$415,586
Net Investment Income/(Loss)(d)	1.02%	0.56%
Expenses Before Reductions(d)(e)	0.89%	0.91%
Expenses Net of Reductions(d)	0.84%	0.86%
Portfolio Turnover Rate	256%	27%(c)
(a)	Period from commencement of operations.
(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c)	Not annualized.
(d)	Annualized for periods less than one year.
(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Financial Highlights

AZL MFS Investors Trust Fund
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)
	Year Ended December 31,
	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$22.95	$21.30	$16.29	$13.79	$14.20
Investment Activities:
Net Investment Income/(Loss)	0.14	0.19	0.16	0.15	0.12
Net Realized and Unrealized Gains/(Losses) on Investments	(0.23)	2.07	5.00	2.46	(0.44)
Total from Investment Activities	(0.09)	2.26	5.16	2.61	(0.32)
Dividends to Shareholders From:
Net Investment Income	(0.18)	(0.16)	(0.15)	(0.11)	(0.09)
Net Realized Gains	(3.22)	(0.45)	—	—	—
Total Dividends	(3.40)	(0.61)	(0.15)	(0.11)	(0.09)
Net Asset Value, End of Period	$19.46	$22.95	$21.30	$16.29	$13.79
Total Return(a)	—	10.75%	31.77%	18.95%	(2.22)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's)	$307,640	$371,325	$406,853	$326,492	$272,336
Net Investment Income/(Loss)	0.55%	0.72%	0.77%	1.01%	0.79%
Expenses Before Reductions(b)	1.05%	1.05%	1.06%	1.07%	1.09%
Expenses Net of Reductions	1.02%	1.02%	1.02%	1.03%	1.05%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(c)	1.02%	1.02%	1.02%	1.03%	1.05%
Portfolio Turnover Rate	17%	21%	21%	31%	22%
(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(b)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.
(c)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a "commission recapture" program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Financial Highlights

AZL MFS Mid Cap Value Fund
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)
	Year Ended December 31,
	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$12.55	$11.85	$8.84	$7.66	$8.02
Investment Activities:
Net Investment Income/(Loss)	0.07	0.10	0.04	0.07	0.05
Net Realized and Unrealized Gains/(Losses) on Investments	(0.36)	1.18	3.04	1.16	(0.34)
Total from Investment Activities	(0.29)	1.28	3.08	1.23	(0.29)
Dividends to Shareholders From:
Net Investment Income	(0.08)	(0.04)	(0.07)	(0.05)	(0.07)
Net Realized Gains	(3.65)	(0.54)	—	—	—
Total Dividends	(3.73)	(0.58)	(0.07)	(0.05)	(0.07)
Net Asset Value, End of Period	$8.53	$12.55	$11.85	$8.84	$7.66
Total Return(a)	(2.51)%	10.90%	34.91%	16.03%	(3.57)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's)	$194,182	$231,443	$231,133	$169,131	$132,790
Net Investment Income/(Loss)	0.65%	0.76%	0.38%	0.88%	0.62%
Expenses Before Reductions(b)	1.07%	1.05%	1.06%	1.07%	1.08%
Expenses Net of Reductions	1.07%	1.05%	1.05%	1.05%	1.06%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(c)	1.07%	1.05%	1.06%	1.07%	1.08%
Portfolio Turnover Rate	47%	136%(d)	59%	50%	53%
(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(b)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.
(c)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a "commission recapture" program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.
(d)	Effective January 24, 2014, the subadviser changed from Columbia Management Investment Advisers, LLC to Massachusetts Financial Services Company. Cost of purchases and proceeds from sales of portfolio securities associated with the change in the subadviser contributed to a higher portfolio turnover rate for the year ended December 31, 2014 as compared to prior years.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Financial Highlights

AZL MFS Value Fund
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)
	Year Ended December 31,
	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$13.03	$11.98	$8.98	$7.79	$8.24
Investment Activities:
Net Investment Income/(Loss)	0.22	0.28	0.16	0.15	0.13
Net Realized and Unrealized Gains/(Losses) on Investments	(0.34)	0.94	3.00	1.15	(0.50)
Total from Investment Activities	(0.12)	1.22	3.16	1.30	(0.37)
Dividends to Shareholders From:
Net Investment Income	(0.29)	(0.17)	(0.16)	(0.11)	(0.08)
Total Dividends	(0.29)	(0.17)	(0.16)	(0.11)	(0.08)
Net Asset Value, End of Period	$12.62	$13.03	$11.98	$8.98	$7.79
Total Return(a)	(0.83)%	10.26%	35.42%	16.67%	(4.45)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's)	$447,524	$524,262	$549,700	$423,789	$436,251
Net Investment Income/(Loss)	1.41%	2.01%	1.46%	1.59%	1.40%
Expenses Before Reductions(b)	1.05%	1.04%	1.05%	1.06%	1.07%
Expenses Net of Reductions	1.01%	1.01%	1.01%	1.02%	1.04%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(c)	1.01%	1.01%	1.02%	1.02%	1.04%
Portfolio Turnover Rate	14%	12%	17%	95%(d)	49%
(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(b)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.
(c)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a "commission recapture" program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.
(d)	Effective September 15, 2012, the Subadviser changed from Eaton Vance Management to Massachusetts Financial Services Company. Costs of purchases and proceeds from sales of portfolio securities associated with the change in the Subadviser contributed to a higher portfolio turnover rate for the year ended December 31, 2012 as compared to prior years.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Financial Highlights

AZL Mid Cap Index Fund
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)
	Year Ended December 31,
	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$23.49	$22.43	$17.27	$15.10	$16.17
Investment Activities:
Net Investment Income/(Loss)	0.30	0.19	0.14	0.14	0.07
Net Realized and Unrealized Gains/(Losses) on Investments	(0.91)	1.85	5.47	2.45	(0.47)
Total from Investment Activities	(0.61)	2.04	5.61	2.59	(0.40)
Dividends to Shareholders From:
Net Investment Income	(0.27)	(0.16)	(0.14)	(0.07)	(0.06)
Net Realized Gains	(1.51)	(0.82)	(0.31)	(0.35)	(0.61)
Total Dividends	(1.78)	(0.98)	(0.45)	(0.42)	(0.67)
Net Asset Value, End of Period	$21.10	$23.49	$22.43	$17.27	$15.10
Total Return(a)	(2.67)%	9.21%	32.71%	17.22%	(2.32)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's)	$406,092	$554,440	$492,994	$311,979	$209,586
Net Investment Income/(Loss)	0.95%	0.88%	0.86%	1.04%	0.66%
Expenses Before Reductions(b)	0.57%	0.57%	0.58%	0.60%	0.63%
Expenses Net of Reductions	0.57%	0.57%	0.58%	0.60%	0.61%
Portfolio Turnover Rat	26%	13%	12%	9%	15%
(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(b)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Financial Highlights

AZL Morgan Stanley Global Real Estate Fund
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)
	Year Ended December 31,
	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$11.11	$9.86	$9.99	$7.82	$8.99
Investment Activities:
Net Investment Income/(Loss)	0.22	0.18	0.16	0.16	0.13
Net Realized and Unrealized Gains/(Losses) on Investments	(0.39)	1.17	0.14	2.16	(1.02)
Total from Investment Activities	(0.17)	1.35	0.30	2.32	(0.89)
Dividends to Shareholders From:
Net Investment Income	(0.43)	(0.10)	(0.43)	(0.15)	(0.28)
Total Dividends	(0.43)	(0.10)	(0.43)	(0.15)	(0.28)
Net Asset Value, End of Period	$10.51	$11.11	$9.86	$9.99	$7.82
Total Return(a)	(1.34)%	13.77%	3.02%	29.86%	(9.94)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's)	$159,821	$187,892	$181,795	$183,841	$168,465
Net Investment Income/(Loss)	1.70%	1.67%	1.43%	1.69%	1.44%
Expenses Before Reductions(b)	1.29%	1.29%	1.29%	1.34%	1.35%
Expenses Net of Reductions	1.29%	1.28%	1.29%	1.34%	1.35%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(c)	1.29%	1.29%	1.28%	1.34%	1.35%
Portfolio Turnover Rate	25%	32%	29%	34%	23%
(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(b)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.
(c)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a "commission recapture" program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Financial Highlights

AZL NFJ International Value Fund
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)
	Year Ended December 31,
	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$11.51	$12.88	$11.74	$12.14	$14.65
Investment Activities:
Net Investment Income/(Loss)	0.23	0.28	0.25	0.19	0.53
Net Realized and Unrealized Gains/(Losses) on Investments	(1.66)	(0.89)	1.11	2.14	(2.13)
Total from Investment Activities	(1.43)	(0.61)	1.36	2.33	(1.60)
Dividends to Shareholders From:
Net Investment Income	(0.31)	(0.25)	(0.22)	(0.35)	(0.36)
Net Realized Gains	(0.06)	(0.51)	—	(2.38)	(0.55)
Total Dividends	(0.37)	(0.76)	(0.22)	(2.73)	(0.91)
Net Asset Value, End of Period	$9.71	$11.51	$12.88	$11.74	$12.14
Total Return(a)	(12.57)%	(5.26)%	11.66%	20.55%	(10.92)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's)	$117,211	$147,054	$151,096	$135,156	$92,191
Net Investment Income/(Loss)	1.80%	2.35%	2.10%	2.25%	2.45%
Expenses Before Reductions(b)	1.24%	1.24%	1.23%	1.25%	1.24%
Expenses Net of Reductions	1.24%	1.24%	1.22%	1.24%	1.17%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(c)	1.24%	1.24%	1.23%	1.25%	1.19%
Portfolio Turnover Rate	50%	20%	24%	21%	43%
(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(b)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.
(c)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a "commission recapture" program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Financial Highlights

AZL Oppenheimer Discovery Fund
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)
	Year Ended December 31,
	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$14.41	$15.78	$10.94	$9.38	$9.92
Investment Activities:
Net Investment Income/(Loss)	(0.09)	(0.11)	(0.10)	(0.01)	(0.04)
Net Realized and Unrealized Gains/(Losses) on Investments	0.50	(0.29)	5.07	1.57	(0.50)
Total from Investment Activities	0.41	(0.40)	4.97	1.56	(0.54)
Dividends to Shareholders From:
Net Realized Gains	(2.18)	(0.97)	(0.13)	—	—(a)
Total Dividends	(2.18)	(0.97)	(0.13)	—	—(a)
Net Asset Value, End of Period	$12.64	$14.41	$15.78	$10.94	$9.38
Total Return(b)	2.19%	(2.30)%	45.52%	16.63%	(5.39)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's)	$235,418	$307,422	$350,555	$123,750	$79,768
Net Investment Income/(Loss)	(0.63)%	(0.73)%	(0.86)%	(0.07)%	(0.40)%
Expenses Before Reductions(c)	1.16%	1.16%	1.16%	1.18%	1.19%
Expenses Net of Reductions	1.16%	1.16%	1.16%	1.18%	1.19%
Portfolio Turnover Rate(d)	71%	99%	79%(e)	161%	145%(f)
(a)	Represents less than $0.005.
(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.
(d)	The portfolio turnover rate can be volatile due to the amount and timing of purchases and sales of fund shares during the period.
(e)	Cost of purchases and proceeds from sales of portfolio securities incurred to realign the Fund's portfolio after the fund merger are excluded from the portfolio turnover rate. If such amounts had not been excluded, the portfolio turnover rate would have been 128%.
(f)	The portfolio turnover rate for the year ended December 31, 2011 was higher than the prior year primarily due to the amount and timing of sales and purchases of fund shares during the period.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Financial Highlights

AZL Pyramis® Total Bond Fund
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)
	Year Ended December 31,
	2015	2014	2013	September 5, 2012 to December 31, 2012(a)
Net Asset Value, Beginning of Period	$10.14	$9.78	$10.06	$10.00
Investment Activities:
Net Investment Income/(Loss)	0.31	0.18	0.12	0.02
Net Realized and Unrealized Gains/(Losses) on Investments	(0.40)	0.34	(0.34)	0.04
Total from Investment Activities	(0.09)	0.52	(0.22)	0.06
Dividends to Shareholders From:
Net Investment Income	(0.20)	(0.16)	(0.04)	—
Net Realized Gains	—	—	(0.02)	—
Total Dividends	(0.20)	(0.16)	(0.06)	—
Net Asset Value, End of Period	$9.85	$10.14	$9.78	$10.06
Total Return(b)	(0.89)%	5.37%	(2.20)%	0.60%(c)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's)	$433,205	$457,287	$370,623	$357,699
Net Investment Income/(Loss)(d)	2.93%	2.11%	1.24%	0.78%
Expenses Before Reductions(d)(e)	0.82%	0.81%	0.81%	0.80%
Expenses Net of Reductions(d)	0.82%	0.81%	0.81%	0.80%
Portfolio Turnover Rate(f)	123%	421%	488%	303%(c)
(a)	Period from commencement of operations.
(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c)	Not annualized.
(d)	Annualized for periods less than one year.
(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.
(f)	The portfolio turnover rate can be volatile due to the amount and timing of purchases and sales of fund shares during the period.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Financial Highlights

AZL Russell 1000 Growth Index Fund
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)
	Year Ended December 31,
	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$17.11	$16.55	$12.63	$11.10	$10.95
Investment Activities:
Net Investment Income/(Loss)	0.19	0.17	0.18	0.12	0.08
Net Realized and Unrealized Gains/(Losses) on Investments	0.54	1.80	3.90	1.48	0.13
Total from Investment Activities	0.73	1.97	4.08	1.60	0.21
Dividends to Shareholders From:
Net Investment Income	(0.19)	(0.17)	(0.16)	(0.07)	(0.06)
Net Realized Gains	(2.33)	(1.24)	—	—	—
Total Dividends	(2.52)	(1.41)	(0.16)	(0.07)	(0.06)
Net Asset Value, End of Period	$15.32	$17.11	$16.55	$12.63	$11.10
Total Return(a)	4.86%	12.21%	32.48%	14.40%	1.92%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's)	$101,530	$130,259	$144,335	$145,865	$111,887
Net Investment Income/(Loss)	0.86%	0.83%	0.89%	1.09%	0.72%
Expenses Before Reductions(b)	0.78%	0.78%	0.78%	0.80%	0.84%
Expenses Net of Reductions	0.78%	0.78%	0.78%	0.80%	0.84%
Portfolio Turnover Rate	14%	13%	13%	16%	24%
(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(b)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Financial Highlights

AZL Russell 1000 Value Index Fund
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)
		Year Ended December 31,
	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$14.82	$14.70	$11.84	$10.36	$10.49
Investment Activities:
Net Investment Income/(Loss)	0.22	0.24	0.31	0.20	0.16
Net Realized and Unrealized Gains/(Losses) on Investments	(0.92)	1.55	3.35	1.52	(0.19)
Total from Investment Activities	(0.70)	1.79	3.66	1.72	(0.03)
Dividends to Shareholders From:
Net Investment Income	(0.23)	(0.23)	(0.29)	(0.15)	(0.10)
Net Realized Gains	(0.98)	(1.44)	(0.51)	(0.09)	—
Total Dividends	(1.21)	(1.67)	(0.80)	(0.24)	(0.10)
Net Asset Value, End of Period	$12.91	$14.82	$14.70	$11.84	$10.36
Total Return(a)	(4.42)%	12.59%	31.52%	16.63%	(0.25)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's)	$193,094	$219,158	$205,807	$224,382	$182,515
Net Investment Income/(Loss)	1.54%	1.60%	1.54%	1.85%	1.59%
Expenses Before Reductions(b)	0.77%	0.76%	0.77%	0.78%	0.79%
Expenses Net of Reductions	0.77%	0.76%	0.77%	0.78%	0.79%
Portfolio Turnover Rate	16%	16%	11%	18%	20%
(a) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(b)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Financial Highlights

AZL S&P 500 Index Fund
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)
	Year Ended December 31,
	2015	2014	2013	2012	2011
Class 1 – Net Asset Value, Beginning of Period	$14.50	$12.96	$9.95	$8.71	$8.68
Investment Activities:
Net Investment Income/(Loss)	0.27(a)	0.24(a)	0.21(a)	0.19(a)	0.16(a)
Net Realized and Unrealized Gains/(Losses) on Investments	(0.12)	1.49	2.96	1.17	—
Total from Investment Activities	0.15	1.73	3.17	1.36	0.16
Dividends to Shareholders From:
Net Investment Income	(0.34)	(0.19)	(0.16)	(0.12)	(0.13)
Total Dividends	(0.34)	(0.19)	(0.16)	(0.12)	(0.13)
Net Asset Value, End of Period	$14.31	$14.50	$12.96	$9.95	$8.71
Total Return(b)	1.16%	13.41%	32.02%	15.66%	1.88%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's)	$20,022	$21,304	$19,334	$14,828	$13,488
Net Investment Income/(Loss)	1.86%	1.76%	1.81%	2.00%	1.79%
Expenses Before Reductions(c)	0.24%	0.24%	0.24%	0.26%	0.27%
Expenses Net of Reductions(d)	0.24%	0.24%	0.24%	0.26%	0.26%
Portfolio Turnover Rate(e)	8%	3%	4%	3%	2%
Class 2 – Net Asset Value, Beginning of Period	$14.40	$12.88	$9.90	$8.67	$8.65
Investment Activities:
Net Investment Income/(Loss)	0.23(a)	0.20(a)	0.18(a)	0.17(a)	0.14(a)
Net Realized and Unrealized Gains/(Losses) on Investments	(0.11)	1.48	2.94	1.17	(0.01)
Total from Investment Activities	0.12	1.68	3.12	1.34	0.13
Dividends to Shareholders From:
Net Investment Income	(0.29)	(0.16)	(0.14)	(0.11)	(0.11)
Total Dividends	(0.29)	(0.16)	(0.14)	(0.11)	(0.11)
Net Asset Value, End of Period	$14.23	$14.40	$12.88	$9.90	$8.67
Total Return(b)	0.95%	13.12%	31.66%	15.42%	1.55%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's)	$1,223,566	$1,743,919	$1,547,689	$1,019,853	$732,892
Net Investment Income/(Loss)	1.58%	1.51%	1.56%	1.77%	1.56%
Expenses Before Reductions(c)	0.49%	0.49%	0.49%	0.51%	0.52%
Expenses Net of Reductions(d)	0.49%	0.49%	0.49%	0.51%	0.51%
Portfolio Turnover Rate(e)	8%	3%	4%	3%	2%
(a)	Average shares method used in calculation.
(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.
(d)	Expenses net of reductions excludes paid indirectly, pursuant to a "commission recapture" program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.
(e)	Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between classes of shares issued.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Financial Highlights

AZL Schroder Emerging Markets Equity Fund
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)
	Year Ended December 31,
	2015	2014	2013	2012	2011
Class 1 – Net Asset Value, Beginning of Period	$7.35	$7.81	$8.05	$7.08	$8.76
Investment Activities:
Net Investment Income/(Loss)	0.07	0.10	0.09	0.08	0.12
Net Realized and Unrealized Gains/(Losses) on Investments	(1.00)	(0.48)	(0.25)	1.39	(1.61)
Total from Investment Activities	(0.93)	(0.38)	(0.16)	1.47	(1.49)
Dividends to Shareholders From:
Net Investment Income	(0.10)	(0.07)	(0.08)	(0.08)	(0.08)
Net Realized Gains	(0.28)	(0.01)	—	(0.42)	(0.11)
Total Dividends	(0.38)	(0.08)	(0.08)	(0.50)	(0.19)
Net Asset Value, End of Period	6.04	$7.35	$7.81	$8.05	$7.08
Total Return(a)	(12.69)%	(4.96)%	(1.96)%	21.52%	(17.09)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's)	$20,505	$26,194	$31,711	$36,970	$34,046
Net Investment Income/(Loss)	0.86%	1.14%	1.04%	0.99%	1.28%
Expenses Before Reductions(b)	1.49%	1.46%	1.45%	1.43%	1.45%
Expenses Net of Reductions	1.33%	1.31%	1.30%	1.28%	1.25%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(c)	1.33%	1.31%	1.30%	1.28%	1.25%
Portfolio Turnover Rate(d)	45%	58%	49%	51%	66%
Class 2 – Net Asset Value, Beginning of Period
Investment Activities:	$7.34	$7.80	$8.03	$7.07	$8.74
Net Investment Income/(Loss)	0.05	0.08	0.07	0.05	0.09
Net Realized and Unrealized Gains/(Losses) on Investments	(1.00)	(0.48)	(0.24)	1.39	(1.59)
Total from Investment Activities	(0.95)	(0.40)	(0.17)	1.44	(1.50)
Dividends to Shareholders From:
Net Investment Income	(0.07)	(0.05)	(0.06)	(0.06)	(0.06)
Net Realized Gains	(0.28)	(0.01)	—	(0.42)	(0.11)
Total Dividends	(0.35)	(0.06)	(0.06)	(0.48)	(0.17)
Net Asset Value, End of Period	$6.04	$7.34	$7.80	$8.03	$7.07
Total Return(a)	(12.88)%	(5.22)%	(2.10)%	21.04%	(17.27)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's)	$172,238	$225,276	$266,951	$298,895	$266,106
Net Investment Income/(Loss)	0.60%	0.90%	0.79%	0.74%	1.03%
Expenses Before Reductions(b)	1.74%	1.71%	1.70%	1.68%	1.70%
Expenses Net of Reductions	1.58%	1.56%	1.55%	1.53%	1.50%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(c)	1.58%	1.56%	1.55%	1.53%	1.50%
Portfolio Turnover Rate(d)	45%	58%	49%	51%	66%
(a) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(b)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.
(c)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a "commission recapture" program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.
(d) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of share issued.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Financial Highlights

AZL Small Cap Stock Index Fund
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)
	Year Ended December 31,
	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$15.43	$15.65	$11.39	$9.87	$9.90
Investment Activities:
Net Investment Income/(Loss)	0.19	0.12	0.09	0.13	0.05
Net Realized and Unrealized Gains/(Losses) on Investments	(0.58)	0.65	4.50	1.43	(0.03)
Total from Investment Activities	(0.39)	0.77	4.59	1.56	0.02
Dividends to Shareholders From:
Net Investment Income	(0.17)	(0.09)	(0.14)	(0.04)	(0.05)
Net Realized Gains	(1.38)	(0.90)	(0.19)	—	—
Total Dividends	(1.55)	(0.99)	(0.33)	(0.04)	(0.05)
Net Asset Value, End of Period	$13.49	$15.43	$15.65	$11.39	$9.87
Total Return(a)	(2.49)%	5.23%	40.62%	15.82%	0.29%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's)	$276,006	$381,585	$383,152	$267,053	$203,895
Net Investment Income/(Loss)	0.96%	0.81%	0.71%	1.33%	0.46%
Expenses Before Reductions(b)	0.59%	0.59%	0.59%	0.61%	0.63%
Expenses Net of Reductions	0.59%	0.59%	0.59%	0.61%	0.62%
Portfolio Turnover Rate	16%	14%	17%	10%	21%
(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(b)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Financial Highlights

AZL T. Rowe Price Capital Appreciation Fund
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)
	Year Ended December 31,
	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$15.90	$15.84	$12.29	$10.98	$11.57
Investment Activities:
Net Investment Income/(Loss)	0.11	0.11	0.07	0.13	0.09
Net Realized and Unrealized Gains/(Losses) on Investments	0.68	1.69	3.60	1.22	(0.58)
Total from Investment Activities	0.79	1.80	3.67	1.35	(0.49)
Dividends to Shareholders From:
Net Investment Income	(0.10)	(0.06)	(0.12)	(0.04)	(0.10)
Net Realized Gains	(0.55)	(1.68)	—	—	—
Total Dividends	(0.65)	(1.74)	(0.12)	(0.04)	(0.10)
Net Asset Value, End of Period	$16.04	$15.90	$15.84	$12.29	$10.98
Total Return(a)	5.07%	11.77%	29.94%(c)	12.32%	(4.20)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's)	$1,150,906	$787,570	$519,248	$420,994	$364,642
Net Investment Income/(Loss)	0.98%	0.93%	0.44%	1.14%	0.71%
Expenses Before Reductions(b)	1.05%	1.05%	1.06%	1.07%	1.10%
Expenses Net of Reductions	1.00%	1.00%	1.01%	1.02%	1.06%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(e)	1.00%	1.00%	1.01%	1.03%	1.06%
Portfolio Turnover Rate	73%	72%	122%(d)	24%	11%
(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(b)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.
(c)	During the year ended December 31, 2013, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.10%.
(d)	Effective November 15, 2013, the Subadviser changed from Davis Selected Advisors, LP to T. Rowe Price Associates, Inc. Costs of purchase and proceeds from sales of portfolio securities associated with the change in the Subadviser contributed to a higher portfolio turnover rate for the year ended December 31, 2013 as compared to prior years.
(e)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a "commission recapture" program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

Financial Highlights

AZL Wells Fargo Large Cap Growth Fund
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)
	Year Ended December 31, 2015	April 28, 2014 to December 31, 2014(a)
Net Asset Value, Beginning of Period	$11.27	$10.00
Investment Activities:
Net Investment Income/(Loss)	0.01	—
Net Realized and Unrealized Gains/(Losses) on Investments	0.49	1.27
Total from Investment Activities	0.50	1.27
Dividends to Shareholders From:
Net Investment Income	—(b)	—
Total Dividends	—(b)	—
Net Asset Value, End of Period	$11.77	$11.27
Total Return(c)	4.48%	12.70%(d)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's)	$89,029	$101,740
Net Investment Income/(Loss)(f)	0.09%	0.01%
Expenses Before Reductions(f)	1.10%	1.09%
Expenses Net of Reductions(f)	1.00%	0.99%
Expenses Net of Reductions, Excluding Expenses Paid Directly(f)(g)	1.00%	0.99%
Portfolio Turnover Rate	26%	24%(d)
(a)	Period from commencement of operations.
(b)	Represents less than $0.005.
(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(d)	Not annualized.
(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.
(f)	Annualized for periods less than one year.
(g)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a "commission recapture" program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016

FOR MORE INFORMATION

This Prospectus is intended for use only when accompanied or preceded by a variable product prospectus.

MORE INFORMATION ABOUT THE FUNDS

The following documents are available free upon request:
Annual/Semi-Annual Reports (Shareholder Reports):
Each Fund's annual and semi-annual reports to shareholders contain additional information about the Funds' investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance, except the AZL Government Money Market Fund, during its last fiscal year.
Proxy Voting Records:
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available without charge.
Statement of Additional Information (SAI):
The SAI provides more detailed information about the Funds, including their respective operations and investment policies. It is incorporated by reference and is legally considered a part of this Prospectus.
Shareholder Inquiries:
Shareholders in the Fund may make inquiries to the Fund by contacting the Fund at the address or the toll-free number set forth in the table below.
Your request for free documents may be made in the following ways:
Shareholder Reports and the SAI	Contact a broker or investment adviser that sells products that offer the Funds.	Contact the Funds at: 3435 Stelzer Road, Columbus, Ohio 43219 (toll-free) 1-800-624-0197	Access the Allianz Life website at: www.allianzlife.com/VariableInvestments (for the SAI) www.allianzlife.com/shareholderreports (for the shareholder reports)
Proxy Voting Records	Access the Allianz Life website at: www.allianzlife.com/VariableInvestments

INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION

You can review information about the Funds (including the SAI), and obtain copies, after paying a duplicating fee, from the SEC as follows:
In Person:
Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-551-8090.)
By Mail:
Securities and Exchange Commission
Public Reference Section
100 F Street NE
 Washington, D.C. 20549
On the EDGAR database via the Internet:
www.sec.gov
By electronic request:
publicinfo@sec.gov.
 The SEC charges a fee to copy any documents.
Investment Company Act file no. 811-09491
The Allianz Variable Insurance Products Trust ♦Prospectus♦ April 25, 2016